[TRANSLATION]













                                      PIMCO









Monthly Distribution Type
      PIMCO FUNDS - PIMCO TOTAL RETURN FUND (in Japanese)
      PIMCO FUNDS - PIMCO TOTAL RETURN FUND (in English)




                                   PROSPECTUS
                                  January 2001



US Jurisdiction Open-Ended Contractual Type Foreign Investment Fund (denominated in the US dollar)













Investment Advisor and Administrator:                   For purchase, contact:
Pacific Investment Management Company LLC               Nikko Securities

                                  (TRANSLATION)

                  SECURITIES REGISTRATION STATEMENT, AS AMENDED


To: Director of Kanto Local Finance Bureau
                  Filed as of December 15, 2000, as amended on December 22, 2000

                  Name of Trust: PIMCO FUNDS

                  Name of Trustees:
                                 Brent R. Harris
                                 Chairman of Board of Trustees and Trustee

                  Address of Head Office:
                                 840 Newport Center Drive, Suite 300
                                 Newport Beach, California 92660, U.S.A.

                  Name of Attorney-in-fact:
                                 Nagashima Ohno & Tsunematsu
                                 Hidetaka Mihara, Attorney-at-law

                                 Signature     (Signature)              (Seal)
                                           -------------------------------------


                  Address of Attorney-in-fact:
                                 Nagashima Ohno & Tsunematsu
                                 Kioicho Building,
                                 3-12, Kioicho, Chiyoda-ku, Tokyo

                                 Name of Person to Contact with:
                                     Yasuyuki Takayama, Attorney-at-law

                                 Place to Contact with:
                                     Same as the Address of the Attorney-in-fact

                                 Telephone Number:           03-3288-7000


                      Offering for Subscription Covered by
               this Securities Registration Statement, as Amended
--------------------------------------------------------------------------------


Name of the Fund Concerning the Foreign Investment Trust Securities to be Offered for Subscription:

                  PIMCO FUNDS - PIMCO Total Return Fund

Type and Amount of the Foreign  Investment  Trust  Securities  to be Offered for
Subscription:

                  Up to 300 million Administrative Class Shares.

                  Up to the total amount aggregating the amounts calculated by multiplying the respective net asset value per Administrative Class Share by the respective number of Administrative Class Shares in respect of 300 million Administrative Class Shares (The maximum amount expected to be sold is U.S.$3,030 million (Yen 330.4 billion)).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=Yen 109.05, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 31, 2000.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Administrative Class Share as of October 31, 2000 (U.S.$10.10) by 300 million Administrative Class Shares for convenience.


                         The Place(s) at Which Copies of
               this Securities Registration Statement, as Amended
                    Are Made Available for Public Inspection
--------------------------------------------------------------------------------

                                 Not Applicable

                                Table of Contents
                                                                           Page

PART I INFORMATION CONCERNING SECURITIES....................................

PART II INFORMATION CONCERNING ISSUER.......................................

        I.    DESCRIPTION OF THE FUND.......................................

        II.    OUTLINE OF THE TRUST.........................................

        III.    OUTLINE OF THE OTHER RELATED COMPANIES......................

        IV.    FINANCIAL CONDITIONS OF THE FUND.............................

        V.    SUMMARY INFORMATION CONCERNING
              FOREIGN INVESTMENT FUND SECURITIES............................

PART I.       INFORMATION CONCERNING SECURITIES

1.     NAME OF FUND

       PIMCO FUNDS (hereinafter referred to as the "Trust")

       The Trust is an umbrella fund consisting of sub-funds, the sub-fund shares of which will be offered in Japan is the following:

       PIMCO Total Return Fund (hereinafter referred to as the "Fund").

2.     NATURE OF FOREIGN INVESTMENT FUND SECURITIES CERTIFICATES:
       Registered shares with par value of $0.0001 each

       The Trust consists of the following 47 sub-funds, and its shares are divided into at most 8 classes: Institutional Class, Administrative Class, Class A, Class B, Class C, Class D, Class J and Class K.

       1.     Money Market Fund
       2.     Short-Term Fund
       3.     Low Duration Fund
       4.     Low Duration Fund II
       5.     Low Duration Fund III
       6.     GNMA Fund
       7.     Moderate Duration Fund
       8.     Real Return Bond Fund
       9.     Total Return Fund
       10.    Total Return Fund II
       11.    Total Return Fund III
       12.    Total Return Mortgage Fund
       13.    Investment Grade Corporate Bond Fund
       14.    High Yield Fund
       15.    Long-Term U.S. Government Fund
       16.    Long Duration Fund
       17.    Short Duration Municipal Income Fund
       18.    Municipal Bond Fund
       19.    California Intermediate Municipal Bond Fund
       20.    California Municipal Bond Fund
       21.    New York Municipal Bond Fund
       22.    Global Bond Fund
       23.    Global Bond Fund II
       24.    Foreign Bond Fund
       25.    Emerging Markets Bond Fund
       26.    Strategic Balanced Fund
       27.    Convertible Fund
       28.    European Convertible Fund
       29.    Commercial Mortgage Securities Fund
       30.    StocksPLUS Fund
       31.    StocksPLUS Short Strategy Fund
       32.    Loan Obligation Fund
       33.    Short-Term Portfolio
       34.    Short-Term Portfolio II
       35.    U.S. Government Sector Portfolio
       36.    U.S. Government Sector Portfolio II
       37.    Mortgage Portfolio
       38.    Mortgage Portfolio II
       39.    Investment Grade Corporate Portfolio
       40.    High Yield Portfolio
       41.    Municipal Sector Portfolio
       42.    International Portfolio
       43.    Emerging Markets Portfolio
       44.    Short-Term Emerging Markets Portfolio
       45.    Real Return Bond Portfolio
       46.    Asset-Backed Securities Portfolio
       47.    Asset-Backed Securities Portfolio II

       In Japan, Administrative Class Shares (hereinafter referred to as the "Shares") of the following sub-fund are for public offering. No rating has been acquired.

       PIMCO Total Return Fund

3.     NUMBER OF SHARES TO BE OFFERED FOR SALE (IN JAPAN)

       Up to 300 million Shares

4.     TOTAL AMOUNT OF OFFERING PRICE:

       Up to the total amount aggregating the amounts calculated by multiplying the respective net asset value per Share by the respective number of Shares in respect of 300 million Shares. (The maximum amount expected to be sold is U.S.$3,030 million (Yen 330.4 billion).)

       Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of October 31, 2000 ($10.10) by the number of Shares to be offered (300 million). "U.S. $ " may be referred to hereafter as "$".

       Note 2: Dollar amount is translated for convenience at the rate of $1.00=Yen 109.05 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 31, 2000). The same applies hereinafter.

       Note 3: In this Document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up or down when necessary. As a result, in this Document, there are cases in which Japanese yen figures for the same information differ from each other.

5.     ISSUE PRICE:

The Net Asset Value per Share (denominated in U.S. dollars) next calculated on a Fund Business Day after each application for purchase is received by the Trust.

       Note : A "Fund Business Day" means a day on which the New York Stock Exchange is open for business.

6.     SALES CHARGE:

       No sales charge is payable at the time of application for purchase; provided that the investor shall pay a monthly sales charge (the "Sales Charge") equal to 0.15% of the net asset value per Share (determined on the last Fund Business Day in each month in respect of which the relevant dividend is calculated). The Sales Charge is deducted upon payment of the monthly dividend, and will be deducted for a period of at least 3 and up to 24 months, depending on the number of Shares to which the investor subscribes, beginning two months after the month in which the application for purchase is made, and thereafter as follows:-

           ----------------------------------------------------- --------------------------------------
           Number of Shares applied per transaction              Rate of Sales Charge
           ----------------------------------------------------- --------------------------------------
           Less than 100,000 Shares                              0.15%x24 times=3.60%
           ----------------------------------------------------- --------------------------------------
           Less than 500,000 Shares                              0.15%x16 times=2.40%
           ----------------------------------------------------- --------------------------------------
           Less than 1,000,000 Shares                            0.15%x10 times=1.50%
           ----------------------------------------------------- --------------------------------------
           Less than 5,000,000 Shares                            0.15%x6 times=0.90%
           ----------------------------------------------------- --------------------------------------
            5,000,00 Shares or more                              0.15%x3 times=0.45%
           ----------------------------------------------------- --------------------------------------

           * If the request for redemption is made before all the Sales Charge as referred to in the above table are fully paid, then the unpaid Sales Charges, which were not previously paid out by setting off with the dividend, will be deducted from the redemption price, In such case, such unpaid Sales Charge will be calculated based on the net asset value per Share on the date of the relevant request for redemption (which is the last Fund Business Day in the relevant month).

           ** If (i) no dividend is paid in any month or (ii) the amount of any dividend to be paid in any month is less than the amount of the Sales Charge payable with respect to such month, then the relevant Sales Charge with respect to such month shall not be paid in such month, but shall be payable in the next month.

7.     MINIMUM AMOUNT OR NUMBER OF SHARES FOR SUBSCRIPTION:

       The minimum amount for purchase of Shares is 100 Shares and in integral multiples of 10 Shares.

8.     PERIOD OF SUBSCRIPTION:

       From:         January 1, 2001 (Monday)
       To:           December 31, 2001 (Monday)

       Provided that the subscription is handled only on a Fund Business Day and a business day in Japan.

9.     DEPOSIT FOR SUBSCRIPTION:

       None.

10.    PLACE OF SUBSCRIPTION:

       The Nikko Securities Co., Ltd. (hereinafter referred to as " Nikko") at 3-1, Marunouchi 3-chome, Chiyoda-ku, Tokyo

       Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

11.    DATE AND PLACE OF PAYMENT:

       Investors shall pay the subscription amount in yen to Nikko on the third business day in Japan from the day (which is a business day in Japan) when Nikko receives confirmation from the Trust of the execution of the order (the "Trade Day") (see "Part II. Information Concerning Issuer, I. Description of the Fund,
3. Management Structure, (A) C. Sales, Repurchase and Custody" below.). Nikko shall pay such subscription amount in U.S. dollars to the Trust, or its designee, on the date in the U.S corresponding to the date in Japan Nikko receives the subscription amount from investors ("Payment Date") or such other time as may be required by laws of U.S.

12.    OUTLINE OF UNDERWRITING, ETC.:

       (A) Nikko undertakes to make a public offering of up to 300 million Shares in accordance with an agreement dated May 5, 2000 entered into with the Distributor in connection with the sale of the Shares in Japan.

       (B) During the subscription period, Nikko will forward the purchase orders and repurchase requests of the Shares received directly or indirectly through other handling securities companies (the "Handling Securities Companies") to the Distributor.

       (C)    The Fund has appointed Nikko as the Agent JSDA Member in Japan.

       Note: "The Agent JSDA Member" shall mean a financial institution which, under a contract made with a foreign issuer of investment securities, makes public the information concerning the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and other handling securities companies rendering such other services.

13.    MISCELLANEOUS:

       (A)    Method of Subscription:

              Investors who subscribe for Shares shall enter into an agreement with a Handling Securities Company concerning transactions of foreign securities. A Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account ("Contract") and the investors submit to the Handling Securities Company an application for requesting the opening of a transactions account under the Contract. The subscription amount shall be paid in yen and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Handling Securities Company. Provided, however, that such subscription amount may be paid in dollars to the extent acceptable to the Handling Securities Company, such as by means of wire transfer through banks.

              The subscription amount shall be paid in dollars to the Trust, or its designee, by Nikko on the Payment Date or such other time as may be required by laws of U.S..

       (B)    Custody of Shares

              In the interest of economy and convenience, certificates for shares will not be issued to investors in the U.S. To shareholders in Japan, the Trust shall issue a global certificate representing Shares of such Shareholders, and such global certificate shall be held in custody in the name of Nikko by the Custodian, the Distributor or any designated entity thereof; provided, however, that neither Nikko nor shareholders in Japan can withdraw the said global certificate or any part of it from the custody, or request the Trust to issue any certificate (in definitive form or otherwise) representing any Share. Shareholders in Japan shall be required to entrust the custody of their Shares with Nikko.

              The matters concerning the receipt are in accordance with the Contract.

       (C)    Expenses summary:

              Expenses are one of several factors to consider when investing. The following table summarizes an investor's maximum transaction costs from investing in Shares of the Fund and expenses incurred in respect of Shares in the most recent fiscal year.

       Shareholder transaction expenses

              Sales load imposed on purchases                         (Notes)
              Redemption fee                                             None

       Annual Fund operating expenses
       (as a percentage of average net assets)

              Advisory fees                                             0.25%
              12b-1 (service) fees                                      0.25%
              Other expenses *                                          0.29%
              ------------------------------------------------------------------
              Total Fund operating expenses                             0.79%

              ----------
              * Other expenses reflect an Administrative fee of 0.18% and interest expense of 0.11% paid during the most recent fiscal year. Total Fund operating expenses excluding interest expense is 0.68%. Interest expense is generally incurred as a result of investment management activities.

       The table is provided to help you understand the expenses of investing in Shares of the Fund and of your share of the operating expenses. The expenses shown in the table do not reflect the application of credits that reduce certain Fund expenses.
       (Note)        See 6. "Sales Charge" above.

PART II.      INFORMATION CONCERNING ISSUER

I.     DESCRIPTION OF THE FUND

1.     GENERAL INFORMATION

(A)    Outline  of  Laws   Regulating  the  Fund  in  the   Jurisdiction   Where
       Established:

(1)    Name of the Fund:

       PIMCO FUNDS (the "Trust")

       The Trust is an umbrella fund consisting of sub-funds, the sub-fund shares of which will be offered in Japan is PIMCO Total Return Fund (the "Fund").

(2)    Form of the Fund

       The Fund is a diversified series of the Trust, a Massachusetts business trust organized on February 19, 1987. The Trust was created under, and is subject to, the General Laws of the Commonwealth of Massachusetts. A Massachusetts business trust is an association organized by the execution and delivery of a declaration of trust, which establishes the rights and obligations of the trustees of the trust and the holders of its shares of beneficial interest. Unlike a corporation, which is a form of organization created through compliance with applicable state statutes, a Massachusetts business trust is created by agreement (i.e., the declaration of trust). While the General Laws of Massachusetts require that a Massachusetts business trust file its declaration of trust with the Commonwealth of Massachusetts, such filing is not a condition precedent to the existence of the trust. As such, the Fund is a contract type of investment fund. A copy of the Trust's Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts.

       The Trust is an open-end management investment fund with an unlimited number of authorized shares of beneficial interest which may be divided without shareholder approval into two or more series or classes of shares having such preferences and special or relative rights and privileges as the Trustees of the Trust determine. The Trust's shares currently are divided into forty-seven series, one of which is this PIMCO Total Return Fund, and the Fund's shares are divided into eight classes. The Fund's Administrative Class shares are currently offered in Japan. On May 26, 1999, the Trust registered with the United States Securities and Exchange Commission (the "SEC") Class J shares and Class K shares for 15 of the Trust's series to be offered and sold solely in Japan. As of the date of this document, no Class J shares or Class K shares have been offered in Japan. The Fund also offers in the United States of America other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

       Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net residual assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares of the Trust have the right to call a meeting to consider the removal of a Trustee.

(3)     Governing Law

       The Trust is registered with the SEC as an investment company and is therefore subject to regulation under the United States Investment Company Act of 1940, as amended (the "1940 Act"). The sale of the Fund's shares is subject to, among other things, the United States Securities Act of 1933, as amended (the "1933 Act"). The Fund also intends to qualify each year and elect to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

       The following is a brief outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

          a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts, which provides, inter alia, as follows:

              A copy of the Amended and Restated Declaration of Trust must be filed with the Secretary of State of the Commonwealth of Massachusetts. Any amendment of the Amended and Restated
              Declaration of Trust must be filed with the Secretary within thirty days after the adoption of such amendment.

              The Trust must annually file with the Secretary of State on or before June 1 a report providing the name of the Trust, its address, number of shares outstanding and the names and address of its trustees.

              Penalties may be assessed against the Trust for failure to comply with certain of the provisions of Chapter 182.

          b.   Investment Company Act of 1940

              The 1940 Act generally requires investment companies to register as such with the SEC, and to comply with a number of substantive regulations of their operations. The 1940 Act requires, among other things, that an investment company provide periodic reports to its shareholders, generally limits an investment company's ability to engage in transactions with its affiliates, and requires that the company's contract with its investment manager be approved by shareholders and the independent members of the investment company's governing board. The 1940 Act also imposes limits on the capital structure of an open-end investment company by effectively limiting the securities that such an investment company may issue to common shares and by restricting the investment company's ability to incur debt.

       c.     Securities Act of 1933

              The 1933 Act regulates sales of securities unless the securities are exempt or excluded from regulation under that Act. The 1933 Act, among other things, imposes various registration requirements upon issuers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

       d.     Securities Exchange Act of 1934

              The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents, brokers, and dealers.

       e.     The Internal Revenue Code

              The Fund intends to qualify as a "regulated investment company" for U.S. federal income tax purposes, which will subject the Fund to restrictions applicable to the sources from which it derives its gross income, the diversification of its assets and the distribution of its investment company taxable income and tax exempt interest, and to meet all other requirements necessary for it to be relieved of U.S. federal taxes on income and gains it distributes to shareholders. Shareholders that are not exempt from taxation must pay tax on their distributions even if they reinvest their dividends in the Fund.

       f.     Other Laws

              The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the registration of the Fund's shares.

(B)    Outline of the Competent Authorities

       Among the regulatory authorities having jurisdiction over the Trust or certain of its operations are the SEC, the Internal Revenue Service, and state regulatory agencies or authorities.

       a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Trust and the Fund. The 1940 Act provides the SEC with broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the 1940 Act, and otherwise to enforce the provisions of the 1940 Act.

       b. The Internal Revenue Service has broad authority to administer and enforce the federal tax laws, including the authority to inspect the records of the Trust and the Fund to monitor compliance with applicable tax laws and regulations.

       c. State authorities have the authority to require the registration of investment company securities sold to their residents or within their jurisdictions and to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

(C)    Objects and Basic Nature of the Fund:

       The Fund, a diversified mutual fund, seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

(D)    History of the Fund:

       February 19, 1987:     Organization  in the  name of  Pacific  Investment
                              Management  Institutional Trust as a Massachusetts
                              business  trust  issuing a single class of shares,
                              (subsequently    designated   the   "Institutional
                              Class"). Adoption of Declaration of Trust

       February 25, 1992:     Change  of the name of the  Trust to PIMCO  Funds.
                              Amendment  of  Declaration  of Trust  Amended  and
                              Restated  Establishment  and  Designation of Total
                              Return Portfolio as Total Return Fund

       May 31, 1994:          Amended and Restated Establishment and Designation
                              of Total Return Fund so as to establish and designate Class A (redesignated "Institutional
                              Class") and Class B (redesignated  "Administrative
                              Class") shares.

       August 27, 1996:       Amended and Restated Establishment and Designation
                              of Total Return Fund so as to establish and designate three new classes of Shares, designated
                              Class A, Class B and Class C shares.

       February 24,1998:      Amended and Restated Establishment and Designation
                              of Total Return Fund so as to establish and designate an additional class of shares, Class D shares.

       July 22, 1998:         Commencement    of   public    offering   of   the
                              Administrative Class Shares of Total Return Fund in Japan.

       May 26, 1999:          Amended and Restated Establishment and Designation
                              of Total Return Fund so as to establish and designate Class J shares and Class K shares.

       March 16, 2000:        Approval by  Shareholders  of Amended and Restated
                              Declaration of Trust.

       March 31, 2000:        Amended and  Restated  Declaration  of Trust filed
                              with the Secretary of State of the Commonwealth of Massachusetts.

(E) Affiliated Companies of the Fund:

       Names and related business of the affiliated companies of the Fund are as follows:

(1)    Pacific  Investment  Management  Company  LLC (the  "Administrator",  the
       "Investment   Advisor"  the  "Advisor"  or  "PIMCO")  renders  investment advisory and administrative services to the Fund.

(2)    State Street Bank and Trust Company (the "Custodian") acts as custodian.

(3) PIMCO Funds Distributors LLC (the "Distributor") engages in providing distribution and marketing services to the Fund.

(4) The Nikko Securities Co., Ltd. (the "Distributor in Japan" and "Agent JSDA Member") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent JSDA member.

(5) National Financial Data Services (the "Transfer Agent") acts as transfer agent and dividend disbursing agent.

                           Related parties to the Fund


                           Transfer Agency Agreement

         Trust                                                                       Transfer Agent
     PIMCO Funds - PIMCO                                                         National Financial Data
     Total Return Fund ("Fund")                                                      Services
                                                                                (Transfer Agent and
          Trustees                                                                 distribution of dividends)
      (Amended and Restated
      Declaration of Trust)

Agent Securities                                        Custody and Investment
 Company Agreement   Distribution Contract              Accounting Agreement

         Distributor                       Administration
       PIMCO Funds Distributors            Agreement and Investment
            LLC                            Advisory Agreement
       (Distribution of Shares)                                                      Custodian
                                                                               State Street Bank and
                                                                                Trust Company
                                                                               (Custody of Fund's assets)

                Japanese Dealer
                Sales Contract

       Distributor in Japan                                                           Administrator
       Agent JSDA Member                                                             Investment Advisor

    The Nikko Securities Co., Ltd.                                                   Pacific Investment Management
       (Agent JSDA Member and Distributor                                               Company LLC
         of Shares in Japan)                                                         (Administrator and Investment
                                                                                      Advisor of Fund and its assets)




2.     INVESTMENT POLICY

(A)    Basic Policy for Investment and Objects of Investment:

       The investment objective and general investment policies of the Fund are described below. There can be no assurance that the investment objective of the Fund will be achieved. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when in the opinion of the Advisor it is appropriate to do so. It is impossible to predict for how long such alternative strategies will be utilized. The value of all securities and other instruments held by the Fund will vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Fund will vary.

       The investment objective of the Fund is fundamental and may not be changed without shareholder approval by vote of a majority of the outstanding shares of the Fund. If there is a change in the Fund's investment objective, including a change approved by a shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

       Specific portfolio securities eligible for purchase by the Fund, investment techniques that may be used by the Fund, and the risks associated with these securities and techniques are described more fully below under "Summary of Principal Risks" and "Characteristics and Risks of Securities and Investment Techniques".

Total Return Fund Description

       The investment objective of the Fund is to seek to maximize total return, consistent with preservation of capital and prudent investment management.

       The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of the following types of securities, which may have a variety of maturities: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds, and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies.

       The average portfolio duration of the Fund will normally vary within a three- to six-year time frame based on the Advisor's forecast for interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in fixed income securities that are rated below investment grade (i.e., securities rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P")) but rated B or higher by Moody's or S&P (or, if unrated, determined by the Advisor to be of comparable quality). For information on the risks associated with investments in securities rated below investment grade, see "Description of Securities Ratings." The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

       The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

       As a non-fundamental, operating policy, the Advisor intends to use foreign currency-related derivative instruments (currency futures and related options, currency options, forward contracts and swap agreements) in an effort to hedge foreign currency risk with respect to at least 75% of the assets of the Fund denominated in currencies other than the U.S. dollar. There can be no assurance that the Advisor will be successful in doing so. The active use of currency derivatives involves transaction costs which may adversely affect yield and return.

       Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o        Interest Rate Risk        o        Derivatives Risk                o        Currency Risk
o        Credit Risk               o        Liquidity Risk                  o        Leveraging Risk
o        Market Risk               o        Mortgage Risk                   o        Management Risk
o        Issuer Risk               o        Foreign Investment Risk

       Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Fund.

Duration

       In managing fixed income securities, one of the principal tools generally used by the Advisor is "duration," which is a measure of the expected life of a fixed income security on a present value basis, incorporating a bond's yield, coupon interest payments, final maturity and call features. See "Description of Duration." Generally, when interest rates are falling, a portfolio with a shorter duration will not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case). With respect to the composition of any fixed income portfolio, the longer the duration of the portfolio, the greater the anticipated potential for total return, with, however, greater attendant market risk and price volatility than for a portfolio with a shorter duration. The market value of fixed income securities denominated in currencies other than the U.S. dollar also may be affected by movements in foreign currency exchange rates.

Summary of Principal Risks

         The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of the Fund are summarized in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. "Characteristics and Risks of Securities and Investment Techniques" includes more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective.

         Interest Rate Risk. As interest rates rise, the value of fixed income securities in the Fund's portfolio are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

         Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

         High Yield Risk. Non-investment grade high yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce the Fund's ability to sell its high yield securities (liquidity risk).

         Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

         Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

         Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Fund investments in foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

         Derivatives Risk. The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are described in more detail under "Characteristics and Risks of Securities and Investment Techniques - Derivative Instruments". The Fund may typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund may also use derivatives for leverage, in which case its use would involve leveraging risk (referred to below). The Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

         Mortgage Risk. When it purchases mortgage-related securities, the Fund is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility if it holds mortgage-related securities. This is known as extension risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

         Non-U.S. Investment Risk. The securities markets of many countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, non-U.S. issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a country other than the U.S. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

         Emerging Markets Risk. Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed non-U.S. countries.

         Currency Risk. Funds that invest directly in non-U.S. currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or other governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments in non-U.S. currency-denominated securities may reduce the returns of the Fund.

         Leveraging Risk. The Fund may engage in transactions that give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Advisor will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.

       Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

        Characteristics and Risks of Securities and Investment Techniques

       This section provides additional information about some of the principal investments and related risks of the Fund. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the Advisor can decide whether to use them or not. This document does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of the Adviser and the portfolio manager.

Securities Selection

       The Fund seeks maximum total return. The total return sought by the Fund consists of both income earned on the Fund's investments and capital appreciation, if any, arising from increases in the market value of the Fund's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

       In selecting securities for the Fund, the Advisor develops an outlook for interest rates, foreign currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor's outlook for the U.S. and other economies, the financial markets and other factors.

       The Advisor attempts to identify areas of the bond market that are undervalued relative to the rest of the market. The Advisor identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, the Advisor will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that the Advisor's security selection techniques will produce the desired results.

U.S. Government Securities

       U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. The U.S. Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

Corporate Debt Securities

       Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See "Variable and Floating Rate Securities" below. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

       Investments in corporate debt securities that are rated below investment grade (rated below Baa (Moody's) or BBB (S&P)) are described as "speculative" both by Moody's and S&P. Such securities are sometimes referred to as "junk bonds," and may be subject to greater market fluctuations, less liquidity and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Moody's also describes securities rated Baa as having speculative characteristics. The Advisor seeks to minimize these risks through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions. See "Description of Securities Ratings." Investments in high yield securities are discussed separately below under "High Yield Securities ("Junk Bonds")."

Convertible and Equity Securities

       The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.

       The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the Fund's ability to achieve its investment objectives.

       While the Fund intends to invest primarily in fixed income securities, it may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, legal or technical restrictions. In such cases, the Fund may consider equity securities or convertible bonds to gain exposure to such investments.

       Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Loan Participations and Assignments

       The Fund may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions ("lenders"). Generally, the Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

       Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. The Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including limited marketability and the risks of being a lender. See "Illiquid Securities" for a discussion of the limits on the Fund's investments in loan participations and assignments with limited marketability. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. In assignments, the Fund's rights against the borrower may be more limited than those held by the original lender.

Delayed Funding Loans and Revolving Credit Facilities

       The Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid).

       The Fund may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See "Loan Participations and Assignments." The terms of the participation require the Fund to make a pro rata share of all loans extended to the borrower and entitles the Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that the Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Variable and Floating Rate Securities

       Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

       The Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

       The Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Fund has adopted a policy under which the Fund will invest no more than 5% of its net assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities. See "Mortgage-Related and Other Asset-Backed Securities" for a discussion of IOs and POs.

Inflation-Indexed Bonds

       Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that secures inflation into the principal value of the bond. Most other issuers pay out the CPI accruals ("CPI" means "consumer price index") as part of a semi-annual coupon.

       Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an investor purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

       If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If such a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

       The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

       While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

       The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

       Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

       The Fund may invest all of its assets in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly.

Mortgage-Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

       Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations ("CMOs") are hybrid mortgage-related instruments. Interest and pre-paid principal on a CMO are paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Mortgage-Related Securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls (see "Reverse Repurchase Agreements, Dollar Rolls, and Borrowings"), CMO residuals or stripped mortgage-backed securities ("SMBS"), and may be structured in classes with rights to receive varying proportions of principal and interest.

       A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. The Fund has adopted a policy under which the Fund will invest no more than 5% of its net assets in any combination of IO, PO, or inverse floater securities. The Fund may invest in other asset-backed securities that have been offered to investors.

Repurchase Agreements

       For the purpose of achieving income, the Fund may enter into repurchase agreements, which entail the purchase of a portfolio-eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time (normally one day). If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, the Fund will seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Fund will invest no more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Reverse Repurchase Agreements, Dollar Rolls, and Borrowings

       A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund generally will segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements and, to this extent, a reverse repurchase agreement (or economically similar transaction) will not be considered a "senior security" subject to the 300% asset coverage requirements otherwise applicable to borrowings by the Fund.

       The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased will be of the same type and will have the same interest rate as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. The Fund will segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls.

       To the extent that positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered through the maintenance of segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund's limitations on borrowings, which would restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of the Fund's total assets. The Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Loans of Portfolio Securities

       For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided:

       (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned;

       (ii) the Fund may at any time call the loan and obtain the return of the securities loaned;

       (iii) the Fund will receive any interest or dividends paid on the loaned securities; and

       (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.

       The Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the security loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.

When-Issued, Delayed Delivery and Forward Commitment Transactions

       The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When such purchases are outstanding, the Fund will segregate until the settlement date, assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

       When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

       When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Short Sales

       The Fund may from time to time effect short sales as part of its overall portfolio management strategies, including the use of derivative instruments, or to offset potential declines in value of long positions in similar securities as those sold short. A short sale is a transaction in which the Fund sells a security it does not own at the time of the sale in anticipation that the market price of that security will decline. To the extent that the Fund engages in short sales, it must maintain asset coverage in the form of segregated assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner.

Non-U.S. Securities

       The Fund may invest directly in fixed income securities of non-U.S. issuers. The Fund will concentrate its non-U.S. investments in securities of issuers based in developed countries; however, the Fund may invest up to 10% of its assets in securities of issuers based in a country that is defined as an emerging or developing economy by any of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), including its various offshoots, such as the International Finance Corporation, or the United Nations or its authorities.

       Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments positions. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other. Investing in the securities of issuers in any non-U.S. country involves special risks and considerations not typically associated with investing in U.S. companies. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in non-U.S. countries. Additionally, non-U.S. securities and dividends and interest payable on those securities may be subject to non-U.S. taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than U.S. securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in non-U.S. securities may include higher custodial fees than apply to U.S. custodial arrangements and transaction costs of non-U.S. currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

       The Fund may invest in the securities of issuers based in countries with developing economies. Investing in developing (or "emerging market") countries involves certain risks not typically associated with investing in U.S.
securities, and imposes risks greater than, or in addition to, risks of investing in non-U.S., developed countries. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investment in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investment.

       Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Also, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

       Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

       The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by the Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

       The Fund's investments in non-U.S. dollar denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for U.S. federal tax purposes.

Foreign Currency Transactions

       Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

       The Fund may buy and sell foreign currencies on a spot and forward basis to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in non-U.S. currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a non-U.S. currency or to shift exposure to non-U.S. currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees to cover its obligations under forward non-U.S. currency exchange contracts entered into for non-hedging purposes.

       The Fund may invest in options on non-U.S. currencies and non-U.S. currency futures and options thereon. The Fund also may invest in non-U.S. currency exchange-related securities, such as non-U.S. currency warrants and other instruments whose return is linked to non-U.S. currency exchange rates. The Fund will use these techniques to hedge at least 75% of its exposure to non-U.S. currency. For a description of these instruments, see "Derivative Instruments" below.

High Yield Securities ("Junk Bonds")

       The Fund may invest up to 10% of its assets in fixed income securities rated lower than Baa by Moody's or lower than BBB by S&P but rated at least B by Moody's or S&P (or, if not rated, of comparable quality). Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Securities rated Baa are considered by Moody's to have some speculative characteristics. Investors should consider the following risks associated with high yield securities before investing in the Fund.

       Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

       High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

       The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

       The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Advisor does not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by the Fund, the Fund may retain the portfolio security if the Advisor deems it in the best interest of shareholders.

Derivative Instruments

       The Fund may purchase and write call and put options on securities, swap agreements, securities indexes and non-U.S. currencies, and enter into futures contracts and use options on futures contracts as further described below. The Fund also may enter into swap agreements with respect to non-U.S. currencies, interest rates, and securities indexes. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of its overall investment strategies. The Fund may also purchase and sell options relating to non-U.S. currencies for purposes of increasing exposure to a non-U.S. currency or to shift exposure to non-U.S. currency fluctuations from one country to another. The Fund will segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to limit leveraging of the Fund.

       Derivative instruments are considered for these purposes to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The Fund may invest some or all of its assets in derivative instruments. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly. If the Advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

       The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative instruments may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments, or due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Options on Securities, Swap Agreements, Securities Indexes, and Currencies. The Fund may purchase put options on securities, swap agreements and indexes. One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may also purchase call options on securities, swap agreements and indexes. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.

       The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

       The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

       The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.

       The Fund may buy or sell put and call options on non-U.S. currencies. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce non-U.S. currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Swap Agreements. The Fund may enter into interest rate, index, credit, equity and currency exchange rate swap agreements. The Fund may also enter into options on swap agreements ("swap options"). These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time or specified terms the Fund may write
(sell) and purchase put and call swap options.

       Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

       Whether the Fund's use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the U.S. Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

       Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Futures Contracts and Options on Futures Contracts. The Fund may invest in interest rate futures contracts and options thereon ("futures options"), and to the extent it may invest in non-U.S. dollar currency-denominated securities, may also invest in non-U.S. currency futures contracts and options thereon.

       There are several risks associated with the use of futures and futures options for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

       The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

       The Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or non-U.S. exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the U.S. Commodity Futures Trading Commission ("CFTC") or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's net assets.

Hybrid Instruments

       A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

       Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Accordingly, the Fund will invest no more than 5% of its assets in hybrid instruments.

       Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund's investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Event-Linked Bonds

       The Fund may invest in "event-linked bonds." Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other entities. Some event-linked bonds are commonly referred to as "catastrophe bonds". If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on companywide losses, index portfolio losses, industry indexes, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

       Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

Investment in Investment Companies

       The Fund may invest up to 10% of its assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

       Subject to the restrictions and limitations of the 1940 Act, the Fund may, in the future, elect to pursue its investment objective by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Portfolio Turnover

       The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may result in realization of taxable capital gains.

Illiquid Securities

       The Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Advisor may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities) and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Advisor has determined to be liquid under procedures approved by the Board of Trustees).

       Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the U.S. federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Temporary Defensive Strategies

       For temporary or defensive purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Advisor deems it appropriate to do so. When the Fund engages in such strategies, it may not achieve its investment objective.

Percentage Investment Limitations

       Unless otherwise stated, all percentage limitations on Fund investments will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

       The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described herein. These securities and techniques may subject the Fund to additional risks.

Description of Duration

       Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of "term to maturity." Traditionally, a fixed income security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a fixed income security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration management is one of the fundamental tools used by the Advisor.

       Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

       Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen the Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

       Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

       There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. For inflation-indexed bonds, duration is calculated on the basis of modified real duration, which measures price changes of inflation-indexed bonds on the basis of changes in real, rather than nominal, interest rates. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of a fixed income security may vary over time in response to changes in interest rates and other market factors. In these and other similar situations, the Advisor will use more sophisticated analytical techniques that incorporate the anticipated economic life of a security into the determination of its interest rate exposure.

Description of Securities Ratings

       The Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Advisor to be of comparable quality). The percentage of the Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

Corporate and Municipal Bond Ratings

       Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

       A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

       Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

       C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

       Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

       Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

       PRIME-1:  Issuers  rated  Prime-1  (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

       PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

       PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

       NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

       AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

       AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

       A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

       BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

       Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

       BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

       B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

       CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

       CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

       C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

       CI: The rating CI is reserved for income bonds on which no interest is being paid.

       D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

       Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

       Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

       r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

       The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

       N.R.: Not rated.

       Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

       An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

       A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

       A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

       A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

       B: Issues rated B are regarded as having only speculative capacity for timely payment.

       C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

       D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

       A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

(B)    Restrictions of Investment:

       The Fund's investment objective as set forth under "Investment Objective and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the Fund without shareholder approval by vote of a majority of the outstanding shares of the Fund. Under these restrictions:

(1) the Fund may not concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;

(2) the Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10 % of the outstanding voting securities of that issuer;

 (3) the Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein;

(4) the Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the prospectus filed in the U.S. and in the statement of additional information relating thereto, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

(5) the Fund may borrow money or issue any senior security, only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;

(6) the Fund may make loans only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;

(7) the Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws; or

(8) Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of the Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

       To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the maintenance of segregated assets determined to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the asset coverage requirements of the 1940 Act otherwise applicable to borrowing by the Fund.

       The Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Fund, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC. The Fund is included in an application seeking an order from the SEC to permit the Fund and the other sub-funds of the Trust to enter into transactions among themselves with respect to the investment of daily cash balances of the Fund in shares of the PIMCO Money Market Fund, another sub-fund of the Trust, as well as the use of daily excess cash balances of the PIMCO Money Market Fund in inter-fund lending transactions with the Fund and the other sub-funds for temporary cash management purposes. The interest paid by the Fund in such an arrangement will be less than that otherwise payable for an overnight loan, and will be in excess of the overnight rate the PIMCO Money Market Fund could otherwise earn as lender in such a transaction.

       The Fund is also subject to non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities.

       Unless otherwise indicated, all limitations applicable to Fund investments (as stated above and in the prospectus filed in the U.S. and in the statement of additional information relating thereto) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of the Fund's investment portfolio, resulting from market fluctuations or other changes in the Fund's total assets will not require the Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

Investment Restriction Pursuant to Japanese Regulations

       In addition, the Fund will, so long as the Shares are being offered for subscription by the Fund in Japan, comply with the following standards of selection under Article 26 of the "Rules Concerning Transactions of Foreign Securities" of the Japan Securities Dealers Association;

1. The Trust will not sell the Shares in Japan except through PIMCO Funds Distributors LLC.

2. The Trust has appointed, and will maintain the appointment of, a bank or trust company as the place for safe-keeping of its assets in connection with the Fund.

3. The Tokyo District Court shall have the jurisdiction over any and all litigation related to transactions in any class of shares of the Fund acquired by Japanese investors as required by Article 26, Item 4 of the Rules Concerning Transactions of Foreign Securities of the Japan Securities Dealers Association.

4. The Fund may not make short sales of securities or maintain a short position for the account of the Fund unless the total current value of the securities being the subject of the short sales or the short position is equal to or less than the net asset value of the Fund.

5. The Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, except for extraordinary or emergency purposes, such as in the case of a merger, amalgamation or the like.

6. The Fund may not acquire more than 50% of the outstanding voting securities of any issuer, if aggregated with the portion of holding in such securities by any and all other mutual funds managed by Pacific Investment Management Company LLC.

7. The Fund may not invest more than 15% of its total assets in voting securities privately placed, mortgage securities or unlisted voting securities which cannot be readily disposed of. This restriction shall not be applicable to securities determined by Pacific Investment
       Management Company LLC to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable.

8. None of the portfolio securities of the Fund may be purchased from or sold or loaned to any Trustee of the Trust, Pacific Investment Management Company LLC, acting as investment adviser of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Pacific Investment Management Company LLC, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

       All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. If any violation of the foregoing investment restrictions occurs, the Trust will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Trust and the only remedy in respect of the violation.

       If any of the foregoing standards shall, at any time when the Shares are being offered for subscription by the Trust in Japan or thereafter, no longer be required in accordance with the standards of the Japanese Securities Dealers Association, then such standards shall no longer apply.

(C)    Distribution Method:

       Shares begin earning dividends on the effective date of purchase, which shall be the payment date on which the subscription amount of the relevant Shares is received by the Trust. Dividends are declared daily from net investment income to shareholders of record at the close of the previous business day, and distributed to shareholders monthly. Any net realized capital gains from the sale of portfolio securities will be distributed no less frequently than once yearly. Dividend and capital gain distributions of the Fund will be reinvested in additional Shares unless the shareholder elects to have them paid in cash, though shareholders in Japan may only elect to receive them in cash. The dividend may, in certain circumstances, be set off with a Sales Charge, and is closely connected to the terms of the subscription and repurchase; the details thereof are set out in "3. Management Structure, (A) C. Sales, Repurchase and Custody, (1) b. Sales in Japan and (2) b. Repurchase in Japan" below.

(D) Others:

Morningstar,  a leading independent  servicer for evaluating mutual funds in the
U.S.,   evaluates   certain  mutual  funds  advised  by  PIMCO,   including  the
Administrative Class Shares of PIMCO Funds - PIMCO Total Return Fund.

3.     MANAGEMENT STRUCTURE

(A) Outline of Management of Assets, etc.:

A.     Valuation of assets:

       The net asset value per share of Shares of the Fund will be determined once on each day on which the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (normally 4:00 p.m., Eastern time) on the Exchange by dividing the total market value of the Fund's portfolio investments and other assets attributable to Administrative Class shares of the Fund, less any liabilities, by the number of total outstanding shares of that class. Net asset value will not be determined on the following days on which the Exchange is closed: Sunday, Saturday, New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

       Portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

       Quotations of non-U.S. securities in non-U.S. currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, when the Board of Trustees determines that amortized cost is their fair value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

       The Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share.

B.     Management Fee, etc.:

(1)    Advisory and Administrative Fees:

Investment Advisor

       Pacific Investment Management Company LLC serves as Investment Advisor to the Fund pursuant to an investment advisory contract. The Investment Advisor manages the investment and reinvestment of the assets of the Fund. The Investment Advisor is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers or dealers selected by it in its discretion.

Fund Administrator

       Pacific Investment Management Company LLC also serves as Administrator for the Fund's Administrative Class Shares pursuant to an administration agreement with the Trust. The Administrator provides administrative services for Administrative Class shareholders of the Fund, which include clerical help and accounting, bookkeeping, internal audit services, and certain other services required by the Fund, preparation of reports to the Fund's shareholders and regulatory filings. In addition, the Administrator, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Fund, and is responsible for the costs of registration of the Fund's shares and the printing of prospectuses and shareholder reports for current shareholders.

       The Fund (and not the Administrator) is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of the Administrator or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of Pacific Investment Management Company LLC or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include servicing fees payable with respect to Shares, and may include certain other expenses as permitted by the Trust's Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, subject to review and approval by the Trustees.

Advisory and Administrative Fees

       The Fund features fixed advisory and administrative fee rates. For providing investment advisory and administrative services to the Fund as described above, Pacific Investment Management Company LLC receives monthly fees from the Fund at an annual rate based on the average daily net assets of the Fund as follows:

                      Advisory                    Administrative
                      Fee Rate                    Fee Rate
                      ------------------------------------------------------
                      0.25%                       0.18%

       Both the investment advisory contract and administration agreement with respect to the Fund may be terminated by the Trustees at any time on 60 days' written notice. The investment advisory contract may be terminated by the Investment Advisor on 60 days' written notice. Following the expiration of the two-year period commencing with the effectiveness of the administration agreement, it may be terminated by the Administrator on 60 days' written notice. Following their initial two-year terms, the investment advisory contract and administration agreement will continue from year to year if approved by the Trustees.
       For the fiscal years ended March 31, 2000, 1999 and 1998, the aggregate amount of the advisory fees paid by the Fund was as follows:

Year Ended                           Year Ended              Year Ended
3/31/2000                            3/31/1999                3/31/1998
------------------------------------ ----------------------------------
$72,341,826                          $55,229,968              $38,327,843

       For the fiscal years ended March 31, 2000, 1999 and 1998, the aggregate amount of the administration fees paid by the Fund was as follows:

Year Ended                           Year Ended               Year Ended
3/31/2000                            3/31/1999                3/31/1998
------------------------------------------------------------------------
$58,764,667                          $43,425,035             $29,219,721

(2)    Administrative Class Servicing Fees

       The Distributor, a wholly owned subsidiary of PIMCO Advisors L.P., serves as the principal underwriter of the Fund's shares pursuant to a Distribution Contract. The Distributor is a broker-dealer registered with the SEC.

       The Distribution Contract is terminable with respect to the Fund or Shares without penalty, at any time, by the Fund or Administrative Class Shares by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obliged to sell any specific amount of Trust shares.

       The Distribution Contract will continue in effect with respect to the Fund or Shares for successive one - year periods, provided that such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Contract, the Administration Agreement or the Distribution and/or Administrative Servicing Plans described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

Service and Distribution Fees

       The Trust has adopted an Administrative Service Plan and a Distribution Plan (the "Plans") with respect to the Administrative Class shares of the Fund. Under the terms of the Plans, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution and marketing of Shares and/or the provision of certain shareholder services (in the case of the Distribution Plan) or the administration of plans or programs that use Shares as their funding medium (in the case of the Administrative Services Plan), and to reimburse certain other related expenses.

       Under the terms of the Administrative Class Distribution Plan, these services may include, but are not limited to, the following functions: providing facilities to answer questions from prospective investors about the Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information relating thereto; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Shares; and assisting investors in completing application forms and selecting dividend and other account options. Under the terms of the Administrative Services Plan, the services may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

       The same entity may not receive both distribution and administrative services fees with respect to the same assets but may with respect to separate assets receive fees under both a Distribution Plan and Administrative Services Plan.

       Each Plan provides that it may not be amended to materially increase the costs which shareholders of Shares may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not "interested persons" of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees"), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

       Each Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Shares may be used in any month to pay expenses under the Plan. Each Plan requires that Administrative Class shares incur no interest or carrying charges.

       Rules of the National Association of Securities Dealers, Inc. (the "NASD") limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

       Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Service Plan that they will have with respect to the Distribution Plan.

       For the fiscal year ended March 31, 2000, the Administrative Class Shares of the Fund paid aggregate fees under the Plans to qualified service providers in the amount of $6,890,843.

(3)    Other Expenses:

       Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The series of the Trust are responsible for: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses; which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares.

Trustee Compensation Table

       The following table sets forth information regarding compensation received by the Trustees from the Trust and certain other investment companies for which the Investment Advisor provides investment advisory services for the fiscal year ended March 31, 2000.

                                                                         Total Compensation from Trust
                                        Aggregate Compensation from         and Fund Complex Paid to
                                                 Trust (1)                        Trustee (2)
               Name
-------------------------------------------------------------------------------------------------------
Guilford C. Babcock                                  $55,000                            $74,000
-------------------------------------------------------------------------------------------------------
E. Philip Cannon                                        0(3)                            $63,753  (4)
-------------------------------------------------------------------------------------------------------
Vern O. Curtis                                       $59,000                            $80,750
-------------------------------------------------------------------------------------------------------
J. Michael Hagan                                        0(3)                               0(3)
-------------------------------------------------------------------------------------------------------
Thomas P. Kemp                                       $57,500                            $78,250
-------------------------------------------------------------------------------------------------------
William J. Popejoy                                   $57,500                            $78,250
-------------------------------------------------------------------------------------------------------

 (1) Each Trustee, other than those affiliated with the Investment Advisor or its affiliates, received an annual retainer of $45,000 plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with the Advisor or its affiliates, receives an additional annual retainer of $1,500. For the fiscal year ended March 31, 2000, the unaffiliated Trustees as a group received compensation in the amount of $231,546. Effective January 1, 2001, each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $60,000 plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses.

(2) Each Trustee also serves as a Director of PIMCO Commercial Mortgage Securities Trust, Inc., a registered closed-end management investment company, and as a Trustee of PIMCO Variable Insurance Trust, a registered open-end management investment company. For their services to PIMCO Commercial Mortgage Securities Trust, Inc., the Directors listed above received an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended in person and $500 for each meeting attended telephonically plus reimbursement of related expenses. In addition, a Director serving as a Committee Chair, other than those affiliated with the Advisor or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 1999, the unaffiliated Directors as a group received compensation in the amount of $42,786.

       The Trustees listed above, for their services as Trustees of PIMCO Variable Insurance Trust, receive an annual retainer of $4,000 plus $1,500 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with the Advisor or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 1999, the unaffiliated Trustees as a group received compensation in the amount of $41,786.

(3) Messrs. Cannon and Hagan joined the Board on May 16, 2000 and therefore received no compensation from the Trust for the fiscal year ending March 31, 2000. Messrs. Cannon and Hagan also received no compensation from PIMCO Variable Insurance Trust or PIMCO Commercial Mortgage Securities Trust, Inc. for the fiscal year ended December 31, 1999.

(4) Mr. Cannon also serves as a Trustee of PIMCO Funds: Multi-Manager Series which has adopted a deferred compensation plan. Mr. Cannon elected to have $63,750 in compensation deferred from that Trust.

C.     Sales, Repurchases and Custody:

(1)    Sales of Shares:

       a.     Sales in the United States

              Shares of the Administrative Class are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and the Fund pays service and/or distribution fees to such entities for services they provide to shareholders of that class.

              The Administrative Class Shares may be purchased at the relevant net asset value of the Administrative Class without a sales charge. The minimum initial investment for shares of the Administrative Class is $ 5 million.

              An account may be opened by completing and signing a Client Registration Application and mailing it to the Trust.

              Purchases of Shares of Administrative Class generally can only be made by wiring federal funds to National Financial Data Services (the "Transfer Agent"). Before wiring federal funds, the investor must first telephone the Trust to receive instructions for wire transfer, and the following information will be requested: name of authorized person; shareholder name; shareholder account number; name of Fund and share class; amount being wired; and wiring bank name.

              A purchase order, together with payment in proper form, received by the Transfer Agent prior to the close of business (ordinarily, 4:00 p.m., Eastern time) on a day the Trust is open for business will be effected at that day's net asset value. An order received after the close of business will generally be effected at the net asset value determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries by the close of, business and communicated to the Transfer Agent by 9:00 a.m. Eastern time, on the following business day will be effected at the net asset value determined on the prior business day. The Trust is "open for business" on each day the Exchange is open for trading, which excludes the following days:
       Sunday, Saturday, New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

       b.     Sales in Japan

              The terms applicable to an investor's account may restrict the frequency or timing of purchases or redemptions, which may have the effect of limiting an investor's ability to respond to changing market conditions.

              The offer for subscription of the Shares may be made in Japan on any date (which is a Fund Business Day and a business day in Japan), during the subscription period, referred to in "Part I. Information Concerning Securities, 8. Period of Subscription" of the Securities Registration Statement filed by the Trust in accordance with the terms set forth in "Part I. Information Concerning Securities" of the Securities Registration Statement.

              A Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transaction Account ("Contract") and receive from such investors an application for requesting the opening of a transactions account under the Contract. The purchase shall be made in the minimum investment of 100 Shares and in integral multiples of 10 Shares for the initial subscription and the same for any subsequent subscription.

              The issue price per Share shall be, in principle, the net asset value per Share, next calculated on a Fund Business Day on which the Trust has received the application for purchase of such Share. The Trade Day in Japan is the day (which shall be a business day in Japan) on which the Handling Securities Company obtains a confirmation from the Trust to the effect that the relevant order is executed; such Trade Day is ordinarily the business day in Japan immediately following the day on which the relevant application for purchase of Shares is made to the Handling Securities Company. The settlement shall be made with the investors on the third business day (which is the business day in Japan) after the Trade Day.

              The dividend is declared on a daily basis and shall be calculated as of the last Fund Business Day of each month, so that the dividend shall be paid out with respect of such month. The dividend shall be paid out by the Trust on the first Fund Business Day of each month, and such dividend shall be paid in yen to the investors in Japan on the business day in Japan immediately following the business day in Japan on which the Handling Securities Company confirms its receipt of dividend (which confirmation may ordinarily be made on the business day in Japan following the date the dividend is paid out from overseas). The details of payment method of such dividend to each investor is determined by the Handling Securities Company and each such investor. The dividend shall be attributable to the shareholders from and including the business day in Japan on which the settlement is made (such date is usually the fourth business day after the date of application for purchase made to the Handling Securities Company).

              A Sales Charge shall be payable monthly at a rate equal to 0.15% of the net asset value per Share (determined on the last Fund Business Day of the month in respect of which the relevant dividend, set forth in the next sentence, is calculated) in equal monthly installments up to 24 times, depending on the number of Sharesto which the investor subscribes, as set forth in "Part I. Information Concerning Securities, 6. Sale Charge" in the Securities Registration Statement of the Trust. Such Sales Charge shall become payable, by deducting from the dividend, starting two months after the month in which the application for purchase is made. If
       (i) no dividend is paid in any month or (ii) the amount of any dividend to be paid in any month is less than the amount of the Sales Charge payable with respect to such month, then the relevant Sales Charge with respect to such month shall not be paid in such month, but shall be payable in the next month.

              The Shareholders in Japan are required to entrust the custody of their Shares represented by a global certificate with Nikko. The matters concerning the receipt are in accordance with the Contract.

              The subscription amount of Shares shall be paid in yen and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Handling Securities Company. Provided, however, that such subscription amount may be paid in dollars to the extent acceptable to Handling Securities Company, such as by means of wire transfer through banks.

              In addition, the Handling Securities Companies in Japan who are members of the Japan Securities Dealers Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than Yen 100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" established bythe Japan Securities Dealers Association.

       c.     Other Purchase Information

              In the interest of economy and convenience, certificates for Shares will not be issued to the investors in the U.S. For description of the Shares of the investors in Japan, see "(5) Custody of Shares" below.

              The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of Administrative Class Shares or to reject any purchase order, in whole or in part, or to redeem Administrative Class Shares, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust. The Trust and the Distributor may also waive the minimum initial investment for certain investors.

              The Trust and Advisor each reserves the right to restrict purchases of Administrative Class Shares when a pattern of frequent purchases and sales made in response to short-term fluctuation in share price appears evident.

(2)    Repurchase of Shares:

a.     Repurchase in the United States

Redemptions by Mail

       Administrative Class Shares may be redeemed by submitting a written request to the Trust, stating the Fund from which the Administrative Class Shares are to be redeemed, the class of shares, the number or dollar amount of the Shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

Redemptions by Telephone or Other Wire Communication

       If an election is made on the Client Registration Application (or subsequently in writing), redemptions of Administrative Class Shares may be requested by calling the Trust or by other means of wire communication. Investors should state the Fund and class from which the Administrative Class Shares are to be redeemed, the number or dollar amount of the Administrative Class Shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

       In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO and the Transfer Agent to be genuine. Neither the Trust nor its Transfer Agent will be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in the prospectus describing the Shares. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below.

       Shareholders may decline telephone redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Other Redemption Information

       Redemption requests for Shares are effected at the net asset value per share next determined after receipt in good order of the redemption request by the Trust or its designee. A redemption request received by the Trust or its designee prior to 4:00 p.m. Eastern time on a day the Trust is open for business is effective on that day. A redemption request received after that time becomes effective on the next business day.

       Payment of the redemption price will ordinarily be wired to the investor's bank one business day after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application.

       For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures.

b.     Repurchase in Japan

       The Shareholders in Japan may request for repurchase of their Shares only on the last Fund Business Day in each month. For such purpose, such Shareholders may entrust the repurchase (as of the last Fund Business Day in each month) with the Handling Securities Company during the period of five business days in Japan on and prior to the last Fund Business Day in each month. The request for repurchase is made to the Trust through PIMCO Funds Distributors LLC, the Distributor, and through the Handling Securities Company. The repurchase may be made per Share. The repurchase price is equal to the net asset value per Share on the Fund Business Day on which the Trust receives the request for repurchase. The Trade Day for each repurchase is the business day in Japan on which the Handling Securities Company receives a confirmation from the Trust or any designated entity thereof to the effect that the repurchase order is executed (such confirmation may usually be received in Japan on the business day in Japan immediately after the last Fund Business Day on which the relevant request for repurchase is made). The settlement is usually made on the third business day in Japan immediately after the Trade Day for the relevant repurchase. Provided, however, that the Shareholder in Japan who requests the repurchase of Share will cease to be a Shareholder as of the date on which the Trust receives, through the Handling Securities Company, and confirms the execution of, the relevant repurchase. In case the request for repurchase is made, the dividend shall be paid from and including the date of settlement of each subscription of Shares on which the subscription amount of Shares is received by the Trust (or, if any dividend is already paid, from the first Fund Business Day of the month in which the request for repurchase is made) to and including the date immediately prior to the first Fund Business Day of the next month. If all or any part of the Sales Charge is not yet paid when the request for repurchase is made, then the unpaid Sales Charge shall be deducted from the repurchase price. The repurchase shall be paid in yen through the Handling Securities Company in accordance with the Contract. The yen exchange rate therefor shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each repurchase and which shall be determined by such Handling Securities Company; provided, however, that such repurchase price may be paid in dollars to the extent acceptable to the Handling Securities Company, such as by means of wire transfer to banks.

(3)    Suspension of Repurchase:

       The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for protection of investors.

(4)    Trust's right to redeem Shares

       Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Administrative Class Shares of the Trust in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the Administrative Class Shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000, or $10,000 as the case may be. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, managed product sponsored by PIMCO Advisors.

       The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Administrative Class Shares would ever be redeemed in kind. If Administrative Class Shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

(5)    Custody of Shares:

       In the interest of economy and convenience, certificates for Shares will not be issued to shareholders in the U.S.

       To shareholders in Japan, the Trust shall issue a global certificate representing Shares held by such shareholders, and such global certificate shall be held in custody in the name of Nikko by the Custodian, the Distributor or any designated entity thereof; provided, however, that neither Nikko nor shareholders in Japan can withdraw the said global certificate or any part thereof from the custody, or request the Trust to issue of any certificate (in definitive form or otherwise) representing any Share. Shareholders in Japan shall be required to entrust the custody of their Shares with Nikko.

D.     Miscellaneous:

(1)    Duration and Liquidation:

       Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by a vote of the Shareholders holding a majority of the shares entitled to a vote or by written instrument signed by a majority of the Trustees.

(2)    Accounting Year:

       The accounts of the Fund will be closed each year on March 31.

(3)    Authorized Shares:

       There is no prescribed authorized number of shares, and shares may be issued from time to time.

(4)    Amended and Restated Declaration of Trust:

       Originals or copies of the Amended and Restated Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection for the shareholders on such terms as are conferred by law or authorized by the Trustees or by resolutions of the shareholders. Originals or copies of the Amended and Restated Declaration of Trust, as amended, are on file in the United States with the Secretary of State of the Commonwealth of Massachusetts.

       The Amended and Restated Declaration of Trust may be amended at any time by vote of shareholders holding a majority of the shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series and classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series and class affected and no vote of shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, or curing, correcting or supplementing any ambiguous, defective or inconsistent provision contained in the Amended and Restated Declaration of Trust, or of making any other change that does not materially adversely affect the rights of shareholders, or if the Trustees deem it necessary to conform the Amended and Restated Declaration of Trust to the requirements of applicable state or federal laws or regulations, including the U.S. Internal Revenue Code, shall not require authorization by shareholder vote.

       In Japan, material changes in the Amended and Restated Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.

(5)    Issue of Warrants, Subscription Rights, etc.:

       The Trust may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

(6)    How Performance Is Shown:

       The Trust may, from time to time, include the yield and total return for Administrative Class Shares of the Fund in advertisements or reports to shareholders or prospective investors. Quotations of yield will be based on the investment income per share (as defined by the SEC) during a particular 30-day (or one-month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

       Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment over periods of one, five and ten years (up to the life of the Fund), reflect the deduction of a proportional share of expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). The Fund may advertise total return using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures, such as the currently effective advisory and administrative fees for the Fund. Consistent with SEC rules and informal guidance, for periods prior to the initial offering date of Administrative Class Shares of the Fund, total return presentations for the class will be based on the historical performance of an older class of the Fund (the "Institutional Class"), but not reflecting any higher operating expenses (such as distribution and servicing fees) associated with the Shares. All other things being equal, such higher expenses would have adversely affected (i.e., reduced) total return for Administrative Class Shares by the amount of such higher expenses, compounded over the relevant period. For the one-year, and five-year periods ended March 31, 2000, the average annual total return for Shares of the Fund was 2.07% and 7.75%, respectively. For the period from the September 8, 1994 inception of the Administrative Class of the Fund though March 31, 2000, the annualized total return of the Shares of the Fund was 7.66%. The 30-day yield for the Shares of the Fund for the period ended March 31, 2000 was 6.56%. The Trust also may provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for the Administrative Class Shares of the Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what the Administrative Class Shares of the Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

       Performance information for the Trust may also be compared to various unmanaged indexes, as well as to indexes prepared for entities or organizations which track the performance of investment companies or investment advisors. Unmanaged indexes generally do not reflect deductions for administrative and management costs and expenses. PIMCO may also report to shareholders or to the public in advertisements concerning the performance of PIMCO as advisor to clients other than the Trust, and on the comparative performance or standing of PIMCO in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Fund or to the Advisor, should be considered in light of the Fund's investment objective and policies, characteristics and quality of the portfolio, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

       Investment results will fluctuate over time, and any presentation of total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period.

(B)    Outline of Disclosure System:

(1)    Disclosure in U.S.A.:

       (i)    Disclosure to shareholders

              In accordance with the 1940 Act, the Trust is required to send to its shareholders annual and semi-annual reports containing financial information.

       (ii)   Disclosure to the SEC

              The Trust has filed a registration statement with the SEC on Form N-1A; the Trust updates that registration statement periodically in accordance with the 1933 Act and the 1940 Act.

(2)    Disclosure in Japan:

       a.     Disclosure to the Supervisory Authority:

       (i)    Disclosure under the Securities and Exchange Law

              When the Fund intends to offer the shares amounting to more than 100 million yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau of Japan securities registration statements together with the copies of the Amended and Restated Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at the Kanto Local Finance Bureau.

              The Handling Securities Companies of the shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau.

       (ii) Notification, etc. under the Law Concerning Securities Investment Trusts and Securities Investment Corporations

              In order to deal with the subscription, etc. of the Shares, the Fund shall, in advance, notify certain matters concerning the Fund to the Head of the Financial Supervisory Agency in accordance with the Law Concerning Securities Investment Trusts and Securities Investment Corporations (Law No. 198 of 1951) (hereinafter referred to as the "Investment Trust Law"). Also, in case of an amendment to the Amended and Restated Declaration of Trust of the Fund and the agreements of the Fund, the Fund shall, in advance, notify such effect and contents thereof to the Head of the Financial Supervisory Agency. Furthermore, the Fund shall, promptly after each fiscal period of the Fund is closed, make and file with the Head of the Financial Supervisory Agency an investment report on certain matters concerning the assets of the Fund in accordance with the Investment Trust Law.

       b.     Disclosure to Japanese Shareholders:

              The Japanese Shareholders will be notified of the material facts which would change their position, including material amendments to the Amended and Restated Declaration of Trust of the Trust, and of notices from the Trustees, through the Handling Securities Companies.

              The   financial   statements   shall  be  sent  to  the   Japanese
       shareholders through the Handling Securities Companies or the summary thereof shall be carried in daily newspapers.

(C)    Restrictions on Transactions with Interested Parties:

       None of the portfolio securities of the Fund may be purchased from or sold or loaned to any Trustee of the Trust, Pacific Investment Management Company LLC, acting as investment adviser of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Pacific Investment Management Company LLC, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restriction and set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including dealer quotation).

4.       INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY SHAREHOLDERS, ETC.

(A)    Rights of Shareholders and Procedures for Their Exercise:

       Shareholders must register their shares in their own name in order to exercise directly their rights as shareholders. Therefore, shareholders in Japan cannot exercise directly their shareholders' rights, because their Shares are registered in the name of Nikko. Shareholders in Japan may have the Handling Securities Companies exercise their rights on their behalf in accordance with the Account Agreement with the Handling Securities Companies. The major rights enjoyed by Shareholders are as follows:

       (i)    Voting rights

              Each share has one vote, with fractional shares voting proportionally. Shares of the Fund will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting for the purpose of removing a Trustee.

       (ii)   Repurchase rights

              Shareholders are entitled to request repurchase of shares at their net asset value at any time.

       (iii)  Rights to receive dividends

              Shareholders are entitled to receive any distribution declared by the Trustees. Distributions are generally made from net investment income monthly and from any net realized capital gains at least annually.

              Shareholders may choose two distribution options, though investors in Japan may only choose the last alternative.

       - Reinvest all distributions in additional Shares without a sales charge; or

       - Receive distributions from net investment income and capital gains distributions in cash.

       (iv)   Right to receive distributions upon dissolution

              Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.

       (v)    Right to inspect accounting books and the like

              The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of the shareholders; and no shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by laws or authorized by the Trustees or by resolution of the shareholders.

       (vi)   Right to transfer shares

              Shares are transferable without restriction except as limited by applicable law.

       (vii)  Rights with respect to the U.S. registration statement

              If, under the 1933 Act, there is any false statement concerning any material information in the U.S. registration statement, or any omission of any statement of material information necessary to be stated therein to avoid materially misleading investors, shareholders are generally entitled to institute a lawsuit, against a person who signed the relevant registration statement, including a trustee of the issuer (or any person placed in the same position) at the time of filing such statement, as well as certain persons involved in preparing such statement.

(B)    Tax Treatment of Shareholders in Japan:

       The tax treatment of shareholders in Japan shall be as follows:

(1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.

       a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

       b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Handling Securities Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.

       c. Net investment returns such as dividends, etc. and distributions of short-term net realized capital gain, among distributions on shares of the Fund, will be, in principle, subject to withholding of U.S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.

       Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U.S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.

       The Japanese  withholding tax imposed on  distributions as referred to in
a. and b. above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

(2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

(3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.

(C) Foreign Exchange Control in U.S.A.:

       In the United States, there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese shareholders.

(D)    Agent in Japan:

       Hidetaka Mihara
       Attorney-at-law
       Nagashima Ohno & Tsunematsu
       Kioicho Building,
       3-12, Kioicho, Chiyoda-ku, Tokyo

       The foregoing law firm is the true and lawful agent of the Trust to represent and act for the Trust in Japan for the purpose of;

(1) the receipt of any and all communications, claims as to matters involving problems under the laws and the rules and regulations of the JSDA and

(2) any and all judicial and extra-judicial acts and things on behalf of the Trust in connection with any and all disputes, and legal proceedings relating to the sale, offer and repurchase transactions in Japan of the Shares of the Fund.

       The agent for the registration with the Director of Kanto Local Finance Bureau of the continuous disclosure is each of the following persons:

       Hidetaka Mihara
       Yasuyuki Takayama
       Attorneys-at-law
       Nagashima Ohno & Tsunematsu
       Kioicho Building,
       3-12, Kioicho, Chiyoda-ku, Tokyo

(E)    Jurisdiction:

       Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

       Tokyo District Court
       1-4, Kasumigaseki 1-chome
       Chiyoda-ku, Tokyo

5.     INVESTMENT CONDITIONS

A.     Conditions of the Investment
                                                                               (As of September 30, 2000)
---------------------------------- ------------------------- ------------------------- ---------------------
         Kinds of Assets               Name of country             Total Value         Investment Ratio(%)
                                                              (rounded in thousands)
---------------------------------- ------------------------- ------------------------- ---------------------
US Treasury Obligation                       U.S.                       4,852,539                  13.7
---------------------------------- ------------------------- ------------------------- ---------------------
US Agency Obligation                         U.S.                         292,846                   0.8
---------------------------------- ------------------------- ------------------------- ---------------------
Mortgage-Backed Securities                   U.S.                      26,058,715                  73.3
---------------------------------- ------------------------- ------------------------- ---------------------
Asset-Backed Securities                      U.S.                       2,931,252                   8.2
---------------------------------- ------------------------- ------------------------- ---------------------
Corporate Bonds                              U.S.                      14,554,070                  40.9
---------------------------------- ------------------------- ------------------------- ---------------------
Foreign Currency-Denominated              Argentina                        52,320                   0.1
Issues
---------------------------------- ------------------------- ------------------------- ---------------------
                                           Austria                            789                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                            Brazil                          1,797                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                            Canada                          6,299                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                        Chanel Islands                      7,501                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                           Germany                        185,425                   0.5
---------------------------------- ------------------------- ------------------------- ---------------------
                                            Mexico                        262,759                   0.7
---------------------------------- ------------------------- ------------------------- ---------------------
                                         Netherlands                       95,762                   0.3
---------------------------------- ------------------------- ------------------------- ---------------------
                                         New Zealand                       31,155                   0.1
---------------------------------- ------------------------- ------------------------- ---------------------
                                         Philippines                        9,171                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                           Scotland                       214,381                   0.6
---------------------------------- ------------------------- ------------------------- ---------------------
                                         South Korea                      101,229                   0.3
---------------------------------- ------------------------- ------------------------- ---------------------
                                        United Kigdom                      14,244                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                                                                                    2.8
---------------------------------- ------------------------- ------------------------- ---------------------

Sovereign Issues
(US Dollar)
                                          Argentina                         1,311                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                            Brazil                        197,084                   0.6
---------------------------------- ------------------------- ------------------------- ---------------------
                                           Bulgaria                        82,370                   0.2
---------------------------------- ------------------------- ------------------------- ---------------------
                                            Canada                         65,050                   0.2
---------------------------------- ------------------------- ------------------------- ---------------------
                                            Chile                          23,528                   0.1
---------------------------------- ------------------------- ------------------------- ---------------------
                                           Columbia                         9,946                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                           Croatia                          7,489                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                            Greece                         20,294                   0.1
---------------------------------- ------------------------- ------------------------- ---------------------
                                            Israel                             25                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                            Jordan                         10,462                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                          Kazakhstan                        4,936                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                            Mexico                        153,500                   0.4
---------------------------------- ------------------------- ------------------------- ---------------------
                                            Panama                          9,972                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                             Peru                           9,742                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                         Philippines                       17,128                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                            Poland                         42,700                   0.1
---------------------------------- ------------------------- ------------------------- ---------------------
                                            Sweden                            593                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                           Uruguay                          2,291                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                          Venezuela                        13,937                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
                                                                                                    1.9
---------------------------------- ------------------------- ------------------------- ---------------------
Preferred Stock                              U.S.                          63,315                   0.2
---------------------------------- ------------------------- ------------------------- ---------------------
Convertible Bonds                            U.S.                           1,454                   0.0
& Notes
---------------------------------- ------------------------- ------------------------- ---------------------
Net Cash & Equivalents                       U.S.                       2,954,716                   8.3
---------------------------------- ------------------------- ------------------------- ---------------------
Municipal Bonds                              U.S.                         316,367                   0.9
& Notes
---------------------------------- ------------------------- ------------------------- ---------------------
Preferred Security                           U.S.                         352,379                   1.0
---------------------------------- ------------------------- ------------------------- ---------------------
Purchase Call Options                        U.S.                          16,246                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
Purchase Put Options                         U.S.                             490                   0.0
---------------------------------- ------------------------- ------------------------- ---------------------
Written Options                                                          (35,447)                  -0.1
---------------------------------- ------------------------- ------------------------- ---------------------
Other Assets & Liabilities                                           (18,465,617)                 -51.9
---------------------------------- ------------------------- ------------------------- ---------------------
Net Assets                                                            $35,548,715                 100.0
---------------------------------- ------------------------- ------------------------- ---------------------


* Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.
  As of March 31, 2000, 58.6%,  7.2%,  18.1%,  12.2%, 3.4% and 0.5% of the total
  Net Assets of the Fund was invested in securities rated AAA (or its equivalent), AA (or its equivalent), A (or its equivalent), BBB (or its equivalent), BB (or its equivalent) and B (or its equivalent) respectively.

B.     Results of Investment

 (1)   Movement in Net Assets (Administrative Class Shares)
        (i) Movement in Net Assets as of the end of the indicated fiscal years and as of the end of each month within one year prior to September 30, 2000 is as follows:

 -------------------------- --------------------------------------- ---------------------------------------
                                       Total Net Asset                    Net Asset Value per Share
 -------------------------- ------------------- ------------------- ------------------- -------------------
                                  Dollar          Yen (Million)           Dollar               Yen
                                (Thousand)
 -------------------------- ------------------- ------------------- ------------------- -------------------
 The First FY End of                     9,037               985.5               10.01             1,091.6
 March 1995
 -------------------------- ------------------- ------------------- ------------------- -------------------
 The Second FY                         104,618            11,408.6               10.29             1,122.1
 End of March 1996
 -------------------------- ------------------- ------------------- ------------------- -------------------
 The Third FY End of                   151,194            16,487.7               10.27             1,119.9
 March 1997
 -------------------------- ------------------- ------------------- ------------------- -------------------
 The Fourth FY End of                  481,730            52,532.7               10.62             1,158.1
 March 1998
 -------------------------- ------------------- ------------------- ------------------- -------------------
 The Fifth FY End of                 1,972,984           215,153.9               10.36             1,129.8
 March 1999
 ========================== =================== =================== =================== ===================
 The Sixth FY End of                 3,226,218           351,819.1                9.96             1,086.1
 March 2000
 ========================== =================== =================== =================== ===================
 End of April, 1999                  2,040,322           222,497.1               10.36             1,129.8
 -------------------------- ------------------- ------------------- ------------------- -------------------
                 May, 1999           2,150,743           234,538.5               10.20             1,112.3
 -------------------------- ------------------- ------------------- ------------------- -------------------
                June, 1999           2,364,987           257,901.8               10.13             1,104.7
 -------------------------- ------------------- ------------------- ------------------- -------------------
                July, 1999           2,495,676           272,153.5               10.04             1,094.9
 -------------------------- ------------------- ------------------- ------------------- -------------------
              August, 1999           2,759,113           300,881.3               10.00             1,090.5
 -------------------------- ------------------- ------------------- ------------------- -------------------
           September, 1999           2,873,555           313,361.2               10.06             1,097.0
 -------------------------- ------------------- ------------------- ------------------- -------------------
             October, 1999           3,079,780           335,850.0               10.04             1,094.9
 -------------------------- ------------------- ------------------- ------------------- -------------------
            November, 1999           3,104,747           338,572.7               10.01             1,091.6
 -------------------------- ------------------- ------------------- ------------------- -------------------
            December, 1999           3,111,352           339,292.9                9.90             1,079.6
 -------------------------- ------------------- ------------------- ------------------- -------------------
             January, 2000           3,058,126           333,488.6                9.80             1,068.7
 -------------------------- ------------------- ------------------- ------------------- -------------------
            February, 2000           3,095,870           337,604.6                9.87             1,076.3
 -------------------------- ------------------- ------------------- ------------------- -------------------
               March, 2000           3,226,218           351,819.1                9.96             1,086.1
 -------------------------- ------------------- ------------------- ------------------- -------------------
               April, 2000           3,285,537           358,287.8                9.88             1,077.4
 -------------------------- ------------------- ------------------- ------------------- -------------------
                 May, 2000           3,326,628           362,768.8                9.82             1,070.9
 -------------------------- ------------------- ------------------- ------------------- -------------------
                June, 2000           3,469,570           378,356.6                9.97             1,087.2
 -------------------------- ------------------- ------------------- ------------------- -------------------
                July, 2000           3,609,016           393,563.2               10.01             1,091.6
 -------------------------- ------------------- ------------------- ------------------- -------------------
              August, 2000           3,722,153           405,900.8               10.11             1,102.5
 -------------------------- ------------------- ------------------- ------------------- -------------------
           September, 2000           3,800,522           414,446.9               10.09             1,100.3
 -------------------------- ------------------- ------------------- ------------------- -------------------
(Note) Operations of Administrative  Class Shares were commenced on September 8, 1994.

(2)    Movement in Dividend (Administrative Class Shares)

       Movement in Dividend for the indicated periods is as follows:

 ------------------------------------ ----------------------------------- -----------------------------------
               Period                                   Income Dividend                 Capital Gain Dividend
 ------------------------------------ ----------------------------------- -----------------------------------
 1st FY September 7, 1994-March 31, 1995                     0.354382150                                   0
 ------------------------------------ ----------------------------------- -----------------------------------
 2nd FY April 1, 1995-March 31, 1996                         0.685025997                             0.11994
 ------------------------------------ ----------------------------------- -----------------------------------
 3rd FY April 1, 1996-March 31, 1997                         0.656652864                                   0
 ------------------------------------ ----------------------------------- -----------------------------------
 4th FY April 1, 1997-March 31, 1998                         0.618120145                             0.26963
 ------------------------------------ ----------------------------------- -----------------------------------
 5th FY April 1, 1998-March 31, 1999                         0.606797018                             0.41889
 ------------------------------------ ----------------------------------- -----------------------------------
 6th FY April 1, 1999-March 31, 2000                         0.602168313                                   0
 ------------------------------------ ----------------------------------- -----------------------------------
 April, 2000                                                 0.050489875                                   0
 ------------------------------------ ----------------------------------- -----------------------------------
 May, 2000                                                   0.056365851                                   0
 ------------------------------------ ----------------------------------- -----------------------------------
 June, 2000                                                  0.056038990                                   0
 ------------------------------------ ----------------------------------- -----------------------------------
 July, 2000                                                  0.049865001                                   0
 ------------------------------------ ----------------------------------- -----------------------------------
 August, 2000                                                0.055589744                                   0
 ------------------------------------ ----------------------------------- -----------------------------------
 September, 2000                                             0.053521880                                   0
 ------------------------------------ ----------------------------------- -----------------------------------

C.      Results of Sales and Repurchases

         Results of sales and repurchases during each of the following periods and number of outstanding shares of the Fund as of the end of such periods are as follows:

 -------------- -------------------------------- --------------------------------- ---------------------------------
                                                       Number of                          Number of
                  Number of             in Japan        Shares            in Japan      Outstanding       in Japan
                 Shares sold                           repurchased                          Shares
 -------------- --------------- ---------------- --------------- ----------------- ---------------- ----------------
 1st FY                942,000                0          40,000                 0          902,000                0
 1994/9/7-1995/3/31
 -------------- --------------- ---------------- --------------- ----------------- ---------------- ----------------
 2nd FY             11,624,000                0       2,359,000                 0       10,167,000                0
 1995/4/1-1996/3/31
 -------------- --------------- ---------------- --------------- ----------------- ---------------- ----------------
 3rd FY             13,723,000                0       9,168,000                 0       14,722,000                0
 1996/4/1-1997/3/31
 -------------- --------------- ---------------- --------------- ----------------- ---------------- ----------------
 4th FY             41,794,000                0      11,156,000                 0       45,360,000                0
 1997/4/1-1998/3/31
 -------------- --------------- ---------------- --------------- ----------------- ---------------- ----------------
 5th FY            172,829,000       71,631,940      27,767,000         2,534,042      190,436,000       69,097,898
 1998/4/1-1999/3/31
 -------------- --------------- ---------------- --------------- ----------------- ---------------- ----------------
 6th FY            229,605,000       33,617,700      95,333,000        18,783,550      324,708,000       83,932,048
 1999/4/1-2000/3/31
 -------------- --------------- ---------------- --------------- ----------------- ---------------- ----------------
 April, 2000        14,617,466          263,470       8,007,788         1,192,335      332,545,590       83,014,513
 -------------- --------------- ---------------- --------------- ----------------- ---------------- ----------------
 May, 2000          10,532,090          206,730       6,830,211         1,102,655      338,798,201       82,198,588
 -------------- --------------- ---------------- --------------- ----------------- ---------------- ----------------
 June, 2000         10,867,437          406,790       4,410,742           897,275      346,612,280       81,708,103
 -------------- --------------- ---------------- --------------- ----------------- ---------------- ----------------
 July, 2000         13,442,007          498,310       6,511,520         3,159,925      360,665,024       79,046,488
 -------------- --------------- ---------------- --------------- ----------------- ---------------- ----------------
 August, 2000       13,729,450          837,870       7,770,902         2,126,290      369,125,842       77,758,068
 -------------- --------------- ---------------- --------------- ----------------- ---------------- ----------------
 September,         13,128,958        1,440,620       5,783,804         1,775,948      377,052,428       77,422,740
 2000
 -------------- --------------- ---------------- --------------- ----------------- ---------------- ----------------

(Note) The Shares were sold in Japan starting on July 22, 1998. Due to rounding, the figures in the table may not be aggregated up.

II.    OUTLINE OF THE TRUST

1.     Trust

(A)    Law of Place of Organization

       PIMCO Total Return Fund is a diversified series of PIMCO Funds, a Massachusetts business trust organized in Massachusetts, U.S.A. on February 19, 1987.

       Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.

       The Trust is an open-end, management investment company under the Investment Company Act of 1940.

(B)    Outline of the Supervisory Authority

       Refer to I - l (B) Outline of the Supervisory Authority.

(C)    Purpose of the Trust

       The purpose of the Trust is to provide investors a trust for the investment and reinvestment of funds contributed thereto.

(D)    History of the Trust

       Refer to I-I (D) History of the Fund

(E)    Amount of Capital

       Not applicable.

(F)    Structure of the management of the Trust

       The Trustees are responsible for generally overseeing the conduct of the Trust's business. The Amended and Restated Declaration of Trust provides that they shall have all powers necessary, proper or desirable to promote the interests of the Trust. The number of Trustees is fixed by the Trustees and may not be less than one nor more than fifteen. Trustees are elected by the shareholders, except that, in the event of a vacancy on the board, a Trustee may be appointed by the Trustees. At any meeting called for the purpose or by declaration in writing, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Trust. Each Trustee shall serve until he or she retires, resigns, is removed, or dies, or until such time as less than a majority of Trustees holding office have been elected by shareholders, and thereafter until the holding of a shareholders' meeting for the election of Trustees.

       The Trustees of the Trust are authorized by the Amended and Restated Declaration of Trust to issue shares of the Trust in one or more series with variations in relative rights and preferences as fixed and determined by the Trustees. The Trustees may amend the Amended and Restated Declaration of Trust, at any time and from time to time, in such manner as the Trustees may determine in their sole discretion to add to, delete, replace or otherwise modify any provisions relating to the shares contained in the Amended and Restated Declaration of Trust, provided that shareholder approval of such action shall be obtained to the extent required by the 1940 Act, as amended from time to time, or other applicable law.

       Under the Amended and Restated Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment advisory contract, to the extent provided therein (iv) with respect to termination of the Trust, to the extent provided therein (v) with respect to incorporation of the Trust to the extent provided therein, (vi) with respect to certain amendments of the Amended and Restated Declaration of Trust, to the extent provided therein, (vii) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (viii) with respect to such additional matters relating to the Trust as may be required by the Amended and Restated Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the SEC (or any successor agency) or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Trust.

       Each share of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters on which such shares of the Fund shall be entitled to vote. Shareholders of each series shall vote separately as a class on any matter, except, consistent with the 1940 Act, as amended from time to time, and the rules and the Trust's registration statement thereunder, with respect to (i) the election of Trustees, (ii) any amendment of the Amended and Restated Declaration of Trust, unless the amendment affects fewer than all classes of shares, in which case only shareholders of the affected classes shall vote, and (iii) ratification of the selection of auditors, and except when the Trustees have determined that the matter affects only the interests of shareholders of a particular class of shares, in which case only the shareholders of such class shall be entitled to vote thereon. In each case of separate voting, the Trustees shall determine whether, for the matter to be effectively acted upon within the meaning of Rule 18f-2 under the 1940 Act (or any successor rule) as to a series or class, the applicable percentage (as specified in the Amended and Restated Declaration of Trust, or the 1940 Act and the rules thereunder) of the shares of that series or class alone must be voted in favor of the matter, or whether the favorable vote of such applicable percentage of the shares of each series or class entitled to vote on the matter is required. There is no cumulative voting.

       Meetings of shareholders shall be held whenever ordered in writing or by resolution of a majority of the Trustees. Written notice of any meeting of shareholders must be given by mailing the notice at least ten days before the meeting. A majority of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Amended and Restated Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then a majority of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more than 60 days before the date of any meeting of shareholders or distribution or other action, except for dividend payments.

       The Trustees are authorized by the Amended and Restated Declaration of Trust to adopt Bylaws not inconsistent with the Amended and Restated Declaration of Trust providing for the conduct of the business of the Trust. The Bylaws contemplate that the Trustees shall elect the President, the Treasurer, and the Secretary of the Trust, and that other officers, if any, may be elected or appointed by the Trustees at any time. The By-laws may be amended or repealed, in whole or in part, by a majority of the Trustees or a majority of the shares outstanding and entitled to vote.

       Regular meetings of the Trustees may be held without notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least two days or by telegraph, cable, wireless or personal delivery at least one day before the meeting. Such notice may be waived by a Trustee.

       At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum.

       Except as otherwise provided by law, the Amended and Restated Declaration of Trust or the Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

       Subject to any necessary shareholder approval, the Trustees may contract for exclusive or nonexclusive advisory, management or administrative services.

       The Amended and Restated Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Trust under the circumstances and on the terms specified therein.

       The Trust or any series of the Trust may be terminated at any time by vote of shareholders holding a majority of the shares outstanding and entitled to vote, or by a majority of the Trustees by signed written instrument.

       The foregoing is a general summary of certain provisions of the Amended and Restated Declaration of Trust and By-laws of the Trust, and is qualified in its entirety by reference to each of those documents.

(G)    Information Concerning Major Shareholders

       Not applicable.

(H)    Information Concerning Directors, Officers and Employees

(1)    Trustees and Officers of the Trust

                                                                    (as of the filing date of this document)

           Name               Office and Title                     Resume                        Shares
                                                                                                  owned
--------------------------- ---------------------- ---------------------------------------- ------------------
Brent R. Harris             Chairman of the        Managing  Director,   PIMCO;  Board  of        None
                            Board and Trustee      Governors,      Investment      Company
                                                   Institute;   Chairman   and   Director,
                                                   PIMCO  Commercial  Mortgage  Securities
                                                   Trust,  Inc.;   Chairman  and  Trustee,
                                                   PIMCO Variable Insurance Trust.
--------------------------- ---------------------- ---------------------------------------- ------------------
R. Wesley Burns             President and Trustee  Managing  Director,   PIMCO;  President        None
                                                   and    Director,    PIMCO    Commercial
                                                   Mortgage    Securities   Trust,   Inc.;
                                                   President and Trustee,  PIMCO  Variable
                                                   Insurance    Trust.    Executive   Vice
                                                   President,  PIMCO Funds:  Multi-Manager
                                                   Series.    Formerly    Executive   Vice
                                                   President, PIMCO.
--------------------------- ---------------------- ---------------------------------------- ------------------
Guilford C. Babcock         Trustee                Associate    Professor    of   Finance,        None
                                                   University   of  Southern   California;
                                                   Director,   PIMCO  Commercial  Mortgage
                                                   Securities   Trust,   Inc.;    Trustee,
                                                   PIMCO   Variable    Insurance    Trust;
                                                   Director,  Growth  Fund of America  and
                                                   Fundamental   Investors   Fund  of  the
                                                   Capital  Group;  Director,   Good  Hope
                                                   Medical Foundation.
--------------------------- ---------------------- ---------------------------------------- ------------------

E. Philip Cannon            Trustee                Proprietor,   Cannon  &   Company,   an        None
                                                   affiliate of Inverness  Management LLC,
                                                   a  private  equity   investment   firm;
                                                   Director,   PIMCO  Commercial  Mortgage
                                                   Securities Trust, Inc.; Trustee,  PIMCO
                                                   Variable  Insurance  Trust;  Trustee of
                                                   PIMCO  Funds:   Multi-Manager   Series.
                                                   Formerly,    Headmaster,   St.   John's
                                                   School,   Houston,  Texas;  Trustee  of
                                                   PIMCO  Advisors  Funds ("PAF") and Cash
                                                   Accumulation  Trust  ("CAT");   General
                                                   Partner,   J.B.   Poindexter   &   Co.,
                                                   Houston,   Texas,   a  private   equity
                                                   investment  firm;  and Partner,  Iberia
                                                   Petroleum  Company,   an  oil  and  gas
                                                   production company.
--------------------------- ---------------------- ---------------------------------------- ------------------
Vern O. Curtis              Trustee                Private Investor; Director, PIMCO               56,049.288
                                                   Commercial Mortgage Securities Trust,
                                                   Inc.; Trustee, PIMCO Variable
                                                   Insurance Trust; Director, Public
                                                   Storage Business Parks, Inc., a Real
                                                   Estate Investment Trust; Director,
                                                   Fresh Choice, Inc.(restaurant
                                                   company).  Formerly charitable work,
                                                   The Church of Jesus Christ of Latter
                                                   Day Saints.
--------------------------- ---------------------- ---------------------------------------- ------------------
J. Michael Hagan            Trustee                Private   Investor;   Director,   PIMCO        None
                                                   Commercial  Mortgage  Securities Trust,
                                                   Inc.;    Trustee,     PIMCO    Variable
                                                   Insurance  Trust.  Board  of  Directors
                                                   for        Ameron         International
                                                   (manufacturing),                Freedom
                                                   Communications,  Remedy Temp (staffing)
                                                   and  Saint  Gobain  Company.  Member of
                                                   the  Board of  Regents  at Santa  Clara
                                                   University,  the  Board of  Taller  San
                                                   Jose,  and the Board of Trustees of the
                                                   South    Coast    Repertory    Theater.
                                                   Formerly,   Chairman  and  CEO,   Furon
                                                   Company (manufacturing).
--------------------------- ---------------------- ---------------------------------------- ------------------

Thomas P. Kemp              Trustee                Private   Investor,   Director,   PIMCO          2,026.875
                                                   Commercial  Mortgage  Securities Trust,
                                                   Inc.;    Trustee,     PIMCO    Variable
                                                   Insurance        Trust.        Formerly
                                                   Co-Chairman,  U.S.  Committee to Assist
                                                   Russian   Reform;    Director,    Union
                                                   Financial Corp.
--------------------------- ---------------------- ---------------------------------------- ------------------
William J. Popejoy          Trustee                President,  Pacific Capital  Investors;        None
                                                   Chairman,    PacPro   (vinyl   assembly
                                                   products;  formerly Western  Printing);
                                                   Director,   PIMCO  Commercial  Mortgage
                                                   Securities Trust, Inc.; Trustee,  PIMCO
                                                   Variable   Insurance  Trust.   Formerly
                                                   Director,   California  State  Lottery;
                                                   Chief   Executive    Officer,    Orange
                                                   County, California.
--------------------------- ---------------------- ---------------------------------------- ------------------
William H. Gross            Senior Vice            Managing Director,  PIMCO;  Senior Vice        None
                            President              President,   PIMCO  Variable  Insurance Trust.
--------------------------- ---------------------- ---------------------------------------- ------------------
Margaret Isberg             Senior Vice            Managing Director, PIMCO.                      None
                            President
--------------------------- ---------------------- ---------------------------------------- ------------------
Jeffrey M. Sargent          Senior Vice President  Senior  Vice  President  and Manager of        None
                                                   Investment    Operations    Shareholder
                                                   Services,     PIMCO;     Senior    Vice
                                                   President,  PIMCO  Commercial  Mortgage
                                                   Securities   Trust,   Inc.   and  PIMCO
                                                   Variable    Insurance    Trust;    Vice
                                                   President,  PIMCO Funds:  Multi-Manager
                                                   Series;   Formerly,   Vice   President,
                                                   PIMCO.
--------------------------- ---------------------- ---------------------------------------- ------------------

Leland T. Scholey           Senior Vice President  Senior    Vice    President,     PIMCO.        None
                                                   Formerly Vice President, PIMCO.
--------------------------- ---------------------- ---------------------------------------- ------------------
Michael G. Dow              Senior Vice President  Senior    Vice    President,     PIMCO.        None
                                                   Formerly   Fixed   Income   Specialist,
                                                   Salomon Brothers,  Inc.; Vice President
                                                   Operations,    Citibank    NA    Global
                                                   Consumer Banking Group.
--------------------------- ---------------------- ---------------------------------------- ------------------
Raymond C. Hayes            Vice President         Vice   President,    PIMCO.    Formerly        None
                                                   Marketing  Director,  Pacific Financial
                                                   Asset Management Corporation.
--------------------------- ---------------------- ---------------------------------------- ------------------
Thomas J. Kelleher, III     Vice President         Vice   President,   PIMCO.   Previously        None
                                                   associated with Delaware Trust,  Mellon
                                                   Bank  and  Girard  Trusts  (bank  trust
                                                   departments).
--------------------------- ---------------------- ---------------------------------------- ------------------
Henrik P. Larsen            Vice President         Vice   President   and  Manager,   Fund        None
                                                   Administration,  PIMCO; Vice President,
                                                   PIMCO  Commercial  Mortgage  Securities
                                                   Trust,    Inc.   and   PIMCO   Variable
                                                   Insurance Trust.  Formerly  Supervisor,
                                                   PIMCO.
--------------------------- ---------------------- ---------------------------------------- ------------------
Daniel T. Ludwig            Vice President         Account Manager,  PIMCO.  Formerly Vice        None
                                                   President,     Fidelity    Investments;
                                                   Institutional Sales Representative,  CS
                                                   First Boston.

--------------------------- ---------------------- ---------------------------------------- ------------------
Andre Mallegol              Vice President         Vice   President,    PIMCO.    Formerly        None
                                                   associated  with  Fidelity  Investments
                                                   Institutional Services Company.
--------------------------- ---------------------- ---------------------------------------- ------------------
Scott Millimet              Vice President         Vice   President,    PIMCO.    Formerly
                                                   Executive  Vice President with Back Bay
                                                   Advisors.
--------------------------- ---------------------- ---------------------------------------- ------------------
James F. Muzzy              Vice President         Managing Director,  PIMCO;  Senior Vice      1,000,357.115
                                                   President,   PIMCO  Variable  Insurance
                                     Trust.


--------------------------- ---------------------- ---------------------------------------- ------------------
Douglas J. Ongaro           Vice President         Vice   President,    PIMCO.    Formerly        None
                                                   Regional  Marketing  Manager,   Charles
                                                   Schwab & Co., Inc.
--------------------------- ---------------------- ---------------------------------------- ------------------
David J. Pittman            Vice President         Vice  President,   PIMCO.   Formally  a        None
                                                   senior  executive with Bank of America,
                                                   the Northern Trust Co. and NationsBank.
--------------------------- ---------------------- ---------------------------------------- ------------------
Mark Romano                 Vice President         Vice   President,   PIMCO.   Previously        None
                                                   associated with Wells Fargo's
                                                   institutional           money
                                                   management  group  and  First
                                                   Interstate's  Pacifica family
                                                   of mutual funds.
--------------------------- ---------------------- ---------------------------------------- ------------------
William S. Thompson, Jr.    Vice President         Chief  Executive  Officer and  Managing        None
                                                   Director,     PIMCO;     Senior    Vice
                                                   President,   PIMCO  Variable  Insurance
                                                   Trust.     Vice    President,     PIMCO
                                                   Commercial  Mortgage  Securities Trust,
                                                   Inc.
--------------------------- ---------------------- ---------------------------------------- ------------------
John P. Hardaway            Treasurer              Senior    Vice    President,     PIMCO;            105.759
                                                   Treasurer,  PIMCO  Commercial  Mortgage
                                                   Securities  Trust,  Inc.,  PIMCO Funds:
                                                   Multi-Manager    Series    and    PIMCO
                                                   Variable  Insurance  Trust.   Formerly,
                                                   Vice President of PIMCO.
--------------------------- ---------------------- ---------------------------------------- ------------------
Garlin G. Flynn             Secretary              Specialist,   PIMCO;  Secretary,  PIMCO        None
                                                   Commercial  Mortgage  Securities Trust,
                                                   Inc.  and  PIMCO   Variable   Insurance
                                                   Trust;   Assistant   Secretary,   PIMCO
                                                   Funds;  Multi-Manager Series.  Formerly
                                                   Senior Fund Administrator, PIMCO.
--------------------------- ---------------------- ---------------------------------------- ------------------
Michael J. Willemsen        Assistant Secretary    Manager,  PIMCO;  Assistant  Secretary,        None
                                                   PIMCO  Commercial  Mortgage  Securities
                                                   Trust,    Inc.   and   PIMCO   Variable
                                                   Insurance   Trust.   Formerly   Project
                                                   Lead, PIMCO.
--------------------------- ---------------------- ---------------------------------------- ------------------

(2)    Employees of the Trust

       The Trust does not have any employees.

(I)    Description of Business and Outline of Operation

       The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Pacific Investment Management Company LLC, the Investment Adviser and the Administrator, to render investment advisory and administrative services, State Street Bank and Trust Company to hold the assets of the Fund in custody, and National Financial Data Services to act as the Transfer Agent and dividend disbursing agent.

(J)    Miscellaneous

(1)    Changes of Trustees and Officers

       Trustees may be removed by a vote of two-thirds of the outstanding shares of the Trust at a meeting called for the purpose or by declaration in writing. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate subject to having no more than fifteen Trustees serve on the Board. The Trustees may elect and remove officers as they consider appropriate.

(2)    Amendment to the Amended and Restated Declaration of Trust

       The Amended and Restated Declaration of Trust may be amended at any time by vote of shareholders holding a majority of the shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series and classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series and class affected and no vote of shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, or curing, correcting or supplementing any ambiguous, defective or inconsistent provision contained in the Amended and Restated Declaration of Trust, or of making any other changes in the Amended and Restated Declaration of Trust that do not materially adversely affect the rights of shareholders, or if the Trustees deem it necessary to conform the Amended and Restated Declaration of Trust to the requirements of applicable state or federal laws or regulations, including the U.S. Internal Revenue Code, shall not require authorization by shareholder vote.

(3)    Litigation and Other Significant Events

       Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Trust is March 31. The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least a majority of the shares entitled to vote or by written instrument signed by a majority of the Trustees.

2.     Pacific  Investment  Management  Company LLC  (Administrator,  Investment
       Advisor)

(A)    Law of Place of Organization

       Pacific Investment Management Company LLC was formed in 1971 under the laws of the state of California ("PIMCO California"). In September 1994, all of the assets of PIMCO California were contributed to Pacific Investment Management Company LLC a Delaware general partnership. In May 2000, the Investment Advisor was reorganized as a Delaware limited liability company.

       Its investment advisory business primarily is regulated under the Investment Advisers Act of 1940, as amended ("Advisers Act"). Under the Advisers Act, an investment adviser includes, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Advisers Act may not conduct their business unless they are registered with the SEC or exempt from registration.

(B)    Outline of the Supervisory Authority

       The Investment Advisor is registered as an investment adviser under the Advisers Act.

(C)    Purpose of the Company

       The principal purpose and business of the Investment Advisor is to own and conduct investment management business activities, directly or indirectly through subsidiary entities, as the same may be developed and/or changed, and to engage in and enter into any and all activities, contracts, joint ventures and agreements related or incident to the operation and development of such investment management business activities. The Investment Advisor is also authorized to engage in any other lawful activity for which limited liability companies may be organized under Delaware law, subject to the receipt of necessary approvals and consents.

(D)    History of the Company

       The Investment Advisor is an investment counseling firm founded in 1971, and had approximately $210.3 billion in assets under management as of October 31, 2000. PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). PIMCO Advisors was organized as a limited partnership under Delaware law in 1987. PIMCO Advisors' sole general partner is Pacific-Allianz Partners LLC. Pacific-Allianz Partners LLC is a Delaware limited liability company with two members, Allianz GP Sub LLC, a Delaware limited liability company, and Pacific Asset Management LLC, a Delaware limited liability company. Allianz GP Sub LLC is a wholly-owned subsidiary of Allianz of America, which is wholly owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company.

       On May 5, 2000 the general partners of PIMCO Advisors closed the transactions contemplated by the Implementation and Merger Agreement dated as of October 31, 1999 ("Implementation Agreement"), as amended March 3, 2000, with Allianz of America, Pacific Asset Management LLC, PIMCO Partners, LLC, PIMCO Holding LLC, PIMCO Partners, G.P., and other parties to the Implementation Agreement. As a result of completing these transactions, PIMCO Advisors is now majority-owned indirectly by Allianz AG, with subsidiaries of Pacific Life Insurance Company retaining a significant minority interest. Allianz AG is a German based insurer. Pacific Life Insurance Company is a Newport Beach, California based insurer.

       In connection with the closing, Allianz of America entered into a put/call arrangement for the possible disposition of Pacific Life Insurance Company's indirect interest in PIMCO Advisors. The put option held by Pacific Life Insurance Company will allow it to require Allianz of America, on the last business day of each calendar quarter following the closing, to purchase at a formula-based price all of the PIMCO Advisors' units owned directly or indirectly by Pacific Life Insurance Company. The call option held by Allianz of America will allow it, beginning January 31, 2003 or upon a change in control of Pacific Life Insurance Company, to require Pacific Life Insurance Company to sell or cause to be sold to Allianz of America, at the same formula-based price, all of the PIMCO Advisors' units owned directly or indirectly by Pacific Life Insurance Company. Allianz AG's address is Koniginstrasse 28, D-80802, Munich, Germany.

       Allianz AG, the parent of Allianz of America is a publicly traded German company which, together with its subsidiaries, comprises the world's second largest insurance company as measured by premium income. Allianz AG is a leading provider of financial services, particularly in Europe, and is represented in 68 countries world-wide through subsidiaries, branch and representative offices, and other affiliated entities. As of June 30, 2000, the Allianz Group (including PIMCO) had assets under management of more than $650 billion, and in its last fiscal year wrote approximately $50 billion in gross insurance premiums.

       Significant institutional shareholders of Allianz AG currently include Dresdner Bank AG, Deutsche Bank AG, Munich Reinsurance and HypoVereinsbank. BNP Paribas, Credit Lyonnais, Munich Reinsurance, HypoVereinsbank, Dresdner Bank AG and Deutsche Bank AG, as well as certain broker-dealers that might be controlled by or affiliated with these entities, such as DB Alex. Brown LLC, Deutsche Bank Securities, Inc. and Dresdner Kleinwort Benson North America LLC (collectively, the "Affiliated Brokers"), may be considered to be affiliated persons of PIMCO. Absent an SEC exemption or other relief, the Fund generally are precluded from effecting principal transactions with the Affiliated Brokers, and its ability to purchase securities being underwritten by an Affiliated Broker or to utilize the Affiliated Brokers for agency transactions is subject to restrictions. The Investment Advisor does not believe that the restrictions on transactions with the Affiliated Brokers described above materially adversely affect its ability to provide services to the Fund, the Fund's ability to take advantage of market opportunities, or the Fund's overall performance.

(E)    Amount of Capital (as of the end of March 2000)

       1.     Amount of Capital
              $32,260,501

       2.     Number of authorized units of limited liability company interest:
              There  are   1,000,000   limited   liability   company   interests
              authorized, represented by units. There are 850,000 Class A units authorized and 150,000 Class B units authorized.

       3.     Number of outstanding units of limited liability company interest:
              There are 850,000 Class A units outstanding and 30,000 Class B units outstanding.

       4.     Amount of Capital for the past five years

                                                       Amount of Capital
                          Year                         (In Thousands)
                          End of 1995                                $26,083
                          End of 1996                                $25,709
                          End of 1997                                $29,145
                          End of 1998                                $33,082
                          End of 1999                                $29,624

(F)    Structure of the Management of the Company

       The Investment Advisor is managed by a management board consisting of its Managing Directors pursuant to an irrevocable delegation from the Investment Advisor's Managing Member. The approval of the Managing Member (PIMCO Advisors) must be obtained prior to certain acts. Each fund managed by the Investment Advisor is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group, provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities. The investment performance and portfolio of the Fund is overseen by the Trust's Board of Trustees, a majority of whom are not affiliated with the Investment Advisor. The Trustees meet at least four times a year and review the performance of the Fund at least quarterly. In selecting portfolio securities for the Fund, the Investment Advisor utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Investment Advisor's outlook for the U.S. and non-U.S. economies, the financial markets, and other factors. The Investment Advisor is one of the largest managers of fixed income investments in the United States. The following officer of the Investment Advisor has had primary responsibility for the day-to-day management of the Fund's portfolio since 1987.

                                                        Business Experience
                    Name                                (at least 5 years)


                    William H. Gross                    Managing     Director,     Pacific     Investment
                                                        Management    Company   LLC.   A   Fixed   Income
                                                        Portfolio  Manager,  Mr.  Gross  is  one  of  the
                                                        founders   of   Pacific   Investment   Management
                                                        Company  LLC and has  managed  the Fund since its
                                                        inception, May 11, 1987.

(G)    Information Concerning Major Shareholders

       The membership interest of the Administrator and the Investment Advisor are held 97.0% by PIMCO Advisors L.P. and 3.0% by the managing directors of Pacific Investment Management Company LLC as of September 30, 2000.

(H)    Information Concerning Officers and Directors

       The following table lists the names of various officers and directors and also their respective positions with the Investment Advisor. For each named individual, the table lists: (i) any other organizations (excluding other funds for which the Investment Advisor acts as investment advisor) with which the officer and/or director has recently had substantial involvement; and (ii) positions held with such organization:

                                        (as of the filing date of this document)

Name                                Title                     Other Connections

Arnold, Tamara J.                   Executive Vice President, PIMCO.

Asay, Michael R.                    Senior Vice President, PIMCO.

Baker, Brian P.                     Senior Vice President, PIMCO.

Barbi, Leslie A.                    Executive Vice President, PIMCO.

Beaumont, Stephen B.                Vice President, PIMCO.

Benz, William R. II                 Managing Director, PIMCO.

Bhansali, Vineer                    Executive Vice President, PIMCO.

Bishop, Gregory A.                  Vice President, PIMCO.

Boutilier, Patricia A.              Vice President, PIMCO.

Brynjolfsson, John B.               Senior Vice President, PIMCO.

Burns, R. Wesley                    Managing Director and Executive
                                      Committee Member, PIMCO.

Callin, Sabrina C.                  Vice President, PIMCO.

Clark, Marcia K.                    Vice President, PIMCO.

Conseil, Cyrille                    Vice President, PIMCO.

Cummings, Doug                      Vice President, PIMCO.

Cupps, Wendy W.                     Executive Vice President, PIMCO.

Dialynas, Chris                     Managing Director, PIMCO.

Dorff, David J.                     Vice President, PIMCO.

Dow, Michael                        Senior Vice President, PIMCO.

Dunn, Anita                         Vice President, PIMCO.

Durn, Sandra                        Vice President, PIMCO.

Ehlert, A.  Benjamin                Executive Vice President, PIMCO.

El-Erian, Mohamed A.                Managing Director, PIMCO.

Estep, Beet W.                      Vice President, PIMCO.

Ettl, Robert A.                     Executive Senior Vice President, PIMCO.

Evans, Stephanie D.                 Vice President, PIMCO.

Fisher, Marcellus                   Vice President, PIMCO.

Fitzgerald, Robert M.               Chief  Financial  Officer  and  Treasurer,   PIMCO,  Cadence  Capital
                                    Management,   Inc.,  NFJ  Investment  Group,  NFJ  Management,  Inc.,
                                    Parametric   Portfolio   Associates,   Parametric   Management  Inc.,
                                    StocksPLUS  Management Inc. and PIMCO Funds  Distributors  LLC; Chief
                                    Financial   Officer  and   Assistant   Treasurer,   Cadence   Capital
                                    Management;  Director,  Senior  Vice  President  and Chief  Financial
                                    Officer,  Oppenheimer  Group Inc.; Chief Financial Officer and Senior
                                    Vice  President,  PIMCO  Advisors;  Chief  Financial  Officer,  PIMCO
                                    Global Advisors LLC.

Frisch, Ursula T.                   Vice President, PIMCO.

Garbuzov, Yuri P.                   Vice President, PIMCO.

Gleason, G. Steven                  Vice President, PIMCO.

Goldman, Stephen S.                 Vice President, PIMCO.

Gross, William H.                   Managing  Director,  PIMCO;  Director and Vice President,  StocksPLUS
                                    Management, Inc.

Hague, John L.                      Managing Director and Executive Committee Member, PIMCO.

Hally, Gordon C.                    Executive Vice President, PIMCO.

Hamalainen, Pasi M.                 Managing Director, PIMCO.

Hardaway, John P.                   Senior   Vice   President,   PIMCO;   Treasurer   of   PIMCO   Funds:
                                    Multi-Manager Series.

Harris, Brent R.                    Managing  Director,  PIMCO;  Director and Vice President,  StocksPLUS
                                    Management, Inc.; Chairman, PIMCO Variable Insurance Trust.

Hayes, Raymond C.                   Vice President, PIMCO.

Hinman, David C.                    Senior Vice President, PIMCO.

Hodge, Douglas M.                   Executive Vice President, PIMCO.

Holden, Brent L.                    Managing Director, PIMCO.

Holloway, Dwight F., Jr.            Senior Vice President, PIMCO.

Hudson, James                       Vice President, PIMCO.

Hudoff, Mark                        Senior Vice President, PIMCO.

Isberg, Margaret E.                 Managing Director, PIMCO.

Ivascyn, Daniel J.                  Vice President, PIMCO.

Jacobs, Lew W.                      Vice President, PIMCO.

Kelleher, Thomas J.                 Vice President, PIMCO .

Keller, James M.                    Executive Vice President, PIMCO.

Kennedy, Raymond G.                 Senior Vice President, PIMCO.

Kiesel, Mark R.                     Vice President, PIMCO.

Kirkbaumer, Steven P.               Vice President, PIMCO.

Larsen, Henrik P.                   Vice President and Manager, Fund Administration, PIMCO.

Loftus, John S.                     Managing  Director,  PIMCO;  Vice President and Assistant  Secretary,
                                    StocksPLUS Management, Inc.

Lown, David                         Senior Vice President, PIMCO.

Ludwig, Daniel T.                   Account Manager, PIMCO.

Mallegol, Andre J.                  Vice President, PIMCO.

Mariappa, Sudesh N.                 Executive Vice President, PIMCO.

Martin, Scott W.                    Vice President, PIMCO.

Martini, Michael E.                 Senior Vice President, PIMCO.

Mather, Scott A.                    Executive Vice President, PIMCO.

Mayer, Benjamin L.                  Vice President, PIMCO.

McCray, Mark V.                     Senior Vice President, PIMCO.

McCulley, Paul A.                   Executive Vice President, PIMCO.

McDevitt, Joseph E.                 Executive  Vice  President,   PIMCO;  Director  and  Chief  Executive
                                    Officer, PIMCO Global Advisors (Europe) Limited.

Meiling, Dean S.                    Managing Director,  PIMCO;  Director,  PIMCO Funds:  Global Investors
                                    Series plc. and PIMCO Global Advisors (Ireland) Limited.

Metsch, Mark E.                     Vice President, PIMCO.

Mewbourne, Curtis                   Vice President, PIMCO.

Milliment, Scott                    Vice President, PIMCO.

Moll, Jonathan D.                   Vice President, PIMCO.

Monson, Kirsten S.                  Senior Vice President, PIMCO.

Muzzy, James F.                     Managing  Director and Executive  Committee Member,  PIMCO;  Director
                                    and Vice President, StocksPLUS Management, Inc.

Norris, John                        Vice President, PIMCO.

Nguyen, Vinh T.                     Controller,  PIMCO;  Vice President and  Controller,  PIMCO Advisors,
                                    Cadence Capital Management,  Inc., NFJ Management,  Inc.,  Parametric
                                    Management,   Inc.,   StocksPLUS   Management,   Inc.,   PIMCO  Funds
                                    Distributors LLC, and PIMCO Global Advisors LLC.

Ongaro, Douglas J.                  Vice President, PIMCO.

Otterbein, Thomas J.                Executive Vice President, PIMCO.

Palghat, Kumar N.                   Senior Vice President, PIMCO.

Paulson, Brad                       Senior Vice President, PIMCO.

Perez, Keith                        Vice President, PIMCO.

Phansalkar, Mohan V.                Senior Vice President,  Senior Lead Officer and Assistant  Secretary,
                                    PIMCO; Vice President and Assistant Secretary,  StockPLUS Management,
                                    Inc.

Philipp, Elizabeth M.               Vice President, PIMCO.

Pittman, David J.                   Vice President, PIMCO.

Podlich, William F. III             Managing Director, PIMCO.

Porterfield, Mark                   Vice President, PIMCO.

Powers, William C.                  Managing Director, PIMCO.

Reist, Paul                         Vice President, PIMCO.

Romano, Mark                        Vice President, PIMCO.

Roney, Scott L.                     Senior Vice President,  PIMCO;  Director and Chief Executive Officer,
                                    PIMCO Global Advisors (Japan) Limited.

Rosborough, Michael J.              Senior Vice President, PIMCO.

Rowe, Cathy T.                      Vice President, PIMCO.

Ruthen, Seth R.                     Senior Vice President, PIMCO.

Sargent, Jeffrey M.                 Senior  Vice  President,   PIMCO;   Vice   President,   PIMCO  Funds:
                                    Multi-Manager Series.

Schmider, Ernest L.                 Managing  Director and Secretary,  PIMCO;  Secretary,  PIMCO Partners
                                    LLC; Director and Assistant Secretary,  StocksPLUS Management,  Inc.;
                                    Senior Vice President, PIMCO Advisors.

Scholey, Leland T.                  Senior Vice President, PIMCO.

Schucking, Ivor                     Senior Vice President, PIMCO.

Schulist, Stephen O.                Vice President, PIMCO.

Scibisz, Iwona E.                   Vice President, PIMCO.

Seliga, Denise C.                   Vice President, PIMCO.

Sellers, Devin                      Vice President, PIMCO.

Simon, Scott                        Executive Vice President, PIMCO.

Sullivan, Christopher               Senior Vice President, PIMCO.

Theodore, Kyle J.                   Vice President, PIMCO.

Thomas, Lee R.                      Managing Director, PIMCO.

Thompson, William S. Jr.            Chief Executive  Officer,  Managing Director and Executive  Committee
                                    Member, PIMCO; Director and President, StocksPLUS Management, Inc.

Trosky, Benjamin L.                 Managing Director, PIMCO.

Tyson, Rich                         Senior Vice President, PIMCO.

Van de Zilver, Peter A.             Vice President, PIMCO.

Vick, Dave                          Vice President, PIMCO.

Watanabe, Koichi                    Vice President,  PIMCO; Executive Vice President and Director,  PIMCO
                                    Global Advisors (Japan) Limited.

Weil, Richard M.                    Chief Operating Officer, PIMCO; Assistant Secretary,  Cadence Capital
                                    Management  and PIMCO Funds  Distributors  LLC;  General  Counsel and
                                    Senior Vice  President,  PIMCO Advisors;  Secretary,  Cadence Capital
                                    Management,  Inc., NFJ Management, Inc., Parametric Management, Inc.,
                                    NFJ  Investment   Group,   Parametric   Portfolio   Associates,   and
                                    StocksPLUS   Management,   Inc.;   Vice   President,   PIMCO   Funds:
                                    Multi-Manager  Series;  Senior Vice  President,  General  Counsel and
                                    Assistant Secretary, PIMCO Global Advisors LLC.

Weinberger, Michele                 Vice President, PIMCO.

Wilson, John                        Vice President, PIMCO.

Wilson, Susan                       Vice President, PIMCO.

Wood, George H.                     Executive Vice President, PIMCO.

Yetter, Michael A.                  Senior Vice President, PIMCO.

Young, David                        Vice President, PIMCO and PIMCO Global Advisors (Europe) Limited.

Yu, Cheng-Yuan                      Vice President, PIMCO.

Zhu, Changhong                      Senior Vice President, PIMCO.

(I)    Description of Business and Outline of Operation

       The Administrator and the Investment Advisor is engaged in the business of providing investment advisory services. As of March 31, 2000, the Investment Advisor managed, advised, and/or administered the following twelve different styles of accounts (having an aggregate net asset value of approximately $193.0 billion).

                                                       Assets
                Style                                  (in millions)
                -----                                  -------------
                Total Return                           $        109,945
                Low Duration                           $        7,729
                Moderate Duration                      $        6,693
                Long Duration                          $        16,373
                Short Term                             $        3,965
                Mortgage                               $        4,581
                Global/Non-US Bond                     $        8,473
                High Yield                             $        9,233
                Other                                  $        5,314
                Strategic Balanced                     $        153
                StocksPLUS                             $        20,542
                ----------                             ---------------


       As of March 31, 2000, the Investment Advisor managed, advised, and/or administered the following 63 mutual funds and fund portfolios (having an aggregate net asset value of approximately $54.9 billion):

                                                                                                                         in U.S. $
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
                             Name                      Month/Date    Principal        Total Net Asset Value   Net Asset Value per
                                                         Year       Characteristics  as of March 31, 2000    share as of March
                                                       Established                       ($million)              31, 2000
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
1        PIMCO Funds
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
                NAME OF FUND
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         1      Total Return Fund                      5/11/87     Open-end, fixed           $31,536.3                 9.96
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         2      International Bond Fund                12/13/89    Open-end, fixed            1,137.2                  6.73
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         3      Low Duration Fund                      5/11/87     Open-end, fixed            3,979.5                  9.81
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         4      Foreign Bond Fund                      12/3/92     Open-end, fixed             544.6                  10.03

-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         5      High Yield Fund                        12/16/92    Open-end, fixed            3,211.3                 10.22
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         6      Low Duration Fund II                   11/1/91     Open-end, fixed             474.5                   9.69
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         7      Total Return Fund III                  5/1/91      Open-end, fixed             650.0                   8.74

-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         8      Short-Term Fund                        10/7/87     Open-end, fixed             735.4                   9.95
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         9      Strategic Balanced Fund                6/28/96     Open-end, balanced          153.4                  12.80

-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         10     Low Duration III                       12/31/96    Open-end, fixed              32.3                   9.66
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         11     Moderate Duration Fund                 12/31/96    Open-end, fixed             379.2                   9.52
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         12     Long-Term US Gov't Fund                7/1/91      Open-end, fixed             352.9                   9.79
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         13     Global Bond Fund                       16/23/93    Open-end, fixed             276.3                   9.01
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         14     StocksPLUS Fund                        5/14/93     Open-end, growth           1,478.8                 14.15
                                                                   and income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         15     Money Market Fund                      3/1/91      Open-end, fixed             661.8                   1.00
                                                                   income (money
                                                                   market)
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         16     Total Return Fund II                   12/30/91    Open-end, fixed            1,315.7                  9.67
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         17     Global Bond Fund II                    10/2/95     Open-end, fixed              97.3                   9.41
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         18     Real Return Bond Fund                  1/29/97     Open-end, fixed             270.6                   9.92
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         19     Emerging Markets Bond Fund             7/31/97     Open-end, fixed              28.2                   8.61
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         20     Emerging Markets Bond Fund II          4/3/98      Open-end, fixed             356.7                   9.84
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         21     Total Return Mortgage Fund             7/31/97     Open-end, fixed              4.1                    9.97
                                                                   income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         22     Low Duration Mortgage Fund             7/31/97     Open-end, fixed              4.3                    9.89
                                                                   income

-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         23     Municipal Bond Fund                    4/1/98   Open-end, fixed              52.6                   9.47
                                                                income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         24     Convertible Bond Fund                  3/31/99  Open-end, fixed             179.7                  15.77
                                                                income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         25     Short Duration Municipal Bond          8/31/99  Open-end, fixed              10.7                   9.99
                                                                income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         26     Calif Interm Municipal Bond            8/31/99  Open-end, fixed              10.2                  10.05
                                                                income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         27     New York Municipal Bond                8/31/99  Open-end, fixed              3.0                    9.94
                                                                income
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
2        PIMCO Variable Insurance Trust
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
                NAME OF FUND
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         1      Total Return Bond Portfolio            1/2/98   Open-end, fixed              4.2                    9.44
                                                                income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         2      High Yield Bond Portfolio              5/1/98   Open-end, fixed             142.6                   8.74
                                                                income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         3      StockPLUS Growth & Inc. Portfolio      12/31/97 Open-end, growth            265.4                  13.63
                                                                and income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         4      Low Duration Bond Portfolio            2/16/99  Open-end, fixed              5.2                    9.68
                                                                income
-------- ------ -------------------------------------- -------- ------------------- ----------------------- ---------------------
         5      Foreign Bond Portfolio                 2/16/99  Open-end, fixed              5.4                    9.46
                                                                income
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
3        Frank Russell Investment
         Management Company
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   Fixed Income I Fund                       7/3/89   Open-end, fixed             161.8                   (1)
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         2   Diversified Bond Fund                     7/3/89   Open-end, fixed             107.3                   (1)
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         3   Fixed Income III Fund                     2/9/93   Open-end, fixed             166.5                   (1)
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         4   Multistrategy Bond Fund                   2/9/93   Open-end, fixed             202.7                   (1)
                                                                income
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
4        Russell Insurance Funds
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   Core Bond Fund                            1/2/97   Open-end, fixed              43.5                   (1)
                                                                income
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
5        The Harbor Group
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   Harbor Bond Fund                          1/4/88   Open-end, fixed             609.2                  10.74
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
6        Pacific Select Fund
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   Managed Bond Series                       1/4/88   Open-end, fixed            1,153.6                 10.44
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         2   Government Securities Series              1/4/88   Open-end, fixed             454.5                  10.22
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------




-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
7        Prudential Securities TARGET Portfolio Trust
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   Intermediate Term Bond Portfolio          1/4/93   Open-end, fixed             109.2                   9.86
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         2   Total Return Bond Portfolio               1/4/93   Open-end, fixed              64.4                   9.96
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
8        PIMCO Commercial Mortgage Securities Trust,
         Inc.
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   PIMCO Commercial Mortgage Securities      9/2/93   Closed-end, fixed           143.8                  12.81
             Trust, Inc.                                        income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
9        American Skandia Trust
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   Total Return Bond Portfolio               1/3/94   Open-end, fixed            1,020.1                 10.45
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         2   Limited Maturity Bond Portfolio           5/1/95   Open-end, fixed             375.1                  10.37
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         3   Master Trust Total Return                 6/18/97  Open-end, fixed             173.5                  11.44
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
10       Fremont Mutual Funds, Inc.
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   Total Return Fund                         3/1/94   Open-end, fixed             160.4                   9.85
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         2   Global Bond Fund                          4/19/99  Open-end, fixed              25.0                  15.19
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
11       PaineWebber Managed Investment Trust
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   LD US Gov't Income Fund                   10/20/94 Open-end, fixed             156.2                   2.30
                                                                income
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
12       PaineWebber Series Trust
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   Strategic Fixed Income                    8/24/95  Open-end, fixed              5.5                    9.72
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
13       PaineWebber Managed Accounts Services
         Portfolio Trust
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   PACE Govt Securities Fixed Inc.           8/24/95  Open-end, fixed             199.4                  12.07
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         2   PACE Strategic Fixed Income Inv.          8/24/95  Open-end, fixed             230.6                  12.23
                                                                income

-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
14       Prudential Investments Fund Management LLC
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   Prudential Diversified Moderate Growth    11/18/98 Open-end, fixed              31.0                   (1)
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         2   Prudential Diversified Conservative       11/18/98 Open-end, fixed              30.3                   (1)
             Growth                                             income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         3   Prudential Diversified Conservative       5/3/99   Open-end, fixed              53.9                   (1)
             Portfolio                                          income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
15       JNL Series Trust
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   JNL Series Trust                          3/2/98   Open-end, fixed              11.2                   9.87
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
16       Manulife
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   Manulife Global Bond Trust                5/3/99   Open-end, fixed             129.4                  11.53
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         2   Manulife Total Return Trust               5/3/99   Open-end, fixed             276.7                  12.54
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
17       Prudential Target Funds
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   Prudential Total Return Bond Fund of      11/3/99  Open-end, fixed              24.7                   9.94
             Target Funds                                       income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
18       Salomon Smith Barney Consulting Groups
         Capital Market Fund
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   International fixed Income Investment     4/1/99   Open-end, fixed             302.1                   (2)
             Portfolio                                          income
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
19       Oppenheimer Capital
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   OCC Accumulation Fund                     3/9/00   Open-end, fixed              76.1                   (2)
                                                                income
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
20       FISH
-------- --------------------------------------------- -------- ------------------- ----------------------- ---------------------
             NAME OF FUND
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         1   Fixed Income Shares M                     3/17/00  Open-end, fixed              5.0                   10.05
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
         2   FISH Series C                             3/17/00  Open-end, fixed              5.0                   10.03
                                                                income
-------- --- ----------------------------------------- -------- ------------------- ----------------------- ---------------------
Notes    (1):Each fund is part of larger portfolio.  NAV per share is not available.
         (2):NAV per share of each fund is not available.

(J)    Miscellaneous

1.     Election and Removal of Directors

       Managing Directors of the Administrator and the Investment Advisor are admitted or removed from office by the Management Board with the prior approval of the Managing Member (PIMCO Advisors) in accordance with the Limited Liability Company Agreement of the Administrator and the Investment Advisor.

2.     Election and Removal of Officers

       Officers are elected by the Management Board. The Management Board may remove any officer without cause, except for the Chief Executive Officer, which requires the prior approval of the Managing Member (PIMCO Advisors).

3.     Supervision by SEC of Changes in Directors and Certain Officers.

       The Investment Advisor files certain reports with the SEC in accordance with Sections 203 and 204 of the Advisers Act, which reports, lists and provides certain information relating to Directors and Officers of the Investment Advisor.

       The SEC may prohibit any such Directors or Officers, or other person, from serving or acting as an employee, officer, trustee, investment advisor, or principal underwriter of the Trust under Section 9(b) of the 1940 Act under some certain circumstances including in the event that such person has willfully violated any provision of the 1933 Act, the 1934 Act, of the 1940 Act or otherwise.

4. Amendment to the Articles of Organization, Transfer of Business and Other Important Matters

       a) The Limited Liability Company Agreement of the Administrator and the Investment Advisor may be amended, under the law of Delaware by the Managing Member, except under certain circumstances that require the consent of all members of the Investment Advisor.

       b) Under the laws of the state of Delaware and the Limited Liability Company Agreement, transfer of business requires the agreement of the members of the Investment Advisor, and would be subject to the restrictions regarding receipt of Compensation imposed by Section 15 of the 1940 Act.

       c) Under the Investment Advisor's Limited Liability Company Agreement, a member may transfer its interest in the Investment Advisor with the approval of the Managing Member of the Investment Advisor.

       d) The Investment Advisor may be dissolved upon the agreement of the Managing Member and the approval of a super-majority of the Investment Advisor's Class B unit holders.

       e) The Administrator and the Investment Advisor has no direct subsidiaries other than StocksPLUS Management, Inc.

5.     Litigation, etc.

       There are no known facts, such as legal proceedings, which are expected to materially affect the Trust and / or the Administrator and the Investment Advisor within the six-month period proceeding the filing of this document.

III.   OUTLINE OF THE OTHER RELATED COMPANIES

(A)    State Street Bank and Trust Company (the "Custodian")

       (1)    Amount of Capital

              U.S. $60,896,000 as of December 31, 1999.

       (2)    Description of Business

              State Street Bank and Trust Company is a Massachusetts corporation that provides custody, investment accounting and recordkeeping services to mutual funds, including the Fund.

       (3)    Outline of Business Relationship with the Fund

              State Street Bank and Trust Company provides  custody,  investment
       accounting  and   recordkeeping   services  to  the   Institutional   and
       Administrative Class Shares of the Fund.

(B)    National Financial Data Services (the "Transfer Agent")

       (1)    Amount of Capital

              National Financial Data Services is not a publicly traded company and does not have a stated capitalization. It is a wholly owned subsidiary of Boston Financial Data Services, a joint venture owned by DST Systems, Inc. and State Street Bank and Trust Company (see above).

       (2)    Description of Business

              National Financial Data Services provides transfer agency and dividend disbursement services to investment companies.

       (3)    Outline of Business Relationship with the Fund

              National Financial Data Services serves as transfer agent and dividend disbursing agent with respect to the Institutional Class, Administrative Class, Class J and Class K shares of the Fund.

(C)    PIMCO Funds Distributors LLC (the "Distributor")

       (1)    Amount of Capital

              U.S. $35,035,010 as of March 31, 2000.

       (2)    Description of business

              PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors L.P. and a Delaware limited liability company, is the principal underwriter of the shares of the Trust, including the Fund.

       (3)    Outline of Business Relationship with the Fund

              PIMCO Funds Distributors LLC engages in providing marketing and distribution services to the Fund.

(D) The Nikko Securities Co., Ltd. ("Distributor in Japan" and "Agent JSDA Member")

       (1)    Amount of Capital

              Yen 208,831.5 million as of March 31, 2000.

       (2)    Description of Business

              The Nikko Securities Co., Ltd. is a diversified securities company in Japan.

       (3)    Outline of Business Relationship with the Fund

              The Nikko Securities Co., Ltd. acts as a distributor in Japan and Agent JSDA Member for the Fund in connection with the offering of Shares in Japan.

(E)    Capital Relationship

       The membership interests of Pacific Investment Management Company LLC are held 97.0% by PIMCO Advisors L.P. and 3.0% by the managing directors of Pacific Investment Management Company LLC as of September 30, 2000.

       PIMCO Funds Distributors LLC is a wholly owned subsidiary of PIMCO Advisors L.P.

(F)    Interlocking Directors

       Names and functions of Trustees or officers of the Trust who also are officers of the related companies are as follows:

                                                                          Position with
                                                                          Administrator and
Name                                  Position with Trust                 Investment Advisor
----                                  -------------------                 ------------------
Brent R. Harris                       Chairman of the Board and Trustee   Managing Director
R. Wesley Burns                       President and Trustee               Managing Director
William H. Gross                      Senior Vice President               Managing Director
Margaret Isberg                       Senior Vice President               Managing Director
Leland T. Scholey                     Senior Vice President               Senior Vice President
Jeffrey M. Sargent                    Senior Vice President               Vice  President and Manager of
                                                                          Investment Operations
                                                                          Shareholder Services
Thomas J. Kelleher, III               Vice President                      Vice President
Andre Mallegol                        Vice President                      Vice President
James F. Muzzy                        Vice President                      Managing Director
David J. Pittman                      Vice President                      Vice President
William S. Thompson, Jr.              Vice President                      Chief Executive Officer and
                                                                          Managing Director
Henrick P. Larsen                     Vice President                      Vice President
John P. Hardaway                      Treasurer                           Senior Vice President

       No Trustee or Officer of the Trust is an officer of the Custodian, the Transfer Agent or the Distributor.

IV.    FINANCIAL CONDITIONS OF THE FUND



a. Financial Statements in Japanese language of the Fund for the last two fiscal years are translated from the English version of audited financial statements, which are prepared by the Trust pursuant to the provisions of
       Article 127 (5) proviso of the "Regulations Concerning Terminology, Forms and Method of Preparation of Financial Statements, etc." (Ministry of Finance (MOF) ordinance No. 59 of 1963) under the "Ordinance Concerning the Disclosure of the Content, etc. of the Specific Securities" (MOF ordinance No. 22 of 1993), except the parts presented in yen translated from dollars.

       The aforesaid financial statements have been audited by PricewaterhouseCoopers LLP, the accountants in the U.S. of the Trust, and their Auditor's report as included herein has been received by the Trust.

b. The original financial statements of the Fund are presented in U.S. dollars. The Japanese translation of the financial statements are also presented in Japanese yen translated from the U.S. dollars. The amount presented in Japanese yen are translated solely for convenience from the amounts in U.S. dollars at the exchange rate of U.S.$1.00=Yen 109.05, being the mean of telegraphic transfer selling and buying exchange rate vis-a-vis Customers quoted from The Bank of Tokyo-Mitsubishi as of October 31, 2000. Amounts less than one million yen are rounded up or down to nearer one million yen.

c. The signed originals of the Auditors Reports and the Consent Letters for the aforementioned financial statements of the Fund with respect to the year ended March 31, 2000 are included in the Amendment Report to the Securities Report of the Fund dated November 20, 2000; accordingly, the Auditors Reports and Consent Letters included herein are the copies of such signed originals of the Auditors Reports and Consent Letters included in the Amendment Report to the Securities Report.

2.     CONDITIONS OF THE FUND

(A)    Statements of Net Assets

                                                                                          (As of September 30, 2000)
---------------------------------------- ------------------------------------ -------------------------------------
                                                      US Dollar                               Yen
---------------------------------------- ------------------------------------ -------------------------------------
I. Aggregate Amount of Assets                                  55,337,118,000             6,034,512,717,900
---------------------------------------- ------------------------------------ -------------------------------------
II. Aggregate Amount of Liabilities                            19,788,403,000             2,157,925,347,150
---------------------------------------- ------------------------------------ -------------------------------------
III. Aggregate Amount of Net Assets      Inst.                27,794,010,466                     3,030,936,841,317
     (I-II)                              Admin.                3,800,522,217                       414,446,947,764
                                         A.                    2,236,201,324                       243,857,754,382
                                         B.                      706,093,538                        76,999,500,319
                                         C.                      772,564,657                        84,248,175,846
                                         D.                      134,798,384                        14,699,763,775
                                         Total                35,444,190,586                     3,865,188,983,403
---------------------------------------- --------------------------------------------------------------------------
                                                   Inst.                    2,754,609,560.586
                                                   Admin.                     376,662,261.326
IV.  Quantity of                                   A.                         221,625,502.885
     Outstanding Shares                            B.                          69,979,537.929
                                                   C.                          76,567,359.478
                                                   D.                          13,359,602.021
---------------------------------------- ------------------------------------ -------------------------------------
                                         Inst.         $ 10.09                Yen         1,100.31
                                         Admin.        $ 10.09                            1,100.31
V. Net Asset Value per Share             A.            $ 10.09                            1,100.31
   (III/IV)                              B.            $ 10.09                            1,100.31
                                         C.            $ 10.09                            1,100.31
                                         D.            $ 10.09                            1,100.31
---------------------------------------- ------------------------------------ -------------------------------------


(B)    Names of Major Investment Portfolios other than Equity Shares
        (Top 30 Names)

       Major investment portfolios of Total Return Fund are securities other than shares except for short-term securities and some preferred stocks.

(As of September 30, 2000)

----------- --------------------------------------------------------- ---------------- --------------------
   Rank                               Name                             Interest rate     Redemption date
----------- --------------------------------------------------------- ---------------- --------------------
1           Government National Mortgage Association                         6.500        10/21/2029
----------- --------------------------------------------------------- ---------------- --------------------
2           Government National Mortgage Association                         7.500        10/23/2030
----------- --------------------------------------------------------- ---------------- --------------------
3           Government National Mortgage Association                         7.000        10/23/2030
----------- --------------------------------------------------------- ---------------- --------------------
4           Government National Mortgage Association                         6.000        10/23/2030
----------- --------------------------------------------------------- ---------------- --------------------
5           Treasury Inflation Protected Securities                          3.630        07/15/2002
----------- --------------------------------------------------------- ---------------- --------------------
6           UBS Finance LLC                                                  6.680        10/02/2000
----------- --------------------------------------------------------- ---------------- --------------------
7           Government National Mortgage Association                         8.000        10/23/2030
----------- --------------------------------------------------------- ---------------- --------------------
8           U.S. Treasury Bonds                                              6.250        05/15/2030
----------- --------------------------------------------------------- ---------------- --------------------
9           U.S. Treasury Bonds                                              0.000        08/15/2020
----------- --------------------------------------------------------- ---------------- --------------------
10          Treasury Inflation Protected Securities                          3.630        01/15/2008
----------- --------------------------------------------------------- ---------------- --------------------
11          Federal National Mortgage Association                            7.000        10/16/2030
----------- --------------------------------------------------------- ---------------- --------------------
12          Federal National Mortgage Association                            8.000        10/16/2030
----------- --------------------------------------------------------- ---------------- --------------------
13          DG Funding Trust                                                 9.030        12/29/2049
----------- --------------------------------------------------------- ---------------- --------------------
14          Federal National Mortgage Association                            6.000        10/16/2030
----------- --------------------------------------------------------- ---------------- --------------------
15          Racers                                                           6.930        03/03/2003
----------- --------------------------------------------------------- ---------------- --------------------
16          U.S. Treasury Bonds                                              0.000        02/15/2015
----------- --------------------------------------------------------- ---------------- --------------------
17          Government National Mortgage Association                         8.000        10/23/2030
----------- --------------------------------------------------------- ---------------- --------------------
18          Ford Motor Credit Corp.                                          6.810        02/13/2003
----------- --------------------------------------------------------- ---------------- --------------------
19          U.S. Treasury Notes                                              6.750        05/15/2005
----------- --------------------------------------------------------- ---------------- --------------------
20          Federal Home Loan Mortgage Corporation                           6.000        10/16/2030
----------- --------------------------------------------------------- ---------------- --------------------
21          Treasury Inflation Protected Securities                          3.380        01/15/2007
----------- --------------------------------------------------------- ---------------- --------------------
22          U.S. Treasury Strips                                             0.000        11/15/2021
----------- --------------------------------------------------------- ---------------- --------------------
23          General Motors Acceptance Corp.                                  6.840        04/29/2002
----------- --------------------------------------------------------- ---------------- --------------------
24          Treasury Inflation Protected Securities                          3.880        01/15/2009
----------- --------------------------------------------------------- ---------------- --------------------
25          Texas Utilities Co.                                              7.590        09/24/2001
----------- --------------------------------------------------------- ---------------- --------------------
26          U.S. Treasury Bonds                                              0.000        02/15/2026
----------- --------------------------------------------------------- ---------------- --------------------
27          Ford Motor Credit Corp.                                          7.170        07/18/2005
----------- --------------------------------------------------------- ---------------- --------------------
28          Ford Motor Credit Corp.                                          7.080        07/19/2004
----------- --------------------------------------------------------- ---------------- --------------------
29          U.S. Treasury Bonds                                              8.000        11/15/2021
----------- --------------------------------------------------------- ---------------- --------------------
30          Republic of Brazil                                               7.380        04/15/2006
----------- --------------------------------------------------------- ---------------- --------------------








----------- ------------------ ------------------- -------------------- -------------- --------------------
   Rank     Acquisition Cost    Principal Amount          Value            Country     Investment Ratio %
----------- ------------------ ------------------- -------------------- -------------- --------------------
1              4,824,910,123       5,039,504,000      4,853,697,488         U.S.             13.65%
----------- ------------------ ------------------- -------------------- -------------- --------------------
2              2,873,855,004       2,876,774,000      2,884,857,735         U.S.              8.12%
----------- ------------------ ------------------- -------------------- -------------- --------------------
3              1,950,860,012       1,988,520,000      1,958,692,200         U.S.              5.51%
----------- ------------------ ------------------- -------------------- -------------- --------------------
4              1,297,746,453       1,393,150,000      1,306,955,810         U.S.              3.68%
----------- ------------------ ------------------- -------------------- -------------- --------------------
5              1,112,137,034       1,115,949,487      1,115,601,311         U.S.              3.14%
----------- ------------------ ------------------- -------------------- -------------- --------------------
6              1,000,000,000       1,000,000,000      1,000,000,000         U.S.              2.81%
----------- ------------------ ------------------- -------------------- -------------- --------------------
7                963,317,705         948,760,000        965,657,416         U.S.              2.72%
----------- ------------------ ------------------- -------------------- -------------- --------------------
8                576,984,080         535,200,000        562,796,518         U.S.              1.58%
----------- ------------------ ------------------- -------------------- -------------- --------------------
9                441,936,160         349,245,000        453,691,257         U.S.              1.28%
----------- ------------------ ------------------- -------------------- -------------- --------------------
10               446,163,809         453,052,537        442,717,503         U.S.              1.25%
----------- ------------------ ------------------- -------------------- -------------- --------------------
11               422,926,641         433,500,000        424,561,230         U.S.              1.19%
----------- ------------------ ------------------- -------------------- -------------- --------------------
12               367,503,078         363,800,000        368,576,694         U.S.              1.04%
----------- ------------------ ------------------- -------------------- -------------- --------------------
13               351,502,334              35,150        352,378,750         U.S.              0.99%
----------- ------------------ ------------------- -------------------- -------------- --------------------
14               303,911,500         326,600,000        304,962,750         U.S.              0.86%
----------- ------------------ ------------------- -------------------- -------------- --------------------
15               282,400,000         282,400,000        282,400,000         U.S.              0.79%
----------- ------------------ ------------------- -------------------- -------------- --------------------
16               279,277,769         188,900,000        280,811,751         U.S.              0.79%
----------- ------------------ ------------------- -------------------- -------------- --------------------
17               264,658,670         261,600,000        265,156,125         U.S.              0.75%
----------- ------------------ ------------------- -------------------- -------------- --------------------
18               249,931,359         250,185,000        249,874,520         U.S.              0.70%
----------- ------------------ ------------------- -------------------- -------------- --------------------
19               243,346,794         235,000,000        243,518,750         U.S.              0.69%
----------- ------------------ ------------------- -------------------- -------------- --------------------
20               237,710,925         255,000,000        238,266,900         U.S.              0.67%
----------- ------------------ ------------------- -------------------- -------------- --------------------
21               230,120,073         237,982,517        230,173,835         U.S.              0.65%
----------- ------------------ ------------------- -------------------- -------------- --------------------
22               220,904,451         795,000,000        222,562,635         U.S.              0.63%
----------- ------------------ ------------------- -------------------- -------------- --------------------
23               221,055,418         221,144,000        221,840,161         U.S.              0.62%
----------- ------------------ ------------------- -------------------- -------------- --------------------
24               211,143,299         213,528,003        211,793,088         U.S.              0.60%
----------- ------------------ ------------------- -------------------- -------------- --------------------
25               208,805,967         208,800,000        209,906,640         U.S.              0.59%
----------- ------------------ ------------------- -------------------- -------------- --------------------
26               182,845,191         184,400,000        182,728,967         U.S.              0.51%
----------- ------------------ ------------------- -------------------- -------------- --------------------
27               182,100,083         182,100,000        182,417,765         U.S.              0.51%
---------- ------------------ ------------------- -------------------- -------------- --------------------
28               174,284,479         174,500,000        174,655,829         U.S.              0.49%
----------- ------------------ ------------------- -------------------- -------------- --------------------
29               164,056,300         142,620,000        174,263,813         U.S.              0.49%
----------- ------------------ ------------------- -------------------- -------------- --------------------
30               163,394,052         177,044,100        166,651,611        Brazil             0.47%
----------- ------------------ ------------------- -------------------- -------------- --------------------

V.     SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT TRUST SECURITIES

1.     Transfer of the Shares

       The transfer agent for the Shares is as follows:

       Agent:        National Financial Data Services

       Address:      330 W, 9th Street, 4th Floor, Kansas City, MO 64105, U.S.A.

       Because shareholders in Japan are required to entrust the custody of a global certificate representing their Shares and to register their Shares in the name of Nikko, they may not register their Shares in their own name directly. No fee is chargeable for the transfer of Shares.

2.     The Closing Period of the Shareholders' Book

       No provision is made.

3.     Shareholders' Meeting

       There are no annual shareholders' meetings. Special shareholders' meeting may be held whenever ordered by the Trustees or requested in writing by the holder or holders of at least one-tenth of the outstanding shares of the Trust for the purpose of considering the removal of a Trustee.

4.     Special Privilege to Shareholders, Restriction on Transfer

       No special privilege is granted to shareholders.

       The acquisition of Shares by any person may be restricted.


Statement of Assets and Liabilities
March 31, 2000
Amounts in thousands, except per share amounts                      Total Return Fund
Assets:
Investments, at value                                                          $41,494,212
Cash and foreign currency                                                           12,437
Receivable for investments sold and forward foreign currency contracts             702,805
Receivable for Fund shares sold                                                    112,052
Variation margin receivable                                                         12,351
Interest and dividends receivable                                                  375,681
Other assets                                                                         2,610
                                                                ---------------------------
                                                                                42,712,148
                                                                ===========================

Liabilities:
Payable for investments purchased and forward foreign currency contracts        $6,321,535
Payable for financing transactions                                               4,055,744
Notes Payable                                                                      551,828
Written options outstanding                                                         45,441
Payable for Fund shares redeemed                                                   116,224
Dividends payable                                                                   38,087
Accrued investment advisory fee                                                      6,927
Accrued administration fee                                                           5,644
Accrued distribution fee                                                             1,566
Accrued servicing fee                                                                  758
Variation margin payable                                                            14,848
Other liabilities                                                                   17,273
                                                                                11,175,875
                                                                ---------------------------

Net Assets                                                                     $31,536,273
                                                                ===========================

Net Assets Consist of:
Paid in capital                                                                $33,008,257
Undistributed (overdistributed) net investment income                              (57,894)
Accumulated undistributed net realized gain (loss)                              (1,057,756)
Net unrealized appreciation (depreciation)                                        (356,334)
                                                                ---------------------------
                                                                               $31,536,273
                                                                ===========================

Net Assets:
Administrative Class                                                            $3,233,785
Other Classes                                                                   28,302,488

Shares Issued and Outstanding:
Administrative Class                                                               324,708

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding):
Administrative Class                                                                 $9.96
                                                                ===========================

Cost of Investments Owned                                                      $41,850,196
                                                                ===========================
Cost of Foreign Currency Held                                                      $57,001
                                                                ===========================


Statements of Operations
For the year or period ended March 31, 2000
Amounts in thousands                                                                   Total Return Fund
Investment Income:
 Interest                                                                                              $1,949,659
 Dividends                                                                                                 14,565
 Miscellaneous Income                                                                                         626
                                                                              ------------------------------------
   Total Income                                                                                         1,964,850
                                                                              ------------------------------------

Expenses:
Investment advisory fees                                                                                   72,342
Administration fees                                                                                        58,765
Distribution and/or servicing fees - Administrative Class                                                   6,891
Distribution and/or servicing fees - Other Classes                                                         18,157
Trustees' fees                                                                                                189
Organization costs                                                                                              0
Interest expense                                                                                           30,200
                                                                              ------------------------------------
   Total expenses                                                                                         186,544
                                                                              ------------------------------------

Net Investment Income                                                                                   1,778,306
                                                                              ====================================

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                                                  (499,631)
Net realized gain (loss) on futures contracts and written options                                        (365,560)
Net realized gain (loss) on foreign currency transactions                                                  17,803
Net change in unrealized appreciation (depreciation) on investments                                      (260,654)
Net change in unrealized appreciation (depreciation) on futures contracts and written options              32,658
Net change in unrealized appreciation (depreciation) on translation of
  assets and liabilities denominated in foreign currencies                                                (14,142)
                                                                              ------------------------------------
   Net Gain (Loss)                                                                                     (1,089,526)
                                                                              ------------------------------------

Net Increase (Decrease) in Assets Resulting from Operations                                             $688,780
                                                                              ====================================

Statements of Changes in Net Assets

                  Amounts in thousands                                    Total Return Fund
                                                                             Year Ended                     Year Ended
                                                                         March 31, 2000                 March 31, 1999
Increase (Decrease) in Net Assets from:

Operations:
Net investment income                                                        $1,778,306                     $1,285,330
Net realized gain (loss)                                                       (847,388)                       472,416
Net change in unrealized appreciation (depreciation)                           (242,138)                      (239,440)
                                                          -------------------------------------------------------------
Net increase (decrease) resulting from operations                               688,780                      1,518,306
                                                          -------------------------------------------------------------

Disstributions to Shareholders:
 From net investment income
  Administrative Class                                                         (158,773)                       (62,402)
  Other Classes                                                              (1,542,465)                    (1,223,491)

 In excess of net investment income
  Administrative Class                                                           (6,817)                             0
  Other Classes                                                                 (66,229)

 From net realized capital gains
  Administrative Class                                                                0                        (31,973)
  Other Classes                                                                       0                       (480,591)

 In excess of net realized capital gains
  Administrative Class                                                                0                        (23,987)
  Other Classes                                                                       0                       (360,558)
                                                          -------------------------------------------------------------

Total Distributions                                                          (1,774,284)                    (2,183,002)
                                                          -------------------------------------------------------------

Fund Share Transactions:
Receipts for shares sold
  Administrative Class                                                        2,193,159                      1,767,082
  Other Classes                                                              11,309,212                     10,927,679


Issued as reinvestment of distributions
  Administrative Class                                                          113,239                         79,793
  Other Classes                                                               1,300,711                      1,748,338

Cost of shares redeemed
  Administrative Class                                                         (953,360)                      (296,106)
  Other Classes                                                              (7,465,688)                    (5,529,297)
                                                          -------------------------------------------------------------
Net increase (decrease) resulting from Fund share transactions                6,497,273                      8,697,489
                                                          -------------------------------------------------------------

Total Increase (Decrease) in Net Assets                                       5,411,769                      8,032,793
                                                          -------------------------------------------------------------

Net Assets:
Beginning of period                                                          26,124,504                     18,091,711
                                                          -------------------------------------------------------------
End of period *                                                             $31,536,273                    $26,124,504
                                                          -------------------------------------------------------------

*Including net undistributed (overdistributed) investment income of:           ($57,894)                      ($77,068)
                                                          -------------------------------------------------------------

Financial Highlights
Total Return Fund
Administrative Class

                                                              03/31/2000      03/31/1999   03/31/1998    03/31/1997      03/31/1996
Selected Per Share Data for the Year Ended:
Net asset value beginning of period                           10.36           10.62         $  10.27      $  10.29       $   10.01
Net investment income                                          0.61(a)         0.61(a)          0.61(a)       0.66(a)         0.80
Net realized and unrealized gain (loss)                       (0.41)(a)        0.16(a)          0.63(a)      (0.02(a)         0.29
Total income from investment operations                        0.20            0.77             1.24          0.64            1.09
Dividends from net investment income                          (0.58)          -0.61            -0.60         -0.64           -0.60
Dividends in excess of net investment income                  (0.02)           0.00            -0.02         -0.02           -0.09
Distributions from net realized capital gains                  0.00           -0.24            -0.27          0.00           -0.12
Distributions in excess of net realized capital gains          0.00           -0.18             0.00          0.00            0.00
Tax basis return of capital                                    0.00            0.00             0.00          0.00            0.00
Total distributions                                           (0.60)          -1.03            -0.89         -0.66           -0.81
Net asset value end of period                           $      9.96      $    10.36         $  10.62      $  10.27      $    10.29
Total return                                                   2.07%           7.33%           12.36%         6.34%         10.99%
Net assets end of period (000's)                        $ 3,233,785      $1,972,984         $481,730      $151,194      $ 104,618
Ratio of expenses to average net assets                        0.79%(b)        0.68%           0.68%          0.68%          0.68%
Ratio of net investment income to average net assets           6.01%           5.52%           6.35%          6.35%          6.64%
Portfolio turnover rate                                         223%            154%            173%           173%           221%

(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.68%.

Notes to Financial Statements
March 31, 2000

1.  Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 30 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Total Return Fund. Certain detailed financial information for the
Institutional, A, B, C and D Classes (the "Other Classes") is provided separately and is available upon request.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.
         Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
         Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Fund is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. The Fund is authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3.  Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate of 0.25% based on average daily net assets of the Fund.

Administration Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and also serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for the Administrative Class and Institutional Class is charged at the annual rate of 0.18%. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.40%. The Administration Fee for Class D is charged at the annual rate of 0.25%.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.
         The Trust is permitted to reimburse, out of the Administrative Class assets of the Fund in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.
         Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of the Fund's average daily net assets attributable to each class):

                                      Distribution Fee (%)     Servicing Fee (%)
         Class A                               -                        0.25
         Class B                              0.75                      0.25
         Class C                              0.75                      0.25
         Class D                               -                        0.25

         PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2000, PFD received $11,859,369 representing commissions (sale charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expense; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4.  Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2000 were as follows (amounts in thousands):

                                                 U.S. Government/Agency                            All Other
                                                  Purchases                    Sales              Purchases          Sales

Total Return Fund                            $   56,671,088             $ 70,114,485            $35,320,326     $9,011,674


5.  Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                      Total Return Fund
                                                Year Ended 03/31/2000                   Year Ended 03/31/1999
                                              Shares              Amount             Shares              Amount
Receipts for shares sold
  Administrative Class                           218,285           2,193,159             165,308          1,767,082
  Other Classes                                1,126,853          11,309,212           1,025,586         10,927,649

Issued as reinvestment of
distributions
  Administrative Class                            11,320             113,239               7,521             79,793
  Other Classes                                  129,764           1,300,711             164,549          1,748,338

Cost of shares redeemed
  Administrative Class                           (95,333)           (953,360)            (27,767)          (296,106)
  Other Classes                                 (745,907)         (7,465,688)           (517,630)        (5,529,297)
                                        ------------------- ------------------- ------------------ -------------------
                                        ------------------- ------------------- ------------------ -------------------

Net increase resulting from Fund
share transactions                               644,982           6,497,273             817,567          8,697,489
                                        ------------------- ------------------- ------------------ -------------------


6.  Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                            Total Return
                            Premium
Balance at 03/31/1999         $    35,106
 Sales                            130,952
 Closing Buys                     (21,392)
 Expirations                     (106,510)
 Exercised                         (6,434)
                            ---------------
                            ---------------
Balance at 03/31/2000         $    31,722
                            ---------------


7. Line of Credit

Effective December 30, 1999, the Fund, along with certain other funds managed by PIMCO, entered into an unsecured $100,000,000 bank line of credit agreement with State Street Bank & Trust Company. Borrowings under the agreement bear interest at the Fed Funds plus 50 basis points or the Base Rate, which is typically the Prime Rate. The funds may borrow money solely for temporary purposes to fund shareholder redemptions. The Funds did not borrow from the line during the period December 30, 1999 through March 31, 2000.


8. Acquisition by Allianz AG

On October 31, 1999 PIMCO Advisors L.P. and related companies entered into an Implementation and Merger Agreement with Allianz of America, Inc. Pursuant to the merger agreement, Allianz AG, as the ultimate parent of Allianz of America, Inc. would acquire a majority ownership (approximately 70%) of PIMCO Advisors L.P. The consummation of the transaction is subject to certain consents and approvals. The transaction closed on May 5, 2000.

9.  Federal Income Tax Matters

As of March 31, 2000, the Fund had remaining capital loss carryforwards that were realized or acquired in prior years in the amount listed below.

                           Capital Loss Carryforwards
                                  Realized Losses          Acquired Losses         Expiration
    Total Return Fund               750,096,993                   0                03/31/2008

The Total Return Fund realized capital loss and/or foreign currency loss of $243,968,849 during the period November 1, 1999 through March 31, 2000 which the Fund elected to defer to the following fiscal year pursuant to U.S. income tax regulations.

The Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

10. In-kind Transactions

For the period ended March 31, 2000, the Fund realized losses from in-kind redemptions of approximately $1,063,000.

Federal Income Tax Information (unaudited)

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. The percentage of the Fund's fiscal 2000 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Total Return Fund                                                      0.26%


Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust.

Schedule of Investments
Total Return Fund
March 31, 2000

                                                                                   Principal
                                                                                      Amount         Value
                                                                                       (000s)        (000s)
CORPORATE BONDS & NOTES 47.3%
Banking & Finance 31.6%
Abbey National Capital Trust I
                                         8.963% due              12/29/2049          $23,400       $23,905
Abbey National PLC
                                         6.700% due              06/29/2049            5,000         4,546
Abbey National Treasury Service
                                         6.625% due              05/23/2001              240           240
ABN AMRO Mortgage Corp.
                                         7.250% due              05/31/2005              150           148
Aetna, Inc.
                                         6.750% due              08/15/2001              250           247
                                         7.250% due              08/15/2023               50            44
Ahmanson (H.F.) & Co.
                                         7.650% due              04/15/2000              175           175
Allstate Corp.
                                         6.750% due              05/15/2018              280           246
                                         6.900% due              05/15/2038           77,200        65,781
American Express
                                         8.500% due              08/15/2001              350           356
                                         5.625% due              01/22/2004            8,700         8,179
                                         6.250% due              08/10/2005            1,000           981
American General Finance
                                         7.250% due              04/15/2000              500           500
                                         6.270% due              06/09/2000              800           799
                                         5.875% due              07/01/2000               75            75
                                         6.050% due              07/02/2001            3,000         2,953
                                         7.450% due              07/01/2002              200           200
                                         6.250% due              12/18/2002            1,165         1,129
                                         6.375% due              03/01/2003              350           340
                                         8.125% due              03/15/2046              270           258
American Health Properties, Inc.
                                         7.050% due              01/15/2002              700           676
Anthem Insurance
                                         9.000% due              04/01/2027              210           196
AON Capital Trust 'A'
                                         8.205% due              01/01/2027              725           691
Aristar, Inc.
                                         7.375% due              09/01/2004           20,000        19,786
Associates Corp. of North America
                                         6.000% due              06/15/2000            2,684         2,679
                                         6.310% due              06/16/2000              500           500
                                         6.250% due              09/15/2000              200           199
                                         6.625% due              05/15/2001            1,300         1,291
                                         6.700% due              05/29/2001              100            99
                                         6.750% due              07/15/2001           24,000        23,834
                                         7.000% due              07/23/2001              500           499
                                         6.210% due              08/27/2001 (d)       13,500        13,494
                                         6.450% due              10/15/2001           23,600        23,303
                                         7.500% due              04/15/2002              185           185
                                         6.500% due              07/15/2002              750           736
                                         5.750% due              11/01/2003            4,875         4,619
                                         5.800% due              04/20/2004              150           141
Associates First Capital Corp.
                                         6.000% due              12/01/2002              500           483

AT&T Capital Corp.
                                         7.500% due              11/15/2000            5,000         5,014
                                         6.730% due              12/01/2000 (d)        1,900         1,908
                                         6.875% due              01/16/2001              230           230
                                         6.800% due              02/01/2001           24,900        24,836
                                         6.250% due              05/15/2001           19,443        19,245
                                         7.000% due              08/15/2001           16,600        16,539
                                         7.110% due              09/13/2001 (d)        1,030         1,027
                                         6.900% due              01/30/2002            1,000           992
                                         6.750% due              02/04/2002            1,925         1,904
                                         6.310% due              04/23/2002 (d)       74,000        74,208
AVCO Financial Services
                                         6.350% due              09/15/2000              100           100
                                         7.375% due              08/15/2001              300           300
Banco Latinoamericano SA
                                         6.500% due              04/02/2001              950           944
Banco Nacional de Comercio Exterior
                                         8.000% due              04/14/2000           $4,600        $4,598
                                         7.500% due              07/01/2000            2,000         2,005
                                         7.250% due              02/02/2004           15,050        14,373
Banesto Delaware
                                         8.250% due              07/28/2002           28,900        29,355
Bank of Hawaii
                                         6.875% due              06/01/2003              750           733
Bank of Tokyo - Mitsubishi
                                         8.400% due              04/15/2010          112,000       113,864
Bank One Corp.
                                         6.086% due              04/19/2001 (d)        2,000         2,006
                                         6.169% due              09/04/2001 (d)       14,000        13,977
                                         6.281% due              06/26/2002 (d)        4,000         3,997
BankAmerica Corp.
                                         5.375% due              04/15/2000              750           750
                                         6.160% due              02/26/2001 (d)        3,000         3,001
                                         6.170% due              03/05/2001 (d)       44,000        43,954
                                         6.173% due              02/20/2002 (d)       35,180        35,110
                                         8.125% due              06/15/2002              350           354
                                         7.750% due              07/15/2002              360           363
                                         7.200% due              09/15/2002            1,000           995
                                         7.500% due              10/15/2002            1,200         1,203
                                         6.850% due              03/01/2003               65            64
                                         6.875% due              06/01/2003              100            98
                                         6.375% due              05/15/2005            1,000           948
                                         7.125% due              05/01/2006              500           490
                                         8.375% due              05/01/2007                2             2
                                         9.375% due              09/15/2009           12,950        14,387
                                         7.800% due              02/15/2010           84,000        84,805
                                         8.570% due              11/15/2024              125           140
BankBoston Corp.
                                         6.125% due              03/15/2002           12,500        12,172
Bankers Trust
                                         8.090% due              12/01/2026              275           266
Bankers Trust Corp.
                                         9.400% due              03/01/2001              385           392
                                         6.750% due              10/03/2001              500           496
                                         8.125% due              05/15/2002              300           303
                                         6.066% due              07/03/2002 (d)       10,000         9,972
                                         7.125% due              07/31/2002              150           148
                                         6.200% due              05/11/2003 (d)       82,800        82,775
                                         6.000% due              10/15/2008              500           448
Banponce Financial Corp.
                                         6.463% due              11/13/2001           13,000        12,756
Bayerische Landesbank NY
                                         0.000% due              05/17/2000 (d)      306,000       300,370
                                         6.200% due              02/09/2006              250           234
Bear Stearns Co., Inc.
                                         6.750% due              08/15/2000               50            50
                                         6.500% due              01/08/2001 (d)        8,100         8,134
                                         6.228% due              01/28/2002 (d)       11,250        11,232
                                         6.323% due              04/05/2002 (d)       25,000        25,009
                                         6.348% due              05/07/2002 (d)        4,300         4,299
                                         6.424% due              08/01/2002 (d)       53,600        53,722
                                         6.510% due              12/16/2002 (d)       46,100        46,097
                                         6.125% due              02/01/2003               25            24
                                         6.596% due              03/28/2003 (d)       15,800        15,809
                                         6.750% due              04/15/2003              105           102
                                         6.418% due              05/06/2003 (d)       13,000        13,034
                                         6.415% due              05/16/2003 (d)       39,200        39,298
                                         6.130% due              07/22/2003 (d)       19,000        19,022
                                         6.150% due              03/02/2004              150           142
                                         8.750% due              03/15/2004               75            78
                                         6.521% due              06/01/2004 (d)        9,265         9,299
                                         6.625% due              10/01/2004              250           240
                                         6.566% due              03/18/2005 (d)       37,000        37,026
                                         6.250% due              07/15/2005           25,000        23,409
                                         6.750% due              12/15/2007            2,000         1,892

Bell Atlantic Financial
                                         5.750% due              04/01/2003            1,500         1,524
Beneficial Corp.
                                         5.950% due              07/25/2000           $5,000        $4,991
                                         6.730% due              01/09/2001 (d)       16,000        15,994
                                         6.110% due              01/09/2002 (d)          500           502
                                         6.210% due              01/23/2002 (d)        5,000         5,001
                                         6.291% due              03/01/2002 (d)       50,000        50,063
                                         8.000% due              06/18/2002              400           405
                                         6.030% due              01/14/2003              320           308
Bombardier Capital, Inc.
                                         6.000% due              01/15/2002           28,000        27,227
                                         7.300% due              12/15/2002            9,000         8,862
                                         6.700% due              06/09/2032 (d)       16,150        16,000
BTM Holdings
                                         6.680% due              09/29/2049 (d)        6,000         6,000
Caithness Coso Fund Corp.
                                         6.800% due              12/15/2001           11,988        11,852
Capital One Bank
                                         6.750% due              07/28/2003 (d)        2,200         2,199
Case Credit Corp.
                                         5.950% due              08/01/2000            2,375         2,367
                                         5.850% due              02/20/2001 (d)        1,600         1,579
Caterpillar Financial Service Corp.
                                         6.151% due              05/27/2001 (d)       10,000         9,997
                                         6.480% due              12/12/2001              575           568
                                         6.300% due              02/11/2002 (d)          700           702
Central Hispano Financial Services
                                         6.540% due              04/28/2005 (d)        5,000         5,002
Chase Manhattan Corp.
                                         8.500% due              02/15/2002              200           204
                                         5.750% due              04/15/2004              150           142
                                         6.000% due              02/15/2009              800           721
Chemical Banking Corp.
                                         6.125% due              11/01/2008              400           360
Chrysler Financial Co. LLC
                                         5.860% due              01/16/2001              500           496
                                         6.034% due              06/11/2001 (d)       21,400        21,402
                                         5.690% due              11/15/2001              650           636
                                         5.400% due              01/15/2002           15,750        15,251
                                         6.950% due              03/25/2002               50            50
                                         6.129% due              07/17/2002 (d)       20,000        20,000
                                         6.144% due              08/08/2002 (d)       37,000        37,034
                                         6.184% due              02/03/2003 (d)       35,000        35,020
                                         6.174% due              03/06/2003 (d)       25,000        25,184
                                         6.164% due              03/10/2003 (d)       10,000        10,072
                                         6.124% due              06/18/2003           35,000        34,990

Chubb Capital Corp.
                                         6.875% due              02/01/2003              100            99
Cigna Corp.
                                         8.250% due              01/01/2007              250           252
Cincinnati Financial Corp.
                                         6.900% due              05/15/2028           80,925        73,136
CIT Group, Inc.
                                         6.200% due              10/20/2000              525           523
                                         6.750% due              05/14/2001           30,000        29,829
                                         6.393% due              10/01/2002 (d)          600           601
CIT Holdings LLC
                                         6.875% due              02/16/2005            7,500         7,295
Citicorp
                                         6.235% due              05/24/2001 (d)      139,000       139,046
                                         6.223% due              09/17/2001 (d)           65            65
                                         6.179% due              11/13/2001 (d)       10,000        10,002
                                         6.231% due              06/27/2002 (d)       11,450        11,411
                                         6.186% due              08/15/2002 (d)       11,500        11,490
                                         6.224% due              11/12/2002 (d)       30,000        29,974
                                         8.000% due              02/01/2003              250           253
                                         7.125% due              09/01/2005              400           393
                                         7.250% due              09/01/2008              500           491
Citifinancial
                                         6.375% due              09/15/2002              115           112
                                         6.500% due              08/01/2004              400           387
Comerica, Inc.
                                         7.250% due              06/15/2007              200           195
Commercial Credit Co.
                                         6.750% due              05/15/2000             $100          $100
                                         6.000% due              06/15/2000              300           300
                                         5.550% due              02/15/2001            1,300         1,284
                                         8.250% due              11/01/2001            2,500         2,540
                                         6.875% due              05/01/2002              335           332
                                         7.750% due              03/01/2005              550           556
Countrywide Home Loans
                                         6.250% due              04/15/2009              600           541
Credit Asset Receivable
                                         6.274% due              10/31/2003           41,870        40,921
Credit Lyonnais
                                         5.688% due              07/21/2000 (d)        6,750         6,736
Deutsche Bank Capital Trust I
                                         7.872% due              12/29/2049           20,875        19,848
Deutsche Bank Financial
                                         7.500% due              04/25/2009            3,000         2,955
Donaldson, Lufkin & Jenrette
                                         6.400% due              09/18/2002 (d)       13,600        13,589
                                         6.170% due              07/15/2003           20,000        19,168
Dow Capital BV
                                         7.125% due              01/15/2003              100            99
Dresdner Bank-New York
                                         6.625% due              09/15/2005            1,000           957
Dresdner Funding Trust I
                                         8.151% due              06/30/2031           17,500        16,418
Duke Capital Corp.
                                         7.250% due              10/01/2004           19,000        18,789
Edison Funding
                                         6.950% due              12/19/2000            7,000         7,002
EOP Operating LP
                                         6.376% due              02/15/2002           26,310        25,638
Export Credit Bank of Turkey
                                         8.385% due              08/18/2000 (d)       10,740        10,750
                                         8.820% due              08/18/2000            2,923         2,915

Export-Import Bank Korea
                                         6.500% due              11/15/2006            5,000         4,765
Exxon Capital Corp.
                                         7.450% due              12/15/2001              250           252
                                         6.125% due              09/08/2008            2,000         1,864
Farmers Insurance
                                         8.625% due              05/01/2024              275           281
Finova Capital Corp.
                                         5.875% due              10/15/2001            1,000           976
                                         6.720% due              11/08/2002 (d)       52,250        52,448
                                         6.480% due              04/08/2003 (d)          300           300
                                         6.390% due              06/18/2003 (d)       32,300        32,289
                                         6.330% due              11/24/2003              700           652
First Chicago Corp.
                                         6.230% due              03/11/2002 (d)       10,000        10,016
                                         6.230% due              02/18/2003 (d)       10,000         9,939
                                         6.165% due              07/28/2003 (d)           50            50
First Interstate Bancorp
                                         8.875% due              01/01/2009 (l)          162           163
First Union Corp.
                                         7.100% due              08/15/2004            3,000         2,959
                                         7.700% due              02/15/2005            4,000         4,051
                                         6.375% due              01/15/2009              500           457
Fleet Financial Group
                                         9.900% due              06/15/2001              200           206
Ford Capital BV
                                         9.500% due              06/01/2010              200           220
Ford Motor Credit Corp.
                                         6.375% due              10/06/2000            1,300         1,296
                                         6.250% due              11/08/2000              750           747
                                         7.020% due              06/07/2001            1,000           999
                                         6.710% due              07/13/2001 (d)       46,500        46,747
                                         6.210% due              08/27/2001 (d)       27,500        27,497
                                         6.249% due              09/03/2001 (d)       27,000        27,020
                                         7.000% due              09/25/2001            1,125         1,121
                                         6.160% due              10/15/2001 (d)       13,000        13,012
                                         6.240% due              11/16/2001 (d)       76,800        76,860
                                         8.240% due              01/15/2002               85            86
                                         6.165% due              01/17/2002 (d)       53,945        53,769
                                         8.200% due              02/15/2002             $500          $507
                                         6.500% due              02/28/2002            1,710         1,684
                                         6.341% due              03/19/2002 (d)       28,208        28,283
                                         6.200% due              04/29/2002 (d)       33,000        33,016
                                         6.298% due              05/23/2002           14,000        14,000
                                         6.269% due              06/04/2002 (d)        2,000         2,000
                                         6.300% due              07/16/2002 (d)       98,480        98,718
                                         6.550% due              09/10/2002            4,000         3,930
                                         6.190% due              10/15/2002 (d)       14,000        13,995
                                         7.750% due              11/15/2002            5,730         5,772
                                         6.320% due              12/16/2002 (d)       56,000        55,864
                                         6.000% due              01/14/2003            1,000           963
                                         7.500% due              01/15/2003              250           250
                                         6.218% due              02/03/2003 (d)       30,000        29,931
                                         6.224% due              02/13/2003 (d)      250,185       249,587
                                         6.199% due              02/13/2003 (d)      100,000        99,956
                                         6.330% due              03/17/2003 (d)       13,000        13,000
                                         6.125% due              04/28/2003           25,580        24,655
                                         6.625% due              06/30/2003              775           758
                                         6.370% due              11/24/2003 (d)       32,000        32,063
                                         5.750% due              02/23/2004              620           584
                                         6.310% due              05/21/2004 (d)       22,200        22,246
                                         6.309% due              06/02/2004 (d)        1,500         1,495
                                         6.700% due              07/16/2004           92,305        89,590
                                         8.250% due              02/23/2005            2,500         2,577
                                         7.500% due              03/15/2005           17,000        16,959
                                         6.228% due              04/28/2005 (d)       58,000        57,831
                                         6.125% due              01/09/2006               25            23
                                         5.800% due              01/12/2009              155           137


Fuji Bank
                                         9.870% due              12/31/2049 (d)       17,875        17,786
GATX Capital Corp.
                                         6.440% due              06/09/2000            3,000         2,998
General Electric Capital Corp.
                                         6.875% due              04/15/2000              200           200
                                         8.375% due              03/01/2001            1,415         1,432
                                         6.020% due              05/04/2001            1,000           990
                                         5.500% due              11/01/2001               50            49
                                         5.650% due              03/31/2003              125           120
                                         6.210% due              12/09/2005              400           382
                                         8.300% due              09/20/2009            1,125         1,211
General Motors Acceptance Corp.
                                         9.375% due              04/01/2000 (d)          235           235
                                         5.800% due              04/09/2001            8,340         8,239
                                         6.800% due              04/17/2001            4,800         4,790
                                         5.950% due              04/20/2001           22,150        21,904
                                         6.700% due              04/30/2001            3,000         2,988
                                         7.125% due              05/01/2001           44,395        44,355
                                         6.750% due              06/05/2001              880           876
                                         6.875% due              07/15/2001            1,000           996
                                         6.310% due              08/23/2001 (d)       48,000        48,189
                                         6.060% due              10/22/2001 (d)       25,700        25,658
                                         6.485% due              11/26/2001 (d)       19,000        19,127
                                         6.375% due              12/01/2001              265           261
                                         6.230% due              12/10/2001 (d)        2,200         2,199
                                         9.625% due              12/15/2001            5,650         5,844
                                         6.548% due              12/17/2001 (d)       13,000        13,090
                                         6.130% due              01/08/2002 (d)        3,000         3,007
                                         6.625% due              01/10/2002              500           493
                                         6.140% due              01/28/2002 (d)        3,000         3,000
                                         6.130% due              02/01/2002 (d)       36,700        36,701
                                         6.750% due              02/07/2002            1,590         1,571
                                         6.330% due              03/15/2002 (d)       10,215        10,251
                                         7.750% due              03/25/2002              125           126
                                         6.165% due              04/29/2002 (d)      221,144       221,238
                                         7.000% due              09/15/2002              250           247
                                         6.625% due              10/01/2002            5,000         4,908
                                         6.330% due              10/07/2002 (d)        1,100         1,101
                                         6.199% due              11/12/2002 (d)       10,200        10,180
                                         6.299% due              11/12/2002 (d)       19,595        19,621
                                         6.327% due              12/09/2002 (d)       64,050        64,093
                                         6.200% due              12/15/2002              500           485
                                         5.480% due              12/16/2002              150           143
                                         6.000% due              01/15/2003              990           953
                                         5.875% due              01/22/2003           30,500        29,268
                                         6.750% due              03/15/2003          $40,125       $39,384
                                         7.125% due              05/01/2003           36,000        35,648
                                         6.681% due              07/20/2003 (d)        9,956         9,947
                                         6.190% due              08/18/2003 (d)       89,940        89,459
                                         5.550% due              09/15/2003           32,000        30,201
                                         6.625% due              10/20/2003            2,000         1,951
                                         5.750% due              11/10/2003            1,000           946
                                         6.251% due              04/05/2004 (d)       35,200        35,122
                                         6.351% due              05/28/2004 (d)       73,000        73,644
                                         6.850% due              06/17/2004            1,000           975
                                         6.551% due              09/20/2004 (d)       20,137        20,119
                                         6.650% due              11/17/2005              500           480
                                         6.150% due              04/05/2007              150           139
                                         8.950% due              07/02/2009           21,483        22,321

Golden State Holdings
                                         2.281% due              01/02/2000               15           335
                                         6.750% due              08/01/2001            1,950         1,881
Goldman Sachs Group
                                         6.200% due              12/15/2000            6,500         6,468
                                         6.210% due              01/09/2001 (d)       75,000        75,150
                                         6.456% due              01/12/2001 (d)       25,000        25,103
                                         6.469% due              01/16/2001 (d)       39,000        39,112
                                         6.220% due              01/25/2001 (d)       27,400        27,426
                                         6.340% due              02/20/2001 (d)        3,000         3,008
                                         6.773% due              04/16/2001 (d)       18,000        18,008
                                         6.390% due              12/07/2001 (d)       25,000        25,060
                                         6.496% due              12/24/2001 (d)        6,000         6,014
                                         6.490% due              02/18/2002 (d)        2,300         2,312
                                         6.340% due              02/22/2002 (d)        3,500         3,504
                                         6.370% due              01/16/2003 (d)       15,000        15,079
                                         6.270% due              01/17/2003 (d)      145,000       145,089
                                         6.349% due              02/10/2004 (d)       10,000         9,806
                                         6.640% due              02/19/2004 (d)       10,000        10,147
                                         6.800% due              02/09/2009 (d)       10,000        10,463
                                         6.500% due              02/25/2009              140           130
Hansol Paper Co. Ltd.
                                         7.934% due              05/24/2001 (d)       20,000        20,200
Hartford Life, Inc.
                                         6.900% due              06/15/2004              600           586
Heller Financial, Inc.
                                         6.240% due              08/25/2000 (d)        3,000         3,002
                                         6.477% due              09/12/2000            5,000         4,989
                                         6.448% due              02/05/2001           13,000        13,017
                                         6.250% due              03/01/2001           25,000        24,774
                                         6.441% due              06/25/2001 (d)       74,550        74,718
                                         5.750% due              09/25/2001            1,400         1,367
                                         6.370% due              10/22/2001 (d)       19,200        19,250
                                         6.500% due              11/01/2001              250           247
                                         7.000% due              11/09/2001 (d)        2,500         2,522
                                         6.220% due              04/26/2002 (d)       12,000        11,979
                                         6.280% due              05/07/2002 (d)        2,000         1,997
                                         6.269% due              05/13/2002 (d)       10,000         9,980
                                         6.460% due              06/24/2002 (d)        5,100         5,095
                                         6.270% due              04/28/2003 (d)       26,000        25,971
                                         6.300% due              04/28/2003 (d)       55,750        55,524
Hertz Corp.
                                         7.000% due              07/15/2003           13,300        13,111
Hitachi Credit America
                                         6.221% due              05/15/2000           25,000        25,008
                                         6.280% due              07/07/2000 (d)       40,000        40,015
Home Savings of America
                                         6.000% due              11/01/2000           14,175        14,075
Household Bank
                                         6.341% due              09/26/2001 (d)        9,000         9,002
                                         6.228% due              10/22/2003 (d)       15,000        14,936

Household Capital Trust
                                         6.531% due              06/26/2004 (d)       13,925        13,850
Household Finance Corp.
                                         6.349% due              06/22/2001 (d)        3,000         3,007
                                         6.199% due              08/01/2001 (d)        1,500         1,500
                                         6.199% due              11/01/2001 (d)        5,000         5,000
                                         6.223% due              05/07/2002 (d)       40,850        40,868
                                         6.310% due              05/24/2002 (d)      113,800       113,762
                                         7.080% due              06/03/2002           15,000        14,893
                                         5.875% due              11/01/2002              200           193
                                         6.430% due              06/24/2003          $35,000       $34,990
                                         6.506% due              06/24/2003 (d)       31,000        30,982
                                         7.000% due              08/01/2003           20,000        19,675
                                         6.500% due              11/15/2008            2,000         1,844
Household Netherlands BV
                                         6.125% due              03/01/2003           18,100        17,282
Hyatt Equities LLC
                                         6.800% due              05/15/2000            1,040         1,039
Inter-American Development Bank
                                         5.750% due              04/15/2004           57,400        26,690
                                         8.875% due              06/01/2009              200           224
                                         7.375% due              01/15/2010            4,200         4,267
International Bank for Reconstruction & Development
                                         7.000% due              01/27/2005            1,000         1,010
International Lease Finance
                                         7.000% due              05/15/2000              500           500
                                         6.420% due              09/11/2000              500           500
                                         5.930% due              07/15/2003           14,000        13,435
J.P. Morgan & Co.
                                         6.250% due              12/15/2005              200           188
JET Equipment Trust
                                        10.000% due              06/15/2012               80            89
                                        10.690% due              11/01/2013              100           117
John Hancock
                                         7.375% due              02/15/2024              360           340
KBC Bank Fund Trust III
                                         9.860% due  11/29/2049 (d)                    5,700         6,046
KBC Bank Fund Trust IV
                                         8.220% due              11/29/2049           20,764        20,992
Key Bank NA
                                         7.550% due              09/15/2006              350           349
Kimco Realty Corp.
                                         6.500% due              10/01/2003              200           192
Korea Development Bank
                                         7.154% due              10/06/2000 (d)        5,000         5,001
                                         6.500% due              11/15/2002              440           422
                                         7.125% due              04/22/2004           19,125        18,371
                                         7.375% due              09/17/2004           15,000        14,515
                                         6.750% due              12/01/2005               55            51
                                         7.250% due              05/15/2006               50            47
                                         6.510% due              10/20/2000           11,000        10,948
                                         6.000% due              03/07/2001          350,000         3,582
                                         8.600% due              03/25/2002            5,600         5,631
Korean Export-Import Bank
                                         7.250% due              06/25/2001            2,600         2,591
                                         7.125% due              09/20/2001           10,000         9,853
                                         6.500% due              02/10/2002           12,391        12,025
                                         7.100% due              03/15/2007            1,600         1,580
LB Rheinland - PFALZ
                                         5.000% due              02/23/2028            3,400         3,229
Lehman Brothers Holdings, Inc.
                                         7.120% due              07/27/2000 (d)        8,000         7,975
                                         6.400% due              08/30/2000              200           200
                                         6.538% due              12/01/2000 (d)          500           501
                                         6.125% due              02/01/2001            2,000         1,977
                                         6.610% due              02/20/2001            1,500         1,500
                                         6.000% due              02/26/2001              700           692
                                         6.138% due              06/01/2001 (d)      101,600       101,601
                                         6.604% due              07/03/2001 (d)       10,000        10,055
                                         6.904% due              04/02/2002 (d)       64,150        64,528
                                         6.375% due              05/07/2002           26,395        25,763
                                         6.798% due              05/07/2002 (d)       42,100        42,255
                                         6.840% due              07/15/2002 (d)       43,051        43,319
                                         6.419% due              08/12/2002 (d)        6,500         6,472
                                         6.880% due              08/28/2002 (d)        6,500         6,547
                                         6.410% due              09/03/2002 (d)       14,000        13,870
                                         6.690% due              12/12/2002 (d)       57,100        57,266
                                         6.690% due              04/04/2003 (d)      123,100       124,902
                                         7.000% due              05/15/2003              150           147
                                         6.625% due              04/01/2004               65            63
                                         7.625% due              06/01/2006              350           344
                                         8.500% due              05/01/2007            1,475         1,519

LG&E Capital Corp.
                                         6.205% due              05/01/2004           $1,000          $954
                                         6.460% due              01/15/2008            3,000         2,816
Liberty Mutual Insurance
                                         8.200% due              05/04/2007           17,510        17,654
Limestone Electron Trust
                                         8.625% due              03/15/2003           71,000        71,451
Marine Midland
                                         6.313% due              12/16/2000 (d)        3,700         3,698
MBNA America Bank NA
                                         6.199% due              05/01/2000 (d)          400           400
                                         6.290% due              04/25/2002 (d)        1,000           996
                                         6.875% due              07/15/2004           46,000        44,467
MBNA Corp.
                                         6.990% due              05/24/2002            1,000           987
                                         6.600% due              09/10/2002 (d)        5,000         5,015
                                         6.505% due              12/10/2002            2,100         2,062
MCN Investment Corp.
                                         6.030% due              02/01/2001            6,850         6,766
                                         7.120% due              01/16/2004            7,500         7,144
                                         6.300% due              04/02/2011            7,500         7,392
Mellon Bank Corp.
                                         6.500% due              08/01/2005               75            72
Mellon Financial Co.
                                         6.300% due              06/01/2000              250           250
Mercury Finance Co.
                                        10.000% due              03/23/2001            2,050         1,989
Merrill Lynch & Co.
                                         6.620% due              06/06/2000              500           500
                                         6.450% due              06/20/2000              350           350
                                         6.250% due              07/25/2000              490           490
                                         6.298% due              09/25/2000 (d)        5,000         5,005
                                         6.054% due              10/03/2000 (d)        2,000         2,000
                                         6.770% due              12/05/2000 (d)       89,000        89,004
                                         6.000% due              03/01/2001            1,325         1,311
                                         6.500% due              04/01/2001              400           397
                                         6.750% due              04/30/2001            2,775         2,769
                                         6.208% due              05/08/2001 (d)       54,900        54,660
                                         6.310% due              05/30/2001 (d)        3,800         3,801
                                         6.189% due              06/04/2001 (d)       30,000        30,001
                                         6.129% due              11/01/2001 (d)       35,000        34,977
                                         6.180% due              11/09/2001 (d)       16,000        15,869
                                         6.480% due              01/11/2002 (d)        4,000         4,011
                                         6.140% due              01/15/2002 (d)       17,000        16,845
                                         8.000% due              02/01/2002              400           404
                                         6.424% due              02/01/2002 (d)       33,000        33,049
                                         7.375% due              08/17/2002              300           299
                                         8.300% due              11/01/2002              200           204
                                         6.000% due              02/12/2003              500           482
                                         6.875% due              03/01/2003              140           138
                                         6.396% due              06/24/2003 (d)       27,000        26,897
                                         6.154% due              10/01/2003 (d)        9,500         9,480
                                         5.880% due              01/15/2004              600           567
                                         6.550% due              08/01/2004              100            97
                                         7.000% due              03/15/2006            1,500         1,460
                                         6.560% due              12/16/2007               50            47
                                         7.000% due              04/27/2008              100            96
                                         6.375% due              10/15/2008           17,000        15,652

Metropolitan Life Insurance Co.
                                         6.300% due              11/01/2003            6,800         6,503
Mexico Credit Link
                                        11.384% due              02/22/2002 (d)       29,500        29,706
MFN Financial Corp.
                                         6.460% due              09/13/2001 (d)       10,300        10,279
MIC Financing Trust
                                         8.375% due              02/01/2027           36,000        33,552
Morgan Stanley, Dean Witter, Discover and Co.
                                         5.820% due              06/19/2000 (d)      152,000       150,005
                                         5.750% due              02/15/2001              400           395
                                         6.700% due              05/01/2001              600           597
                                         9.375% due              06/15/2001              300           307
                                         6.353% due              12/17/2001 (d)        5,000         5,004
                                         6.313% due              12/19/2001 (d)       19,700        19,677
                                         6.165% due              01/28/2002 (d)       35,700        35,705
                                         6.190% due              04/15/2002 (d)          300           300
                                         6.310% due              02/21/2003 (d)      $25,000       $25,029
                                         6.308% due              03/11/2003 (d)       11,500        11,465
                                         6.375% due              12/15/2003              150           145
                                         5.625% due              01/20/2004            1,100         1,035
                                         6.290% due              04/22/2004 (d)       68,500        68,438
Morgan, J.P. & Co., Inc.
                                         5.750% due              02/25/2004           22,800        21,578
                                         6.000% due              01/15/2009           34,000        30,309
Nacional Financiera
                                         8.000% due              06/19/2000            4,500         4,496
                                         9.549% due              12/01/2000 (d)       25,760        25,644
                                        22.000% due              05/20/2002           70,000         7,386
NationsBank Corp.
                                         6.750% due              02/26/2001              500           499
                                         7.000% due              09/15/2001            1,500         1,493
                                         6.300% due              06/17/2002 (d)       10,000         9,991
                                         6.125% due              07/15/2004              600           570
NCNB Corp.
                                         7.750% due              08/01/2002              896           895
Noble Affiliates, Inc.
                                         8.950% due              12/15/2004           10,500        10,336
Nordbanken
                                         7.250% due              11/12/2009           21,250        20,626
Nordstrom Credit, Inc.
                                         7.250% due              04/30/2002            1,000           995
Norwest Financial, Inc.
                                         6.375% due              07/16/2002              500           490
                                         6.250% due              11/01/2002              100            97
                                         7.000% due              01/15/2003              300           295
                                         6.000% due              02/01/2004               50            48
Okobank
                                         6.460% due              05/23/2006 (d)       10,000        10,329
Orix Credit Alliance
                                         7.640% due              09/17/2001           13,000        12,908
Osprey Trust
                                         8.310% due              01/15/2003           75,000        75,000

Paccar Financial Corp.
                                         6.740% due              09/15/2000              250           250
Pacific Mutual Life
                                         7.900% due              12/30/2023            8,000         8,261
PaineWebber
                                         6.400% due              02/18/2002 (d)        5,000         4,969
                                         6.520% due              05/20/2002 (d)        1,000           994
Parker Retirement Savings Plan
                                         6.340% due              07/15/2008              891           841
PDVSA Finance Ltd.
                                         7.400% due              08/15/2016            1,200           919
Pemex Finance Limited
                                         6.125% due              11/15/2003           25,000        24,265
Pinnacle Holdings, Inc.
                                         5.500% due              09/15/2007            3,800         3,506
PNC Bank Corp.
                                         5.863% due              06/01/2000 (d)      243,000       242,982
                                         6.224% due              01/24/2002 (d)       49,000        48,952
                                         6.066% due              08/15/2002 (d)        5,000         5,003
PNC Funding Corp.
                                         6.875% due              03/01/2003              100            99
                                         7.000% due              09/01/2004           15,000        14,797
PNC Institutional Capital Association
                                         7.950% due              12/15/2026              150           139
Popular North American, Inc.
                                         7.375% due              09/15/2001           25,000        24,854
Popular, Inc.
                                         6.715% due              06/06/2000            6,000         5,997
                                         6.550% due              10/10/2000            2,485         2,476
                                         6.540% due              11/06/2001           18,705        18,380
                                         6.625% due              01/15/2004           19,500        18,677
Prime Property Funding II
                                         7.000% due              08/15/2004              110           105
Prudential Funding Corp.
                                         6.620% due              08/01/2000 (d)        2,000         1,993
                                         6.240% due              10/02/2000 (d)       20,000        20,032
                                         6.375% due              07/23/2006           55,000        51,468
                                         6.625% due              04/01/2009           17,000        15,287
PSE&G Capital Corp.
                                         6.740% due              10/23/2001           $1,400        $1,392
Racers
                                         6.340% due              03/03/2003 (d)      282,400       282,400
Reliance Group Holdings
                                         9.000% due              11/15/2000           19,000        17,813
                                         9.750% due              11/15/2003           10,000         7,200
Reliant Energy Financial Co.
                                         7.150% due              12/10/2001 (d)       51,000        50,951
Residential Reinsurance
                                         9.761% due              06/01/2000 (d)       11,500        11,417
Royal Bank of Scotland plc
                                         6.400% due              04/01/2009           15,000        13,707
                                         8.817% due              03/31/2049           38,600        39,397
                                         6.770% due              12/31/2049          113,800       109,943
                                         9.118% due              12/31/2049           65,500        67,552
Safeco Corp.
                                         7.260% due              08/12/2002              500           501
Sakura Capital Funding
                                         7.320% due              08/29/2049           20,000        18,939
                                         7.020% due              09/29/2049 (d)      100,000        96,390
Salomon, Inc.
                                         6.650% due              07/15/2001              600           596
                                         7.000% due              03/04/2002           18,850        18,736
                                         6.470% due              05/16/2002 (d)       23,000        22,987

Salomon, Smith Barney Holdings
                                         5.980% due              03/26/2001              250           248
                                         3.650% due              02/14/2002 (d)(h)    29,036        28,528
                                         6.240% due              04/15/2002 (d)       35,090        35,054
                                         6.279% due              05/14/2002 (d)       26,715        26,675
                                         6.320% due              07/23/2002 (d)       53,400        53,339
                                         6.125% due              01/15/2003              290           280
                                         6.320% due              02/11/2003 (d)       44,200        44,205
Sanwa Business Credit
                                         6.540% due              06/20/2000            1,000         1,000
Sanwa Finance Aruba AEC
                                         8.350% due              07/15/2009           69,740        69,504
Sears Roebuck Acceptance
                                         6.204% due              06/27/2000 (d)        5,000         5,001
                                         6.800% due              05/07/2001              500           496
                                         6.790% due              05/21/2001              500           498
                                         7.110% due              06/19/2001            1,000           995
                                         9.400% due              08/02/2001              250           257
                                         6.860% due              08/06/2001              400           397
                                         6.710% due              08/13/2001               80            79
                                         6.360% due              12/04/2001              290           284
                                         6.120% due              12/13/2001              260           255
                                         8.390% due              02/14/2002              240           243
                                         6.950% due              05/15/2002              300           296
                                         6.000% due              03/20/2003          149,750       143,579
                                         7.260% due              04/21/2003            3,000         2,967
                                         7.140% due              05/02/2003            5,000         4,928
                                         6.560% due              11/20/2003            1,178         1,138
                                         6.250% due              01/15/2004              300           286
                                         6.750% due              09/15/2005              785           748
                                         6.700% due              11/15/2006              500           471
Security Pacific Corp.
                                         6.000% due              05/01/2000              600           600
                                        11.500% due              11/15/2000            4,000         4,107
Seismic Ltd.
                                         0.000% due              01/01/2002 (d)       32,500        32,500
Simon Property Group, Inc.
                                         9.000% due              03/15/2002            2,000         2,018
Skandinaviska Enskilda
                                         7.500% due              03/29/2049              650           580
Socgen Real Estate LLC
                                         7.640% due              12/29/2049            3,000         2,797
Societe Generale
                                         7.400% due              06/01/2006            1,500         1,476
Sovereign Bancorp
                                         6.625% due              03/15/2001           13,500        13,186
Spieker Properties
                                         6.800% due              12/15/2001            5,500         5,385
                                         6.800% due              05/01/2004            1,000           948
Steers
                                         9.848% due              08/07/2002 (d)       20,000        20,018
Sumitomo Bank International Finance NV
                                         8.500% due              06/15/2009            3,100         3,150
Sumitomo Bank Treasury Co.
                                         9.400% due              12/29/2049 (d)       33,750        33,786
Sun Life of Canada (U.S.)
                                         8.526% due              05/29/2049              250           233
Telewest Credit Links
                                         7.500% due              04/16/2004           30,000        28,473

Textron Financial Corp.
                                         6.460% due              05/28/2002 (d)       41,900        41,799
Tokai Capital Corp.
                                         9.980% due              12/29/2049 (d)      $13,050       $13,171
Toyota Motor Credit Corp.
                                         5.707% due              02/15/2002           40,000        38,961
Transamerica Finance Corp.
                                         6.423% due              09/17/2001 (d)       20,000        19,998
                                         6.125% due              11/01/2001           24,000        23,495
                                         6.394% due              12/14/2001 (d)       39,700        39,677
                                         7.250% due              08/15/2002           79,000        78,620
                                         7.500% due              03/15/2004              270           267
                                         6.750% due              11/15/2006              650           607
Travelers Group, Inc.
                                         7.200% due              02/01/2004           38,480        38,145
U.S. Bancorp
                                         6.134% due              01/16/2002 (d)       49,000        48,997
                                         6.279% due              02/03/2003 (d)       18,100        18,097
U.S. West Capital Funding, Inc.
                                         6.875% due              08/15/2001              400           397
Wachovia Corp.
                                         6.805% due              05/02/2005 (d)       49,600        49,600
Washington Mutual, Inc.
                                         6.375% due              07/01/2000            3,000         2,994
                                         8.206% due              02/01/2027              150           141
                                         8.375% due              06/01/2027              235           226
Wells Fargo & Co.
                                         5.625% due              02/05/2001              400           395
                                         8.750% due              05/01/2002              100           103
                                         6.625% due              07/15/2004           47,100        46,021
                                         6.780% due              05/02/2005 (d)       67,700        67,700
Westdeutsche Landesbank
                                         6.750% due              06/15/2005            4,000         3,880
                                         6.050% due              01/15/2009           62,500        55,933
                                                                                             --------------
                                                                                                 9,975,463
                                                                                             --------------
Industrials 9.2%
Ahold Finance USA, Inc.
                                         6.875% due              05/01/2029              115            99
Akzo Nobel, Inc.
                                         6.000% due              11/15/2003           32,000        30,255
Albertson's, Inc.
                                         6.375% due              06/01/2000              150           150
Alcan Aluminum Ltd.
                                         5.875% due              04/01/2000              250           251
Allied Waste North America, Inc.
                                         7.375% due              01/01/2004           18,925        16,276
Amerco, Inc.
                                         7.135% due              10/15/2002           15,000        14,367
America West Airlines
                                         6.870% due              07/02/2018            1,956         1,824
American Airlines
                                        10.610% due              03/04/2011            1,895         2,175
Amerigas Partners LP
                                        10.125% due              04/15/2007            1,730         1,765

AMR Corp.
                                        10.610% due              01/11/2001            4,000         4,084
                                        10.570% due              01/15/2001            3,000         3,072
                                        10.590% due              01/31/2001            3,000         3,076
                                        10.000% due              02/01/2001            2,000         2,033
                                         9.400% due              05/08/2001            3,000         3,049
                                         9.500% due              05/15/2001            3,480         3,536
                                         9.130% due              10/25/2001            2,000         2,039
                                         8.470% due              02/20/2002            2,000         2,019
                                         8.500% due              02/26/2002            1,000         1,010
                                        10.210% due              01/01/2010            6,500         7,234
Arrow Electronics, Inc.
                                         6.860% due              11/24/2000 (d)        9,200         9,197
AT&T Canada, Inc.
                                         7.650% due              09/15/2006              140           140
                                        10.750% due              11/01/2007            1,000           857
AT&T Corp.
                                         8.650% due              09/15/2004              625           655
Atlas Air, Inc.
                                         9.820% due              04/04/2003 (d)        3,000         3,000
                                         8.820% due              04/04/2003 (d)       20,000        20,000
Aventis SA
                                         8.620% due              01/05/2021              250           264
Baxter International, Inc.
                                         9.500% due              06/15/2008             $200          $227
Bayer Corp.
                                         6.500% due              10/01/2002              250           246
Bellat Racers
                                         6.209% due              04/01/2003           20,000        19,956
Bellsouth Telecommunication
                                         6.000% due              06/15/2002           10,000         9,755
BOC Group PLC
                                         5.875% due              01/29/2001              250           248
Boeing Co.
                                         8.375% due              02/15/2001              900           909
                                         6.350% due              06/15/2003              750           724
Boise Cascade Co.
                                         7.150% due              05/15/2001           10,000         9,924
BP Amoco PLC
                                         6.250% due              10/15/2004            1,000           975
Browning-Ferris Industries, Inc.
                                         6.100% due              01/15/2003            6,000         5,414
Cabot Corp.
                                         7.280% due              10/21/2027            5,160         4,819
Campbell Soup Co.
                                         4.750% due              10/01/2003              500           465
Case Credit Corp.
                                         6.318% due              05/05/2000 (d)       13,000        13,002
Cemex SA
                                        10.750% due              07/15/2000            6,250         6,310
                                         8.500% due              08/31/2000           10,000        10,039
                                         9.250% due              06/17/2002           48,500        49,349
Centerior Fuel Corp.
                                         9.750% due              08/02/2000 (l)        8,000         8,120
Century Communications Corp.
                                         9.500% due              08/15/2000            6,250         6,266
                                         0.000% due              03/15/2003           10,515         7,729
CF Cable TV, Inc.
                                         9.125% due              07/15/2007            1,600         1,699
Champion International Corp.
                                         9.700% due              05/01/2001            4,000         4,079
Chancellor AMFM, Inc.
                                         8.000% due              11/01/2008            5,000         4,956
Circus Circus Enterprises
                                         6.750% due              07/15/2003            4,500         4,028
Coastal Corp.
                                        10.375% due              10/01/2000            8,500         8,623
                                         6.569% due              03/06/2002 (d)      153,550       153,550

Coca-Cola Co.
                                         6.375% due              08/01/2001              200           198
                                         7.875% due              02/01/2002              600           606
                                         6.000% due              07/15/2003              250           240
Colgate-Palmolive Co.
                                         6.000% due              08/15/2003               45            44
Coltec Industries, Inc.
                                         7.500% due              04/15/2008            2,200         2,148
Columbia/HCA Healthcare
                                         8.020% due              08/05/2002            9,000         8,715
                                         8.130% due              08/04/2003            7,300         7,048
                                         6.630% due              07/15/2045           10,000         9,509
Comcast Corp.
                                         9.375% due              05/15/2005           34,995        36,682
                                         8.375% due              05/01/2007              145           148
Conagra, Inc.
                                         6.340% due              06/12/2000 (d)       83,300        83,266
Conexant Systems, Inc.
                                         4.000% due              01/02/2007              800           732
Conoco, Inc.
                                         6.350% due              04/15/2009            1,900         1,773
Continental Airlines
                                         9.500% due              12/15/2001              385           387
                                         6.954% due              02/02/2011           25,113        24,082
                                         6.900% due              01/02/2018              666           633
Cox Communications, Inc.
                                         6.500% due              11/15/2002              200           195
Cox Enterprises, Inc.
                                         8.000% due              02/15/2007            5,000         4,976
Credit Lyon Capital
                                         2.375% due              01/02/2000           $1,300       $31,200
CSX Corp.
                                         6.430% due              06/15/2000 (d)       30,500        30,485
                                         9.500% due              08/01/2000            3,385         3,405
DaimlerChrysler Holdings
                                         6.160% due              01/18/2002           18,900        18,902
                                         6.380% due              08/23/2002 (d)        6,410         6,431
Dayton Hudson Corp.
                                        10.000% due              12/01/2000            1,000         1,017
Delphi Auto Systems Corp.
                                         6.125% due              05/01/2004           20,000        18,730
Delta Air Lines, Inc.
                                         9.875% due              05/15/2000            9,275         9,298
                                         6.650% due              03/15/2004           13,500        12,770
                                        10.430% due              01/02/2011              850           962
                                        10.140% due              08/14/2012            1,000         1,131
                                         9.200% due              09/23/2014            6,000         6,009
                                        10.500% due              04/30/2016            3,000         3,574
Diamond Cable Communication Co.
                                         0.000% due              12/15/2005 (d)(k)     3,500         3,290
Disney (Walt) Co.
                                         6.375% due              03/30/2001            1,100         1,093
                                         6.750% due              03/30/2006              100            98
DTE Capital Corp.
                                         8.350% due              11/15/2038 (d)       52,750        50,790
E.I. Du Pont de Nemours
                                         9.150% due              04/15/2000              100           100
Eastman Chemical Co.
                                         6.375% due              01/15/2004            5,750         5,458
Electric Lightwave, Inc.
                                         6.050% due              05/15/2004           15,700        14,960
Eli Lilly & Co.
                                         8.125% due              12/01/2001              500           507
Embotelladora Arica S.A.
                                         9.875% due              03/15/2006            8,500         8,764

Enron Corp.
                                         6.400% due              07/15/2006              150           139
Federal Express Corp.
                                         6.845% due              01/15/2019              834           795
Ford Motor Co.
                                         9.000% due              09/15/2001              880           900
                                         6.625% due              10/01/2028          115,800       102,135
                                         7.450% due              07/16/2031           10,000         9,716
Fortune Brands
                                         8.500% due              10/01/2003              500           520
Fred Meyer, Inc.
                                         7.150% due              03/01/2003           11,000        10,763
                                         7.375% due              03/01/2005           38,100        37,190
                                         7.450% due              03/01/2008              300           291
General Motors Acceptance Corp.
                                         6.250% due              05/01/2005              300           284
                                         7.100% due              03/15/2006              250           246
Gillette Co.
                                         6.250% due              08/15/2003              750           734
                                         5.750% due              10/15/2005            1,500         1,417
Global Crossing Holding Ltd.
                                         9.625% due              05/15/2008           15,000        14,550
Gold Eagle
                                        11.453% due              04/16/2001           43,300        43,248
Gulf Canada Resources
                                         9.250% due              01/15/2004            7,250         7,329
                                         9.625% due              07/01/2005            2,000         2,005
H.J. Heinz Co.
                                         7.500% due              04/26/2000              150           150
Hanson Overseas BV
                                         6.750% due              09/15/2005              225           216
Harrahs Operating Co., Inc.
                                         7.875% due              12/15/2005            5,000         4,650
Hollinger International Publishing
                                         9.250% due              02/01/2006            3,000         2,820
Houghton Mifflin Co.
                                         5.990% due              12/03/2001            3,000         2,918
Hyder PLC
                                         6.500% due              12/15/2008           10,000         8,774
IBM Corp.
                                         7.250% due              11/01/2002             $450          $452
                                         6.450% due              08/01/2007              500           479
ICI Wilmington
                                         6.750% due              09/15/2002           10,000         9,800
IMEXSA Export Trust
                                        10.125% due              05/31/2003              529           516
Imperial Tobacco
                                         7.125% due              04/01/2009           21,000        18,922
Inco Ltd.
                                         9.875% due              06/15/2019            5,000         5,195
Ingersoll-Rand Co.
                                         6.255% due              02/15/2001              295           293
International Game Technology
                                         7.875% due              05/15/2004           24,500        22,969
International Paper Co.
                                         6.875% due              07/10/2000            4,260         4,251
                                         9.050% due              02/08/2001              100           101
ISP Holdings, Inc.
                                         9.750% due              02/15/2002            6,250         5,953
                                         9.000% due              10/15/2003            5,000         4,500

J Seagram & Sons
                                         6.526% due              04/10/2000 (d)       94,000        92,590
                                         6.250% due              12/15/2001           51,000        49,774
K Mart Corp.
                                         8.190% due              11/24/2003            5,000         4,846
K N Energy, Inc.
                                         6.450% due              03/01/2003              240           232
Kellogg
                                         5.750% due              02/02/2001           86,925        85,902
K-III Communications Co.
                                         8.500% due              02/01/2006            4,000         3,820
KPNQWest BV
                                         8.125% due              06/01/2009            5,000         4,825
Kroger Co.
                                         6.000% due              07/01/2000           14,000        13,945
                                         7.063% due              10/01/2010 (d)       54,000        53,992
Lattice Semiconductor Co.
                                         4.750% due              11/01/2006              750         1,376
Lear Corp.
                                         7.960% due              05/15/2005               90            84
Lenfest Communications
                                         8.375% due              11/01/2005            5,000         5,209
Limited, Inc.
                                         7.800% due              05/15/2002              500           502
Lockheed Martin Corp.
                                         6.850% due              05/15/2001            7,000         6,910
Loyola University of Chicago
                                         6.030% due              06/15/2000 (d)       16,100        16,017
Lucent Technologies
                                         7.250% due              07/15/2006              150           150
Mallinckrodt, Inc.
                                         6.300% due              03/15/2001 (d)       12,375        12,196
Marlin Water Trust
                                         7.090% due              12/15/2001           20,241        19,935
Mazda Manufacturing Corp.
                                        10.500% due              07/01/2008 (l)        1,980         2,334
McDonald's Corp.
                                         6.500% due              08/01/2007              250           242
McLeodUSA, Inc.
                                         0.000% due              03/01/2007 (k)        5,000         3,938
                                         8.125% due              02/15/2009            1,200         1,062
Mobil Corp.
                                         8.375% due              02/12/2001              340           344
Monsanto Co
                                         6.000% due              12/01/2005              250           231
Motorola, Inc.
                                         7.600% due              01/01/2007              200           204
Nabisco, Inc.
                                         6.000% due              02/15/2001 (d)       11,240        11,080
                                         6.800% due              09/01/2001            3,000         2,964
                                         6.700% due              06/15/2002            9,000         8,783
                                         6.125% due              02/01/2033           15,000        14,327
Nabors Industries, Inc.
                                         6.800% due              04/15/2004            9,250         8,975
New York Times Co.
                                         7.625% due              03/15/2005           $1,000        $1,020
News America Holdings Corp.
                                         7.450% due              06/01/2000            3,000         2,999
                                         8.625% due              02/01/2003              750           767
Nike, Inc.
                                         6.510% due              06/16/2000            1,000         1,000

Nisource Capital Markets
                                         7.290% due              09/28/2000           59,000        58,982
Norfolk Southern Corp.
                                         6.700% due              05/01/2000            7,165         7,161
                                         7.875% due              02/15/2004               50            50
Northwest Airlines, Inc.
                                         8.970% due              01/02/2015            1,644         1,665
Occidental Petroleum
                                         6.704% due              04/03/2000           34,300        34,321
                                         6.400% due              04/01/2003            7,710         7,350
Owens Corning
                                         7.000% due              05/15/2000              200           200
Owens-Illinois, Inc.
                                         7.850% due              05/15/2004            2,600         2,499
                                         7.150% due              05/15/2005           10,000         9,244
Packaging Corp. of America
                                         9.625% due              04/01/2009            2,500         2,475
Pepsico, Inc.
                                         5.750% due              01/15/2008              500           458
Petroleos Mexicanos
                                         8.402% due              07/15/2005 (d)      118,650       117,167
                                         8.850% due              09/15/2007            1,800         1,751
                                         9.375% due              12/02/2008           36,650        37,658
Philip Morris Cos., Inc.
                                         9.000% due              01/01/2001              300           303
                                         8.750% due              06/01/2001            5,515         5,514
                                         7.250% due              09/15/2001               70            69
                                         7.500% due              01/15/2002               50            49
                                         6.800% due              12/01/2003           48,345        45,465
                                         7.000% due              07/15/2005            1,125         1,039
                                         7.200% due              02/01/2007           34,000        31,134
Phillips Petroleum Co.
                                         6.375% due              03/30/2009           31,000        27,895
Pr-b Interest Owners Tr Nt (ene)
                                         7.535% due              06/30/2000 (d)(l)    29,419        29,384
Procter & Gamble Co.
                                         5.250% due              09/15/2003           35,600        33,509
Qwest Communications International, Inc.
                                         0.000% due              10/15/2007 (k)        2,500         2,038
Racers
                                         8.090% due              04/28/2003 (d)       30,000        30,000
Racers Bellat
                                         6.160% due              09/15/2005 (d)       15,000        14,967
Raytheon Co.
                                         6.300% due              08/15/2000           32,000        31,869
Reliant Energy, Inc.
                                         8.930% due              05/14/2001            5,300         5,389
                                         8.920% due              05/15/2001            6,500         6,609
                                         6.375% due              11/01/2003           14,000        13,478
Residential Reinsurance
                                         9.163% due              06/01/2000 (d)        1,800         1,771
Reynolds & Reynolds
                                         6.120% due              03/02/2001            4,000         3,946
Rochester Telecom
                                         8.950% due              08/07/2001            3,000         3,073
Rogers Cablesystems, Inc.
                                        10.000% due              12/01/2007            5,000         5,238
Rogers Cantel Mobile Communications, Inc.
                                         9.375% due              06/01/2008            2,750         2,798
Safeco
                                         9.630% due              05/31/2000 (l)        6,500         6,544
                                         9.590% due              05/31/2001 (l)        3,000         3,085

Safeway, Inc.
                                         5.750% due              11/15/2000              150           149
                                         7.000% due              09/15/2002              625           617
                                         6.850% due              09/15/2004              250           243
Sara Lee Corp.
                                         6.300% due              11/07/2005              500           476
Scotia Pacific Co. LLC
                                         7.710% due              01/20/2014             $305          $254
Semtech Corp.
                                         4.500% due              02/01/2007            4,500         4,269
Smithfield Foods
                                         7.625% due              02/15/2008            2,000         1,740
Smithkline Beecham
                                         7.375% due              04/15/2005              150           151
Stone Container Corp.
                                        10.750% due              10/01/2002            2,500         2,534
Swiss Life Financial Ltd.
                                         2.000% due              05/20/2005            3,000         2,953
TCI Communications, Inc.
                                         6.855% due              09/11/2000 (d)       63,500        63,428
                                         6.900% due              12/20/2000 (d)       10,000        10,006
                                         6.750% due              03/12/2001 (d)       14,700        14,820
                                         6.375% due              05/01/2003            3,280         3,194
Telecommunications, Inc.
                                         8.250% due              01/15/2003           43,125        44,401
Telewest Communications PLC
                                         9.625% due              10/01/2006            5,000         4,850
Tenet Healthcare Corp.
                                         7.875% due              01/15/2003            5,000         4,813
                                         8.625% due              12/01/2003            1,200         1,176
                                         8.000% due              01/15/2005            2,000         1,900
                                         7.625% due              06/01/2008           12,000        10,740
Texaco Capital
                                         8.500% due              02/15/2003              700           720
                                         6.000% due              06/15/2005              400           376
Textron, Inc.
                                         6.750% due              09/15/2002              225           221
Time Warner, Inc.
                                         6.100% due              12/30/2001           39,775        38,891
                                         7.975% due              08/15/2004           59,770        60,938
                                         7.250% due              09/01/2008              125           122
Times Mirror Co.
                                         6.650% due              10/15/2001              300           297
TRW, Inc.
                                         6.601% due              06/28/2000 (d)       30,200        30,195
                                         6.450% due              06/15/2001           20,000        19,669
Tyco International Group SA
                                         6.819% due              03/05/2001 (d)       15,000        14,992
Union Pacific Corp.
                                         6.354% due              05/22/2000 (d)       60,000        59,886
                                         7.875% due              02/15/2002            8,000         8,025
                                         6.930% due              06/01/2003            1,000           983
                                         6.000% due              09/01/2003            8,000         7,569
                                         6.120% due              02/01/2004              250           237
United Air Lines
                                         9.000% due              12/15/2003            1,000         1,011
                                        10.670% due              05/01/2004            2,050         2,204
US Airways
                                         6.850% due              01/30/2018              147           134
USA Waste Services, Inc.
                                         6.125% due              07/15/2001           23,500        22,466
UST, Inc.
                                         7.250% due              06/01/2009           25,000        24,067

USX Corp.
                                         9.800% due              07/01/2001             $300          $307
Viacom, Inc.
                                         5.875% due              07/15/2000            6,200         6,176
Wal-Mart Stores, Inc.
                                         9.100% due              07/15/2000              250           251
                                         8.625% due              04/01/2001            2,450         2,487
                                         6.150% due              08/10/2001              450           445
                                         6.750% due              05/24/2002              170           169
                                         6.875% due              08/10/2009              900           878
Walt Disney Co.
                                         5.125% due              12/15/2003              500           466
Waste Management, Inc.
                                         6.375% due              12/01/2003              200           180
                                         6.500% due              05/14/2004           89,000        79,617
Westpoint Stevens, Inc.
                                         7.875% due              06/15/2005            8,000         7,026
Westvaco Corp.
                                         9.650% due              03/01/2002              150           156
Whitman Corp.
                                         6.250% due              05/01/2000           15,800        15,800
Williams Communications Group, Inc.
                                         6.540% due              11/15/2001            8,800         8,800
WMX Technologies
                                         6.700% due              05/01/2001           10,000         9,684
                                         7.000% due              10/15/2006              500           435
Wr-b Interest Owners Tr Nt (ene)
                                         7.410% due              06/30/2000 (d)(l)    25,802        25,771
Xerox Corp.
                                         5.875% due              06/01/2000           22,500        22,459
                                         6.500% due              06/29/2000              280           280
                                         5.750% due              07/21/2000              500           499
                                         5.400% due              09/11/2000              400           398
                                         7.410% due              05/15/2001            1,000         1,004
Yorkshire Power
                                         6.154% due              02/25/2003           17,000        16,208
                                                                                             --------------
                                                                                             --------------
                                                                                                 2,883,351
                                                                                             --------------
Utilities 6.5%
AEP Resources, Inc.
                                         6.500% due              12/01/2003           20,000        19,056
Alabama Power Co.
                                         5.350% due              11/15/2003            1,600         1,501
Arizona Public Service
                                         5.750% due              09/15/2000              250           248
                                         6.490% due              06/30/2001           13,757        13,692
Ashland, Inc.
                                         8.450% due              12/05/2001            3,000         3,056
AT&T Corp.
                                         5.125% due              04/01/2001              600           589
                                         7.350% due              08/27/2001            7,200         7,219
                                         7.125% due              01/15/2002              275           274
                                         7.000% due              05/15/2005              200           197
                                         6.000% due              03/15/2009               50            45
                                         6.500% due              03/15/2029              170           147
Baltimore Gas & Electric
                                         6.125% due              07/01/2003              150           144
Beaver Valley Funding Corp.
                                         8.250% due              06/01/2003              596           592
                                         8.625% due              06/01/2007            5,000         5,004
                                         9.000% due              06/01/2017              235           240
BellSouth Telecommunications, Inc.
                                         7.500% due              06/15/2033              185           172

Calpine Corp.
                                         9.250% due              02/01/2004            4,150         4,181
                                         7.625% due              04/15/2006            7,000         6,620
                                         7.875% due              04/01/2008            2,500         2,353
Central Maine Power Co.
                                         6.500% due              06/14/2000            5,500         5,489
Central Power & Light Co.
                                         6.710% due              11/23/2001 (d)       18,100        18,105
Chesapeake & Potomac Telephone
                                         5.625% due              03/01/2007              500           445
                                         8.000% due              10/15/2029            1,125         1,180
Cleveland Electric Illuminating Co.
                                         9.500% due              05/15/2005           13,000        13,203
CMS Energy
                                         7.375% due              11/15/2000          $76,695       $75,972
                                         8.125% due              05/15/2002           18,725        18,462
                                         8.375% due              07/01/2003           15,000        14,514
                                         7.000% due              01/15/2005           30,000        27,416
Commonwealth Edison
                                         6.210% due              06/15/2002 (d)        1,000           999
                                         6.625% due              07/15/2003            1,000           973
                                         9.875% due              06/15/2020           11,700        12,869
Connecticut Light & Power Co.
                                         5.750% due              07/01/2000            1,590         1,585
                                         7.875% due              06/01/2001              100           100
                                         7.750% due              06/01/2002            5,000         4,990
                                         8.590% due              06/05/2003           27,000        26,127
Consolidated Edison
                                         6.250% due              12/15/2001 (d)       10,000        10,009
                                         6.625% due              02/01/2002              100            99
Consolidated Natural Gas
                                         7.250% due              10/01/2004           43,750        43,111
Cox Enterprises, Inc.
                                         6.625% due              06/14/2002            5,250         5,116
Duke Energy Corp.
                                         7.000% due              06/01/2000              700           700
                                         5.875% due              06/01/2001              250           246
                                         6.750% due              08/01/2025               25            22
Duqestne Light Co.
                                         6.100% due              05/10/2000            1,000         1,000
Dynegy, Inc.
                                         7.500% due              06/15/2009           12,000        11,764
East Coast Power LLC
                                         6.737% due              03/31/2008           17,981        16,950
El Paso Electric Co.
                                         9.400% due              05/01/2011            7,455         7,907
Enron Corp.
                                         7.660% due              01/14/2002            5,000         5,025
Entergy Mississippi, Inc.
                                         6.699% due              05/03/2004 (d)       31,000        30,881
Flag Ltd.
                                         8.250% due              01/30/2008            1,200         1,068
GTE Corp.
                                         5.500% due              01/15/2009              100            87
                                         7.510% due              04/01/2009              175           174
Hughes Electric
                                         7.451% due              10/23/2000           10,000         9,991
Indiana Bell Telephone Co., Inc.
                                         5.500% due              04/01/2007              500           446
Indiana Michigan Power
                                         6.530% due              11/22/2000 (d)        2,500         2,506

Indianapolis Power & Light
                                         7.375% due              08/01/2007              225           224
Kansai Electric Power Co.
                                         7.250% due              09/25/2006            2,000         1,973
Kentucky Power Co.
                                         6.569% due              11/02/2000 (d)        7,300         7,300
Kerr-McGee Corp.
                                        10.000% due              04/01/2001            9,663         9,881
                                         6.414% due              08/01/2001 (d)       22,100        22,101
                                         6.703% due              11/01/2001           80,500        80,170
Korea Electric Power
                                         7.000% due              10/01/2002              180           174
                                         3.882% due              10/31/2002 (d)       18,900         8,896
                                         6.375% due              12/01/2003              220           206
Louisiana Power & Light Co.
                                         7.740% due              07/01/2002              599           596
MCI Worldcom, Inc.
                                         6.270% due              08/17/2000 (d)       20,000        20,003
                                         6.125% due              08/15/2001            1,330         1,314
                                         6.125% due              04/15/2002            1,250         1,219
                                         8.875% due              01/15/2006           24,529        25,560
Montana Power Co.
                                         6.293% due              04/06/2001 (d)       15,000        15,003
National Power Corp.
                                         9.625% due              05/15/2028           16,000        13,443
National Rural Utilities Cooperative
                                         6.250% due              04/15/2003           50,000        48,189
New Century Energies, Inc.
                                         5.860% due              05/30/2000          $24,400       $24,350
New England Telephone & Telegraph Co.
                                         6.375% due              09/01/2008            1,350         1,262
New Jersey Bell Telephone
                                         4.875% due              11/01/2000              800           790
New York Telephone Co.
                                         6.250% due              02/15/2004              150           144
                                         6.000% due              04/15/2008               45            41
                                         6.125% due              01/15/2010               80            72
Niagara Mohawk Power
                                         7.000% due              10/01/2000           60,235        60,122
                                         7.125% due              07/01/2001           20,604        20,323
                                         7.250% due              10/01/2002           24,783        24,481
                                         7.375% due              07/01/2003           39,162        38,189
                                         7.375% due              08/01/2003            1,645         1,642
North Atlantic Energy
                                         9.050% due              06/01/2002            5,995         5,940
Northern Illinois Gas Co.
                                         6.450% due              08/01/2001            1,450         1,437
Northern Telecom Ltd.
                                         8.750% due              06/12/2001              300           305
NRG Energy, Inc.
                                         8.000% due              11/01/2003            6,000         5,956
Nynex Corp.
                                         9.550% due              05/01/2010            6,516         6,990
Ohio Bell Telephone Co.
                                         5.375% due              03/01/2007              950           839
Ohio Power Co.
                                         7.000% due              07/01/2004           24,000        23,213
Oxymar
                                         7.500% due              02/15/2016              100            73
Pacific Gas & Electric Co.
                                         6.750% due              12/01/2000            3,049         3,049

Pacific Northwest Bell
                                         4.375% due              09/01/2002               50            47
Pennsylvania Power & Light
                                         6.000% due              06/01/2000              500           499
Philadelphia Electric
                                         5.625% due              11/01/2001           22,350        21,781
Philippine Long Distance Telephone Co.
                                         7.850% due              03/06/2007            5,000         4,326
                                        10.500% due              04/15/2009            6,000         5,914
PP&L, Inc.
                                         6.125% due              05/01/2001 (d)       16,102        15,949
                                         6.550% due              03/01/2006              500           475
PSEG Energy Holdings
                                         9.125% due              02/10/2004              120           120
Public Service Co. of Colorado
                                         6.000% due              04/15/2003              750           721
Public Service Electric & Gas
                                         6.500% due              06/01/2000              500           500
                                         7.250% due              04/01/2001 (d)        3,191         3,187
                                         6.125% due              08/01/2002            1,000           976
                                         6.250% due              01/01/2007            1,500         1,401
Public Service Enterprise Group, Inc.
                                         6.710% due              11/22/2000 (d)       11,000        11,013
                                         6.350% due              06/15/2001 (d)      156,200       156,290
Queststar Pipeline
                                         9.375% due              06/01/2021              200           219
RAS LAFFAN Liquid Natural Gas
                                         8.294% due              03/15/2014              145           141
Reliant Energy, Inc.
                                         8.750% due              03/01/2022           10,000        10,224
Scana Corp.
                                         6.590% due              02/08/2002 (d)        3,100         3,100
Sierra Pacific Power Co.
                                         6.900% due              10/13/2000           29,000        28,998
Sierra Pacific Resources
                                         7.060% due              05/01/2000            6,000         5,999
                                         6.830% due              10/06/2000 (d)       35,000        34,990
                                         6.200% due              04/15/2004           20,000        18,906
SK Telecom Co. Ltd.
                                         7.750% due              04/29/2004            5,000         4,883
Southern Energy
                                         7.900% due              07/15/2009             $175          $173
Sprint Capital Corp.
                                         6.386% due              11/15/2001 (d)      100,000       100,079
                                         6.500% due              11/15/2001              370           365
                                         8.125% due              07/15/2002           10,378        10,513
                                         5.875% due              05/01/2004           43,500        41,203
System Energy Resources
                                         7.380% due              10/01/2000            5,000         4,997
                                         7.710% due              08/01/2001           14,850        14,845
Teco Energy, Inc.
                                         5.540% due              09/15/2001           44,630        43,652
Telekomunikacja Polska SA
                                         7.125% due              12/10/2003           12,200        11,704
                                         7.750% due              12/10/2008           13,600        13,202
Tennessee Valley Authority
                                         3.375% due              01/15/2007 (h)       10,647         9,897
                                         0.000% due              04/15/2042 (k)          855           319
Texas Utilities Co.
                                         6.310% due              04/24/2000 (d)       65,100        65,094
                                         6.791% due              06/25/2001          130,200       130,085
                                         6.370% due              08/16/2001            1,000           985
                                         7.105% due              09/24/2001          208,800       209,907
                                         5.940% due              10/15/2001            3,000         2,941
                                         6.500% due              08/16/2002            1,000           987

Texas-New Mexico Power
                                        10.750% due              09/15/2003           11,450        11,589
Toledo Edison Co.
                                         8.180% due              07/30/2002            1,400         1,415
                                         8.700% due              09/01/2002           14,500        14,569
                                         7.850% due              03/31/2003            7,000         7,017
                                         7.875% due              08/01/2004              500           495
Tucson Electric Power
                                         8.500% due              10/01/2009              454           463
TXU Eastern Funding
                                         6.150% due              05/15/2002           53,800        52,321
                                         6.450% due              05/15/2005            8,045         7,486
U.S. West Communications, Inc.
                                         5.650% due              11/01/2004            9,000         8,385
                                         6.625% due              09/15/2005              400           385
                                         6.125% due              11/15/2005              400           376
Union Electric Co.
                                         8.000% due              12/15/2022            1,000         1,027
United Telecom, Inc.
                                         9.500% due              06/06/2001              150           154
Western Massachusetts Electric
                                         7.375% due              07/01/2001            7,000         6,967
Western Resources, Inc.
                                         6.250% due              08/15/2003           13,500        11,621
Wilmington Trust Co. - Tucson Electric
                                        10.732% due              01/01/2013 (l)          991         1,024
WorldCom, Inc.
                                         6.400% due              08/15/2005            1,625         1,553
YPF Sociedad Anonima
                                         7.250% due              03/15/2003           16,475        16,044
                                                                                             --------------
                                                                                                 2,044,829
                                                                                             --------------
Total Corporate Bonds & Notes                                                                   14,903,643
                                                                                             --------------
(Cost $15,074,637)

MUNICIPAL BONDS & NOTES 0.5%
Alabama 0.0%
Jefferson County Alabama Revenue, (FGIC Insured), Series 1999
                                         5.125% due   02/01/2029                       9,000         8,055
                                         5.000% due              02/01/2033            1,250         1,083
                                                                                             --------------
                                                                                                     9,138
California 0.0%
San Francisco California City & County Airport
Community Revenue, (MBIA Insured), Series 1998
4.500% due 05/01/2028                                                                  6,700         5,468
                                                                                                     5,468
Florida 0.1%
Florida State Bridge Capital Outlay, (FGIC Insured)
Series 1999 4.500% due 06/01/2023                                                      7,000         5,801

Florida State Government Utilities Authority,
(AMBAC Insured), Series 1999
5.000% due 10/01/2029                                                                 $6,205        $5,468
5.000% due 10/01/2029                                                                  6,700         5,904

Florida State Turnpike Authority Revenue,
Series 1998 4.500% due 07/01/2027                                                     11,500         9,424

Greater Orlando Aviation Authority, Orlando Florida Airport
Facitities Revenue Bonds, (FGIC Insured), Series 1999
5.125% due 10/01/2028                                                                  2,000         1,783

Lakeland Florida Electric & Water Revenue, (MBIA Insured),
Series 1999 5.000% due 10/01/2028                                                      5,350         4,723
                                                                                             --------------
                                                                                                    33,103
Georgia 0.1%
Georgia Government Partnership, (MBIA Insured)
4.750% due 06/01/2028                                                                 18,700        15,785

Hawaii 0.1%
Honolulu Hawaii City & County Wastewater
System Revenue, (FGIC Insured),
Series 1998 4.750% due 07/01/2028                                                     14,400        12,170

Illinois 0.0%
Chicago Illinois Lakefront Millennium Package Facilities,
(MBIA Insured), Series 1998 5.125% due 01/01/2028                                      6,200         5,466

Massachusetts 0.1%
Massachusetts Bay Transportation Authority,
(MBIA Insured), Series 1998
4.750% due 03/01/2021                                                                  8,300         7,197

Massachusetts State Turnpike Authority Metro
Highway System, (AMBAC Insured),
Series 1999 5.000% due 01/01/2039                                                     11,300         9,681
                                                                                             --------------
                                                                                                    16,878
Mississippi 0.0%
Mississippi Development Bank Obligation,
(AMBAC Insured), Series 1999 5.000% due 07/01/2024                                     5,000         4,458

Nevada 0.0%
Clark County Nevada Passenger Facility Charge Revenue,
(MBIA Insured), Series 1998 4.750% due 07/01/2022                                      6,000         5,137

New York 0.1%
Long Island Power Authority New York Electric System,
(FSA Insured), Series 1998 5.125% due 12/01/2022                                       9,000         8,149

New York City Municipal Bond, Series 1997
6.346% due 08/01/2002 (d)                                                             11,058        11,047

New York City Transitional Finance Authority Revenue,
(FGIC Insured), Series 1998 4.750% due 11/15/2023                                      5,000         4,283

New York City, New York, Series D
6.346% due 08/01/2002 (d)                                                             14,815        14,815
New York State Dorm Authority Lease Revenue
4.750% due 01/15/2029                                                                  3,850         3,198
5.625% due 04/01/2029                                                                  1,000           959
                                                                                             --------------
                                                                                                    42,451
Pennsylvania 0.0%
Philadelphia PA School District, (MBIA Insured),
Series 1998 4.750% due 04/01/2027                                                      6,300         5,305

Pittsburgh & Allegheny County Pa, (AMBAC Insured),
Series 1999 5.000% due 02/01/2029                                                        500           436
                                                                                             --------------
                                                                                                     5,741
Texas 0.0%
Houston Texas Airport System Revenue, (FGIC Insured),
Series 1998 5.000% due 07/01/2025                                                      5,500         4,808


Utah 0.0%
Weber County, Utah Hospital Revenue Bonds,
Series 1999 5.000% due 08/15/2030                                                       $500          $419

Washington State 0.0%
Seattle Washington, General Obligation Limited,
Series F 5.125% due 12/15/2028                                                         6,000         5,318
                                                                                             --------------
                                                                                             --------------
Total Municipal Bonds & Notes                                                                      166,340
                                                                                             --------------
(Cost $165,094)

U.S. GOVERNMENT AGENCIES 2.5%
A.I.D. Housing Guarantee - Peru
                                         9.980% due              08/01/2008              935           979
Federal Home Loan Bank
                                         0.000% due              05/12/2000 (d)      185,400       185,398
                                         5.500% due              07/14/2000            1,150         1,148
                                         5.663% due              02/15/2002 (d)       17,000        16,706
                                         5.135% due              09/22/2003              600           565
                                         6.000% due              06/30/2004            1,000           960
                                         5.365% due              12/11/2008              600           527
Federal Home Loan Mortgage Corp.
                                         7.000% due              02/15/2003              500           499
Federal National Mortgage Assn.
                                         9.050% due              04/10/2000              400           400
                                         5.650% due              06/12/2000               50            50
                                         5.560% due              07/24/2000              440           439
                                         5.375% due              03/15/2002              750           729
                                         7.250% due              06/20/2002           55,000        27,171
                                         6.000% due              03/03/2003              500           486
                                         5.750% due              06/15/2005              750           708
                                         6.560% due              12/10/2007              190           180
Student Loan Marketing Assn.
                                         5.129% due              06/30/2000 (d)       63,700        63,692
                                         5.711% due              04/25/2004 (d)       10,916        10,902
                                         6.365% due              07/25/2004 (d)        1,059         1,055
                                         6.375% due              10/25/2004 (d)       19,319        19,255
                                         6.395% due              10/25/2004 (d)       32,283        32,206
                                         5.770% due              10/25/2005 (d)       17,554        17,471
                                         6.089% due              10/25/2005 (d)       26,225        26,103
                                         5.909% due              04/25/2006 (d)       97,402        97,034
                                         6.635% due              07/25/2006 (d)       31,287        31,182
                                         6.595% due              01/25/2007 (d)       89,311        89,217
                                         6.565% due              04/25/2007 (d)      165,769       164,952
                                                                                             --------------
Total U.S. Government Agencies                                                                     790,014
                                                                                             --------------
(Cost $791,398)

U.S. TREASURY OBLIGATIONS 12.5%
Treasury Inflation Protected Securities
                                         3.625% due              07/15/2002 (h)    1,027,517     1,024,628
                                         3.375% due              01/15/2007 (h)      228,023       220,573
                                         3.625% due              01/15/2008 (h)      416,333       405,404
                                         3.875% due              01/15/2009 (h)      207,773       205,631
                                         3.625% due              04/15/2028 (h)      132,570       125,858
                                         3.875% due              04/15/2029 (h)      127,762       126,724

U.S. Treasury Bonds
                                        12.375% due              05/15/2004            1,000         1,213
                                        10.375% due              11/15/2012              250           308
                                        12.000% due              08/15/2013            6,000         8,115
                                         6.500% due              02/15/2015 (j)      287,500       425,231
                                        10.625% due              08/15/2015          144,600       206,552
                                         9.250% due              02/15/2016              250           325
                                         7.250% due              05/15/2016              275           304
                                         7.500% due              11/15/2016              500           567
                                         8.750% due              05/15/2017              300           379
                                         8.875% due              08/15/2017            1,375         1,759
                                         8.125% due              08/15/2019           41,000        49,841
                                         8.750% due              08/15/2020          214,600       277,706
                                         8.125% due              08/15/2021              305           375
                                         8.000% due              11/15/2021          417,600       508,559
                                         7.125% due              02/15/2023              500           560
                                         6.375% due              08/15/2027              100           104
                                         6.250% due              05/15/2030           21,340        22,580
U.S. Treasury Notes
                                         5.125% due              08/31/2000 (b)      $96,835       $96,411
                                         6.625% due              05/15/2007 (j)       36,800        37,525
                                         6.125% due              08/15/2007            1,525         1,511
                                         6.500% due              02/15/2010           21,100        21,845
U.S. Treasury Strips
                                         0.000% due              11/15/2006              270           178
                                         0.000% due              02/15/2019           80,000        25,699
                                         0.000% due              05/15/2020          185,600        55,417
                                         0.000% due              11/15/2021          316,200        87,553
                                                                                             --------------
Total U.S. Treasury Obligations                                                                  3,939,435
                                                                                             --------------
(Cost $3,848,029)

MORTGAGE-BACKED SECURITIES 51.1%
Collateralized Mortgage Obligations 21.6%
ABN AMRO Mortgage Corp.
                                         6.500% due              06/25/2029            7,093         6,438
American Southwest Financial Securities Corp.
                                         7.400% due              11/17/2004           36,860        36,882
                                        12.250% due              11/01/2014               38            37
                                        12.500% due              04/01/2015              288           289
                                        12.000% due              05/01/2015              630           644
                                        11.400% due              09/01/2015              422           421
                                         7.248% due              11/25/2038           52,881        50,270
Bank of America Mortgage Securities
                                         6.250% due              07/25/2014           10,272         9,532
                                         6.250% due              08/25/2028           25,000        22,240
                                         6.500% due              05/25/2029           35,732        32,620
                                         7.250% due              10/25/2029           10,003         8,790
Bankers Trust Co.
                                         8.625% due              04/01/2018               41            41
Bear Stearns Mortgage Securities, Inc.
                                         7.000% due              09/20/2012           34,576        33,528
                                         7.000% due              08/20/2018           10,000         9,528
                                         6.625% due              10/25/2023 (d)        3,510         3,536
                                        10.000% due              08/25/2024            5,000         5,440
                                         7.000% due              03/25/2027            7,000         6,585
                                         8.125% due              09/25/2027            3,000         3,020
                                         7.000% due              02/25/2028           10,000         9,498
Cendant Mortgage Corp.
                                         6.503% due              11/18/2028 (d)       13,937        13,118
                                         6.503% due              11/18/2028 (d)        5,762         4,900
Centre Re Series 1999 - ZC - 1
                                         6.715% due              02/01/2009           30,859        29,209
Chase Mortgage Finance Corp.
                                         8.250% due              10/25/2010              424           422
                                         7.000% due              07/25/2024            3,604         3,579
                                         7.000% due              08/25/2024            3,052         2,941
                                         6.750% due              03/25/2025            8,525         7,153
                                         6.203% due              04/25/2025 (d)       21,540        21,894
                                         6.350% due              07/25/2029           74,414        72,730

Chemical Mortgage Securities
                                         7.250% due              01/25/2026           11,575        11,262
Citicorp Mortgage Securities, Inc.
                                         7.030% due              10/25/2022 (d)       10,949        10,985
                                         6.250% due              04/25/2024           11,796        10,001
                                         7.250% due              10/25/2027           20,462        19,429
                                         6.750% due              09/25/2028            8,859         8,276
                                         5.900% due              05/25/2029           21,125        20,903

CMC Securities Corp.
                                         7.373% due              09/25/2023 (d)        4,376         4,350
                                         7.862% due              04/25/2025 (d)          183           185
                                         7.250% due              11/25/2027            9,349         9,049
                                         6.750% due              05/25/2028            5,000         4,648
Collateralized Mortgage Obligation Trust
                                        10.200% due              02/01/2016            2,567         2,598
                                         7.250% due              04/23/2017               70            69
                                         8.000% due              09/20/2021            6,962         6,991
Collateralized Mortgage Securities Corp.
                                        11.450% due              09/01/2015            1,068         1,076
                                        11.450% due              11/01/2015 (d)          140           141
                                         8.750% due              04/20/2019              465           473
Comm
                                         6.145% due              02/15/2008          $16,056       $15,289
                                         6.488% due              12/16/2011 (d)        9,000         9,014
Countrywide Home Loans
                                         6.500% due              07/25/2013            5,676         5,218
                                         7.334% due              07/25/2024 (d)        3,898         3,889
                                         6.750% due              11/25/2025           25,567        22,873
                                         7.500% due              06/25/2027           12,194        12,021
                                         7.500% due              09/25/2027           20,000        19,435
                                         7.250% due              12/25/2027            6,224         6,028
                                         7.250% due              02/25/2028           57,846        54,913
                                         6.750% due              06/25/2028           15,103        13,339
                                         6.750% due              08/25/2028           12,807        12,631
                                         6.750% due              11/25/2028            3,000         2,819
                                         6.500% due              01/25/2029           24,978        22,844
                                         6.500% due              03/25/2029           16,744        15,230
                                         6.050% due              04/25/2029              965           945
                                         7.250% due              08/25/2029            5,700         5,353
Crusade Global Trust
                                         6.400% due              02/15/2030 (d)      100,000       100,250
CS First Boston Mortgage Securities
                                         6.750% due              12/27/2028           12,189        10,494
DLJ Mortgage Acceptance Corp.
                                         8.154% due              05/25/2024 (d)          117           119
                                         6.850% due              12/17/2027            6,605         6,516
Donaldson, Lufkin & Jenrette
                                         6.446% due              08/01/2021 (d)(l)     4,540         4,606
                                         7.922% due              12/25/2022 (d)        1,917         1,938
                                         8.112% due              03/25/2024 (d)          541           550
Drexel Mortgage Funding
                                         9.500% due              11/20/2017              715           707
                                         8.600% due              03/01/2018              180           180
FBS Mortgage Corp.
                                        7.136% due              11/25/2024              518           516

Federal Home Loan Mortgage Corp.
                                         6.750% due              10/15/2003           16,183        15,917
                                         7.000% due              10/15/2003            4,007         3,991
                                         7.500% due              11/01/2003            5,165         5,147
                                         6.000% due              06/15/2005            2,692         2,686
                                        10.150% due              04/15/2006                6             6
                                         6.500% due              07/15/2006           11,069        11,003
                                         6.500% due              08/15/2006              710           706
                                         7.500% due              05/01/2007            1,526         1,532
                                         5.500% due              10/15/2007            5,782         5,705
                                         6.500% due              05/15/2008            1,000           982
                                         4.675% due              06/15/2008 (d)          169           150
                                         6.000% due              11/15/2008              225           213
                                         6.200% due              12/15/2008            4,350         3,900
                                         6.000% due              03/15/2009              265           252
                                         7.550% due              03/15/2012              180           179
                                         8.500% due              08/15/2013            2,000         2,039
                                         8.500% due              09/15/2013            5,941         6,038
                                         6.000% due              11/15/2014              400           354
                                         5.400% due              05/25/2016           18,502        18,368
                                         7.000% due              11/15/2016            2,922         2,917
                                         6.250% due              10/15/2017           21,354        21,131
                                         5.900% due              03/15/2018            5,533         5,482
                                         6.350% due              03/25/2018              200           197
                                         5.250% due              05/15/2018              316           313
                                        10.000% due              08/01/2018               65            70
                                         6.400% due              02/15/2019           16,934        16,763
                                         6.500% due              05/15/2019              277           276
                                         6.250% due              07/15/2019           27,756        27,532
                                         5.000% due              08/15/2019              118           115
                                         7.500% due              01/15/2020            4,037         4,043
                                         6.388% due              06/15/2020 (d)           89            89
                                         5.250% due              07/15/2020              382           374
                                         5.500% due              10/15/2020               72            71
                                         9.500% due              11/15/2020            3,855         3,948
                                         9.000% due              12/15/2020            2,724         2,806
                                         8.750% due              12/15/2020            1,265         1,277
                                         6.000% due              12/15/2020              282           267
                                         6.250% due              01/15/2021              200           193
                                         9.500% due              01/15/2021            2,234         2,313
                                         8.000% due              04/15/2021               96            97
                                         6.500% due              05/15/2021             $119          $117
                                         6.500% due              05/17/2021               72            68
                                         8.500% due              06/15/2021           26,071        26,729
                                         6.950% due              07/15/2021              505           493
                                         8.000% due              07/15/2021           11,237        11,280
                                         9.000% due              07/15/2021            1,998         2,077
                                         9.500% due              07/15/2021            1,618         1,650
                                         8.000% due              08/15/2021           23,472        23,620
                                         6.200% due              08/15/2021            1,467         1,447
                                         6.950% due              08/15/2021              166           163
                                         6.500% due              09/15/2021            1,049         1,008
                                         7.000% due              09/15/2021              171           167
                                         6.500% due              09/15/2021           28,978        28,343
                                         7.000% due              09/15/2021              131           128
                                         7.000% due              10/15/2021               12            12
                                         8.000% due              12/15/2021           17,686        17,918
                                         6.850% due              01/15/2022              700           686
                                         8.250% due              06/15/2022            5,000         5,079
                                         7.000% due              07/15/2022            9,075         8,756
                                         8.500% due              10/15/2022            7,618         7,802
                                         7.500% due              01/15/2023           17,089        16,562
                                         7.000% due              05/15/2023            8,532         7,871
                                         7.000% due              07/15/2023              261           242
                                         6.500% due              07/15/2023              272           259
                                         7.500% due              07/15/2023              395           397
                                         6.500% due              08/15/2023          162,855       159,490
                                         7.500% due              01/20/2024              135           134
                                         6.500% due              02/15/2024               22            21
                                         5.000% due              02/15/2024              116            99
                                         8.000% due              04/25/2024              457           465
                                         6.250% due              05/15/2024           12,947        11,290
                                         7.250% due              08/15/2024              190           188
                                         8.000% due              09/15/2024           16,250        16,431
                                         7.000% due              11/17/2025               40            39
                                         6.500% due              03/15/2026              110           102
                                         7.162% due              10/01/2026 (d)        3,198         3,294
                                         6.000% due              11/15/2026              550           497
                                         7.500% due              01/15/2027           24,258        23,972
                                         8.000% due              02/15/2027           33,246        33,550
                                         7.500% due              03/17/2027           20,000        19,925
                                         6.750% due              05/15/2027            1,489         1,437
                                         7.500% due              06/20/2027           18,850        18,121
                                         6.500% due              08/15/2027           15,143        12,979
                                         6.500% due              10/15/2027           32,300        28,817
                                         6.000% due              11/15/2027              665           602
                                         6.500% due              01/25/2028            8,691         7,605



                                         7.000% due              02/15/2028            1,735         1,598
                                         6.500% due              04/15/2028          157,334       143,400
                                         6.500% due              05/15/2028           48,000        41,416
                                         6.500% due              06/15/2028           56,878        47,571
                                         6.500% due              06/20/2028           22,646        19,079
                                         6.500% due              07/15/2028           68,191        54,516
                                         6.500% due              08/15/2028          267,517       223,489
                                         7.000% due              11/15/2028            9,000         8,487
                                         6.500% due              12/15/2028            6,832         5,406
                                         6.000% due              12/15/2028           22,772        18,773
                                         6.500% due              01/15/2029           10,411         9,564
                                         6.000% due              02/15/2029            3,758         2,820
                                         6.500% due              03/15/2029           25,470        22,928
                                         6.500% due              06/01/2029              110           103
                                         6.500% due              07/01/2029            1,119         1,051
                                         8.000% due              07/15/2029            1,250         1,210
                                         6.165% due              08/15/2032 (d)       28,544        27,409
Federal National Mortgage Assn.
                                         9.100% due              02/25/2002            1,033         1,036
                                         7.500% due              05/25/2005            6,700         6,724
                                         7.500% due              02/25/2006              375           373
                                         6.500% due              05/01/2006              172           169
                                         6.500% due              07/25/2006               68            68
                                         8.000% due              11/25/2006               30            30
                                         6.500% due              05/25/2007            8,425         8,284
                                         6.000% due              07/25/2007              300           293
                                         8.804% due              08/25/2007 (d)           10             9
                                         6.270% due              09/25/2007            3,000         2,842
                                         7.000% due              10/25/2007              200           198
                                         6.500% due              05/25/2008             $500          $490
                                        10.500% due              08/25/2008            7,146         7,737
                                         6.000% due              08/25/2008               86            85
                                         7.452% due              09/25/2008 (d)        1,606         1,433
                                         6.750% due              11/25/2010            1,117         1,109
                                         7.000% due              01/25/2011              198           197
                                         6.000% due              03/18/2015           15,908        15,714
                                         8.000% due              12/25/2016              199           197
                                         9.250% due              04/25/2018              192           201
                                         9.300% due              05/25/2018              730           756
                                         6.425% due              06/25/2018 (d)            3             3
                                         9.500% due              06/25/2018              420           442
                                         5.500% due              07/25/2018                6             6
                                         9.500% due              11/25/2018            8,826         9,041
                                         6.000% due              02/25/2019            5,000         4,916
                                         6.500% due              03/25/2019              885           862
                                         9.500% due              06/25/2019            1,466         1,527
                                         5.650% due              07/25/2019            1,500         1,488
                                         9.300% due              08/25/2019               81            85
                                         6.350% due              08/25/2019              277           273
                                         8.000% due              10/25/2019            1,718         1,718
                                         9.000% due              12/25/2019            6,578         6,718
                                         7.500% due              12/25/2019               81            80
                                         6.500% due              03/25/2020               69            69
                                         7.500% due              05/25/2020            3,630         3,612
                                         6.750% due              06/25/2020              759           756
                                         6.356% due              07/18/2020 (d)           62            62
                                         7.000% due              09/25/2020           15,966        15,832
                                         5.000% due              09/25/2020              200           186
                                         9.000% due              09/25/2020            3,811         3,926
                                         8.000% due              12/25/2020           25,229        25,476
                                         6.375% due              12/25/2020 (d)           19            19
                                         9.000% due              01/25/2021            5,999         6,218
                                         8.750% due              01/25/2021            3,469         3,532
                                         5.750% due              02/18/2021              100            94
                                         9.000% due              03/25/2021              524           536
                                         7.500% due              03/25/2021            5,480         5,468
                                         7.000% due              05/25/2021              300           289
                                         7.500% due              06/25/2021               70            70
                                         6.500% due              06/25/2021            5,932         5,636
                                         8.000% due              07/25/2021           16,336        16,372
                                         8.500% due              09/25/2021            5,851         5,957
                                         7.000% due              10/25/2021            8,997         8,756
                                         8.000% due              10/25/2021           22,645        22,812
                                         7.000% due              11/25/2021           24,015        23,679
                                         6.000% due              12/25/2021               45            44
                                         8.000% due              01/25/2022           21,700        21,742
                                         8.000% due              03/25/2022               96            96
                                         7.000% due              04/25/2022           17,091        16,274

                                        10.000% due              05/01/2022              152           162
                                         7.375% due              05/25/2022            8,894         8,688
                                         8.000% due              06/25/2022            3,710         3,715
                                         7.000% due              06/25/2022            1,416         1,381
                                         8.000% due              07/25/2022           58,786        59,172
                                         7.000% due              07/25/2022            6,172         6,056
                                         6.500% due              10/25/2022            3,919         3,507
                                         7.800% due              10/25/2022            3,674         3,654
                                         6.500% due              12/25/2022              230           222
                                         3.663% due              02/25/2023 (d)       14,032           660
                                         7.000% due              03/25/2023           27,899        26,411
                                         6.500% due              05/18/2023           12,369        12,134
                                         6.900% due              05/25/2023              154           142
                                         7.000% due              06/25/2023            4,805         4,155
                                         6.000% due              08/25/2023           10,794         8,728
                                         6.500% due              08/25/2023               44            41
                                         6.000% due              08/25/2023            2,703         2,484
                                         6.750% due              09/25/2023            3,840         3,477
                                         1.000% due              09/25/2023              299           269
                                         7.500% due              10/25/2023               58            57
                                         6.750% due              10/25/2023              578           524
                                         6.500% due              11/25/2023               90            87
                                         7.100% due              12/25/2023            6,769         6,476
                                         6.500% due              12/25/2023            1,125           971
                                         6.500% due              01/25/2024            2,572         2,222
                                         6.500% due              02/25/2024            5,150         4,801
                                         7.250% due              02/25/2024              $29           $29
                                         7.500% due              06/20/2024              120           119
                                         7.000% due              02/18/2025              140           139
                                         6.600% due              05/18/2025              219           205
                                         7.500% due              11/17/2025              289           285
                                         7.500% due              12/25/2025              360           356
                                         7.000% due              02/15/2026              180           175
                                         7.000% due              07/18/2026              450           433
                                         6.500% due              09/18/2026              120           113
                                         7.000% due              12/18/2026           15,751        14,562
                                         6.000% due              12/25/2026              170           156
                                         6.000% due              03/25/2027              320           293
                                         6.000% due              05/17/2027            5,470         4,694
                                         7.000% due              07/18/2027              460           447
                                         8.000% due              08/18/2027              309            93
                                         6.280% due              04/18/2028 (d)          138           137
                                         6.500% due              06/25/2028            3,400         3,046
                                         6.000% due              07/18/2028            8,394         6,982
                                         6.500% due              07/18/2028           67,412        61,660
                                         9.079% due              09/25/2028           23,805        24,750
                                         6.000% due              04/25/2029           10,490         8,172
                                         6.300% due              10/17/2038           14,993        12,996

First Commonwealth Savings & Loan
                                        10.375% due              04/01/2005               17            18
First Nationwide Trust
                                         6.750% due              07/25/2029           11,223        11,081
First Union Residential Securitization, Inc.
                                         7.000% due              04/25/2025              361           345
                                         6.750% due              08/25/2028            9,048         7,987
Gaston Oaks plc
                                         6.930% due              01/01/2036            5,507         5,534
General Electric Capital Mortgage Services, Inc.
                                         6.750% due              12/25/2012            2,889         2,845
                                         6.500% due              09/25/2023            1,175         1,005
                                         6.500% due              12/25/2023            8,631         7,409
                                         6.500% due              01/25/2024            3,895         3,326
                                         6.500% due              02/25/2024                2             2
                                         6.500% due              03/25/2024           63,792        57,007
                                         6.500% due              04/25/2024           64,524        52,207
                                         7.000% due              10/25/2027           14,586        13,633
                                         7.500% due              06/25/2027            3,438         3,368
                                         7.500% due              07/25/2027           10,223         9,980
                                         7.000% due              11/25/2027           72,500        68,902
                                         6.750% due              05/25/2028           23,934        21,610
                                         6.650% due              05/25/2028            7,914         7,756
                                         6.550% due              06/25/2028           23,450        22,312
                                         6.750% due              06/25/2028           21,926        20,474
                                         6.750% due              10/25/2028            9,364         8,722
                                         6.500% due              12/25/2028           19,500        17,767
                                         6.250% due              12/25/2028           55,266        49,490
                                         6.500% due              05/25/2029            9,858         8,941
                                         6.750% due              05/25/2029           20,000        18,562
                                         6.500% due              07/25/2029           95,240        86,391
                                         5.950% due              07/25/2029           24,794        24,274
                                         6.250% due              07/25/2029          132,674       126,507
                                         6.000% due              07/25/2029           18,307        17,753
                                         7.250% due              08/25/2029            8,000         7,513
                                         7.000% due              09/25/2029           15,839        15,066
General Motors Acceptance Corp.
                                         6.700% due              03/15/2008           29,732        28,136
GGP-Homart
                                         6.202% due              06/10/2003 (d)       19,735        19,729
GMAC Commercial Mortgage Securities, Inc.
                                         6.150% due              11/15/2007           21,020        20,003
                                         6.974% due              05/15/2008           29,204        28,578
                                         6.945% due              09/15/2033           24,060        22,829
                                         6.570% due              09/15/2033           31,174        29,851
Goldman Sachs Mortgage Corp.
                                         6.000% due              12/31/2007 (l)        9,086         8,216

Government National Mortgage Assn.
                                         6.250% due              06/20/2022           53,459        52,725
                                         7.250% due              12/16/2023            8,617         8,577
                                         7.000% due              01/15/2024              431           420
                                         8.000% due              05/16/2024               95            95
                                         7.000% due              03/20/2026              320           302
                                         7.000% due              08/20/2026             $126          $120
                                         7.500% due              02/16/2027               19            19
                                         7.500% due              07/16/2027           28,821        27,635
                                         6.500% due              06/20/2028           29,978        26,418
                                         6.500% due              07/20/2028           37,879        29,249
                                         6.500% due              09/20/2028           27,553        22,863
                                         6.500% due              01/20/2029           26,964        21,882
                                         6.500% due              03/20/2029           16,259        14,562
                                         6.000% due              05/20/2029           10,511         8,258
Greenwich
                                         7.272% due              04/25/2022 (d)          594           592
                                         7.352% due              07/25/2022 (d)        1,280         1,275
                                         7.337% due              10/25/2022 (d)           79            79
                                         7.428% due              04/25/2023 (d)        1,141         1,136
                                         7.956% due              04/25/2024 (d)        1,249         1,261
                                         8.423% due              06/25/2024 (d)        1,177         1,201
                                         9.007% due              08/25/2024 (d)        1,700         1,725
                                         8.869% due              11/25/2024 (d)          390           391
GS Mortgage Securities Corp.
                                         6.060% due              10/18/2030           32,437        30,901
Headlands Mortgage Securities, Inc.
                                         7.250% due              11/25/2012            2,350         2,330
                                         7.155% due              12/25/2012              827           815
                                         7.250% due              11/25/2027            5,000         4,851
                                         6.650% due              02/25/2029            1,418         1,415
ICI Funding Corp. Secured Assets Corp.
                                         7.250% due              09/25/2027           18,068        17,415
                                         7.750% due              03/25/2028            1,881         1,807
Imperial CMB Trust
                                         6.820% due              09/25/2026 (d)        7,212         7,215
                                         6.650% due              11/25/2029            1,178         1,159
Independent National Mortgage Corp.
                                         6.650% due              10/25/2024            2,723         2,583
                                         7.218% due              11/25/2024 (d)        1,744         1,769
                                         8.750% due              12/25/2024               30            31
                                         8.539% due              01/25/2025 (d)          142           145
                                         8.000% due              06/25/2025               22            21
                                         7.475% due              07/25/2025 (d)        8,458         8,581
                                         7.416% due              07/25/2025 (d)        3,603         3,624
                                         7.500% due              09/25/2025            1,191         1,187
International Mortgage Acceptance Corp.
                                        12.250% due              03/01/2014              274           307
J.P. Morgan Commercial Mortgage Finance Corp.
                                         9.000% due              10/20/2020           10,667        10,631
                                         8.218% due              04/25/2028            1,615         1,574
                                         6.533% due              01/15/2030           20,000        19,062
                                         7.325% due              07/15/2031                0             0
Kidder Peabody Acceptance Corp.
                                         8.214% due              09/25/2024 (d)        9,678         9,655
LB Mortgage Trust
                                         8.396% due              01/20/2017           13,047        13,484
Mellon Residential Funding Corp.
                                         6.350% due              06/25/2028           22,000        21,168
                                         6.110% due              01/25/2029           23,900        22,728
                                         6.570% due              07/25/2029           44,000        42,585
                                         6.580% due              07/25/2029           55,500        54,918

Merrill Lynch Mortgage Investors, Inc.
                                         7.068% due              06/15/2021 (d)        4,906         4,785
                                         6.658% due              06/15/2021            2,552         2,523
                                         6.808% due              06/15/2021 (d)        5,229         5,079
                                         6.950% due              06/18/2029           40,148        39,744
Midland Realty Acceptance Corp.
                                         7.020% due              01/25/2029           23,022        22,658
Morgan Stanley Capital
                                         6.860% due              05/15/2006            2,386         2,349
                                         6.190% due              01/15/2007           25,166        24,192
                                         6.160% due              04/03/2009           14,006        13,297
                                         7.460% due              02/15/2020           11,450        11,457
                                         6.590% due              10/03/2030            5,806         5,646
Morgan Stanley, Dean Witter, Discover and Co.
                                         6.044% due              07/25/2027 (d)          988           983
Mortgage Capital Funding, Inc.
                                         7.800% due              04/15/2006              500           501
                                         7.008% due              09/20/2006           15,545        15,061
Nacional Financiera
                                        22.000% due              05/20/2002 (d)     $300,000       $35,685
NationsBanc Montgomery Funding Corp.
                                         6.500% due              07/25/2028           14,470        13,159
                                         6.250% due              10/25/2028            2,000         1,780
Nationslink Funding Corp.
                                         5.805% due              02/10/2001           23,781        23,613
                                         6.333% due              10/22/2004            7,172         6,991
                                         6.240% due              04/10/2007 (d)        8,163         8,166
Nomura Asset Securities Corp.
                                         7.602% due              05/25/2024 (d)        2,934         3,007
Norwest Asset Securities Corp.
                                         6.750% due              12/25/2012           18,016        17,444
                                         6.750% due              09/25/2027            3,591         3,464
                                         6.350% due              04/25/2028            2,443         2,412
                                         6.750% due              05/25/2028            5,000         4,585
                                         6.250% due              08/25/2028            5,356         5,276
                                         6.750% due              10/25/2028           17,236        16,047
                                         6.500% due              12/25/2028           20,000        18,203
                                         6.500% due              01/25/2029            1,072           866
                                         6.500% due              02/25/2029           60,000        54,770
                                         5.950% due              04/25/2029          112,115       106,793
                                         6.500% due              04/25/2029           26,751        24,314
                                         6.300% due              04/25/2029            9,559         9,106
                                         6.200% due              04/25/2029           77,385        73,515
                                         5.950% due              04/25/2029           17,152        16,809
                                         6.000% due              05/25/2029           19,713        19,102
                                         6.500% due              06/25/2029           46,178        41,895
                                         6.750% due              08/25/2029              787           772
                                         7.000% due              09/25/2029            3,333         2,889
                                         6.500% due              10/25/2029            1,990         1,811
                                         7.000% due              11/25/2029           14,942        14,149
PaineWebber Mortgage
                                         6.000% due              04/25/2009           11,951        11,246
PNC Mortgage Securities Corp.
                                         6.750% due              06/25/2016           12,180        11,924
                                         7.000% due              10/25/2027           36,240        34,316
                                         6.750% due              12/25/2027            7,230         6,446
                                         6.500% due              02/25/2028            1,777         1,763
                                         7.000% due              02/25/2028           25,767        24,508
                                         6.984% due              02/25/2028            9,666         9,304
                                         6.625% due              03/25/2028              926           899
                                         7.000% due              05/25/2028            6,918         6,785
                                         6.550% due              07/25/2028           24,500        24,071
                                         6.750% due              07/25/2028            3,527         3,282
                                         6.750% due              09/25/2028            4,000         3,721
                                         6.750% due              10/25/2028           26,133        24,441
                                         6.750% due              12/25/2028           21,709        20,160
                                         6.250% due              01/25/2029            9,263         8,291
                                         6.300% due              03/25/2029           10,000         8,937
                                         6.500% due              06/25/2029           48,600        44,114
                                         6.200% due              06/25/2029           54,237        51,956

Prudential Bache
                                         6.151% due              09/01/2018 (d)          234           229
                                         8.400% due              03/20/2021            6,706         6,770
Prudential Home Mortgage Securities
                                         2.109% due              12/25/2000 (d)          209           203
                                         7.000% due              01/25/2008           23,860        23,472
                                         6.400% due              04/25/2009            1,158         1,150
                                         6.950% due              11/25/2022              222           202
                                         7.000% due              07/25/2023           12,657        12,463
                                         6.750% due              10/25/2023            9,293         7,385
                                         7.756% due              11/25/2023 (d)          872           868
                                         5.900% due              12/25/2023            7,323         7,203
                                         6.050% due              04/25/2024            3,571         3,524
                                         6.800% due              05/25/2024           10,605         9,605
                                         6.000% due              05/25/2024                4             4
                                         6.450% due              11/25/2025            5,264         4,533
                                         2.601% due              12/25/2025 (d)          281           273
Prudential Securities Secured Financing Corp.
                                         6.074% due              01/15/2008           12,945        12,247
                                         6.955% due              06/15/2008           20,169        19,738
PSB Financial Corp.
                                        11.050% due              12/01/2015              477           479
Resecuritization Mortgage Trust
                                         6.750% due              06/19/2028          $18,343       $17,236
Residential Accredit Loans, Inc.
                                         6.250% due              03/25/2014              318           301
                                         7.250% due              06/25/2027            2,100         2,028
                                         7.500% due              08/25/2027           15,000        14,621
                                         7.000% due              02/25/2028           41,115        39,084
                                         6.500% due              12/25/2028              400           364
                                         6.500% due              05/25/2029            3,000         2,727
                                         6.750% due              06/25/2029              963           923
Residential Asset Securitization Trust
                                         7.375% due              03/25/2027            5,142         4,949
                                         7.000% due              03/25/2027               18            18
                                         7.000% due              10/25/2027           19,642        18,452
                                         6.750% due              06/25/2028           18,259        17,775
                                         6.500% due              12/25/2028            1,250         1,116
                                         6.500% due              03/25/2029           22,700        21,260
Residential Funding Mortgage Securities, Inc.
                                         7.000% due              08/25/2008            6,650         6,606
                                         7.500% due              09/25/2011           19,385        19,270
                                         7.000% due              05/25/2012            3,095         2,977
                                         6.500% due              12/25/2012           18,126        17,105
                                         7.750% due              09/25/2022              444           441
                                         8.000% due              01/25/2023            3,045         3,055
                                         8.000% due              02/25/2023            9,298         9,273
                                         6.500% due              11/25/2023            1,660         1,487
                                         7.500% due              09/25/2025           14,305        14,226
                                         7.500% due              12/25/2025              952           939
                                         7.750% due              11/25/2026            9,000         9,007
                                         7.500% due              04/25/2027            6,253         6,106
                                         7.500% due              06/25/2027           51,535        50,361
                                         7.500% due              07/25/2027           25,265        25,123
                                         7.250% due              08/25/2027           16,000        15,475
                                         7.250% due              10/25/2027           43,645        42,043
                                         7.000% due              11/25/2027           17,000        16,010
                                         6.750% due              02/25/2028           14,038        13,560
                                         6.750% due              05/25/2028           60,741        55,992
                                         6.750% due              06/25/2028           72,098        65,971
                                         6.750% due              08/25/2028           10,000         9,381
                                         6.750% due              09/25/2028           65,993        61,301
                                         6.500% due              10/25/2028           52,000        47,338
                                         6.250% due              11/25/2028            3,000         2,677
                                         6.500% due              12/25/2028           23,400        21,216
                                         6.500% due              01/25/2029           72,314        65,973
                                         6.500% due              03/25/2029            6,980         6,370
                                         6.200% due              05/25/2029           89,761        88,290
                                         6.500% due              06/25/2029           10,974         8,055
                                         6.750% due              07/25/2029           22,600        20,923
                                         7.000% due              10/25/2029           25,260        23,877
                                         7.500% due              11/25/2029           12,338        11,793

Resolution Trust Corp.
                                         6.180% due              09/25/2020 (d)(m)    12,262         4,537
                                         7.331% due              09/25/2020 (d)        1,759         1,547
                                         8.560% due              06/25/2021 (d)          277           276
                                         8.686% due              08/25/2021            7,297         7,268
                                         8.138% due              10/25/2021 (d)          158           157
                                         8.625% due              10/25/2021              145           145
                                         5.585% due              10/25/2021 (d)          139           137
                                         8.640% due              05/25/2022 (d)        1,536         1,524
                                         7.875% due              08/25/2023 (d)        2,001         2,003
                                         8.835% due              12/25/2023            3,300         3,347
                                         9.450% due              05/25/2024            9,677         9,640
                                         7.100% due              12/25/2024              643           640
                                         7.654% due              10/25/2028 (d)        5,814         5,832
                                         6.824% due              10/25/2028 (d)       15,215        15,311
                                         7.515% due              05/25/2029 (d)        2,950         2,921
                                         6.788% due              05/25/2029 (d)        2,854         2,830
RMF Commercial Mortgage Securities, Inc.
                                         6.715% due              01/15/2019              235           225
Ryan Mortgage Acceptance Corp.
                                         9.450% due              10/01/2016               81            83
Ryland Acceptance Corp.
                                        11.500% due              12/25/2016               97            97
                                         8.200% due              09/25/2022               30            30
                                        14.000% due              11/25/2031              896           943
Ryland Mortgage Securities Corp.
                                         8.200% due              06/25/2021              $35           $35
                                         7.706% due              08/25/2022 (d)        1,995         2,043
                                         7.132% due              08/25/2029 (d)        2,769         2,785
                                         6.816% due              10/25/2031 (d)        4,546         4,501
Salomon Brothers Mortgage Securities
                                         7.669% due              11/25/2022 (d)          585           585
                                         8.528% due              07/01/2024 (d)        4,525         4,584
                                         6.219% due              04/25/2029 (d)       27,697        27,699
                                         6.259% due              04/25/2029 (d)        7,169         7,170
Santa Barbara Savings
                                         9.500% due              11/20/2018            2,228         2,224
Saxon Mortgage
                                         6.250% due              04/25/2009            4,225         4,181
                                         6.500% due              02/25/2024            2,082         2,033
                                         8.459% due              09/25/2024 (d)        4,464         4,526
Securitized Asset Sales, Inc.
                                         7.707% due              10/25/2023 (d)        1,534         1,528
                                         7.585% due              12/26/2023 (d)        1,321         1,299
                                         7.410% due              09/25/2024 (d)        9,900         9,816
Security Pacific National Bank
                                         6.004% due              03/25/2018 (d)           91            89

Small Business Investment Co.
                                         7.540% due              08/10/2009           87,128        87,396
                                         8.017% due              02/10/2010          104,000       106,791
                                         7.640% due              03/26/2010           69,185        68,860
Southern Pacific Secured Assets Corp.
                                         6.049% due              06/25/2028 (d)       41,153        40,748
Starwood Commercial Mortgage
                                         6.600% due              02/03/2009           12,054        11,684
Structured Asset Mortgage Investments, Inc.
                                         6.905% due              06/25/2028 (d)       40,348        38,812
                                         6.250% due              11/25/2028           14,878        13,263
                                         6.750% due              01/25/2029           10,000         9,281
                                         6.300% due              05/25/2029           21,766        20,944
                                         6.585% due              06/25/2029 (d)       31,842        31,570
                                         7.250% due              07/25/2029           27,623        27,171
                                         6.750% due              05/02/2030           22,701        20,970
Structured Asset Notes Transactions Ltd.
                                         6.650% due              08/30/2005           21,085        20,190
Structured Asset Securities Corp.
                                         7.000% due              12/25/2027           51,500        48,812
TMA Mortgage Funding Trust
                                         6.259% due              01/25/2029           37,974        37,974
Union Planters Mortgage Finance Corp.
                                         6.750% due              01/25/2028            4,000         3,729
                                         6.800% due              01/25/2028           15,000        14,343
Vendee Mortgage Trust
                                         7.750% due              03/15/2016              427           427
                                         7.500% due              08/15/2017              370           371
                                         7.750% due              05/15/2018              550           554
                                         6.500% due              05/15/2020           27,833        25,449
                                         6.836% due              01/15/2030           16,957        16,160
Western Federal Savings & Loan
                                         7.235% due              06/25/2021 (d)        3,808         3,794
                                                                                             --------------
                                                                                                 6,822,531
                                                                                             --------------
Federal Home Loan Mortgage Corporation 1.5%
                                         5.000% due              10/15/2020            1,000           939
                                         5.500% due  04/01/2001-04/13/2030  (g)        6,105         5,446
                                         5.750% due              08/15/2020              300           292
                                         5.861% due              12/01/2026 (d)        6,618         6,484
                                         6.000% due  12/01/2000-02/15/2025  (g)       44,777        43,360
                                         6.125% due  04/01/2017-06/01/2017  (d)(g)        56            56
                                         6.340% due              10/25/2023 (d)       16,742        17,209
                                         6.500% due  07/01/2001-05/01/2029  (g)      169,067       153,868
                                         6.537% due              11/01/2026 (d)        8,141         8,191
                                         6.704% due              11/01/2028 (d)       26,446        25,833
                                         6.750% due              01/17/2025           10,220        10,082
                                         6.775% due              11/01/2003               69            68
                                         6.826% due              07/01/2022 (d)        1,064         1,091
                                         6.863% due              07/01/2025 (d)        7,207         7,239
                                         6.900% due              07/01/2023 (d)          604           629
                                         6.922% due              05/01/2023 (d)          986         1,017
                                         6.945% due              08/01/2023 (d)        1,069         1,109
                                         6.957% due              08/01/2023 (d)        5,750         6,004
                                         7.000% due  05/01/2000-07/01/2028  (g)      $14,663       $14,478
                                         7.014% due              08/01/2024 (d)          208           216
                                         7.062% due              08/01/2023 (d)          514           530
                                         7.085% due              05/01/2027 (d)        1,045         1,080
                                         7.130% due              09/01/2023 (d)        2,562         2,675
                                         7.141% due              09/01/2023 (d)       10,793        11,178
                                         7.168% due  10/01/2023-07/01/2024  (d)(g)     3,256         3,374
                                         7.200% due              10/01/2006           73,733        72,409
                                         7.243% due              09/01/2023 (d)        1,547         1,602
                                         7.269% due              04/01/2024 (d)        7,202         7,387
                                         7.281% due              09/01/2027 (d)        2,949         2,966
                                         7.324% due              10/01/2023 (d)        1,820         1,869
                                         7.329% due              08/01/2023 (d)            9            10
                                         7.342% due              06/01/2024 (d)        1,143         1,180
                                         7.347% due              10/01/2023 (d)          994         1,021
                                         7.492% due              04/01/2029 (d)        1,421         1,462
                                         7.498% due              01/01/2024 (d)          536           550
                                         7.500% due  09/01/2003-08/01/2027  (g)       11,158        11,134
                                         7.625% due              01/01/2019 (d)            8             8
                                         7.631% due              09/01/2023 (d)        1,513         1,549
                                         7.750% due              04/01/2007               27            27
                                         7.751% due              05/01/2023 (d)        1,832         1,868
                                         7.777% due              04/01/2023 (d)          524           536
                                         7.818% due              01/01/2024 (d)          488           502
                                         7.834% due              07/01/2023 (d)        1,977         2,032
                                         7.907% due              10/01/2023 (d)          507           524
                                         7.954% due              11/01/2023 (d)          416           426
                                         7.957% due              10/01/2023 (d)        1,207         1,251

                                         7.980% due              11/01/2023 (d)          316           325
                                         8.000% due  01/01/2002-09/01/2018  (g)        3,279         3,279
                                         8.188% due              11/01/2023 (d)          347           350
                                         8.250% due  08/01/2007-12/01/2009  (g)          192           196
                                         8.500% due  09/01/2001-11/01/2024  (g)        5,353         5,458
                                         8.750% due  02/01/2001-12/01/2010  (g)          149           150
                                         8.900% due              11/15/2020           13,289        13,526
                                         9.000% due  01/01/2002-09/15/2020  (g)          638           649
                                         9.250% due  06/01/2009-11/01/2013  (g)          104           108
                                         9.500% due  08/01/2001-12/01/2022  (g)        1,447         1,509
                                         9.750% due  03/01/2001-05/01/2009  (g)           62            64
                                        10.000% due  06/01/2004-03/01/2021  (g)        1,134         1,185
                                        10.100% due              09/01/2016              321           341
                                        10.250% due  03/15/2009-05/01/2009  (g)        1,200         1,271
                                        10.500% due  10/01/2017-01/01/2021  (g)          448           481
                                        11.000% due  11/01/2009-05/01/2020  (g)          682           729
                                        11.250% due  10/01/2009-09/01/2015  (g)          133           143
                                        11.500% due  05/01/2000-01/01/2018  (g)           80            87
                                        12.500% due              12/01/2012               19            20
                                        13.250% due              10/01/2013               80            90
                                        14.000% due              04/01/2016               21            24
                                        15.500% due  08/01/2011-11/01/2011  (g)           16            18
                                        16.250% due              05/01/2011                3             3
                                                                                             --------------
                                                                                                   462,767
                                                                                             --------------
Federal Housing Administration 1.5%
                                         6.500% due  02/15/2001-03/01/2040  (g)        8,005         7,322
                                         6.630% due  05/28/2039-07/01/2040  (g)        3,091         2,843
                                         6.687% due              07/25/2040            6,054         5,676
                                         6.750% due              07/15/2001            6,157         5,790
                                         6.755% due  06/25/2039-03/01/2041  (g)       17,647        16,206
                                         6.780% due              05/28/2039            3,908         3,691
                                         6.790% due              05/01/2039           10,902        10,688
                                         6.830% due              12/01/2039            3,497         3,313
                                         6.875% due              11/01/2015            3,153         2,960
                                         6.880% due  10/25/2040-02/01/2041  (g)       22,283        20,728
                                         6.896% due              07/01/2020           24,393        22,929
                                         6.900% due              12/01/2040           22,769        21,502
                                         6.930% due              01/01/2036           15,969        15,800
                                         7.000% due              11/15/2040            1,801         1,693
                                         7.050% due              03/25/2040            4,517         4,238
                                         7.125% due              03/01/2034            4,427         4,246
                                         7.211% due              12/01/2021            2,741         2,723
                                         7.250% due  12/01/2021-06/01/2040  (g)       19,996        19,652
                                         7.310% due              06/01/2041           23,566        22,851
                                         7.315% due              08/01/2019           34,187        32,638
                                         7.317% due              05/01/2019            4,850         4,658
                                         7.350% due              11/01/2022            6,080         6,032
                                         7.375% due  03/01/2019-01/01/2024  (g)      $15,732       $15,384
                                         7.400% due              02/01/2021            2,290         2,284
                                         7.430% due  12/01/2016-05/01/2025  (g)      116,016       115,048
                                         7.450% due              04/01/2040            2,507         2,464
                                         7.465% due              11/01/2019           31,958        31,896
                                         7.500% due  03/01/2032-09/30/2039  (g)       12,885        12,626
                                         7.580% due              04/01/2040            5,109         5,020
                                         7.630% due              08/01/2041           17,187        16,856
                                         7.650% due  11/01/2018-11/01/2040  (g)        7,560         7,449
                                         7.700% due              03/15/2041            5,557         5,521
                                         7.750% due              11/15/2039            5,538         5,488
                                         7.880% due              12/01/2039           13,423        13,462
                                         8.250% due  10/29/2023-01/01/2041  (g)        9,545         9,628
                                                                                             --------------
                                                                                                   481,305
                                                                                             --------------

Federal National Mortgage Association 1.2%
                                         4.750% due              11/14/2003              250           232
                                         5.000% due  12/25/2021-04/18/2027  (g)        2,000         1,768
                                         5.500% due  02/01/2014-12/01/2028  (g)          258           235
                                         5.650% due              04/25/2005               40            39
                                         5.911% due              09/01/2017 (d)        4,592         4,406
                                         5.919% due              09/01/2024 (d)        2,201         2,145
                                         5.922% due              11/01/2035 (d)            0             0
                                         6.000% due  05/01/2000-05/01/2029  (g)       46,987        43,790
                                         6.090% due              12/01/2008               49            46
                                         6.190% due              04/01/2027 (d)          148           146
                                         6.200% due              04/25/2005               31            31
                                         6.250% due              07/25/2007              100            99
                                         6.390% due              05/25/2036           28,696        24,160
                                         6.420% due              12/01/2007              150           142
                                         6.450% due              09/25/2016            2,461         2,437
                                         6.500% due  04/01/2003-06/17/2038  (g)       50,514        46,674
                                         6.573% due              04/01/2026 (d)        1,286         1,292
                                         6.600% due              09/25/2018            3,376         3,359
                                         6.633% due              12/01/2027 (d)        9,222         9,224
                                         6.687% due              08/01/2027 (d)       45,986        45,640
                                         6.750% due              08/01/2003              296           295
                                         6.752% due              09/01/2024 (d)        1,442         1,479
                                         6.835% due              07/01/2003               67            66
                                         6.843% due              07/01/2024 (d)        4,961         5,076
                                         6.925% due              10/01/2027 (d)        5,509         5,529
                                         6.950% due              03/25/2026              300           296
                                         7.000% due  07/01/2001-12/20/2027  (g)      124,671       122,451
                                         7.030% due              11/01/2025 (d)        1,409         1,450
                                         7.050% due              11/01/2025 (d)        4,246         4,431
                                         7.102% due              05/01/2024 (d)        2,549         2,692
                                         7.136% due              09/01/2022 (d)        1,330         1,358
                                         7.190% due              05/01/2026 (d)          652           675
                                         7.227% due              09/01/2025 (d)        2,049         2,105
                                         7.250% due  05/01/2002-01/01/2023  (g)       11,048        10,732
                                         7.261% due              09/01/2022 (d)        1,387         1,407
                                         7.289% due              03/01/2025 (d)        3,356         3,455
                                         7.332% due              11/01/2025 (d)        2,193         2,253

                                         7.340% due              01/01/2026 (d)        1,329         1,365
                                         7.350% due              09/01/2027 (d)        2,003         2,055
                                         7.409% due              11/01/2023 (d)        1,050         1,077
                                         7.450% due              11/01/2023 (d)          167           172
                                         7.465% due              10/01/2023 (d)          382           394
                                         7.491% due              01/01/2024 (d)        2,014         2,068
                                         7.500% due  10/01/2002-12/01/2022  (g)        4,098         4,093
                                         7.555% due              12/01/2023 (d)          889           904
                                         7.565% due              12/01/2023 (d)        1,102         1,127
                                         7.566% due              09/01/2023 (d)        3,137         3,284
                                         7.579% due              01/01/2024 (d)          424           431
                                         7.652% due              02/01/2026 (d)          592           602
                                         7.690% due              01/01/2024 (d)          696           707
                                         7.750% due              06/01/2009              170           171
                                         7.853% due              03/01/2026 (d)        2,344         2,395
                                         7.896% due              01/01/2024 (d)          197           202
                                         8.000% due  09/01/2001-02/17/2025  (g)        3,090         3,120
                                         8.250% due  10/01/2008-02/01/2017  (g)          538           547
                                         8.500% due  07/01/2001-02/01/2022  (g)        2,309         2,355
                                         9.000% due  10/01/2004-04/01/2017  (g)          897           924
                                         9.250% due              10/01/2001                6             6
                                         9.500% due  12/01/2006-07/01/2022  (g)           76            80
                                         9.750% due              11/01/2008              $60           $63
                                        10.000% due  09/01/2003-05/01/2022  (g)          904           960
                                        10.500% due  01/01/2016-04/01/2022  (g)          601           645
                                        10.750% due              03/01/2014               25            27
                                        11.000% due  09/01/2019-11/01/2020  (g)          149           163
                                        11.500% due  08/20/2016-11/01/2019  (g)           92           100
                                        12.000% due              05/01/2016               10            11
                                        12.500% due              10/01/2015               37            41
                                        13.000% due              09/01/2013               35            39
                                        13.250% due              09/01/2011               14            16
                                        14.500% due  11/01/2011-01/01/2013  (g)           49            55
                                        14.750% due  08/01/2012-11/01/2012  (g)          177           208
                                        15.000% due              10/15/2012               95           112
                                        15.500% due  10/01/2012-12/01/2012  (g)           16            19
                                        15.750% due  12/01/2011-08/01/2012  (g)          111           130
                                        16.000% due              09/01/2012              125           144
                                                                                             --------------
                                                                                                   382,427
                                                                                             --------------
Government National Mortgage Association 24.6%
                                         5.500% due  04/20/2024-04/19/2030  (d)(g)   104,876       100,405
                                         5.650% due              10/15/2012               11            10
                                         6.000% due  10/15/2008-04/19/2030  (d)(g) 1,991,708     1,832,909
                                         6.125% due              11/20/2027 (d)          283           285
                                         6.320% due              02/16/2030 (d)       14,749        14,729
                                         6.375% due  06/20/2021-03/20/2028  (d)(g)   536,285       538,203
                                         6.500% due  05/15/2001-10/15/2038  (d)(g) 2,645,136     2,493,882
                                         6.625% due              01/15/2040            9,635         9,069
                                         6.750% due  07/15/2001-06/20/2028  (d)(g)   434,602       432,182
                                         6.800% due  09/15/2001-10/15/2040             3,000         2,886
                                         6.820% due              09/15/2001           15,415        14,872
                                         6.850% due              10/15/2040            1,706         1,607
                                         6.875% due              04/20/2023 (d)          341           347
                                         7.000% due  10/15/2001-04/19/2030  (g)      551,688       533,275
                                         7.125% due  12/20/2020-12/20/2027  (d)(g)   375,938       380,367
                                         7.250% due              08/20/2027 (d)           50            51
                                         7.500% due  01/15/2003-05/22/2030  (d)(g) 1,290,953     1,279,342
                                         7.700% due              02/15/2002            1,196         1,185
                                         7.750% due              07/15/2001            1,520         1,509
                                         8.000% due  05/15/2001-04/19/2030  (g)       78,758        79,383
                                         8.125% due  07/15/2001-12/01/2039  (g)        3,680         3,722
                                         8.250% due  08/15/2004-05/15/2022  (g)          460           469
                                         8.500% due  06/15/2001-01/20/2027  (g)        6,370         6,506
                                         8.750% due  03/15/2007-07/15/2007  (g)          100           101
                                         9.000% due  06/15/2001-07/20/2022  (g)        4,910         5,116
                                         9.250% due  07/15/2003-12/20/2016  (g)          199           205
                                         9.500% due  04/15/2001-08/15/2023  (g)        4,746         4,999
                                         9.750% due  09/15/2002-01/15/2021  (g)          136           140
                                        10.000% due  04/15/2001-02/15/2025  (g)        5,751         6,136
                                        10.250% due              02/20/2019               28            30

                                        10.500% due  06/15/2004-09/15/2021  (g)          788           848
                                        11.000% due  01/15/2001-03/15/2019  (g)          261           282
                                        11.250% due  03/15/2001-12/20/2015  (g)           37            40
                                        11.500% due  10/15/2010-10/15/2013  (g)           50            56
                                        12.000% due  11/15/2012-05/15/2016  (g)          262           293
                                        12.500% due              01/15/2011                1             1
                                        13.000% due  12/15/2012-10/15/2014  (g)           20            23
                                        13.250% due              10/20/2014               20            23
                                        13.500% due  10/15/2012-11/15/2014  (g)          108           124
                                        15.000% due  02/15/2012-10/15/2012  (g)           99           118
                                        16.000% due  01/15/2012-05/15/2012  (g)           72            86
                                        17.000% due  11/15/2011-12/15/2011  (g)           71            87
                                                                                             --------------
                                                                                                 7,745,903
                                                                                             --------------
Other Mortgage-Backed Securities 0.7%
Bank of America
                                         9.000% due              03/01/2008               40            41
CDC Depositor Trust I
                                         6.212% due              01/15/2003 (d)       20,709        20,632
Citibank, NA
                                         8.000% due              07/25/2018               45            45
Commercial Mortgage Asset Trust
                                         6.640% due              09/17/2010              455           426
Countrywide Funding Corp.
                                         6.750% due              03/25/2024           11,854        10,313
DBL Mortgage Funding
                                         9.500% due              08/01/2019                8             8
Federal Home Loan Mortgage Corp.
                                        11.875% due              06/15/2013              $40           $42
FFCA Secured Lending Corp.
                                         7.850% due              05/18/2017           28,900        28,778
First Interstate Bancorp
                                         9.125% due              01/01/2009 (l)           10            10
General Electric Capital Mortgage Services, Inc.
                                         7.250% due              07/25/2011            2,638         2,630
General Electric Credit Corp.
                                         8.000% due              03/01/2002 (l)           13            14
German American Capital Corp.
                                         8.360% due              09/30/2002              965           940
                                         4.306% due              07/01/2018 (d)        8,531         8,321
Great Western Savings & Loan
                                         5.952% due              08/01/2017 (d)          127           122
Guardian
                                         6.521% due              12/25/2018 (d)           50            50

Home Savings of America
                                         8.464% due              08/01/2006               56            55
                                         5.722% due              05/25/2027 (d)        2,315         2,196
                                         6.066% due              08/20/2029 (d)        8,761         8,597
Imperial Savings & Loan
                                         8.221% due              01/25/2017 (d)           63            63
                                         8.847% due              07/25/2017 (d)          248           247
LTC Commercial Corp.
                                         7.100% due              11/28/2012            3,232         3,201
Merrill Lynch Mortgage
                                         7.428% due              06/15/2021 (d)        1,089         1,065
Mid-State Trust
                                         8.330% due              04/01/2030           66,403        67,037
Morgan Stanley Mortgage Trust
                                         8.150% due              07/20/2021                5             5
Resolution Trust Corp.
                                         7.408% due              09/25/2020 (d)          218           205
                                         6.897% due              05/25/2029 (d)        3,504         3,462
Salomon Brothers Mortgage Securities
                                        11.500% due              09/01/2015              819           820
Sasco Floating Rate Commercial Mortgage
                                         6.280% due              11/20/2001 (d)       58,183        58,326
Sears Mortgage
                                        12.000% due              02/25/2014              617           615
                                         7.431% due              10/25/2022 (d)        2,135         2,159
TIAA Retail Commercial Mortgage
                                         7.170% due              04/15/2008            9,563         9,394
Western Federal Savings & Loan
                                         6.523% due              11/25/2018 (d)            6             6
                                                                                             --------------
                                                                                                   229,825
                                                                                             --------------
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
                                         7.200% due              07/25/2024              339            33
Federal Home Loan Mortgage Corp. (IO)
                                         6.500% due              08/15/2006              244             6
                                         6.500% due              11/15/2006              606            14
                                         6.500% due              03/15/2007              726            15
                                         5.750% due              09/15/2007 (d)        5,714           348
                                         6.000% due              10/15/2007              275            18
                                         6.000% due              01/15/2008              128             7
                                         5.428% due              02/15/2008 (d)          576            50
                                         6.400% due              10/15/2008               87             8
                                         6.500% due              08/15/2016              742            12
                                         6.500% due              08/15/2017              189             4
                                         7.000% due              04/15/2018              873            56
                                         7.500% due              08/15/2018               39             1
                                         8.845% due              01/15/2021                2            45
                                         9.000% due              05/15/2022              103            27
                                         6.500% due              09/15/2023              335            42
Federal National Mortgage Association (IO)
                                         6.500% due              07/25/2006            1,143            35
                                         7.272% due              09/25/2006                3            24
                                         6.500% due              02/25/2007            1,579            95
                                         6.500% due              07/25/2007              418            18
                                         6.500% due              09/25/2007            2,093           137
                                         6.500% due              10/25/2007              660            37
                                         6.500% due              03/25/2009 (d)       28,048           546
                                         7.000% due              08/25/2016               48             0
                                         6.500% due              08/25/2020           $2,666          $264
                                        10.070% due              01/25/2021                0             4
                                         7.500% due              04/25/2021            1,700           282
                                         9.032% due              08/25/2021                6           160
                                         0.950% due              11/25/2021 (d)       26,064           387
                                         6.500% due              10/25/2022              166            15
                                         6.500% due              01/25/2023            3,029           486

Federal National Mortgage Association (PO)
                                         0.000% due              09/01/2007              752           593
                                         0.000% due              02/25/2021              606           592
                                         0.000% due              06/25/2022              589           560
                                         0.000% due              08/25/2023              295           197
PaineWebber (IO)
                                        13.595% due              08/01/2019                1            43
Vendee Mortgage Trust (IO)
                                         0.542% due              06/15/2023 (d)      161,672         2,854
                                                                                             --------------
                                                                                                     8,015
                                                                                             --------------
Total Mortgage-Backed Securities                                                                16,132,773
                                                                                             --------------
(Cost $16,410,409)
ASSET-BACKED SECURITIES 8.0%
Advanta Mortgage Loan Trust
                                         6.325% due              05/25/2027 (d)          667           657
                                         6.525% due              08/25/2029 (d)        3,040         3,050
Advanta Revolving Home Equity Loan Trust
                                         6.249% due              01/25/2024 (d)       32,588        32,609
AFC Home Equity Loan Trust
                                         6.806% due              10/25/2026 (d)        2,711         2,727
 Allied Waste Industries, Inc.
                                         8.938% due              07/30/2006            9,736         8,838
Allied Waste North America, Inc.
                                         8.938% due              07/30/2006 (d)       17,309        15,713
                                         9.125% due              07/30/2007 (d)       24,881        22,587
                                         9.188% due              07/30/2007 (d)        7,573         6,875
America West Airlines
                                        10.500% due              01/02/2004 (d)           20            20
American Express Credit Account Master Trust
                                         6.800% due              12/15/2003            1,500         1,496
American Express Master Trust
                                         7.850% due              08/15/2005              220           225
American Stores Co.
                                         6.504% due              08/30/2004           20,000        19,776
Americredit Automobile Receivable Trust
                                         6.540% due              05/12/2001              222           222
                                         5.304% due              10/12/2002           17,594        17,494
                                         5.780% due              05/12/2003           43,000        42,272
Amresco Residential Securities Mortgage Loan Trust
                                         6.325% due              10/25/2027 (d)        2,920         2,919
                                         6.280% due              05/25/2028 (d)       18,759        18,748
                                         7.875% due              09/25/2028 (d)        2,448         2,356
Arcadia Automobile Receivables Trust
                                         6.250% due              09/15/2002           45,649        45,611
                                         5.900% due              11/15/2002           17,289        17,248
                                         6.300% due              07/15/2003           26,025        25,735
                                         6.900% due              12/15/2003           19,431        19,333
Associates Manufactured Housing
                                         7.000% due              03/15/2027            6,258         6,256
Banc One Home Equity Trust
                                         6.460% due              06/25/2029           30,682        30,508
BankBoston Home Equity Loan Trust
                                         6.280% due              11/25/2010               82            82
Bayview Financial Acquisition
                                         6.429% due              02/25/2029 (d)        5,593         5,597
Brazos Student Loan Finance Co.
                                         6.430% due              06/01/2023 (d)       32,700        32,368
                                         6.093% due              12/01/2025 (d)       22,750        22,797
California Infrastructure
                                         6.150% due              06/25/2002            1,143         1,142
Champion Home Equity Loan Trust
                                         6.139% due              03/25/2029 (d)        5,467         5,431
Charter Commercial Holdings LLC
                                         8.540% due              03/31/2008           19,297        19,134
                                         8.580% due              03/31/2008           22,703        22,510

Chase Credit Card Master Trust
                                         6.660% due              01/15/2007             $645          $631
Chase Manhattan Auto Owner Trust
                                         5.750% due              10/15/2001              221           221
Chase Manhattan Grantor Trust
                                         5.200% due              02/15/2002              157           156
                                         6.610% due              09/15/2002            1,119         1,119
Chase Mortgage Finance Corp.
                                         6.750% due              10/25/2028           39,000        36,191
Citibank Credit Card Master Trust
                                         6.473% due              05/15/2002              600           600
CMC Securities Corp. IV
                                         7.250% due              11/25/2027            1,221         1,184
Columbia/HCA Healthcare
                                         6.730% due              07/15/2045           14,760        13,682
Community Program Loan Trust
                                         4.500% due              10/01/2018           25,435        22,574
                                         4.500% due              04/01/2029           26,000        19,159
Conseco Finance
                                         6.290% due              10/15/2030           20,072        20,042
Contimortgage Home Equity Loan Trust
                                         6.174% due              10/15/2012 (d)        6,628         6,622
                                         6.130% due              03/15/2013            4,262         4,242
                                         6.420% due              04/25/2014              494           491
                                         6.400% due              06/15/2014            2,000         1,978
                                         6.770% due              01/25/2018           41,700        40,722
                                         6.990% due              03/15/2021              350           348
                                         6.930% due              11/25/2022           36,800        36,249
                                         7.220% due              01/15/2028               80            79
                                         6.144% due              06/15/2028 (d)        3,780         3,774
                                         6.214% due              08/15/2028 (d)        1,393         1,392
Copelco Capital Funding Corp.
                                         6.340% due              07/20/2004               13            13
CPS Auto Trust
                                         5.995% due              06/15/2002            7,000         6,993
Cross Country Master Credit
                                         6.281% due              06/15/2006 (d)          300           300
CS First Boston Mortgage Securities Corp.
                                         6.750% due              09/25/2028            6,960         6,475
Daimler-Benz Vehicle Trust
                                         5.230% due              12/20/2001              110           110
                                         6.050% due              03/31/2005            3,224         3,208
Delta Air Lines Equipment Trust
                                         9.230% due              07/02/2002 (l)        7,081         7,211
                                        10.500% due              01/02/2007 (l)        6,167         6,756
                                        10.570% due              01/02/2007 (l)       15,881        18,105
                                         9.550% due              01/02/2008 (l)        7,773         8,138
                                        10.430% due              01/02/2011              960         1,042
                                        10.000% due              06/05/2013           10,828        11,795
Delta Funding Home Equity Loan
                                         6.140% due              02/15/2018           38,082        37,907
                                         6.191% due              09/15/2029 (d)       12,019        12,072
Discover Card Master Trust
                                         5.600% due              05/16/2006            1,600         1,518
                                         6.260% due              10/16/2013 (d)          400           404
Duck Auto Grantor Trust
                                         5.650% due              03/15/2004            8,073         7,950
DVI Business Credit Receivable
                                         6.461% due              10/15/2003 (d)        3,850         3,894

EQCC Home Equity Loan Trust
                                         6.235% due              04/15/2008               10            10
                                         6.050% due              01/25/2010              254           253
                                         6.548% due              04/25/2010              446           443
                                         6.710% due              07/15/2011              226           226
                                         6.045% due              10/15/2027 (d)          988           987
                                         5.770% due              03/20/2029              249           247
Equivantage Home Equity Loan Trust
                                         6.550% due              10/25/2025               87            85
Felco Funding LLC
                                         5.980% due              09/15/2001              453           451
Fidelity Equipment Lease Trust
                                         5.860% due              09/15/2001           27,949        27,823
First Alliance Mortgage Loan Trust
                                         6.451% due              03/20/2031 (d)       17,761        17,772
First Merchants Auto Trust
                                         6.850% due              11/15/2002              $34           $34
First Omni Bank
                                         6.650% due              09/15/2003 (d)        1,500         1,495
First Plus Home Loan Trust
                                         6.800% due              03/10/2012            9,940         9,929
First Security Auto Grantor Trust
                                         6.100% due              04/15/2003            1,126         1,123
                                         5.970% due              04/15/2004              168           166
First Security Auto Owner Trust
                                         5.492% due              04/15/2002              200           200
First Security Corp.
                                         5.875% due              11/01/2003            9,000         8,520
First Union Master Credit Card Trust
                                         6.633% due              09/15/2003           88,750        88,900
First USA Credit Card Master Trust
                                         6.125% due              09/17/2003 (d)          300           300
FMAC Loan Receivables Trust
                                         6.200% due              09/15/2020              300           289
                                         6.500% due              09/15/2020              246           222
                                         6.830% due              09/15/2020              680           612
Ford Credit Auto Owner Trust
                                         6.050% due              04/15/2001               66            66
                                         5.310% due              04/16/2001               71            71
                                         5.470% due              09/15/2001              560           558
                                         5.650% due              10/15/2001              106           105
                                         5.770% due              11/15/2001           20,799        20,747
                                         6.200% due              04/15/2002              721           720
Ford Motor Credit Corp.
                                         5.500% due              02/15/2003            5,300         5,234
Fred Meyer, Inc.
                                         6.813% due              03/19/2003 (d)       12,405        12,261
General Motors Acceptance Corp.
                                         6.500% due              04/15/2002            7,182         7,160
GMAC Mortgage Corp. Loan
                                         6.270% due              11/18/2025 (d)       46,648        46,672
                                         7.930% due              03/25/2030           42,000        41,905
Green Tree Financial Corp.
                                         7.150% due              07/15/2027              448           449
                                         6.490% due              03/15/2028           50,107        49,789
                                         6.420% due              11/15/2028            2,060         2,050
                                         5.850% due              11/01/2029              104           104
                                         6.870% due              04/01/2030            1,105         1,047
                                         6.660% due              06/01/2030            1,405         1,301
                                         5.600% due              12/01/2030              322           320
                                         5.510% due              02/01/2031              474           472
Green Tree Floorplan Receivables Master Trust
                                         6.811% due              11/01/2004 (d)       46,000        46,273
Green Tree Home Equity Loan Trust
                                         5.590% due              02/15/2013              149           149
                                         6.040% due              06/15/2029              144           144
                                         5.990% due              07/15/2030              506           504

Green Tree Home Improvement Loan
                                         5.907% due              08/15/2007              120           120
                                         6.390% due              01/15/2029            7,984         7,983
Green Tree Lease Finance
                                         6.170% due              09/20/2005              146           146
Green Tree Recreational Equipment
                                         6.430% due              04/17/2006            3,300         3,273
Harley-Davidson Eaglemark
                                         5.250% due              07/15/2003              172           170
HFC Home Equity Loan
                                         6.830% due              12/20/2016              413           411
Honda Auto Receivables Grantor
                                         5.850% due              02/15/2003               69            69
                                         5.950% due              05/15/2003               98            98
Household Consumer Loan Trust
                                         6.305% due              08/15/2006 (d)       22,543        22,296
IKON Receivables LLC
                                         5.600% due              05/15/2005           31,029        30,961
IMC Home Equity Loan Trust
                                         6.310% due              12/20/2012              117           117
                                         7.210% due              07/25/2026 (d)          795           783
IMPAC Secured Assets CMN Owner
                                         7.770% due              07/25/2025            2,000         1,919
Indymac Home Equity Loan
                                         6.149% due              10/25/2029 (d)      $17,490       $17,468
Indymac Manufactured Housing
                                         6.170% due              12/25/2011            6,000         5,906
Korea National Housing
                                         9.313% due              05/23/2001 (l)       94,000        94,940
Long Beach Acceptance Auto
                                         6.940% due              09/19/2007            4,750         4,727
Lyondell Petroleum
                                         9.383% due              06/17/2003              962           961
                                         9.613% due              12/31/2003 (d)       79,088        79,717
MBNA Master Credit Card Trust
                                         6.050% due              11/15/2002              245           245
Mellon Bank Home Equity
                                         5.900% due              10/25/2010           17,301        17,141
Merit Securities Corp.
                                         6.160% due              07/28/2033            8,909         8,830
                                         7.880% due              12/28/2033           34,400        34,529
Metlife Capital Equipment Loan Trust
                                         6.850% due              05/20/2008 (d)          320           317
Metris Master Trust
                                         6.721% due              04/20/2006 (d)       20,000        20,118
Metropolitan Asset Funding, Inc.
                                         6.585% due              04/25/2029 (d)       14,188        14,095
MMCA Automobile Trust
                                         6.300% due              06/15/2002              616           616
Money Store Home Equity Trust
                                         7.380% due              03/15/2017               29            29
                                         7.550% due              02/15/2020              500           500
                                         6.345% due              11/15/2021 (d)        1,157         1,148
                                         6.015% due              05/15/2025 (d)        3,948         3,951
                                         6.490% due              10/15/2026           17,000        16,915

MPC Natural Gas Funding Trust
                                         6.200% due              03/15/2013            9,546         9,155
Myra Ums Tranche
                                         5.733% due              12/23/2006            1,561         1,430
Myra-United Mexican States
                                         5.813% due              10/20/2006 (d)          444           417
                                         7.000% due              12/23/2006 (d)        2,984         2,805
                                         7.163% due              12/23/2006 (d)        7,976         7,252
                                         7.063% due              12/23/2006 (d)          951           858
                                         7.000% due              12/23/2006 (d)        2,251         2,061
                                         6.188% due              12/23/2006 (d)           31            29
                                         5.813% due              12/23/2006 (d)        4,193         3,783
                                         7.000% due              12/23/2006 (d)          876           771
National Medical Care
                                         7.188% due              09/30/2003           24,597        24,305
                                         7.250% due              09/30/2003 (d)       28,486        28,148
NationsBanc Montgomery Funding Corp.
                                         6.750% due              06/25/2028           10,000         9,298
                                         6.750% due              08/25/2028           20,009        17,579
Nationsbank Credit Card Master Trust
                                         6.450% due              04/15/2003              225           225
New Holland Equipment Receivables
                                         6.390% due              10/15/2002              525           523
Newcourt Receivable Asset Trust
                                         6.240% due              12/20/2004                3             3
Nissan Auto Receivables
                                         6.390% due              10/15/2002               73            73
Nomura CBO Ltd.
                                         6.670% due              05/15/2009            1,900         1,927
Norwest Asset Securities Corp.
                                         6.500% due              04/25/2013           20,642        19,526
                                         6.500% due              06/25/2013           10,696        10,113
                                         7.500% due              03/25/2027           40,787        39,519
                                         6.750% due              05/25/2028           27,707        25,273
                                         6.750% due              07/25/2028           12,657        11,465
                                         6.200% due              09/25/2028           19,077        18,905
NPF XI, Inc.
                                         6.815% due              07/01/2001            8,960         8,959
NPF XII, Inc.
                                         7.050% due              06/01/2003           31,000        30,666
Olympic Automobile Receivable Trust
                                         6.050% due              08/15/2002           10,368        10,364
Option One Mortgage Loan Trust
                                         5.880% due              05/25/2029             $238          $237
PP&L Transition Bond Co.
                                         6.830% due              03/25/2007           28,800        28,354
Premier Auto Trust
                                         5.770% due              01/06/2002            9,780         9,765
                                         5.820% due              02/08/2002              870           868
Primedia, Inc.
                                         8.740% due              07/31/2004 (d)       20,000        19,860
Republic of Korea
                                         8.063% due              04/08/2001 (d)        5,204         5,224
Residential Asset Securities Corp.
                                         5.979% due              04/25/2014 (d)          439           439
                                         6.960% due              07/25/2014           43,712        43,547
                                         6.240% due              02/25/2017            5,941         5,888
                                         6.600% due              01/25/2020            5,200         5,140
                                         7.075% due              09/25/2020              190           189
                                         7.998% due              10/25/2024 (d)        6,329         6,284
                                         6.781% due              10/25/2027 (d)        2,963         2,954
                                         6.750% due              03/25/2028           40,000        36,659
RJR Nabisco
                                         7.500% due              12/31/2001 (d)       24,948        24,948

Salomon Brothers Mortgage Securities
                                         6.179% due              06/25/2029 (d)       47,846        47,809
                                         6.305% due              11/15/2029 (d)       21,011        21,024
                                         7.043% due              11/15/2029 (d)        5,800         5,799
Saxon Asset Securities Trust
                                         6.355% due              05/25/2029 (d)       11,362        11,336
Sears Credit Account Master Trust
                                         6.050% due              01/16/2008              500           485
                                         7.000% due              07/15/2008              500           498
Stone Container Corp.
                                         9.500% due              10/01/2003            2,716         2,716
                                         9.688% due              10/01/2003 (d)        2,716         2,716
Texas Cable Partners
                                         7.680% due              06/24/2007            5,000         4,975
Total Renal Care
                                        10.250% due              03/31/2008           47,040        40,572
Toyota Auto Lease Trust
                                         6.450% due              04/26/2004              300           298
UCFC Home Equity Loan
                                         6.475% due              06/15/2012               36            36
                                         8.200% due              09/15/2027               70            71
                                         6.870% due              07/15/2029               70            65
UCFC Manufactured Housing
                                         5.945% due              01/15/2010 (d)        8,324         8,331
UniCapital Corp.
                                         6.540% due              07/23/2002           39,800        39,682
United Air Lines Equipment Trust
                                         9.200% due              03/22/2008            3,950         4,142
                                        10.360% due              11/13/2012            7,000         7,859
                                        10.020% due              03/22/2014            6,925         7,588
                                        10.850% due              07/05/2014           34,111        39,726
                                        10.850% due              02/19/2015            1,500         1,736
                                        10.125% due              03/22/2015           14,300        16,464
                                         9.060% due              06/17/2015            5,000         5,367
                                         9.210% due              01/21/2017            2,000         2,078
USAA Auto Loan Grantor Trust
                                         6.150% due              05/15/2004            2,013         2,004
                                         5.800% due              01/15/2005            3,862         3,825
WFS Financial Owner Trust
                                         6.100% due              03/20/2002               43            43
                                         6.411% due              07/20/2002           43,500        43,440
                                         6.920% due              01/20/2004           27,125        27,039
WMC Mortgage Loan
                                         6.335% due              10/15/2029           94,586        94,645
Ziff-Davis, Inc.
                                         9.125% due              03/31/2006            2,850         2,846
                                                                                             --------------
Total Asset-Backed Securities                                                                    2,507,373
                                                                                             --------------
(Cost $2,536,355)
SOVEREIGN ISSUES 2.8%
African Development Bank
                                         9.300% due              07/01/2000             $200          $201
Central Bank Philippines
                                         6.500% due              06/01/2008 (d)          368           353
Government of Brazil
                                         7.000% due              01/01/2001 (d)       29,372        29,264
                                         6.938% due              04/15/2006 (d)       43,287        39,283
Hellenic Republic
                                         6.684% due              06/06/2001 (d)       20,000        20,327
Hydro Quebec
                                         7.375% due              02/01/2003              150           150
Kingdom of Jordan
                                         5.500% due              12/23/2023           18,000        12,303

Kingdom of Sweden
                                        10.250% due              11/01/2015              500           589
Nacional Financiera
                                         9.750% due              03/12/2002           10,000        10,285
                                         7.975% due              05/08/2003 (d)        7,750         7,694
New Brunswick
                                         7.125% due              10/01/2002            1,700         1,696
Nova Scotia Province
                                         6.099% due              05/14/2001 (d)        5,000         4,991
Providence of Newfoundland
                                         9.000% due              06/01/2019              500           572
Province of Nova Scotia
                                         9.375% due              07/15/2002            1,000         1,043
Province of Ontario
                                         6.125% due              06/28/2000              800           801
                                         7.750% due              06/04/2002              200           202
                                         7.625% due              06/22/2004            1,000         1,016
                                         7.000% due              08/04/2005            1,000           990
                                         6.000% due              02/21/2006            1,800         1,691
                                         5.500% due              10/01/2008           12,000        10,656
Province of Quebec
                                         7.500% due              07/15/2002            6,000         6,031
                                         8.800% due              04/15/2003              100           104
                                         6.270% due              06/11/2004 (d)       15,500        15,464
Republic of Argentina
                                        11.786% due              04/10/2005 (d)      162,145       152,011
Republic of Bulgaria
                                         7.063% due              07/28/2011 (d)        2,500         1,981
                                         2.750% due              07/28/2012 (d)       20,000        14,421
                                         7.063% due              07/28/2024 (d)       32,000        25,722
Republic of Chile
                                         6.875% due              04/28/2009           25,000        23,255
Republic of Colombia
                                         9.750% due              04/23/2009           16,150        15,100
                                         8.700% due              02/15/2016              115            87
Republic of Croatia
                                         7.000% due              02/27/2002            5,650         5,483
Republic of Korea
                                         7.594% due              04/08/2000 (d)        7,132         7,159
                                         8.281% due              04/08/2000 (d)        9,899         9,936
                                         8.594% due              04/08/2000 (d)       26,120        26,218
Republic of Panama
                                         7.875% due              02/13/2002              500           490
                                         7.001% due              05/14/2002 (d)          930           908
                                         4.250% due              07/17/2014            6,250         5,051
Republic of Peru
                                         3.750% due              03/07/2017            2,000         1,226
                                         4.500% due              03/07/2017 (d)        5,750         3,853
Republic of Philippines
                                         6.938% due              01/05/2005 (d)        8,830         8,796
                                         6.500% due              12/01/2017            7,000         6,416
                                         9.875% due              01/15/2019            5,800         5,249
                                         9.500% due              10/21/2024           55,702        53,613
Republic of Poland
                                         3.500% due              10/27/2024 (d)       77,040        47,765
                                         4.000% due              10/27/2024            3,000         2,003
Republica Orient Uruguay
                                         7.250% due              05/04/2009            2,500         2,369
State of Israel
                                         6.200% due              06/14/2003               25            24
United Mexican States
                                         6.930% due              04/07/2000 (d)      $81,590       $81,657
                                         7.439% due              06/27/2002 (d)       94,250        92,916
                                         6.263% due              04/07/2004 (d)       17,681        17,672
                                         9.780% due              04/07/2004 (d)       45,236        47,298
                                         7.500% due              03/08/2010           15,000        14,555
                                         6.250% due              12/31/2019           38,110        32,526
                                                                                             --------------
Total Sovereign Issues                                                                             871,466
                                                                                             --------------
(Cost $862,873)


FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.9%
AXA
                                         2.500% due              01/01/2014     EC     2,475         2,346
City of Montreal
                                        11.500% due              09/20/2000     C$     7,000         4,948
Commonwealth of New Zealand
                                        10.000% due              03/15/2002 (j) N$   102,500        53,587
                                         5.500% due              04/15/2003           80,000        38,067
                                         4.500% due              02/15/2016           73,000        35,553
Export-Import Bank Korea
                                         3.840% due              10/06/2000 (d) DM     5,000         2,427
France Telecom
                                         2.000% due              01/01/2004            9,761         3,197
Halifax Group Euro Finance
                                         7.627% due              12/29/2049 (d) EC     8,500         8,240
International Bank for Reconstruction
   & Development                         7.250% due   05/27/2003            (j) N$    32,500        15,846
Korea Development Bank
                                         3.610% due              05/14/2001 (d)    DM 70,000        33,751
                                         2.560% due              06/26/2001     JY 4,000,000        39,536
Newcourt Credit Group
                                         7.625% due              06/28/2001     C$     9,400         6,589
Republic of Argentina
                                         5.500% due              03/27/2001     JY 4,290,000        41,416
Republic of Brazil
                                         8.250% due              11/26/2001     EC     2,000         1,957
Republic of Philippines
                                         8.000% due              09/17/2004           10,290         9,950
Reynolds, R.J.
                                         6.875% due              11/22/2000 DM         9,500         4,658
Tecnost International NV
                                         5.616% due              06/23/2004 (d) EC   102,284       100,402
United Mexican States
                                         6.000% due              03/28/2002     JY   100,000         1,040
                                         3.100% due              04/24/2002        2,542,000        24,982
                                         8.750% due              05/30/2002     BP    23,000        36,995
                                        10.375% due              01/29/2003     DM       200           107
                                         7.000% due              06/02/2003     C$    30,200        20,031
                                         6.750% due              06/06/2006     JY 2,000,000        23,371
                                         6.630% due              12/31/2019     FF    60,000         9,520
                                         1.103% due              12/31/2019 (d) JY 1,662,500        15,866
                                         3.850% due              12/31/2019        9,145,000        76,943
                                                                                             --------------
Total Foreign Currency-Denominated Issues                                                          611,325
                                                                                             --------------
(Cost $601,914)

PURCHASED CALL OPTIONS 0.1%
Eurodollar vs. U.S. Dollar (OTC)
                                     Strike @ 0.870 Exp. 06/27/2000                 $200,000        22,118
                                                                                             --------------
Total Purchased Call Options                                                                        22,118
                                                                                             --------------
(Cost $21,172)

CONVERTIBLE BONDS & NOTES 0.4%
Banking & Finance 0.2%
ACOM Co. Ltd.
                                         0.000% due              03/31/2002          150,000         1,729
Bell Atlantic Financial Services
                                         5.750% due              04/01/2003            7,000         7,000
Deutsche Bank Financial
                                         0.000% due              02/12/2017            4,850         2,287
Fuji International Finance Trust
                                         0.250% due              02/01/2002          540,000         4,338
Hellenic Finance
                                         2.000% due              07/15/2003            2,000         1,919
Morgan Stanley, Dean Witter,
  Discover and Co.                       0.000% due              03/02/2006           $5,860        $4,952

Northern Rock plc
                                         2.000% due              01/02/2000            1,060        23,108
Swiss Life Financial Ltd.
                                         2.000% due              05/20/2003            1,500         1,452
                                                                                             --------------
                                                                                                    46,785
                                                                                             --------------
Consumer Discretionary 0.0%
Costco Wholesale Corp.
                                         0.000% due              08/19/2017            2,000         2,390

Energy 0.0%
Devon Energy Corp.
                                         4.900% due              08/15/2008            2,000         2,013
Diamond Offshore Drill
                                         3.750% due              02/15/2007            2,250         2,585
                                                                                             --------------
                                                                                                     4,598
                                                                                             --------------
Health Care 0.0%
Athena Neurosciences, Inc.
                                         4.750% due              11/15/2004            2,000         2,765
Wellpoint Health Network
                                         0.000% due              07/02/2019            1,500         1,014
                                                                                             --------------
                                                                                                     3,779
                                                                                             --------------
Industrial 0.1%
Centocor, Inc.
                                         4.750% due              02/15/2005            1,900         2,114
Hercules Trust VI
                                         8.625% due              12/29/2000 (d)        9,950         9,947
Roche Holdings, Inc.
                                         0.000% due              01/19/2015            1,000           846
Solectron Corp.
                                         0.000% due              01/27/2019              785           527
Toyoda Automatic Loom
                                         0.350% due              09/30/2003          200,000         2,234
Young & Rubicam, Inc.
                                         3.000% due              01/15/2005            1,090         1,014
                                                                                             --------------
                                                                                                    16,682
                                                                                             --------------
Technology 0.1%
Aether Systems, Inc.
                                         6.000% due              03/22/2005              400           384
Affiliated Computer Services
                                         4.000% due              03/15/2005            1,000         1,021
American Tower Corp.
                                         5.000% due              02/15/2010            2,000         2,291
ASM Lithography Holding
                                         2.500% due              04/09/2005            1,500         1,302
Clear Channel Communications
                                         1.500% due              12/01/2002            1,800         1,683
                                         2.625% due              04/01/2003            1,200         1,479
Commscope, Inc.
                                         4.000% due              12/15/2006            1,000         1,200
Conexant Systems, Inc.
                                         4.250% due              05/01/2006              500         1,596

Cymer, Inc.
                                         3.500% due              08/06/2004            2,000         2,340
EMC Corp.
                                         6.000% due              05/15/2004            2,600         3,998
Hewlett-Packard Co.
                                         0.000% due              10/14/2017            2,000         1,545
Intel Corp.
                                         4.000% due              09/01/2004              450         1,954
Internet Capital Group, Inc.
                                         5.500% due              12/21/2004            1,000           888
Interpublic Group Co., Inc.
                                         1.870% due              06/01/2006            1,500         1,521
Juniper Networks, Inc.
                                         4.750% due              03/15/2007            1,000           998
Stmicroelectron
                                         0.000% due              09/22/2009            1,250         2,125
U.S. Cellular Corp.
                                         0.000% due              06/15/2015            3,500         2,393
Veritas Software Corp.
                                         1.856% due              08/13/2006              750         2,878
Xerox Corp.
                                         0.570% due              04/21/2018            2,500         1,350
                                                                                             --------------
                                                                                                    32,946
                                                                                             --------------
Utilities 0.0%
Alliant Energy Resources
                                         7.250% due              01/02/2000              $22        $1,755
Liberty Media Group
                                         4.000% due              11/15/2029            1,000         1,564
Telefonos De Mexico S.A.
                                         4.250% due              06/15/2004            1,400         2,182
                                                                                                     5,501
                                                                                             --------------
Total Convertible Bonds & Notes                                                                    112,681
                                                                                             --------------
(Cost $104,700)

PREFERRED STOCK 0.2%
                                                                                      Shares
Banco Bilbao Vizcaya International
                                         2.438% due              01/02/2000          266,217         6,755
Barclays Bank
                                         2.875% due              01/02/2000          215,500         5,576
Centaur Funding Corp.
                                        90.800% due              01/02/2000              125           131
CSC Holdings, Inc.
                                        11.931% due              01/02/2000           24,904         2,677
Fortis Amev NV
                                         6.430% due              01/02/2000 (d)          171        21,067
Fresenius Medical Care
                                         7.875% due              02/02/2008            4,000         3,565
Home Ownership Funding
                                       133.310% due              01/02/2000            1,125           898
SI Financing Trust
                                         2.375% due              01/02/2000          396,194        10,053
TCI Communications, Inc.
                                         2.500% due              01/02/2000           49,000         1,250
                                         2.430% due              01/02/2000          622,553        16,070
                                                                                             --------------
Total Preferred Stock                                                                               68,042
                                                                                             --------------
(Cost $70,647)

CONVERTIBLE PREFERRED STOCK 0.1%
Banking & Finance 0.0%
Tokai Bank Cvt. Pfd.
                                         2.750% due              10/01/2004           72,000           500

Energy 0.1%
AES Trust III
                                         3.375% due              01/02/2000           40,000         2,700
Apache Corp. Cvt. Pfd.
                                         2.015% due              01/02/2000           60,000         2,700
Coastal Corp. Cvt. Pfd.
                                         1.656% due              01/02/2000           85,000         2,407
Kerr-McGee Corp. Cvt. Pfd.
                                         1.825% due              01/02/2000           87,000         3,915
                                                                                             --------------
                                                                                                    11,722
                                                                                             --------------

Industrial 0.0%
Decs Trust VI Cvt. Pfd.
                                         2.465% due              01/02/2000           45,000         3,825
Qwest Trends Trust Cvt. Pfd.
                                         2.401% due              01/02/2000           14,000         1,099
Tribune Co. Cvt. Pfd.
                                         3.140% due              05/15/2029            4,500           637
                                                                                             --------------
                                                                                                     5,561
                                                                                             --------------
Technology 0.0%
Verio, Inc. Cvt. Pfd.
                                         3.375% due              01/02/2000           20,000         1,125

Utilities 0.0%
Cox Communications, Inc. Cvt. Pfd.
                                         3.500% due              01/02/2000           33,300         2,115
Reliant Energy, Inc. Cvt. Pfd.
                                         3.216% due              01/02/2000           20,000         3,180
Utilicorp United Cvt. Pfd.
                                         2.438% due              01/02/2000          100,000         2,225
                                                                                             --------------
                                                                                                     7,520
                                                                                             --------------
Total Convertible Preferred Stock                                                                   26,428
                                                                                             --------------
(Cost $20,948)

PREFERRED SECURITY 1.1%
                                                Shares
DG Funding Trust
                                       618.125% due              12/29/2049           35,090      $352,266
                                                                                             --------------
Total Preferred Security                                                                           352,266
                                                                                             --------------
(Cost $350,900)

SHORT-TERM INSTRUMENTS 3.1%
                                                                                   Principal
                                                                                      Amount
                                                                                       (000s)
Certificates of Deposit 0.6%
Commerzbank AG
                                         6.200% due              05/10/2000          $85,500        85,500
Dominion Residential, Inc.
                                         6.195% due              01/26/2001          120,800       120,026
                                                                                             --------------
                                                                                                   205,526
                                                                                             --------------
Commercial Paper 0.7%
Abbott Laboratories
                                         6.020% due              05/02/2000            1,500         1,493
Aristar, Inc.
                                         6.050% due              05/30/2000            2,000         1,980
Bank One Corp.
                                         5.920% due              05/15/2000            1,500         1,490
                                         6.060% due              05/22/2000            5,000         4,959
Bellsouth Telecom
                                         5.840% due              04/03/2000            1,100         1,100
                                         5.820% due              04/05/2000              300           300
British Telecom
                                         5.840% due              04/26/2000            2,900         2,889
Coca-Cola Co.
                                         5.790% due              04/04/2000            1,500         1,500
                                         6.020% due              06/06/2000           15,000        14,831
                                         6.010% due              06/07/2000            1,800         1,779
Conoco, Inc.
                                         5.860% due              04/05/2000            1,600         1,599
                                         5.970% due              04/07/2000              500           500
Cox Communication
                                         6.050% due              04/10/2000              800           799
DaimlerChrysler AG
                                         5.820% due              04/19/2000              400           399
                                         6.100% due              06/29/2000            7,000         6,894
Deutsche Bank Financial
                                         5.930% due              05/30/2000            1,800         1,782
Dominion Residential, Inc.
                                         6.170% due              05/17/2000           18,700        18,559
E.I. Du Pont de Nemours
                                         5.860% due              05/18/2000              400           397
                                         6.030% due              06/08/2000              700           692

Emerson Electric
                                         5.800% due              04/05/2000              300           300
                                         5.840% due              04/05/2000              600           600
Federal Home Loan Mortgage Corp.
                                         5.880% due              04/18/2000              280           279
                                         5.970% due              05/02/2000            6,500         6,469
                                         5.970% due              05/23/2000           16,000        15,867
Finova Capital Corp.
                                         6.110% due              05/10/2000           28,000        27,824
                                         6.020% due              06/06/2000           12,000        11,865
General Electric Capital Corp.
                                         6.060% due              05/04/2000              200           199
                                         5.910% due              05/18/2000            1,000           993
                                         6.060% due              06/07/2000           17,000        16,805
General Motors Acceptance Corp.
                                         6.100% due              04/05/2000              600           600
                                         6.040% due              05/03/2000              700           696
                                         5.920% due              05/22/2000            1,700         1,686
Heinz Corp.
                                         6.030% due              05/02/2000              100           100
Honeywell, Inc.
                                         5.820% due              04/12/2000              900           899
                                         6.000% due              04/26/2000             $400          $398
KFW International Finance
                                         5.870% due              05/09/2000              500           497
                                         5.910% due              06/05/2000            5,500         5,439
Monsanto Co.
                                         5.930% due              05/31/2000            2,000         1,979
                                         6.060% due              06/01/2000            2,200         2,177
                                         6.000% due              06/07/2000              200           198
Motorola, Inc.
                                         5.900% due              05/26/2000            3,000         2,974
                                         6.090% due              06/30/2000              200           197
Nike, Inc.
                                         5.830% due              04/04/2000            3,000         3,000
                                         5.830% due              04/17/2000            1,200         1,197
Procter & Gamble Co.
                                         6.080% due              06/02/2000            3,000         2,968
Reseau Ferre De France
                                         5.900% due              05/30/2000            2,000         1,980
                                         6.050% due              06/05/2000            3,000         2,967
Sumitomo Bank
                                         6.050% due              04/13/2000            2,000         1,997
                                         6.090% due              04/13/2000              100           100
                                         6.080% due              04/26/2000            1,600         1,594
                                         6.110% due              04/26/2000            1,700         1,693
Texas Utilities Co.
                                         6.100% due              04/17/2000            5,100         5,088
Textron, Inc.
                                         5.940% due              05/17/2000            1,500         1,489
                                         5.900% due              05/17/2000            1,200         1,191
TRW, Inc.
                                         6.060% due              04/17/2000           10,000         9,976
UBS Finance
                                         5.820% due              04/06/2000            4,000         3,998
United Parcel Service
                                         5.890% due              06/01/2000            2,700         2,672
Washington Post
                                         6.020% due              06/02/2000           14,600        14,445
Xerox Credit Corp.
                                         6.050% due              05/16/2000              100            99
                                         6.090% due              06/06/2000            6,500         6,427
                                         6.110% due              06/12/2000              200           198
Yorkshire Building Society
                                         5.850% due              04/07/2000            1,000           999
                                         5.990% due              06/13/2000              300           296
                                                                                             --------------
                                                                                                   227,357
                                                                                             --------------

Repurchase Agreement 1.7%
State Street Bank
                                         5.600% due              04/03/2000          170,786       170,786
(Dated 03/31/2000. Collateralized by
Federal National Mortgage Association 7.050%
due 12/01/2004 valued at $21,174,
Federal National Mortgage Association 7.125%
due 01/15/2030 valued at $51,004,
Federal Home Loan Mortgage Corporation 5.150%
due 02/02/2001 valued at $102,006, and
Federal National Mortgage Association 0.000%
due 08/01/2000 valued at $34.
Repurchase proceeds are $170,865.)

Daiwa Securities
                                         6.180%  due             04/03/2000          350,000       350,000
(Dated 03/31/2000. Collateralized by U.S. Treasury
Inflation Protected Securities 3.625% due 07/15/2002 valued at $292,287. and
U.S. Treasury Bill due 11/09/2000 valued at $48,185. and
U.S. Treasury Note  8.375% due 08/15/2008 valued at $16,836.
Repurchase proceeds are $350,180.)

                                                                                                   520,786
U.S. Treasury Bills (b)(g) 0.1%
                                         5.528% due              04/27/2000           36,775        36,639
                                                                                             --------------

Total Short-Term Instruments                                                                       990,308
                                                                                             --------------
(Cost $991,120)

Total Investments (a) 131.6%                                                                   $41,494,212
                                                                                             --------------
(Cost $41,850,196)

Written Options (c) (0.2%)                                                                         (45,441)
(Premiums $31,722)

Other Assets and Liabilities (Net) (31.4%)                                                      (9,912,498)
                                                                                             --------------

Net Assets 100.0%                                                                              $31,536,273

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $41,849,408 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $315,646

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                         (670,842)
                                                            -----------------

Unrealized depreciation-net                                        ($355,196)
                                                            -----------------

(b) Securities with an aggregate market value of $133,050 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                               Unrealized
                                                      # of  Appreciation/
Type                                             Contracts  (Depreciation)
Eurodollar December Futures (03/2001)               10,536        ($4,394)
Municipal Bond CBT (06/2000)                         1,835          3,003
EuroBond 10 Year Note (06/2000)                     16,400        (36,867)
Government of Japan 10 Year Note (06/2000)             358         (3,144)
U.S. Treasury 5 Year Note (06/2000)                    516           (321)
U.S. Treasury 10 Year Note (06/2000)                35,208         78,682
U.S. Treasury 30 Year Bond (06/2000)                 4,445          5,158
Euribor Futures (09/2000)                               58            (11)
United Kingdom 90 Day LIBOR Futures (06/2000)          179            117
United Kingdom 90 Day LIBOR Futures (09/2000)        3,892          2,842
                                                           ---------------
                                                                  $45,065
                                                           ---------------

(c) Premiums received on written options:

                                                                        # of
Type                                                               Contracts        Premium          Value
Call - CME Eurodollar December Futures
  Strike @ 92.75 Exp. 12/18/2000                                       1,500         $1,061         $1,181

Call - CBOT U.S. Treasury Bond June Futures
  Strike @ 98.00 Exp. 05/20/2000                                       4,658          2,555          4,876

Put - CBOT U.S. Treasury Note June Futures
  Strike @ 96.00 Exp. 05/20/2000                                      11,264          3,119            704

Put - OTC Eurodollar vs. U.S. Dollar
  Strike @ 0.93 Exp. 04/19/2000                             EC 800,000,000             1456           1376

Put - OTC Eurodollar vs. U.S. Dollar
  Strike @ 0.93 Exp. 04/19/2000                             EC 318,030, 000             734            547

Put - CBOT U.S. Treasury Note June Futures
  Strike @ 95.00 Exp. 05/20/2000                                       2,134            866            334

Call - CBOT U.S. Treasury Note June Futures
  Strike @ 98.00 Exp. 05/20/2000                                       2,136           1243          2,537


Put - CME Eurodollar December Futures
  Strike @ 93.00 Exp. 12/18/2000                                       5,644          5,314          4,868

Call - CBOT U.S. Treasury Bond June Futures
  Strike @ 100.00 Exp. 05/20/2000                                      3,355          1,030          1,625

Put - CME Eurodollar December Futures
  Strike @ 93.50 Exp. 12/18/2000                                      13,870         14,344         27,393
                                                                             ------------------------------
                                                                                    $31,722        $45,441
                                                                             ------------------------------

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000:

                                                                   Principal
                                                                      Amount                    Unrealized
                                                                  Covered by     Settlement  Appreciation/
Type                                        Currency                Contract          Month  (Depreciation)
Sell                                        BP                        26,011        04/2000          ($463)
Sell                                        C$                         9,841        05/2000            (21)
Sell                                                                  33,873        06/2000           (141)
Sell                                        EC                       285,703        04/2000          3,953
Buy                                                                   87,996        04/2000         (1,455)
Buy                                         HF                     2,000,000        09/2000           (143)
Sell                                        JY                     3,029,980        04/2000         (1,168)
Buy                                                                3,029,980        04/2000            772
Sell                                                               4,519,202        04/2001         (5,239)
Sell                                                              20,174,266        05/2000         (4,998)
Sell                                        N$                        50,843        04/2000           (729)
Sell                                                                 128,045        05/2000           (998)
Buy                                         PZ                         7,000        04/2000             50
Sell                                                                   7,000        04/2000            (16)
Buy                                                                   45,000        01/2001            (72)
Buy                                                                   40,000        02/2001            230
Buy                                                                   17,000        03/2001             39
                                                                                            ---------------
                                                                                                  ($10,399)
                                                                                            ---------------

(f) Principal amount denoted in indicated currency:

                                            AS           - Austrian Schilling
                                            A$           - Australian Dollars
                                            BP           - British Pound
                                            C$           - Canadian Dollar
                                            DM           - German Mark
                                            EC           - Euro
                                            FF           - French Franc
                                            HF           - Hungarian Forint
                                            JY           - Japanese Yen
                                            MP           - Mexican Peso
                                            N$           - New Zealand Dollar
                                            PZ           -Polish Zloty

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at March 31, 2000:

                                                                                                Unrealized
                                                                                   Notional  Appreciation/
Type                                                                                 Amount  (Depreciation)
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 7.481%.

Broker: Morgan Stanley
Exp. 02/11/2010                                                                    $230,600        ($2,995)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.340%.

Broker: Deutsche Bank AG New York
Exp. 10/08/2007                                                              JY24,500,000           (8,546)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.295%.

Broker: Deutsche Bank AG New York
Exp. 04/14/2008                                                              JY11,635,000           (3,342)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.305%.

Broker: Deutsche Bank AG New York
Exp. 04/15/2008                                                              JY 7,563,000           (2,235)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/2008                                                              JY 7,000,000            2,467

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.466%.

Broker: Morgan Stanley
Exp. 02/11/2005                                                                    $277,400         (2,357)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.413%.


Broker: Goldman Sachs
Exp. 02/17/2005                                                                     277,000         (1,789)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.408%.

Broker: Goldman Sachs
Exp. 02/25/2005                                                                     167,400         (1,024)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.309%.

Broker: Goldman Sachs
Exp. 03/24/2010                                                                     300,000           (378)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.413%.

Broker: Goldman Sachs
Exp. 02/17/2005                                                                     160,000         (1,046)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.374%.

Broker: Lehman Brothers, Inc.
Exp. 03/29/2010                                                                     100,000           (572)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.369%.

Broker: Goldman Sachs
Exp. 03/29/2010                                                                    $100,000          ($539)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.366%.

Broker: Lehman Brothers, Inc.
Exp. 03/30/2010                                                                     100,000           (517)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.426%.

Broker: Lehman Brothers, Inc.
Exp. 03/31/2010                                                                     100,000           (959)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                                                      22,800         (1,169)


Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.700%.
In the event of default of Republic of Argentina Floating
Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                                                       1,300            (60)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%.
In the event of default of Republic of Argentina Floating
Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                                                      31,200         (1,663)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.050%.
In the event of default of Republic of Argentina Floating
Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 05/03/2001                                                                      35,000         (1,171)

Receive fixed rate equal to 0.34% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: J.P. Morgan
Exp. 07/31/2000                                                                      30,000              1

Receive fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.750% due 10/01/2008.

Broker: Lehman Brothers
Exp. 12/31/2004                                                                      50,000              3


Receive fixed rate equal to 0.15% and the Fund will pay to the counterparty at par in the event of default of IBM Corp. 5.375% due 02/01/2009.

Broker: Goldman Sachs
Exp. 02/26/2002                                                                      30,000              0

Receive fixed rate equal to 0.40% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                                                     $20,000             $1

Receive fixed rate equal to 0.51% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                                                      10,000              1


Receive fixed rate equal to 0.60% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.625% due 10/01/2005.

Broker: Merrill Lynch
Exp. 06/01/2000                                                                      20,000              1

Receive fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Co. 7.200% due 02/01/2007.

Broker: Goldman Sachs
Exp. 12/22/2000                                                                      17,000              1


Receive fixed rate equal to 0.25% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric 6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                                                      22,000              1

Receive fixed rate equal to 0.14% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.253% due 07/20/2000.

Broker: Warburg Dillon Read LLC
Exp. 06/30/2000                                                                      21,000              0

Receive fixed rate equal to 5.600% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela 9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/04/2001                                                                      25,000              0
                                                                                            ---------------
                                                                                                  ($27,886)
                                                                                            ---------------


                                                      Fixed                                     Unrealized
                                                     Spread         Notional                 Appreciation/
Type                                                     (%)          Amount                  Depreciation
Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the
30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                                       1.085         $189,500                       ($6,788)

Broker: Goldman Sachs
Exp. 02/16/2005                                       1.112          121,700                         1,319

Broker: Goldman Sachs
Exp. 08/14/2000                                        1.15           93,000                           191

Broker: Goldman Sachs
Exp. 08/14/2000                                        1.15           95,100                           195

Broker: Goldman Sachs
Exp. 02/16/2005                                       1.112           37,700                           428

Broker: Goldman Sachs
Exp. 04/04/2005                                        1.39          250,000                             0

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                                      0.8675         $258,500                        $4,230

Broker: Goldman Sachs
Exp. 08/14/2000                                      0.8513          474,300                         1,820


Broker: Deutsche Bank AG New York
Exp. 08/14/2000                                      0.9175          220,900                           701

Broker: Goldman Sachs
Exp. 08/14/2000                                       0.947          220,900                           636

Broker: Goldman Sachs
Exp. 09/22/2000                                      1.0085           74,900                           170

Broker: Goldman Sachs
Exp. 08/14/2000                                      0.8513           12,100                            46

Broker: Goldman Sachs
Exp. 09/22/2000                                       1.085           21,100                            48
                                                                                            ---------------
                                                                                                    $2,996
                                                                                            ---------------

(j) Subject to financing transaction.

(k) Security becomes interest bearing at a future date.

(l) Restricted security.

(m) Security is in default.

(n) Reverse repurchase agreements were entered into March 23, 2000 paying interest at 6.00%. The following securities were segregated with collateral for reverse repurchase agreements.


Type                                               Maturity                           Value
Federal National Mortgage Assn. 7.000%           10/01/2003                         $48,392
Federal National Mortgage Assn. 6.687%           08/01/2027                          45,640
Government National Mortgage Assn. 6.000%        05/20/2028                          30,226
Government National Mortgage Assn. 6.375%        06/20/2027                          25,631
Government National Mortgage Assn. 6.375%        01/20/2024                          28,372
Government National Mortgage Assn. 7.125%        10/20/2024                          30,361
Government National Mortgage Assn. 6.375%        04/20/2027                          26,513
Government National Mortgage Assn. 6.375%        01/20/2024                          29,846
Government National Mortgage Assn. 6.750%        09/20/2024                          26,613
Government National Mortgage Assn. 6.750%        08/20/2023                          32,707
Government National Mortgage Assn. 7.125%        10/20/2023                          73,363
Government National Mortgage Assn. 6.375%        04/20/2023                          32,460
Government National Mortgage Assn. 6.375%        05/20/2023                          32,386
Government National Mortgage Assn. 6.375%        06/20/2025                          25,409
Government National Mortgage Assn. 6.751%        07/20/2027                          43,949
Government National Mortgage Assn. 7.125%        10/20/2023                          27,819
                                                                             ---------------
                                                                             ---------------
                                                                                   $559,687
                                                                            ---------------


Statement of Assets and Liabilities
March 31,1999

Amounts in thousands, except per share amounts                 Total Return Fund
Assets:
Investments, at value                                                   $ 32,325,240
Cash and foreign currency                                                     48,286
Receivable for investments and foreign currency sold                       2,629,053
Receivable for Fund shares sold                                              127,001
Interest and dividends receivable                                            256,572
                                                                          35,386,152

Liabilities:
Payable for investments and foreign currency purchased                   $ 8,369,974
Payable for financing transactions                                           762,558
Written options outstanding                                                   25,999
Payable for Fund shares redeemed                                              40,546
Dividends payable                                                             26,551
Accrued investment advisory fee                                                5,593
Accrued administration fee                                                     4,479
Accrued distribution fee                                                       1,190
Accrued servicing fee                                                            518
Variation margin payable                                                      10,570
Other liabilities                                                             13,670
                                                                           9,261,648

Net Assets                                                              $ 26,124,504

Net Assets Consist of:
Paid in capital                                                         $ 26,512,047
Undistributed (overdistributed) net investment income                        (77,068)
Accumulated undistributed net realized gain (loss)                          (196,279)
Net unrealized appreciation (depreciation)                                  (114,196)
                                                                        $ 26,124,504

Net Assets:
Institutional Class                                                     $ 21,711,396
Administrative Class                                                       1,972,984
Other Classes                                                              2,440,124

Shares Issued and Outstanding:
Institutional Class                                                        2,095,627
Administrative Class                                                         190,436

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding):
Institutional Class                                                          $ 10.36
Administrative Class                                                           10.36

Cost of Investments Owned                                               $ 32,423,650
Cost of Foreign Currency Held                                               $ 26,491

Statement of Operations
For the year ended March 31, 1999

Amount  in thousands                                                                     Total Return Fund
Investment Income:
 Interest                                                                                      $ 1,393,913
 Dividends, net of foreign taxes                                                                     3,698
   Total Income                                                                                  1,397,611

Expenses:
Investment advisory fees                                                                            55,230
Administration fees                                                                                 43,425
Distribution and/or servicing fees - Administrative Class                                            2,826
Distribution and/or servicing fees - Other Classes                                                  10,685
Trustees' fees                                                                                         115
   Total expenses                                                                                  112,281

Net Investment Income                                                                            1,285,330

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments                                                                       395
Net realized gain on futures contracts and written options                                         489,366
Net realized (loss) on foreign currency transactions                                               (17,345)
Net change in unrealized (depreciation) on investments                                            (229,686)
Net change in unrealized  (depreciation) on futures contracts and written options                   (3,574)
Net change in unrealized (depreciation) on translation of assets and
   liabilities denominiated in foreign currencies                                                  -(6,180)
  Net Gain                                                                                         232,976

Net Increase in Assets Resulting from Operations                                               $ 1,518,306

See accompanying notes

Statement of Changes in Net Assets

Amounts in thousands                                                               Total Return Fund
                                                            Year Ended March 31, 1999      Year Ended March 31, 1998
Increase (Decrease) in Net Assets from:

Operations

Net investment income (loss)                                                   $ 1,285,330                        $ 920,708
Net realized gain (loss)                                                           472,416                          644,154
Net change in unrealized appreciation (depreciation)                              (239,440)                         196,253
Net increase (decrease) resulting from operations                                1,518,306                        1,761,115



Distributions to Shareholders:
From net investment income
  Institutional Class                                                           (1,140,361)                        (843,692)
  Administrative Class                                                             (62,402)                         (15,470)
  Other Classes                                                                    (83,130)                         (36,268)
In excess of net investment income
  Institutional Class                                                                    0                          (23,175)
  Administrative Class                                                                   0                             (425)
  Other Classes                                                                          0                             (996)
From net realized capital gains
  Institutional Class                                                             (438,875)                        (375,236)
  Administrative Class                                                             (31,973)                          (8,344)
  Other Classes                                                                    (41,716)                         (20,592)
In excess of net realized capital gains
  Institutional Class                                                             (329,261)                               0
  Administrative Class                                                             (23,987)                               0
  Other Classes                                                                    (31,297)                               0
Total Distributions                                                             (2,183,002)                      (1,324,198)

Fund Share Transactions

Receipts for shares sold
  Institutional Class                                                            9,217,995                        6,060,910
  Administrative Class                                                           1,767,082                          420,992
  Other Classes                                                                  1,709,684                          730,357
Issued as reinvestment of distributions
  Institutional Class                                                            1,621,248                        1,031,930
  Administrative Class                                                              79,793                           23,828
  Other Classes                                                                    127,090                           46,126
Cost of shares redeemed
  Institutional Class                                                           (5,071,068)                      (3,556,685)
  Administrative Class                                                            (296,106)                        (117,585)
  Other Classes                                                                   (458,229)                        (183,785)
Net increase (decrease) resulting from Fund share transactions                   8,697,489                        4,456,088

Total Increase (Decrease) in Net Assets                                          8,032,793                        4,893,005

Net Assets
Beginning of period                                                             18,091,711                       13,198,706
End of period *                                                               $ 26,124,504                     $ 18,091,711

*Including net undistributed (overdistributed) investment income of:             $ (77,068)                       $ 111,760

See accompanying notes

Financial Highlights
Total Return Fund
Administrative Class


Selected Per Share Data for the Year or Period Ended:     03/31/1999   03/31/1998     03/31/1997      03/31/1996         09/07/1994-
                                                                                                                         03/31/1995
Net asset value beginning of period                          $ 10.62      $ 10.27        $ 10.29         $ 10.01          $ 10.00
Net investment income                                         0.61(a)      0.61(a)        0.66(a)           0.80             0.31
Net realized and unrealized gain (loss)                       0.16(a)      0.63(a)         (0.02)(a)        0.29             0.06
Total income from investment operations                         0.77         1.24           0.64            1.09             0.37
Dividends from net investment income                           (0.61)       (0.60)         (0.64)          (0.60)           (0.32)
Dividends in excess of net investment income                    0.00        (0.02)         (0.02)          (0.09)           (0.03)
Distributions from net realized capital gains                  (0.24)       (0.27)          0.00           (0.12)            0.00
Distributions in excess of net realized capital gains          (0.18)        0.00           0.00            0.00             0.00
Tax basis return of capital                                     0.00         0.00           0.00            0.00            (0.01)
Total distributions                                            (1.03)       (0.89)         (0.66)          (0.81)           (0.36)
Net asset value end of period                                $ 10.36      $ 10.62        $ 10.27         $ 10.29          $ 10.01
Total return                                                   7.33%       12.36%          6.34%          10.99%            3.76%
Net assets end of period (000s)                          $ 1,972,984    $ 481,730      $ 151,194       $ 104,618          $ 9,037
Ratio of expenses to average net assets                        0.68%        0.68%          0.68%           0.68%           0.66%+
Ratio of net investment income to average net assets           5.52%        5.74%          6.35%           6.64%           6.54%+
Portfolio turnover rate                                         154%         206%           173%            221%              98%

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.

Notes to Financial Statements

March 31, 1999

1.  Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of - 26 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Total Return Fund. Certain detailed financial information for the
Institutional, A, B, C and D Classes (the "Other Classes") is provided separately and is available upon request.


2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.
Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Fund is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3.  Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate of 0.25% based on average daily net assets of the Fund.

Administration Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which also serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fee for the Administrative Class and Institutional Class is charged at the annual rate of 0.18%. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.40%. The Administration Fee for Class D is charged at the annual rate of 0.25%.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), formerly PIMCO Funds Distribution Company, a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Fund in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.
Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust pays PFD distribution and servicing fees at rates as agreed to by each share class out of each respective A, B, C and D Classes' net assets. PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Fund of the Trust according to their respective net assets.

4.  Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31,1999 were as follows (amounts in thousands):

U.S. Government/Agency              All Other
Purchases         Sales             Purchases        Sales
$56,153,806       $50,784,821       $14,567,264      $5,013,754

5.  Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Balance at 04/01/1998      $ 3,653
Sales                       57,683
Closing Buys                     0
Expirations                (25,302)
Exercised                     (928)
Balance at 03/31/1999      $35,106


6.  Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

March 31, 1999

Total Return Fund
                                    Year Ended 3/31/1999               Year Ended 3/31/1998
Receipts for shares sold            Shares   Amount                    Shares           Amount
  Administrative Class                 165,308  $1,767,082             39,423           $420,992
  Other Classes                      1,025,586  10,927,679            638,154          6,791,267

Issued as reinvestment of distributions
  Administrative Class                   7,521      79,793              2,241             23,828
  Other Classes                        164,549   1,748,338            101,472          1,078,056

Cost of shares redeemed
  Administrative Class                 (27,767)   (296,106)           (11,009)          (117,585)
  Other Classes                       (517,630) (5,529,297)          (351,155)        (3,740,470)

                                                        Year Ended 3/31/1999         Year Ended 3/31/1998
                                                           Shares      Amount         Shares     Amount
Net increase resulting from Fund share transactions        817,567    $ 8,697,489    419,126    $ 4,456,088


7.  Federal Income Tax Matters

The Total Return Fund realized capital loss and/or foreign currency loss of $261,459,467 during the period November 1,1998 through March 31,1999 which the Fund elected to defer to the following fiscal year pursuant to income tax regulations.

Schedule of Investments
Total Return Fund
March 31, 1999

                                                                                                Principal
                                                                                                   Amount          Value
                                                                                                    (000s)         (000s)
CORPORATE BONDS & NOTES 36.3%
Banking & Finance 23.2%
Abbey National PLC
                                           6.625%    due   05/23/2001                   $             240            240
                                           6.700%    due   06/29/2049                               5,000          4,888

ABN-AMRO Bank NV
                                           7.250%    due   05/31/2005                                 150            156
Aetna, Inc.
                                           7.250%    due   08/15/2023                                  50             49
Ahmanson (H.F.) & Co.
                                           7.650%    due   04/15/2000                                 175            178
Allstate Corp.
                                           6.750%    due   05/15/2018                                 280            282
                                           6.900%    due   05/15/2038                              60,400         59,830
American Express
                                           8.500%    due   08/15/2001                                 350            371
                                           5.625%    due   01/22/2004                               3,700          3,655
American General Finance
                                           7.250%    due   04/15/2000                                 500            509
                                           6.270%    due   06/09/2000                                 800            808
                                           5.875%    due   07/01/2000                                  75             75
                                           7.450%    due   07/01/2002                                 200            209
                                           6.250%    due   12/18/2002                               1,080          1,092
                                           6.375%    due   03/01/2003                                 350            356
AON Capital Trust 'A'
                                           8.205%    due   01/01/2027                                 725            808
Associates Corp. of North America
                                           7.250%    due   09/01/1999                                 285            287
                                           6.750%    due   10/15/1999                                  90             91
                                           7.850%    due   10/20/1999                                 500            507
                                           8.250%    due   12/01/1999                                 200            204
                                           7.250%    due   12/17/1999                                 660            669
                                           7.470%    due   03/27/2000                               1,000          1,020
                                           6.000%    due   06/15/2000                               2,634          2,650
                                           6.310%    due   06/16/2000                                 500            506
                                           6.250%    due   09/15/2000                                 200            201
                                           6.625%    due   05/15/2001                                 300            306
                                           6.700%    due   05/29/2001                                 100            102
                                           7.000%    due   07/23/2001                                 500            515
                                           5.104%    due   08/27/2001            (d)                3,500          3,509
                                           6.450%    due   10/15/2001                              23,600         24,063
                                           7.500%    due   04/15/2002                                 185            194
                                           6.500%    due   07/15/2002                                 750            767
                                           5.750%    due   11/01/2003                               4,175          4,140
                                           6.000%    due   07/15/2005                              60,365         59,571
AT&T Capital Corp.
                                           5.438%    due   04/01/1999            (d)              175,500        175,500
                                           6.410%    due   08/13/1999                               4,000          4,015
                                           6.580%    due   09/03/1999                                 500            502
                                           5.337%    due   09/20/1999            (d)                9,000          8,995
                                           6.230%    due   10/15/1999                               2,000          2,011
                                           6.160%    due   12/03/1999                               1,000          1,005
                                           5.405%    due   03/21/2000            (d)               31,100         31,054
                                           6.900%    due   01/30/2002                               1,000          1,025
                                           6.750%    due   02/04/2002                               1,925          1,970
AVCO Financial Services
                                           6.350%    due   09/15/2000                                 100            101
                                           7.375%    due   08/15/2001                                 300            310
Banco Latino Americano SA


                                           6.310%    due   10/18/1999                                 850            854
Banco Nacional de Comercio Exterior
                                           8.000%    due   04/14/2000                               4,600          4,609
Banesto Delaware
                                           8.250%    due   07/28/2002                              28,900         30,639
BankAmerica Corp.
                                           5.370%    due   11/01/1999            (d)                3,000          3,008
                                           5.240%    due   03/05/2001            (d)               36,000         36,138
                                           5.312%    due   02/20/2002            (d)               35,180         35,091
                                           8.125%    due   06/15/2002                                 350            374
                                           7.750%    due   07/15/2002                                 360            380
                                           7.200%    due   09/15/2002                                 400            416
                                           7.500%    due   10/15/2002                               1,000          1,050
                                           6.850%    due   03/01/2003                                  65             67
                                           6.875%    due   06/01/2003                                 100            103
                                           8.950%    due   11/15/2004                                 500            506
                                           8.375%    due   05/01/2007                                   2              2
                                           8.570%    due   11/15/2024                                 125            147
BankBoston Corp.
                                           6.125%    due   03/15/2002                              12,500         12,582
Bankers Trust Corp.
                                           6.750%    due   10/03/2001                                 500            508
                                           8.125%    due   05/15/2002                                 300            315
                                           5.139%    due   07/03/2002            (d)               10,000          9,766
                                           7.125%    due   07/31/2002                                 150            153
                                           5.100%    due   05/11/2003            (d)               82,800         83,209
                                           6.000%    due   10/15/2008                                 500            478
Banponce Corp.
                                           6.164%    due   12/15/1999                               5,000          5,002
Bear Stearns Co., Inc.
                                           5.138%    due   09/10/1999            (d)                    0              0
                                           7.625%    due   09/15/1999                                 550            556
                                           4.440%    due   06/12/2000            (d)                8,700          8,708
                                           4.520%    due   06/20/2000            (d)                7,700          7,706
                                           6.750%    due   08/15/2000                                  50             51
                                           5.100%    due   08/25/2000            (d)                1,400          1,400
                                           5.230%    due   08/29/2000            (d)               39,800         39,858
                                           5.821%    due   02/06/2001            (d)                2,400          2,414
                                           5.138%    due   02/16/2001            (d)                2,000          1,996
                                           5.139%    due   03/02/2001            (d)                7,500          7,485
                                           5.407%    due   01/28/2002            (d)               11,250         11,226
                                           5.280%    due   04/05/2002            (d)               25,000         25,000
                                           6.125%    due   02/01/2003                                  25             25
                                           6.750%    due   04/15/2003                                 105            107
                                           5.185%    due   07/22/2003            (d)               19,000         18,840
                                           8.750%    due   03/15/2004                                  75             83
                                           6.625%    due   10/01/2004                                 250            253
                                           5.601%    due   03/18/2005            (d)               31,000         31,065
                                           6.250%    due   07/15/2005                              25,000         24,711
Bell Atlantic Financial
                                           5.750%    due   04/01/2003                               1,000          1,058
Beneficial Corp.
                                           5.950%    due   07/25/2000                               5,000          4,995
                                           5.360%    due   11/27/2000            (d)               90,000         90,170
                                           4.790%    due   01/09/2001            (d)                9,000          8,988
                                           5.115%    due   01/09/2002            (d)                  500            497
                                           5.358%    due   01/23/2002            (d)                5,000          5,012
                                           5.451%    due   03/01/2002            (d)               40,000         40,173
                                           6.030%    due   01/14/2003                                 320            317
Bombardier Capital, Inc.
                                           6.000%    due   01/15/2002                              28,000         27,864
BT Securities Corp.


                                           5.290%    due   08/16/1999            (d)               10,000          9,951
Capital One Bank
                                           6.830%    due   08/16/1999                                 275            276
Caterpillar Financial Service Corp.
                                           5.370%    due   06/08/2000                                 500            501
                                           5.300%    due   05/29/2001            (d)               10,000          9,988
                                           6.480%    due   12/12/2001                                 575            586
Central Hispano Financial Services
                                           5.720%    due   04/29/2005            (d)                5,000          5,018
Chase Manhattan Bank USA NA
                                           5.875%    due   08/04/1999                                 400            400
                                           8.500%    due   02/15/2002                                 200            214
Chemical Banking Corp.
                                           6.125%    due   11/01/2008                                 400            400
Chrysler Financial Co. LLC
                                           6.350%    due   06/22/1999                               8,000          8,020
                                           8.460%    due   01/19/2000                                 700            717
                                           6.250%    due   03/06/2000                              14,735         14,884
                                           4.250%    due   07/28/2000            (d)                  100            100
                                           6.625%    due   08/15/2000                                 300            305
                                           5.860%    due   01/16/2001                                 500            504
                                           4.968%    due   06/11/2001            (d)                6,000          6,003
                                           5.690%    due   11/15/2001                                 150            150
                                           5.400%    due   01/15/2002                              15,250         15,103
                                           5.080%    due   07/17/2002            (d)               20,000         20,019
                                           5.077%    due   08/08/2002            (d)               34,000         34,057
                                           5.118%    due   02/03/2003            (d)               15,000         15,007
                                           5.108%    due   03/06/2003            (d)                5,000          5,020
                                           5.058%    due   06/18/2003                              35,000         35,038
Chubb Capital Corp.
                                           8.750%    due   11/15/1999                                  40             40
                                           6.875%    due   02/01/2003                                 100            104
Cincinnati Financial Corp.
                                           6.900%    due   05/15/2028                              34,125         33,656
CIT Group, Inc.
                                           6.200%    due   10/20/2000                               1,225          1,235
                                           6.750%    due   05/14/2001                              30,000         30,631
Citicorp
                                           9.750%    due   08/01/1999                               2,200          2,231
                                           5.619%    due   10/20/1999            (d)               10,000         10,027
                                           5.371%    due   10/25/1999            (d)               11,000         11,031
                                           5.230%    due   05/23/2000            (d)               25,000         25,102
                                           5.491%    due   06/01/2000                               5,000          5,021
                                           5.500%    due   11/28/2000            (d)                5,000          5,025
                                           5.250%    due   02/01/2001            (d)               10,000         10,056
                                           5.375%    due   05/24/2001            (d)               69,000         69,158
                                           5.480%    due   11/13/2001            (d)               10,000         10,022
                                           5.300%    due   06/27/2002            (d)               11,450         11,398
                                           5.090%    due   08/15/2002            (d)               11,500         11,543
                                           5.527%    due   11/12/2002            (d)               30,000         30,081
                                           8.000%    due   02/01/2003                                 250            266
                                           7.125%    due   09/01/2005                                 100            103
                                           7.250%    due   09/01/2008                                 500            527
Comerica, Inc.
                                           7.250%    due   06/15/2007                                 200            212
Commercial Credit Co.
                                           6.750%    due   05/15/2000                                 100            101
                                           6.000%    due   06/15/2000                                 300            302
                                           5.550%    due   02/15/2001                               1,300          1,298
                                           8.250%    due   11/01/2001                               2,500          2,643
                                           7.750%    due   03/01/2005                                 550            589

Conseco Finance Trust
                                           8.796%    due   04/01/2027                                 125            117
Credit Asset Receivable
                                           6.274%    due   10/30/2003                              49,343         50,345
Dean Witter Discover
                                           5.584%    due   06/27/2000            (d)                1,900          1,894
                                           6.750%    due   08/15/2000                                 100            102
Deutsche Bank Financial
                                           7.500%    due   04/25/2009                               3,000          3,203
Donaldson, Lufkin & Jenrette
                                           5.470%    due   09/18/2002            (d)               13,600         13,650
                                           6.170%    due   07/15/2003                              20,000         19,902
Dow Capital BV
                                           7.125%    due   01/15/2003                                 100            104
Edison Funding
                                           6.000%    due   09/20/1999                               5,000          5,021
                                           6.000%    due   12/20/1999                               5,000          5,007
Exxon Capital Corp.
                                           7.450%    due   12/15/2001                                 250            261
First Chicago Corp.
                                           5.614%    due   02/10/2000            (d)               20,000         20,061
                                           5.300%    due   03/11/2002            (d)               10,000         10,063
                                           5.547%    due   02/18/2003            (d)               10,000          9,848
                                           5.344%    due   07/28/2003            (d)                   50             50
First Interstate Bancorp
                                           8.875%    due   01/01/2009            (j)                  181            188
First Union Corp.
                                           6.375%    due   01/15/2009                                 500            501
Fleet Financial Group
                                           9.900%    due   06/15/2001                                 200            216
Ford Holdings, Inc.
                                           9.250%    due   03/01/2000                               9,190          9,490
Ford Motor Credit Corp.
                                           8.875%    due   06/15/1999                                 100            101
                                           6.375%    due   04/15/2000                                 250            253
                                           6.950%    due   05/15/2000                               8,450          8,604
                                           4.550%    due   08/14/2000            (d)               75,800         76,050
                                           6.850%    due   08/15/2000                               1,500          1,525
                                           6.375%    due   10/06/2000                               1,000          1,013
                                           7.020%    due   10/10/2000                              71,250         72,943
                                           6.250%    due   11/08/2000                                 750            759
                                           5.250%    due   03/05/2001            (d)                5,000          5,015
                                           5.803%    due   04/10/2001            (d)               10,850         10,850
                                           7.020%    due   06/07/2001                               1,000          1,028
                                           4.970%    due   07/13/2001            (d)               36,500         36,680
                                           5.104%    due   08/27/2001            (d)               27,500         27,454
                                           5.166%    due   09/03/2001            (d)               11,000         11,008
                                           7.000%    due   09/25/2001                               1,125          1,160
                                           5.468%    due   10/15/2001            (d)               13,000         13,014
                                           5.130%    due   01/17/2002            (d)               53,945         53,755
                                           8.200%    due   02/15/2002                              11,600         12,315
                                           6.500%    due   02/28/2002                               1,560          1,592
                                           5.150%    due   03/19/2002                              28,208         28,175
                                           5.382%    due   04/29/2002            (d)               33,000         33,001
                                           7.320%    due   05/23/2002                              14,000         14,032
                                           5.425%    due   06/04/2002            (d)                2,000          2,004
                                           5.180%    due   10/15/2002            (d)                4,000          3,989
                                           7.750%    due   11/15/2002                               5,430          5,763
                                           7.500%    due   01/15/2003                                 250            263
                                           5.109%    due   02/03/2003            (d)               30,000         30,043
                                           5.100%    due   02/13/2003            (d)              100,000        100,159
                                           5.525%    due   02/13/2003            (d)              190,985        190,334
                                           6.125%    due   04/28/2003                                 580            585
                                           6.625%    due   06/30/2003                                 775            794
                                           5.226%    due   06/02/2004            (d)                1,500          1,504
                                           8.250%    due   02/23/2005                               2,500          2,757
                                           5.407%    due   04/28/2005            (d)               50,000         49,677
                                           6.125%    due   01/09/2006                                  25             25
                                           7.700%    due   05/15/2097                                 450            489

General Electric Capital Corp.
                                           8.375%    due   03/01/2001                                 665            699
                                           5.500%    due   11/01/2001                                  50             50
                                           6.210%    due   12/09/2005                                 400            404
                                           8.300%    due   09/20/2009                                 150            176
General Motors Acceptance Corp.
                                           8.400%    due   10/15/1999                                 360            366
                                           8.170%    due   01/02/2000                                 312            320
                                           6.500%    due   01/17/2000                              46,110         46,256
                                           6.650%    due   05/05/2000                               6,500          6,578
                                           6.875%    due   06/01/2000                              10,250         10,405
                                           7.500%    due   06/09/2000                               1,000          1,024
                                           5.699%    due   11/20/2000                              66,690         66,950
                                           5.500%    due   01/16/2001                              15,000         14,984
                                           8.625%    due   01/18/2001                              15,000         15,771
                                           8.500%    due   01/19/2001                               3,675          3,858
                                           5.800%    due   04/09/2001                               8,340          8,373
                                           6.800%    due   04/17/2001                               4,800          4,909
                                           5.950%    due   04/20/2001                              22,150         22,299
                                           6.700%    due   04/30/2001                               3,000          3,064
                                           7.125%    due   05/01/2001                              44,095         45,291
                                           6.750%    due   06/05/2001                                 880            900
                                           4.991%    due   10/22/2001            (d)               25,000         25,008
                                           9.625%    due   12/15/2001                               5,650          6,191
                                           5.375%    due   12/17/2001            (d)               13,000         13,064
                                           5.160%    due   01/08/2002            (d)                3,000          3,004
                                           6.625%    due   01/10/2002                                 500            510
                                           6.750%    due   02/07/2002                               1,590          1,632
                                           5.180%    due   03/15/2002            (d)                6,215          6,215
                                           5.095%    due   04/29/2002            (d)              168,184        167,864
                                           7.000%    due   09/15/2002                                 250            259
                                           6.625%    due   10/01/2002                               5,000          5,118
                                           5.100%    due   11/12/2002            (d)               10,200         10,202
                                           6.200%    due   12/15/2002                                 500            508
                                           6.000%    due   01/15/2003                                 990            995
                                           5.875%    due   01/22/2003                              30,500         30,503
                                           6.750%    due   03/15/2003                              40,125         41,298
                                           7.125%    due   05/01/2003                              36,000         37,492
                                           5.100%    due   08/18/2003            (d)               34,740         34,578
                                           5.550%    due   09/15/2003                              32,000         31,495
                                           6.625%    due   10/20/2003                               2,000          2,052
                                           5.750%    due   11/10/2003                               1,000            992
                                           8.950%    due   07/02/2009                              21,500         23,597
Golden State Holdings
                                           6.750%    due   08/01/2001                               1,250          1,254
Goldman Sachs Group
                                           5.030%    due   07/31/2000            (d)               26,000         26,058
                                           5.150%    due   11/21/2000            (d)               20,000         19,894
                                           5.210%    due   11/24/2000            (d)              108,000        108,305
                                           6.200%    due   12/15/2000                               6,500          6,529
                                           5.150%    due   12/22/2000            (d)               17,000         17,089
                                           5.237%    due   01/09/2001            (d)              105,000        104,865
                                           5.490%    due   01/16/2001            (d)               14,000         14,078
                                           5.151%    due   01/25/2001            (d)               77,000         77,185
                                           5.230%    due   02/20/2001            (d)                3,000          3,002
                                           5.431%    due   04/16/2001            (d)               18,000         18,001
                                           5.300%    due   12/07/2001            (d)               25,000         25,105
                                           5.250%    due   12/24/2001            (d)                  900            904
                                           5.400%    due   02/19/2002            (d)                2,300          2,300

Hartford Life
                                           7.650%    due   06/15/2027                              15,000         16,281
Heller Financial, Inc.
                                           5.103%    due   04/01/1999            (d)               19,000         19,005
                                           5.217%    due   04/27/1999            (d)               20,000         20,008
                                           6.640%    due   05/13/1999                               2,000          2,002
                                           5.352%    due   09/03/1999            (d)                4,000          4,003
                                           6.405%    due   10/15/1999                              10,000         10,059
                                           5.381%    due   12/01/1999            (d)               25,000         25,030
                                           6.520%    due   12/06/1999                               8,750          8,819
                                           5.443%    due   01/18/2000                               2,000          2,002
                                           5.625%    due   03/15/2000                                 200            200
                                           6.500%    due   05/15/2000                              12,000         12,113
                                           5.280%    due   07/07/2000            (d)               60,000         60,144
                                           5.380%    due   08/25/2000            (d)               11,000         11,004
                                           5.330%    due   09/25/2000            (d)               14,500         14,532
                                           6.500%    due   11/01/2001                                 250            254
Hitachi Credit America
                                           5.125%    due   05/15/2000                              25,000         25,027
                                           5.310%    due   07/07/2000            (d)               40,000         40,071
Household Bank
                                           5.410%    due   09/26/2001            (d)                9,000          9,011
                                           5.159%    due   10/22/2003            (d)               15,000         14,919
Household Capital Trust
                                           5.600%    due   06/26/2004            (d)                3,075          3,072
Household Finance Corp.
                                           6.580%    due   05/17/1999                                 165            165
                                           5.369%    due   08/01/2001            (d)                1,500          1,503
                                           5.369%    due   11/01/2001            (d)                5,000          5,012
                                           5.096%    due   05/07/2002            (d)               40,850         40,869
                                           5.260%    due   06/24/2003            (d)               31,000         31,149
                                           5.500%    due   06/24/2003                              35,000         35,168
Household Netherlands BV
                                           6.125%    due   03/01/2003                              18,100         17,921
Inter-American Development Bank
                                           8.875%    due   06/01/2009                                 200            245
International Lease Finance
                                           5.750%    due   12/15/1999                                  50             50
                                           7.000%    due   05/15/2000                                 500            508
                                           6.420%    due   09/11/2000                                 500            505
                                           5.930%    due   07/15/2003                              14,000         13,959
J.P. Morgan & Co.
                                           6.250%    due   12/15/2005                                 200            198
Key Bank NA
                                           7.550%    due   09/15/2006                                 350            375
Kimco Realty Corp.
                                           6.500%    due   10/01/2003                                 200            198
Korea Development Bank
                                           6.250%    due   05/01/2000                               5,000          4,936
                                           6.750%    due   12/01/2005                                  55             51
                                           7.250%    due   05/15/2006                                  50             48
Korean Export-Import Bank
                                           6.500%    due   10/06/1999                               8,000          7,952
LB Rheinland - PFALZ
                                           5.000%    due   02/23/2028                               3,400          3,440

Lehman Brothers Holdings, Inc.
                                           7.110%    due   09/27/1999                                  20             20
                                           4.990%    due   08/11/2000            (d)               30,000         29,890
                                           5.900%    due   04/01/2002            (d)               56,850         56,850
Lehman Brothers, Inc.
                                           7.410%    due   05/25/1999                                 500            501
                                           4.590%    due   09/01/1999            (d)               10,000          9,965
                                           7.140%    due   09/24/1999                                  34             34
                                           6.150%    due   03/15/2000                               7,700          7,702
                                           5.376%    due   04/03/2000            (d)               30,000         29,847
                                           6.500%    due   07/18/2000                               3,000          3,011
                                           6.650%    due   07/27/2000            (d)                8,000          7,990
                                           6.330%    due   08/01/2000                                 666            667
                                           6.400%    due   08/30/2000                               1,500          1,508
                                           6.500%    due   09/25/2000                              11,200         11,278
                                           5.390%    due   09/26/2000            (d)                5,000          4,957
                                           5.346%    due   11/06/2000            (d)               30,910         30,933
                                           5.702%    due   12/01/2000            (d)                  500            497
                                           6.125%    due   02/01/2001                               2,000          1,992
                                           5.750%    due   02/20/2001                               1,500          1,502
                                           5.287%    due   02/27/2001            (d)               76,400         75,978
                                           5.164%    due   06/01/2001            (d)              100,000         99,081
                                           6.020%    due   08/28/2002            (d)                6,500          6,452
                                           5.577%    due   09/03/2002            (d)               14,000         14,009
Liberty Mutual Insurance
                                           8.200%    due   05/04/2007                              17,510         18,963
Marine Midland
                                           5.375%    due   12/20/2000            (d)                3,700          3,709
MBNA Corp.
                                           5.661%    due   12/01/1999            (d)               66,900         66,922
                                           5.320%    due   09/13/2001            (d)                1,000            996
                                           6.990%    due   05/24/2002                               1,000          1,003
                                           5.619%    due   12/10/2002                               2,100          2,057
MCN Investment Corp.
                                           6.030%    due   02/01/2001                               6,850          6,766
                                           6.300%    due   04/02/2001                               7,500          7,485
                                           7.120%    due   01/16/2004                               7,500          7,601
Meditrust
                                           7.375%    due   07/15/2000                                 345            334
Mellon Bank Corp.
                                           6.500%    due   08/01/2005                                  75             76

Merrill Lynch & Co.
                                           8.250%    due   11/15/1999                                 250            254
                                           6.620%    due   06/06/2000                                 500            505
                                           6.450%    due   06/20/2000                                 350            355
                                           6.250%    due   07/25/2000                                 490            495
                                           5.269%    due   08/03/2000            (d)                5,000          5,013
                                           5.300%    due   09/25/2000            (d)                5,000          5,008
                                           5.362%    due   10/03/2000            (d)               20,000         20,002
                                           5.440%    due   12/05/2000            (d)               89,000         89,032
                                           6.500%    due   04/01/2001                                 400            406
                                           6.750%    due   04/30/2001                               2,775          2,838
                                           5.081%    due   05/08/2001                              54,900         55,006
                                           5.204%    due   05/30/2001            (d)                3,800          3,784
                                           5.345%    due   06/04/2001            (d)               30,000         29,963
                                           7.050%    due   06/04/2001                               6,175          6,356
                                           5.299%    due   11/01/2001            (d)               30,000         30,004
                                           5.457%    due   11/09/2001            (d)               10,000         10,011
                                           5.130%    due   01/15/2002            (d)               17,000         17,024
                                           5.345%    due   02/01/2002            (d)                4,000          4,011
                                           8.000%    due   02/01/2002                                 400            421
                                           7.375%    due   08/17/2002                                 300            313
                                           8.300%    due   11/01/2002                                 200            214
                                           6.000%    due   02/12/2003                                 500            502
                                           6.875%    due   03/01/2003                                 140            144
                                           5.400%    due   06/24/2003            (d)               27,000         26,884
                                           5.226%    due   10/01/2003            (d)                5,000          5,001
                                           7.000%    due   03/15/2006                               1,500          1,545
                                           7.000%    due   04/27/2008                                 100            104
                                           6.375%    due   10/15/2008                              17,000         16,896
Metropolitan Life Insurance Co.
                                           6.300%    due   11/01/2003                               6,800          6,829
Mexico Credit Link
                                           10.508%   due   02/22/2002            (d)               29,500         30,527
MIC Financing Trust
                                           8.375%    due   02/01/2027                              36,000         35,442
Morgan Stanley Group, Inc.
                                           6.375%    due   12/15/2003                                 150            152
Morgan Stanley, Dean Witter, Discover and Co.
                                           5.657%    due   02/06/2001                               1,190          1,195
                                           5.412%    due   04/16/2001            (d)               25,000         24,998
                                           6.700%    due   05/01/2001                                 600            610
                                           9.375%    due   06/15/2001                                 300            322
                                           5.150%    due   12/19/2001            (d)               19,700         19,696
                                           5.429%    due   03/11/2003            (d)               10,000          9,950
Morgan, J.P. & Co., Inc.
                                           5.750%    due   02/25/2004                              22,800         22,545
                                           6.000%    due   01/15/2009                              27,000         26,091
Nacional Financiera
                                           8.000%    due   06/19/2000                               4,500          4,496
                                           8.649%    due   12/01/2000            (d)               25,250         25,755
NationsBank Corp.
                                           6.750%    due   02/26/2001                                 500            511
                                           7.000%    due   09/15/2001                               1,500          1,543
                                           5.650%    due   06/17/2002            (d)               10,000          9,954
NCNB Corp.
                                           7.750%    due   08/01/2002                                 796            797
Norwest Financial, Inc.
                                           7.000%    due   01/15/2003                                 300            312
                                           6.000%    due   02/01/2004                                  50             50
Okobank
                                           5.350%    due   05/23/2006            (d)               10,000          9,882
Paccar Financial Corp.
                                           6.740%    due   09/15/2000                                 250            254
PaineWebber
                                           5.520%    due   10/04/1999                               4,000          4,000
                                           7.000%    due   03/01/2000                                 200            202
                                           6.950%    due   03/31/2000                                 120            121
                                           6.538%    due   05/09/2000            (d)                5,000          5,010
                                           5.470%    due   02/18/2002            (d)                5,000          4,965
                                           5.590%    due   05/20/2002            (d)                1,000            988
Pemex Finance Limited
                                           6.125%    due   11/15/2003                              15,000         14,892
Pitney Bowes Credit Corp.
                                           6.540%    due   07/15/1999                                 400            402
PNC Bank Corp.
                                           4.913%    due   06/01/2000            (d)              217,000        216,768
                                           5.100%    due   01/24/2002            (d)               49,000         48,657
                                           5.001%    due   08/15/2002            (d)                5,000          5,009
PNC Funding Corp.
                                           6.875%    due   03/01/2003                                 100            103

Popular, Inc.
                                           6.715%    due   06/06/2000                              20,000         20,069
                                           6.625%    due   01/15/2004                              19,500         19,240
Prudential Insurance Co.
                                           6.375%    due   07/23/2006                              15,000         14,938
Prudential Property Investment
                                           6.625%    due   04/01/2009                              17,000         16,863
Reliance Group Holdings
                                           9.000%    due   11/15/2000                              19,000         19,557
                                           9.750%    due   11/15/2003                              10,000         10,388
Residential Reinsurance
                                           9.180%    due   06/01/1999            (d)               39,500         39,944
Safeco Corp.
                                           7.260%    due   08/12/2002                                 500            520
Salomon, Inc.
                                           4.704%    due   04/05/1999            (d)                5,500          5,500
                                           7.000%    due   05/15/1999                              26,090         26,135
                                           4.370%    due   06/24/1999            (d)                9,000          8,992
                                           7.590%    due   01/28/2000                                 150            152
                                           6.500%    due   03/01/2000                              18,350         18,540
                                           6.625%    due   11/30/2000                                 235            238
                                           6.650%    due   07/15/2001                                 600            611
                                           7.000%    due   03/04/2002                               5,000          5,122
                                           5.400%    due   05/16/2002            (d)               23,000         23,026
Salomon, Smith Barney Holdings
                                           7.980%    due   03/01/2000                              12,000         12,249
                                           6.625%    due   06/01/2000                                  95             96
                                           5.875%    due   02/01/2001                               4,000          4,006
                                           3.650%    due   02/14/2002                              17,610         17,158
Sanwa Business Credit
                                           6.540%    due   06/20/2000                               1,000          1,010
                                           5.695%    due   07/13/2001            (d)                1,000          1,002
Sears Roebuck Acceptance
                                           6.000%    due   03/20/2003                             149,750        149,968
Security Pacific Corp.
                                           6.000%    due   05/01/2000                                 600            600
                                           11.500%   due   11/15/2000                               4,000          4,326
Signet Bank Corp.
                                           9.625%    due   06/01/1999                               6,500          6,540
Societe Generale
                                           7.400%    due   06/01/2006                               1,500          1,576
Sparbanken Sverige AB
                                           8.490%    due   10/29/2049            (d)               12,670         12,670
Sumitomo
                                           9.400%    due   12/29/2049            (d)               19,500         18,330
Sun Life of Canada (U.S.)
                                           8.526%    due   05/29/2049                                 250            263
Swedbank
                                           7.531%    due   10/29/2049            (d)               12,000         12,161
Textron Financial Corp.
                                           5.100%    due   11/24/1999            (d)               10,000         10,014
Tokai Capital Corp.
                                           9.980%    due   12/29/2049            (d)               13,050         11,646
Toronto-Dominion Bank
                                           7.875%    due   08/15/2004                                  50             53
Toyota Motor Credit Corp.
                                           4.659%    due   02/15/2002                              40,000         38,495
TPSA Finance BV
                                           7.125%    due   12/10/2003                              12,200         12,054
                                           7.750%    due   12/10/2008                              10,000          9,767
Transamerica Corp.
                                           6.750%    due   11/15/2006                                 500            513

Transamerica Financial Corp.
                                           4.703%    due   04/20/1999            (d)                  500            500
                                           7.400%    due   07/29/1999                               2,000          2,012
                                           5.469%    due   09/17/2001            (d)               20,000         19,970
                                           7.500%    due   03/15/2004                                 270            285
Travelers Group, Inc.
                                           7.200%    due   02/01/2004                              38,480         40,204
Trinet Corp. Realty Trust
                                           6.750%    due   03/01/2003                                  45             45
Trizec Finance Limited
                                           10.875%   due   10/15/2005                               2,489          2,725
U.S. Bancorp
                                           5.085%    due   01/16/2002            (d)               49,000         49,040
Wachovia Corp.
                                           6.700%    due   04/14/1999                                 500            500
                                           7.000%    due   12/15/1999                                 100            101
Wells Fargo & Co.
                                           5.625%    due   02/05/2001                                 400            401
                                           8.750%    due   05/01/2002                                 100            108
Westdeutsche Landesbank
                                           6.750%    due   06/15/2005                               4,000          4,083
                                           6.050%    due   01/15/2009                              30,000         29,438
World Savings & Loan
                                           9.900%    due   07/01/2000                                 250            250
Xerox Corp.
                                           7.010%    due   04/30/1999                                 120            120
                                                                                                               6,050,090
Industrials 9.3%
AK Steel Corp.
                                           10.750%   due   04/01/2004                              22,050         22,939
Akzo Nobel, Inc.
                                           6.000%    due   11/15/2003                              32,000         31,642
Albertson's, Inc.
                                           6.375%    due   06/01/2000                                 150            152
Allied Waste North America, Inc.
                                           7.375%    due   01/01/2004                              18,925         18,483
Amerco, Inc.
                                           7.135%    due   10/15/2002                              15,000         14,730
American Home Products Corp.
                                           7.700%    due   02/15/2000                                 550            561
Amerigas Partners LP
                                           10.125%   due   04/15/2007                               1,730          1,808
AMR Corp.
                                           9.750%    due   03/15/2000                              10,760         11,134
                                           10.610%   due   01/11/2001                               4,000          4,305
                                           10.570%   due   01/15/2001                               3,000          3,226
                                           10.590%   due   01/31/2001                               3,000          3,231
                                           10.000%   due   02/01/2001                               2,000          2,130
                                           9.400%    due   05/08/2001                               3,000          3,195
                                           9.500%    due   05/15/2001                               2,250          2,399
                                           9.130%    due   10/25/2001                               2,000          2,133
                                           8.470%    due   02/20/2002                               2,000          2,119
                                           8.500%    due   02/26/2002                               1,000          1,061
                                           10.210%   due   01/01/2010                               6,500          8,143
Baxter International, Inc.
                                           9.500%    due   06/15/2008                                 200            241
Bellat Racers
                                           5.969%    due   04/01/2003                              20,000         20,000
BOC Group PLC
                                           5.875%    due   01/29/2001                                 250            251

Boeing Co.
                                           8.375%    due   02/15/2001                                 150            157
                                           6.350%    due   06/15/2003                                 750            761
Boise Cascade Co.
                                           9.900%    due   03/15/2000                                 275            282
Browning-Ferris Industries, Inc.
                                           6.080%    due   01/18/2002            (d)               51,750         51,239
                                           6.100%    due   01/15/2003                               6,000          5,676
Canadian Pacific Limited
                                           9.450%    due   08/01/2021                               2,750          3,314
CBS, Inc.
                                           7.625%    due   01/01/2002                                 100            103
Cemex SA
                                           10.000%   due   11/05/1999                               1,000          1,018
                                           8.500%    due   08/31/2000                              10,000         10,132
Centerior Fuel Corp.
                                           9.540%    due   08/02/1999            (j)               10,000         10,394
                                           9.750%    due   08/02/2000            (j)                8,000          8,585
Century Communications Corp.
                                           9.500%    due   08/15/2000                               6,000          6,150
                                           0.000%    due   03/15/2003                              10,515          7,597
CF Cable TV, Inc.
                                           9.125%    due   07/15/2007                               1,600          1,708
Circus Circus Enterprises
                                           6.750%    due   07/15/2003                               4,500          4,292
Coca-Cola Co.
                                           6.375%    due   08/01/2001                                 200            203
                                           7.875%    due   02/01/2002                                 600            633
Coltec Industries, Inc.
                                           7.500%    due   04/15/2008                               4,400          4,488
Columbia/HCA Healthcare
                                           8.020%    due   08/05/2002                               3,880          3,789
                                           8.130%    due   08/04/2003                               7,000          6,824
                                           6.630%    due   07/15/2045                              10,000          9,477
                                           6.730%    due   07/15/2045                              14,760         14,030
Comverse Technology, Inc.
                                           4.500%    due   07/01/2005                               2,000          2,913
Continental Airlines
                                           6.954%    due   02/02/2011                              26,000         26,034
Continental Cablevision
                                           11.000%   due   06/01/2007                               4,536          4,819
                                           9.500%    due   08/01/2013                              27,000         32,204
CSC Holdings, Inc
                                           7.625%    due   07/15/2018                              22,000         22,003
Cumberland Farms
                                           10.500%   due   10/01/2003                               2,711          2,697
Dayton Hudson Corp.
                                           10.000%   due   12/01/2000                               1,000          1,068
Delta Air Lines, Inc.
                                           9.875%    due   05/15/2000                               8,700          9,054
                                           6.650%    due   03/15/2004                              13,500         13,508
                                           10.140%   due   08/14/2012                               1,000          1,249
                                           9.200%    due   09/23/2014                               6,000          7,053
Disney (Walt) Co.
                                           6.375%    due   03/30/2001                                 250            255
                                           6.750%    due   03/30/2006                                 100            104
DTE Capital Corp.
                                           8.350%    due   11/15/2003            (d)               48,000         47,660
E.I. Du Pont de Nemours
                                           9.150%    due   04/15/2000                                 100            104
Eastman Chemical Co.
                                           6.375%    due   01/15/2004                               5,750          5,735

Eli Lilly & Co.
                                           8.125%    due   02/07/2000                                 387            395
                                           8.125%    due   12/01/2001                                 500            533
Enron Corp.
                                           5.557%    due   11/18/1999            (d)               35,000         35,048
                                           6.532%    due   12/30/1999            (d)               29,419         29,419
                                           6.532%    due   12/30/1999            (d)               25,802         25,802
Flag Limited
                                           6.900%    due   12/15/2004                                 515            503
Ford Motor Co.
                                           9.000%    due   09/15/2001                                 880            945
                                           6.625%    due   10/01/2028                             115,800        111,471
Fortune Brands
                                           8.500%    due   10/01/2003                                 500            557
Fred Meyer, Inc.
                                           7.150%    due   03/01/2003                               6,000          6,168
                                           7.375%    due   03/01/2005                              39,325         40,933
                                           7.450%    due   03/01/2008                                 300            317
General Motors Acceptance Corp.
                                           9.625%    due   12/01/2000                                 525            558
                                           7.100%    due   03/15/2006                                 250            262
Gillette Co.
                                           5.750%    due   10/15/2005                               1,500          1,497
Great Atlantic & Pac Tea
                                           7.750%    due   04/15/2007                                 150            149
Gulf Canada Resources
                                           9.250%    due   01/15/2004                               7,250          7,385
                                           9.625%    due   07/01/2005                               2,000          2,045
H.J. Heinz Co.
                                           7.500%    due   04/26/2000                                 150            153
Hollinger International Publishing
                                           9.250%    due   02/01/2006                               3,000          3,135
Hyder PLC
                                           6.500%    due   12/15/2008                              10,000          9,870
IBM Corp.
                                           5.732%    due   11/01/1999            (d)               35,000         34,956
                                           7.250%    due   11/01/2002                                 100            105
                                           7.125%    due   12/01/2096                               2,500          2,599
Inco Limited
                                           9.875%    due   06/01/2019                               5,000          5,226
Ingersoll-Rand Co.
                                           6.255%    due   02/15/2001                                 295            298
Intermedia Communications, Inc.
                                           0.000%    due   05/15/2006            (i)                2,500          2,175
ISP Holdings, Inc.
                                           9.750%    due   02/15/2002                               4,500          4,658
                                           9.000%    due   10/15/2003                               5,000          5,125
ITT Corp.
                                           6.250%    due   11/15/2000                              10,070          9,814
J Seagram & Sons
                                           6.250%    due   12/15/2001                              51,000         51,258
Jones International Networks Limited
                                           11.750%   due   07/01/2005                                  55             41
K Mart Corp.
                                           8.190%    due   11/24/2003                               5,000          5,039
K-III Communications Co.
                                           8.500%    due   02/01/2006                               4,000          4,090
Kellogg
                                           5.750%    due   02/02/2001                              74,850         74,894
Langdell
                                           9.978%    due   07/30/1999            (d)                9,800          9,861

Lenfest Communications
                                           8.375%    due   11/01/2005                               5,000          5,350
Limited, Inc.
                                           7.800%    due   05/15/2002                                 500            524
Loyola University of Chicago
                                           6.030%    due   06/15/2000            (d)               16,100         16,188
Mallinckrodt, Inc.
                                           6.300%    due   03/15/2011            (d)               10,000          9,971
Marlin Water Trust
                                           7.090%    due   12/15/2001                              20,000         20,276
Mazda Manufacturing Corp.
                                           10.500%   due   07/01/2008            (j)                1,980          2,596
McDonald's Corp.
                                           6.500%    due   08/01/2007                                 250            257
Mobil Corp.
                                           8.375%    due   02/12/2001                                 340            356
Motorola, Inc.
                                           7.600%    due   01/01/2007                                 200            218
Nabisco, Inc.
                                           6.800%    due   09/01/2001                               3,000          3,052
                                           6.125%    due   02/01/2033                              15,000         14,733
Nabors Industries, Inc.
                                           6.800%    due   04/15/2004                               9,250          9,298
New York Times Co.
                                           7.625%    due   03/15/2005                               1,000          1,082
News America Holdings Corp.
                                           8.625%    due   02/01/2003                                 750            814
News Corp Limited
                                           0.000%    due   06/15/1999            (i)                  900            845
Nike, Inc.
                                           6.510%    due   06/16/2000                               1,000          1,017
Noranda, Inc.
                                           7.000%    due   07/15/2005                               1,800          1,747
Occidental Petroleum
                                           6.400%    due   04/01/2003                               6,510          6,441
                                           8.500%    due   09/15/2004                               5,000          5,023
Owens Corning
                                           7.000%    due   05/15/2000                                 200            201
Owens-Illinois, Inc.
                                           7.850%    due   05/15/2004                               2,600          2,665
                                           7.150%    due   05/15/2005                              10,000          9,862
Pennzoil Co.
                                           9.625%    due   11/15/1999                               5,000          5,101
Pepsi Bottling Group, Inc.
                                           5.250%    due   03/06/2000            (d)              376,000        375,846
Petroleos Mexicanos
                                           9.857%    due   07/15/2005            (d)               32,500         30,266
Philip Morris Cos., Inc.
                                           6.150%    due   03/15/2000                              20,000         20,109
                                           9.000%    due   01/01/2001                                 300            316
                                           7.250%    due   09/15/2001                                  70             72
                                           7.500%    due   01/15/2002                                  50             52
                                           6.800%    due   12/01/2003                              48,345         49,513
                                           7.000%    due   07/15/2005                               1,125          1,156
                                           7.200%    due   02/01/2007                              32,000         33,416
Phillips Petroleum Co.
                                           6.375%    due   03/30/2009                              31,000         30,894
                                           7.000%    due   03/30/2029                              16,000         15,940
Procter & Gamble Co.
                                           5.250%    due   09/15/2003                              35,000         34,462
Qwest Communications International, Inc.
                                           0.000%    due   10/15/2007            (i)                2,507          2,000

R & B Falcon Corp.
                                           6.500%    due   04/15/2003                               1,000            855
Racers
                                           7.709%    due   04/28/2003            (d)               30,000         27,713
Reliant Energy, Inc.
                                           8.920%    due   05/15/2001                               6,500          6,860
                                           6.375%    due   11/01/2003                              14,000         13,818
RJR Nabisco
                                           8.000%    due   01/15/2000                               6,777          6,860
                                           7.625%    due   09/01/2000                               6,000          6,104
                                           8.000%    due   07/15/2001                              35,630         36,589
                                           8.625%    due   12/01/2002                              10,920         11,353
                                           7.625%    due   09/15/2003                               9,000          9,211
                                           8.750%    due   04/15/2004                              23,800         25,538
                                           8.250%    due   07/01/2004                               2,000          2,105
                                           8.750%    due   07/15/2007                              25,000         27,212
Rogers Cablesystems Limited
                                           10.000%   due   12/01/2007                               5,000          5,613
Rogers Cantel Mobile Communications, Inc.
                                           9.375%    due   06/01/2008                               2,750          3,032
Saferco
                                           9.460%    due   05/31/1999            (j)                1,000          1,007
                                           9.630%    due   05/31/2000            (j)                6,500          6,833
                                           9.590%    due   05/31/2001            (j)                3,000          3,251
Safeway, Inc.
                                           5.750%    due   11/15/2000                                 150            150
                                           6.850%    due   09/15/2004                                 250            259
Sara Lee Corp.
                                           6.300%    due   11/07/2005                                 500            506
Sears Roebuck & Co.
                                           6.800%    due   05/07/2001                                 500            510
                                           6.790%    due   05/21/2001                                 500            510
                                           9.400%    due   08/02/2001                                 250            269
                                           7.260%    due   04/21/2003                               3,000          3,123
                                           6.250%    due   01/15/2004                                 300            303
                                           6.750%    due   09/15/2005                                 785            804
Sears Roebuck Acceptance
                                           5.155%    due   06/27/2000            (d)                5,000          5,008
                                           7.110%    due   06/19/2001                               1,000          1,026
                                           6.120%    due   12/13/2001                                 260            262
                                           6.950%    due   05/15/2002                                 300            309
                                           7.140%    due   05/02/2003                               5,000          5,184
                                           6.560%    due   11/20/2003                               1,178          1,198
                                           6.700%    due   11/15/2006                                 500            511
Shell Oil Co.
                                           7.250%    due   02/15/2002                                  50             50
Smithfield Foods
                                           7.625%    due   02/15/2008                               2,000          1,935
Smithkline Beecham
                                           7.375%    due   04/15/2005                                 150            161
Solectron Corp.
                                           0.000%    due   01/27/2019                               4,000          1,975
SUPERVALU, Inc.
                                           6.500%    due   10/06/2000                                 140            142
TCI Communications, Inc.
                                           7.250%    due   06/15/1999                               4,800          4,822
                                           6.375%    due   09/15/1999                              39,175         39,398
                                           5.080%    due   02/02/2000            (d)               50,000         49,951
                                           5.395%    due   09/11/2000            (d)               48,500         48,362
                                           5.750%    due   12/20/2000            (d)               10,000         10,034
                                           6.375%    due   05/01/2003                               3,200          3,271

Telecommunications, Inc.
                                           7.375%    due   02/15/2000                              12,000         12,213
                                           8.250%    due   01/15/2003                              43,125         46,777
Telewest Communications
                                           9.625%    due   10/01/2006                               5,000          5,313
Tenet Healthcare Corp.
                                           8.625%    due   12/01/2003                               1,200          1,228
                                           7.625%    due   06/01/2008                              27,000         26,190
Texaco Capital
                                           8.500%    due   02/15/2003                                 700            767
                                           6.000%    due   06/15/2005                                 400            400
Time Warner, Inc.
                                           7.550%    due   02/01/2000                               5,735          5,844
                                           6.100%    due   12/30/2001                               1,375          1,382
                                           7.975%    due   08/15/2004                              31,803         34,403
                                           8.110%    due   08/15/2006                              80,929         89,539
                                           8.180%    due   08/15/2007                               2,400          2,695
                                           7.250%    due   09/01/2008                                 125            134
Union Pacific Corp.
                                           5.945%    due   05/22/2000            (d)               60,000         59,963
                                           6.930%    due   06/01/2003                               1,000          1,020
                                           6.000%    due   09/01/2003                               8,000          7,901
                                           6.120%    due   02/01/2004                                 250            245
United Airlines
                                           9.000%    due   12/15/2003                               1,000          1,092
USA Waste Services, Inc.
                                           6.125%    due   07/15/2001                              23,500         23,628
USX Corp.
                                           9.800%    due   07/01/2001                                 300            324
Wal-Mart Stores, Inc.
                                           9.100%    due   07/15/2000                                 100            105
                                           8.625%    due   04/01/2001                               1,450          1,536
Waste Management, Inc.
                                           6.250%    due   04/01/1999                               1,000          1,000
                                           4.000%    due   02/01/2002                               3,000          3,536
Westpoint Stevens, Inc.
                                           7.875%    due   06/15/2005                               8,000          8,220
Westvaco Corp.
                                           9.650%    due   03/01/2002                                 150            165
Williams Co.
                                           5.250%    due   01/30/2000            (d)               23,000         23,034
WMX Technologies
                                           6.700%    due   05/01/2001                              10,000         10,152
                                           7.000%    due   10/15/2006                                 500            521
Xerox Corp.
                                           7.040%    due   04/30/1999                                 770            771
                                           6.500%    due   06/29/2000                                 280            285
                                           5.750%    due   07/21/2000                                 500            503
                                           7.410%    due   05/15/2001                               1,000          1,030
                                                                                                               2,426,041
Utilities 3.8%
AES Corp.
                                           10.250%   due   07/15/2006                               4,500          4,770
Alabama Power Co.
                                           5.350%    due   11/15/2003                                 600            587
Appalachian Power Co.
                                           6.350%    due   03/01/2000                                 500            504
AT&T Corp.
                                           7.125%    due   01/15/2002                                  75             78
                                           7.000%    due   05/15/2005                                 200            211

Baltimore Gas & Electric
                                           6.125%    due   07/01/2003                                 150            152
Beaver Valley Funding Corp.
                                           8.250%    due   06/01/2003                                 779            795
                                           8.625%    due   06/01/2007                               5,000          5,339
BellSouth Telecommunications, Inc.
                                           7.500%    due   06/15/2033                                 185            191
California Energy
                                           9.500%    due   09/15/2006                              12,040         13,270
Calpine Corp.
                                           9.250%    due   02/01/2004                               4,150          4,275
                                           7.625%    due   04/15/2006                               7,000          7,035
                                           7.875%    due   04/01/2008                               2,500          2,556
Central Maine Power Co.
                                           6.350%    due   09/20/1999                              30,000         30,022
                                           6.413%    due   10/25/1999                              39,000         39,195
                                           6.463%    due   11/01/1999            (d)                6,800          6,834
                                           6.500%    due   06/14/2000                               5,500          5,492
Chesapeake & Potomac Telephone
                                           5.625%    due   03/01/2007                                 500            481
                                           8.000%    due   10/15/2029                               1,125          1,306
Cleveland Electric Illuminating Co.
                                           7.850%    due   11/01/1999                               6,000          6,070
                                           7.420%    due   08/01/2001                              10,000         10,280
                                           9.500%    due   05/15/2005                              13,000         14,079
Cleveland Electric/Toledo Edison
                                           7.190%    due   07/01/2000                              20,400         20,570
CMS Energy
                                           7.375%    due   11/15/2000                              57,535         58,102
                                           8.125%    due   05/15/2002                               5,000          5,140
                                           7.000%    due   01/15/2005                              30,000         29,263
Coastal Corp.
                                           8.750%    due   05/15/1999                               4,300          4,314
Commonwealth Edison
                                           6.500%    due   04/15/2000                               6,185          6,248
                                           5.060%    due   06/15/2002            (d)                1,000          1,003
                                           6.625%    due   07/15/2003                               1,000          1,024
                                           9.875%    due   06/15/2020                              11,700         13,837
Connecticut Light & Power Co.
                                           7.250%    due   07/01/1999                               4,485          4,487
                                           5.750%    due   07/01/2000                               2,000          1,994
                                           7.750%    due   06/01/2002                               5,000          5,183
                                           8.590%    due   06/05/2003                              27,000         26,823
Consolidated Edison
                                           7.600%    due   01/15/2000                                 100            102
                                           5.321%    due   12/15/2001            (d)               10,000          9,974
Detroit Edison Co.
                                           6.450%    due   04/01/1999                              10,500         10,500
Duke Energy Corp.
                                           5.780%    due   07/08/1999                                 500            501
                                           8.000%    due   11/01/1999                                  40             41
                                           7.000%    due   06/01/2000                                 700            713
                                           6.750%    due   08/01/2025                                  25             24
Eastern Edison Co.
                                           7.780%    due   07/30/2002                               9,000          9,407
El Paso Electric Co.
                                           9.400%    due   05/01/2011                               7,455          8,606
Houston Lighting & Power Co.
                                           6.100%    due   03/01/2000                                 250            251
Indiana Bell Telephone Co., Inc.
                                           5.500%    due   04/01/2007                                 500            478

Indianapolis Power & Light
                                           7.375%    due   08/01/2007                                 225            245
Korea Electric Power
                                           6.375%    due   12/01/2003                                 170            160
Long Island Lighting Co.
                                           7.300%    due   07/15/1999                              76,085         76,461
Louisiana Power & Light Co.
                                           7.740%    due   07/01/2002                               1,900          1,934
MCI Communications Corp.
                                           6.125%    due   04/15/2002                               1,250          1,262
MCI Worldcom, Inc.
                                           8.875%    due   01/15/2006                              24,529         26,428
National Power Corp.
                                           9.625%    due   05/15/2028                              16,000         14,185
National Rural Utilities Cooperative
                                           6.250%    due   04/15/2003                              50,000         49,853
Nevada Power Co.
                                           6.200%    due   04/15/2004                              20,000         19,951
New Century Energies, Inc.
                                           5.860%    due   05/30/2000                              15,000         14,986
New England Telephone & Telegraph Co.
                                           6.375%    due   09/01/2008                               1,350          1,320
New Jersey Bell Telephone
                                           7.850%    due   11/15/2029                                  70             79
New York Telephone Co.
                                           6.250%    due   02/15/2004                                 150            153
Niagara Mohawk Power
                                           6.500%    due   07/01/1999                              25,000         25,032
                                           7.000%    due   10/01/2000                              35,000         35,359
                                           7.125%    due   07/01/2001                              27,250         27,702
                                           7.250%    due   10/01/2002                              32,777         33,386
                                           7.375%    due   07/01/2003                              28,000         29,356
                                           7.375%    due   08/01/2003                               1,645          1,732
                                           7.750%    due   10/01/2008                              25,200         27,057
North Atlantic Energy
                                           9.050%    due   06/01/2002                               8,042          8,297
Northern Illinois Gas Co.
                                           6.450%    due   08/01/2001                               1,450          1,461
Northern Telecom Limited
                                           8.750%    due   06/12/2001                                 300            319
Ohio Bell Telephone Co.
                                           5.375%    due   03/01/2007                                 950            909
Ohio Edison
                                           6.875%    due   09/15/1999                               5,750          5,781
Ohio Power Co.
                                           6.875%    due   06/01/2003                               3,000          3,062
Pacific Gas & Electric Co.
                                           6.750%    due   12/01/2000                               3,049          3,060
Pacific Northwest Bell
                                           4.375%    due   09/01/2002                                  50             48
Pennsylvania Power & Light
                                           6.000%    due   06/01/2000                                 500            503
Philadelphia Electric
                                           5.625%    due   11/01/2001                              17,000         16,980
PP&L, Inc.
                                           6.125%    due   05/01/2001            (d)                5,000          5,049

Public Service Electric & Gas
                                           8.750%    due   07/01/1999                                  90             91
                                           7.625%    due   02/01/2000                                 150            153
                                           6.500%    due   06/01/2000                                 500            505
                                           6.125%    due   08/01/2002                               1,000          1,014
Public Service Enterprise Group, Inc.
                                           5.750%    due   11/22/2000            (d)               10,000         10,007
                                           5.780%    due   11/22/2000            (d)                2,000          2,002
Queststar Pipeline
                                           9.375%    due   06/01/2021                                 200            225
Reliant Energy Inc.
                                           8.750%    due   03/01/2022                              10,000         10,862
Southwestern Bell Telephone Co.
                                           6.125%    due   03/01/2000                                  50             50
Sprint Corp.
                                           8.125%    due   07/15/2002                              10,378         11,010
System Energy Resources
                                           7.380%    due   10/01/2000                               5,000          5,081
                                           7.710%    due   08/01/2001                              14,850         15,371
Tennessee Valley Authority
                                           0.000%    due   04/15/2042            (i)                  855            360
Texas Utilities Co.
                                           6.250%    due   01/31/2000                               6,000          6,033
                                           6.270%    due   02/01/2000                              11,000         11,087
                                           5.241%    due   04/24/2000            (d)               54,700         54,804
                                           6.370%    due   08/16/2001                               1,000          1,005
                                           5.940%    due   10/15/2001                               3,000          3,001
                                           6.500%    due   08/16/2002                               1,000          1,006
Texas-New Mexico Power
                                           10.750%   due   09/15/2003                               4,950          5,243
Toledo Edison Co.
                                           8.180%    due   07/30/2002                               1,400          1,470
                                           8.700%    due   09/01/2002                              10,000         10,488
                                           7.850%    due   03/31/2003                               7,000          7,290
                                           7.875%    due   08/01/2004                                 500            520
Tuscon Electric Power
                                           8.500%    due   10/01/2009                                 454            468
U.S. West Communications, Inc.
                                           6.625%    due   09/15/2005                                 300            311
                                           6.125%    due   11/15/2005                                 400            405
United Air Lines
                                           10.670%   due   05/01/2004                               2,050          2,388
United Telecom, Inc.
                                           9.440%    due   08/15/2001                              10,000         10,738
Western Massachusetts Electric
                                           6.875%    due   01/01/2000                                 700            704
                                           7.375%    due   07/01/2001                               7,000          7,085
Western Resources, Inc.
                                           6.250%    due   08/15/2003                               8,500          8,534
Wilmington Trust Co. - Tucson Electric
                                           10.732%   due   01/01/2013            (j)                  991          1,142
WorldCom, Inc.
                                           6.125%    due   08/15/2001                                 250            252
                                           6.400%    due   08/15/2005                               1,000          1,016
                                                                                                                 995,938
Total Corporate Bonds & Notes                                                                                  9,472,069
(Cost $9,450,839)
U.S. GOVERNMENT AGENCIES 3.7%
A.I.D. Housing Guarantee
                                           9.980%    due   08/01/2008                               1,045          1,137
Federal Home Loan Bank
                                           6.400%    due   09/10/2008                                 525            520
Federal Home Loan Mortgage Corp.
                                           6.140%    due   03/03/2003                                 500            502
                                           6.000%    due   11/18/2003                                 750            747
                                           5.580%    due   12/10/2003                                 500            494
                                           7.030%    due   04/05/2004                                 125            125
                                           7.540%    due   05/03/2004                                  20             20
                                           5.500%    due   12/21/2004                               1,000            981
                                           5.900%    due   12/02/2005                               1,300          1,282
                                           6.375%    due   09/25/2006                               1,250          1,241
                                           6.350%    due   10/13/2006                               1,000            992
                                           6.350%    due   11/28/2006                                 100             99
                                           6.690%    due   04/23/2008                               1,250          1,246
                                           6.220%    due   06/24/2008                               1,850          1,847
                                           6.250%    due   08/11/2008                               1,000            987
                                           6.300%    due   09/10/2008                                 260            256


Federal National Mortgage Assn.
                                           9.050%    due   04/10/2000                                 400            415
                                           5.160%    due   02/02/2001                                 800            795
                                           5.125%    due   02/13/2004                              21,716         21,340
                                           5.350%    due   10/29/2004                               1,000            971
                                           5.750%    due   10/28/2005                               1,500          1,464
                                           5.780%    due   11/02/2005                                 500            489
                                           6.000%    due   11/24/2006                                 700            686
                                           7.240%    due   01/04/2007                                 255            257
                                           6.490%    due   08/27/2007                              56,000         58,100
                                           6.000%    due   09/14/2007                                 200            195
                                           6.470%    due   02/22/2008                                 700            692
                                           6.560%    due   03/03/2008                                 250            248
                                           6.125%    due   08/28/2008                               1,000            985
                                           5.990%    due   10/27/2008                                 125            121
Housing & Urban Development Corp.
                                           8.810%    due   08/01/2005                                 285            328
New York City
                                           5.278%    due   08/01/2002            (d)               35,487         35,330
Resolution Funding
                                           0.000%    due   01/15/2007                                 800            520
Student Loan Marketing Assn.
                                           4.129%    due   02/20/2000            (d)              134,700        133,361
                                           5.684%    due   06/30/2000            (d)               63,700         63,584
                                           5.248%    due   01/25/2003            (d)               41,537         41,600
                                           5.070%    due   04/25/2004            (d)               20,459         20,255
                                           4.988%    due   10/25/2004            (d)               27,806         27,743
                                           5.008%    due   10/25/2004            (d)               50,033         49,946
                                           4.958%    due   10/25/2005            (d)               11,583         11,546
                                           5.038%    due   10/25/2005            (d)               36,723         36,629
                                           5.098%    due   04/25/2006            (d)              119,639        119,236
                                           5.208%    due   01/25/2007            (d)              114,483        114,439
                                           5.178%    due   04/25/2007            (d)              210,062        210,093
Total U.S. Government Agencies                                                                                   963,844
(Cost $966,749)
U.S. TREASURY OBLIGATIONS 12.5%
Treasury Inflation Protected Securities
                                           3.625%    due   07/15/2002            (h)(l)           695,560        691,213
                                           3.375%    due   01/15/2007            (h)(l)            69,478         66,917
                                           3.625%    due   01/15/2008            (h)              248,671        242,998
                                           3.875%    due   01/15/2009            (h)(l)           114,600        114,278
                                           3.625%    due   04/15/2028            (h)              102,194         97,787
U.S. Treasury Bonds
                                           12.375%   due   05/15/2004                               1,000          1,313
                                           10.375%   due   11/15/2012                              10,820         14,272
                                           12.000%   due   08/15/2013            (l)                8,845         12,892
                                           13.250%   due   05/15/2014                              16,500         26,070
                                           9.250%    due   02/15/2016            (l)              301,500        409,946
                                           7.250%    due   05/15/2016                             107,450        123,333
                                           8.750%    due   05/15/2017            (l)                9,460         12,455
                                           8.875%    due   08/15/2017            (l)              544,900        726,420
                                           9.125%    due   05/15/2018                             234,900        321,226
                                           8.125%    due   05/15/2021                             225,000        285,891
                                           8.000%    due   11/15/2021                              66,145         83,198
                                           7.125%    due   02/15/2023                               1,650          1,906
                                           6.500%    due   11/15/2026                                 130            141
                                           6.625%    due   02/15/2027                               3,165          3,486
                                           6.375%    due   08/15/2027                               2,225          2,377
                                           6.125%    due   11/15/2027                               1,650          1,710

U.S. Treasury Notes
                                           7.750%    due   11/30/1999                               1,100          1,121
                                           5.375%    due   07/31/2000                              20,000         20,106
                                           4.500%    due   01/31/2001                                 775            768
                                           7.500%    due   11/15/2001                               1,350          1,428
                                           6.250%    due   02/15/2003                               1,200          1,244
                                           5.875%    due   02/15/2004                               1,200          1,236
                                           4.750%    due   11/15/2008                               1,000            963

Total U.S. Treasury Obligations                                                                                3,266,695
(Cost $3,389,678)
MORTGAGE-BACKED SECURITIES 52.7%
Collateralized Mortgage Obligations 18.4%
American Southwest Financial
                                           0.000%    due   06/04/2013            (i)               64,050         70,617
                                           12.250%   due   11/01/2014                                  57             59
                                           12.500%   due   04/01/2015                                 437            486
                                           12.000%   due   05/01/2015                                 892            932
                                           11.400%   due   09/01/2015                                 661            690
Aspetuck Trust
                                           5.151%    due   08/02/1999            (d)               80,000         79,975
BA Mortgage Securities, Inc.
                                           6.250%    due   08/25/2028                              25,000         23,632
Bankers Trust Co.
                                           8.625%    due   04/01/2018                                  77             78
Bear Stearns Mortgage Securities, Inc.
                                           5.688%    due   10/25/2023            (d)                5,267          5,406
                                           10.000%   due   08/25/2024                               7,463          7,824
                                           7.000%    due   03/25/2027                               7,000          7,076
Cendant Mortgage Corp.
                                           6.499%    due   11/18/2028            (d)                5,400          4,860
                                           6.499%    due   11/18/2028            (d)               14,333         14,019
Chase Mortgage Finance Corp.
                                           8.250%    due   10/25/2010                               1,429          1,425
                                           6.204%    due   04/25/2025            (d)               29,846         30,273
                                           6.550%    due   08/25/2028                               3,000          3,029
Citicorp Mortgage Securities, Inc.
                                           9.500%    due   09/25/2019                                 250            249
                                           6.906%    due   10/25/2022            (d)               13,664         13,698
                                           6.250%    due   04/25/2024                              11,796         11,036
                                           7.250%    due   10/25/2027                              20,462         20,823
CMC Securities Corp.
                                           6.239%    due   09/25/2023            (d)                6,859          6,922
                                           7.440%    due   04/25/2025            (d)                  232            232
                                           7.250%    due   11/25/2027                               9,453          9,678
Collateralized Mortgage Obligation Trust
                                           10.200%   due   02/01/2016                                 467            489
                                           8.000%    due   09/20/2021                               8,833          8,856

Collateralized Mortgage Securities Corp.
                                           11.500%   due   09/01/2015                                  34             36
                                           11.450%   due   11/01/2015            (d)                  203            204
                                           8.750%    due   04/20/2019                                 687            693
Comm
                                           6.145%    due   02/15/2008                               5,000          5,109
Countrywide Home Loans
                                           6.500%    due   07/25/2013                               5,676          5,656
                                           7.936%    due   07/25/2024            (d)                6,892          6,991
                                           6.750%    due   11/25/2025                              25,567         25,571
                                           7.500%    due   06/25/2027                              12,364         12,695
                                           7.250%    due   12/25/2027                               6,224          6,321
                                           7.250%    due   02/25/2028                              57,846         58,790
                                           6.050%    due   04/25/2029                              56,000         55,257
DLJ Mortgage Acceptance Corp.
                                           7.413%    due   08/01/2021            (d)(j)             5,325          5,395
                                           7.807%    due   12/25/2022            (d)                2,800          2,841
                                           8.122%    due   03/25/2024            (d)                  813            824
                                           6.500%    due   04/25/2024                                   1              1
                                           8.365%    due   05/25/2024            (d)                  192            195
                                           6.850%    due   12/17/2027                               6,605          6,663
                                           6.750%    due   06/19/2028                             128,425        128,412

Drexel Mortgage Funding
                                           9.500%    due   11/20/2017                               1,153          1,175
                                           8.600%    due   03/01/2018                                 367            369
Federal Home Loan Mortgage Corp.
                                           7.000%    due   05/15/1999                                  11             11
                                           6.500%    due   03/15/2000                                 355            356
                                           7.000%    due   10/15/2003                               4,974          5,077
                                           7.500%    due   11/01/2003                               8,229          8,426
                                           6.000%    due   06/15/2005                               9,904          9,949
                                           6.500%    due   07/25/2005                              15,200         15,181
                                           6.500%    due   07/15/2006                               1,075          1,088
                                           6.500%    due   08/15/2006                                 710            718
                                           6.500%    due   05/15/2008                               1,000          1,012
                                           6.200%    due   12/15/2008                               4,089          3,915
                                           6.000%    due   03/15/2009                                 265            266
                                           8.500%    due   08/15/2013                               2,000          2,101
                                           8.500%    due   09/15/2013                               5,941          6,240
                                           11.000%   due   11/30/2015                              10,791         11,934
                                           7.000%    due   03/15/2016                                  33             33
                                           5.400%    due   05/25/2016                              52,514         51,382
                                           7.000%    due   11/15/2016                               9,540          9,617
                                           6.210%    due   08/15/2017                                 104            104
                                           5.900%    due   03/15/2018                              10,961         10,203
                                           6.350%    due   03/25/2018                                 200            202
                                           5.250%    due   05/15/2018                                 635            634
                                           6.500%    due   12/15/2018                               4,004          4,023
                                           6.500%    due   05/15/2019                                 615            618
                                           6.250%    due   07/15/2019                              56,551         56,735
                                           5.000%    due   08/15/2019                                 178            176
                                           9.125%    due   06/15/2020                                 222            222
                                           5.250%    due   07/15/2020                                 598            594
                                           5.500%    due   10/15/2020                                 154            153
                                           9.500%    due   11/15/2020                               6,338          6,701

                                           9.000%    due   12/15/2020                               2,753          2,868
                                           6.000%    due   12/15/2020                                 413            411
                                           9.000%    due   12/15/2020                               1,342          1,400
                                           8.750%    due   12/15/2020                               1,265          1,310
                                           6.250%    due   01/15/2021                                 200            200
                                           6.500%    due   05/15/2021                                 159            160
                                           6.500%    due   05/17/2021                                 113            111
                                           8.500%    due   06/15/2021                              36,377         37,764
                                           6.950%    due   07/15/2021                                 700            709
                                           8.000%    due   07/15/2021                              10,375         10,682
                                           9.500%    due   07/15/2021                               3,142          3,253
                                           9.000%    due   07/15/2021                               2,551          2,689
                                           6.950%    due   08/15/2021                                 185            188
                                           8.000%    due   08/15/2021                              23,472         24,289
                                           6.200%    due   08/15/2021                               1,500          1,514
                                           6.500%    due   09/15/2021                               1,543          1,549
                                           8.000%    due   09/15/2021                                  36             37
                                           7.000%    due   09/15/2021                                 423            426
                                           7.000%    due   10/15/2021                                  24             24
                                           8.000%    due   12/15/2021                              16,222         17,023
                                           6.850%    due   01/15/2022                                 700            712
                                           8.250%    due   06/15/2022                               5,000          5,228
                                           7.000%    due   07/15/2022                               8,539          8,557
                                           8.500%    due   10/15/2022                              11,001         11,395
                                           7.500%    due   01/15/2023                              15,858         16,318
                                           7.000%    due   07/15/2023                                 244            239
                                           7.250%    due   07/15/2023                                  20             20
                                           6.500%    due   07/15/2023                                 107            107
                                           7.500%    due   01/20/2024                                 243            246
                                           5.000%    due   02/15/2024                                 116            104
                                           6.500%    due   02/15/2024                                  27             27
                                           6.250%    due   05/15/2024                              12,165         11,193
                                           7.250%    due   08/15/2024                                 190            193
                                           8.000%    due   09/15/2024                              16,250         17,292
                                           7.000%    due   11/17/2025                                  40             40
                                           7.310%    due   10/01/2026            (d)                4,113          4,202
                                           7.500%    due   01/15/2027                              22,511         23,016
                                           7.500%    due   03/17/2027                              20,000         20,444
                                           7.500%    due   06/20/2027                              17,492         17,658
                                           6.500%    due   08/15/2027                              14,193         12,405
                                           6.500%    due   10/15/2027                              32,300         31,636
                                           6.500%    due   01/25/2028                               8,691          8,442
                                           7.000%    due   02/15/2028                               1,608          1,557
                                           6.500%    due   04/15/2028                             155,706        152,411
                                           6.500%    due   05/15/2028                              48,000         46,777
                                           6.500%    due   06/15/2028                              53,308         48,508
                                           6.500%    due   06/20/2028                              21,224         18,918
                                           6.500%    due   07/15/2028                              27,365         25,308
                                           6.500%    due   08/15/2028                             251,255        230,348
                                           7.000%    due   11/15/2028                               9,000          9,146
                                           6.000%    due   12/15/2028                              22,146         19,742
                                           6.500%    due   12/15/2028                               6,403          5,804
                                           6.500%    due   01/15/2029                              10,411         10,245
                                           6.500%    due   03/15/2029                              11,221         10,504
                                           6.181%    due   08/15/2032            (d)               34,712         34,989
Federal Housing Administration
                                           7.430%    due   01/01/2024                               1,044          1,094

Federal National Mortgage Assn.
                                           9.100%    due   02/25/2002                               3,074          3,129
                                           7.500%    due   05/25/2005                               6,700          6,901
                                           7.500%    due   02/25/2006                                 375            387
                                           6.500%    due   05/01/2006                                 277            279
                                           6.500%    due   07/25/2006                                  75             76
                                           8.000%    due   11/25/2006                                  30             31
                                           6.000%    due   07/25/2007                                 300            301
                                           8.638%    due   08/25/2007            (d)                   42             43
                                           6.270%    due   09/25/2007                               3,000          3,002
                                           7.000%    due   10/25/2007                                 200            206
                                           6.500%    due   05/25/2008                                 500            509
                                           10.500%   due   08/25/2008                               7,146          8,310
                                           6.750%    due   11/25/2010                               1,300          1,311
                                           7.000%    due   01/25/2011                                 500            504
                                           7.500%    due   01/20/2012                                   8              8
                                           9.670%    due   01/25/2017                                 143            144
                                           9.200%    due   12/25/2017                                 107            107
                                           9.300%    due   05/25/2018                               1,082          1,136
                                           9.500%    due   06/25/2018                                 579            628
                                           5.488%    due   06/25/2018            (d)                    5              5
                                           6.500%    due   06/25/2018                               2,557          2,557
                                           5.500%    due   07/25/2018                                 115            115
                                           9.500%    due   11/25/2018                              15,513         16,111
                                           6.000%    due   12/25/2018                                  44             44
                                           6.500%    due   03/25/2019                                 885            890
                                           6.250%    due   04/18/2019                               6,241          6,246
                                           9.500%    due   06/25/2019                               2,149          2,268
                                           5.650%    due   07/25/2019                               3,650          3,649
                                           6.350%    due   08/25/2019                                 435            436
                                           8.000%    due   10/25/2019                               7,122          7,206
                                           7.500%    due   12/25/2019                                 115            118
                                           9.000%    due   12/25/2019                               9,287          9,853
                                           6.500%    due   03/25/2020                               3,965          3,980
                                           7.500%    due   05/25/2020                               5,240          5,367
                                           6.000%    due   06/25/2020                               4,167          4,164
                                           9.000%    due   09/25/2020                               5,840          6,109
                                           7.000%    due   09/25/2020                              25,000         25,285
                                           8.000%    due   12/25/2020                              23,440         24,548
                                           9.000%    due   01/25/2021                               8,602          9,012
                                           8.750%    due   01/25/2021                               5,031          5,260
                                           7.500%    due   02/17/2021                                 196            197
                                           9.000%    due   03/25/2021                                 736            778
                                           7.500%    due   03/25/2021                              18,805         18,987
                                           7.000%    due   05/25/2021                                 300            307
                                           6.500%    due   06/25/2021                               5,355          5,339
                                           7.500%    due   06/25/2021                                 187            189
                                           8.000%    due   07/25/2021                              24,214         24,963
                                           8.500%    due   09/25/2021                               8,427          8,775
                                           7.000%    due   10/25/2021                               8,390          8,454
                                           8.000%    due   10/25/2021                              22,430         23,329

                                           7.000%    due   11/25/2021                              24,015         24,212
                                           6.000%    due   12/25/2021                                  87             87
                                           8.000%    due   01/25/2022                              21,700         22,408
                                           8.000%    due   03/25/2022                                 208            212
                                           7.000%    due   04/25/2022                              17,091         17,203
                                           10.000%   due   05/01/2022                                 220            238
                                           7.000%    due   06/25/2022                               1,928          1,957
                                           8.000%    due   06/25/2022                               3,426          3,673
                                           8.000%    due   07/25/2022                              25,524         26,646
                                           7.000%    due   07/25/2022                               8,598          8,727
                                           8.000%    due   07/25/2022                              28,757         29,826
                                           7.800%    due   10/25/2022                               5,131          5,290
                                           6.500%    due   10/25/2022                               3,673          3,473
                                           6.500%    due   12/25/2022                                 459            460
                                           7.000%    due   03/25/2023                              26,170         26,225
                                           6.500%    due   05/18/2023                              11,418         11,497
                                           6.900%    due   05/25/2023                                 143            143
                                           7.000%    due   06/25/2023                               4,481          4,292
                                           6.500%    due   08/25/2023                                  64             65
                                           6.000%    due   08/25/2023                               3,068          3,013
                                           6.750%    due   09/25/2023                               3,590          3,518
                                           1.000%    due   09/25/2023                                 350            309
                                           6.750%    due   10/25/2023                                 540            519
                                           7.500%    due   10/25/2023                                  89             90
                                           6.500%    due   11/25/2023                                 170            170
                                           6.500%    due   12/25/2023                               1,054            968
                                           6.500%    due   01/25/2024                               2,410          2,287
                                           7.250%    due   02/25/2024                                  50             50
                                           7.500%    due   06/20/2024                                 120            122
                                           7.000%    due   02/18/2025                                 140            142
                                           7.500%    due   12/25/2025                                 120            124
                                           7.000%    due   02/15/2026                                 180            183
                                           7.000%    due   07/18/2026                                 210            208
                                           7.000%    due   12/18/2026                              14,689         14,409
                                           6.000%    due   05/17/2027                               5,470          5,127
                                           6.500%    due   03/01/2028                                 599            598
                                           6.500%    due   06/25/2028                               3,400          3,316
                                           6.500%    due   07/18/2028                              67,412         64,104
                                           6.000%    due   04/25/2029                               9,881          8,104
First Commonwealth Savings & Loan
                                           10.375%   due   04/01/2005                                  19             20
First Union Residential Securitization, Inc.
                                           6.750%    due   08/25/2028                               9,048          8,802
GE Capital Mortgage Services, Inc.
                                           6.750%    due   12/25/2012                               4,353          4,394
                                           6.500%    due   09/25/2023                               1,175          1,110
                                           6.500%    due   02/25/2024                                   9              9
                                           6.500%    due   03/25/2024                              53,964         52,601
                                           6.500%    due   04/25/2024                              60,500         56,518
                                           7.500%    due   07/25/2027                              10,329         10,467
                                           7.000%    due   11/25/2027                              37,500         37,943
                                           6.650%    due   05/25/2028                               9,064          9,146
                                           6.750%    due   05/25/2028                              23,934         23,713
                                           6.550%    due   06/25/2028                              23,450         23,597
                                           6.750%    due   06/25/2028                               2,814          2,830
                                           6.500%    due   12/25/2028                              19,500         18,993
General Motors Acceptance Corp.
                                           6.700%    due   03/15/2008                               1,000          1,021
Goldman Sachs Mortgage Corp.
                                           6.000%    due   12/31/2007            (j)                9,948          9,941

Government National Mortgage Assn.
                                           7.500%    due   07/20/2020                                 178            179
                                           7.000%    due   01/15/2024                                 500            510
                                           8.000%    due   05/16/2024                                 120            123
                                           7.000%    due   08/20/2026                                 150            147
                                           7.500%    due   02/16/2027                                 119            116
                                           7.500%    due   07/16/2027                              26,744         27,280
                                           6.500%    due   06/20/2028                              10,274          9,236
                                           6.500%    due   07/20/2028                              35,502         32,590
                                           6.500%    due   09/20/2028                              25,824         23,036
Greenwich
                                           6.844%    due   04/25/2022            (d)                1,104          1,118
                                           6.840%    due   07/25/2022            (d)                4,571          4,622
                                           6.818%    due   10/25/2022            (d)                  159            161
                                           6.892%    due   04/25/2023            (d)                2,032          2,053
                                           7.485%    due   04/25/2024            (d)                2,538          2,614
                                           8.040%    due   06/25/2024            (d)                2,518          2,623
                                           8.131%    due   08/25/2024            (d)                4,087          4,117
                                           8.733%    due   11/25/2024            (d)                1,190          1,201
Headlands Mortgage Securities, Inc.
                                           7.250%    due   11/25/2012                               3,445          3,511
                                           6.750%    due   12/25/2028                              59,468         59,344
                                           6.650%    due   02/25/2029                             165,866        164,917
ICI Funding Corp. Secured Assets Corp.
                                           7.250%    due   09/25/2027                              18,068         18,411
Imperial CMB Trust
                                           5.320%    due   09/25/2026            (d)               11,842         11,920
                                           6.650%    due   11/25/2029                               1,702          1,725
Independent National Mortgage Corp.
                                           6.650%    due   10/25/2024                               2,723          2,722
                                           7.784%    due   11/25/2024            (d)                4,213          4,321
                                           8.750%    due   12/25/2024                                  30             31
                                           7.978%    due   01/25/2025            (d)                  328            334
                                           8.000%    due   06/25/2025                                  75             76
                                           6.569%    due   07/25/2025            (d)               15,098         15,436
                                           7.559%    due   07/25/2025            (d)               11,679         11,920
International Mortgage Acceptance Corp.
                                           12.500%   due   03/01/2014                                 400            448
J.P. Morgan & Co.
                                           9.000%    due   10/20/2020                              15,380         15,843
J.P. Morgan Commercial Mortgage Finance Corp.
                                           6.533%    due   01/15/2030                              20,000         20,369
Kidder Peabody Acceptance Corp.
                                           8.390%    due   05/20/2018                                 277            280
                                           7.927%    due   09/25/2024            (d)               20,000         20,084
Marine Midland
                                           8.000%    due   10/25/2023                                 143            142
Mellon Residential Funding Corp.
                                           6.350%    due   06/25/2028                              22,000         22,100
Merrill Lynch Mortgage
                                           7.428%    due   06/15/2021            (d)                6,660          6,741
                                           7.688%    due   06/15/2021            (d)                6,248          6,381
                                           8.339%    due   06/25/2022            (d)                  648            648
Midland Realty Acceptance Corp.
                                           7.020%    due   01/25/2029                              21,645         22,105
Morgan Stanley Mortgage Trust
                                           8.250%    due   07/01/2018                               6,355          6,421
Mortgage Capital Funding, Inc.
                                           7.008%    due   09/20/2006                              15,545         15,978
Mortgage Capital Trust V
                                           8.875%    due   04/01/2018                                 115            118
NationsBanc Montgomery Funding Corp.
                                           6.500%    due   07/25/2028                               9,000          8,732
                                           6.250%    due   10/25/2028                               1,000            950
Nomura Asset Securities Corp.
                                           7.492%    due   05/25/2024            (d)                6,606          6,790
Norwest Asset Securities Corp.
                                           6.250%    due   11/25/2013                              45,716         45,414
                                           6.350%    due   04/25/2028                               2,500          2,515
                                           6.500%    due   12/25/2028                              20,000         19,476
                                           6.500%    due   02/25/2029                              55,000         52,645
                                           6.500%    due   03/25/2029                              12,200         11,828
                                           5.950%    due   03/30/2029                             128,513        127,225
                                           6.300%    due   03/30/2029                              11,419         11,414
                                           5.950%    due   04/30/2029                              16,347         16,286
Norwest Mortgage
                                           12.500%   due   02/01/2014                                 794            848
                                           12.250%   due   04/01/2014                                  64             59
PaineWebber Mortgage
                                           6.000%    due   04/25/2009                              11,951         11,814
PNC Mortgage Securities Corp.
                                           7.000%    due   10/25/2027                              36,616         36,983
                                           6.500%    due   02/25/2028                               2,500          2,518
                                           7.000%    due   05/25/2028                              10,144         10,260
                                           6.750%    due   07/25/2028                               2,027          2,015
                                           6.750%    due   09/25/2028                               4,000          3,975
                                           6.200%    due   04/30/2029                              30,000         29,850

Prudential Bache
                                           5.941%    due   09/01/2018            (d)                  320            316
                                           8.400%    due   03/20/2021                               3,105          3,199
Prudential Home Mortgage Securities
                                           6.400%    due   04/25/2009                               2,482          2,488
                                           8.000%    due   06/25/2022                               1,668          1,663
                                           6.950%    due   11/25/2022                                 222            220
                                           6.750%    due   10/25/2023                               8,688          8,114
                                           7.995%    due   11/25/2023            (d)                3,736          3,784
                                           5.900%    due   12/25/2023                              11,816         11,813
                                           6.050%    due   04/25/2024                               4,743          4,738
                                           6.000%    due   05/25/2024                                  13             13
                                           6.450%    due   11/25/2025                               5,264          5,017
PSB Financial Corp.
                                           11.050%   due   12/01/2015                                 662            713
Residential Accredit Loans, Inc.
                                           7.000%    due   02/25/2028                              41,115         41,624
                                           6.500%    due   10/25/2028                              17,928         17,838
Residential Asset Securities Corp.
                                           7.000%    due   03/25/2027                                  94             95
                                           7.250%    due   05/25/2027                                 162            163
Residential Asset Securitization Trust
                                           7.375%    due   03/25/2027                               5,142          5,260
                                           7.000%    due   10/25/2027                              19,832         20,020
                                           6.750%    due   06/25/2028                              32,549         32,764
                                           6.500%    due   12/25/2028                               1,250          1,204
Residential Funding Mortgage Securities, Inc.
                                           7.000%    due   08/25/2008                              11,901         12,011
                                           6.500%    due   09/25/2008                               7,000          7,047
                                           6.250%    due   10/25/2008                               2,161          2,159
                                           6.500%    due   12/25/2012                              19,016         19,068
                                           6.500%    due   01/25/2013                             167,527        167,929
                                           8.500%    due   05/25/2017                                  65             68
                                           7.750%    due   09/25/2022                                 933            949
                                           8.000%    due   01/25/2023                               5,489          5,592
                                           7.400%    due   09/25/2025                                  45             45
                                           7.500%    due   09/25/2025                              18,183         18,507
                                           7.500%    due   12/25/2025                                 966            994
                                           7.500%    due   06/25/2027                              51,535         52,836
                                           7.500%    due   07/25/2027                              25,265         25,528
                                           7.250%    due   10/25/2027                              24,000         24,377
                                           7.000%    due   11/25/2027                               7,000          7,049
                                           6.750%    due   02/25/2028                               4,572          4,598
                                           6.750%    due   05/25/2028                              60,741         61,114
                                           6.750%    due   09/25/2028                              61,993         61,561
                                           6.500%    due   10/25/2028                              52,000         50,650
                                           6.250%    due   11/25/2028                               3,000          2,863
                                           6.500%    due   01/25/2029                              52,231         50,757
Resolution Trust Corp.
                                           7.649%    due   02/25/2020            (d)                  143            143
                                           6.671%    due   09/25/2020            (d)(n)            12,307          2,831
                                           6.925%    due   09/25/2020            (d)                2,121          1,795
                                           5.977%    due   01/25/2021            (d)                  799            797
                                           8.417%    due   06/25/2021            (d)                  584            582
                                           8.689%    due   08/25/2021            (d)                9,244          9,285
                                           8.694%    due   08/25/2021                               8,000          8,091
                                           7.250%    due   09/25/2021            (d)                2,301          2,291
                                           6.000%    due   10/25/2021            (d)                  196            197
                                           5.642%    due   10/25/2021            (d)                  159            157
                                           8.625%    due   10/25/2021                                 210            209
                                           8.141%    due   10/25/2021            (d)                  207            207
                                           7.632%    due   03/25/2022            (d)                6,691          6,752
                                           8.579%    due   05/25/2022            (d)                2,073          2,151
                                           7.625%    due   08/25/2023            (d)                2,001          2,003
                                           9.450%    due   05/25/2024                              19,693         19,695
                                           7.100%    due   12/25/2024                               1,500          1,488
                                           7.010%    due   07/25/2028            (d)               14,001         13,946
                                           7.189%    due   10/25/2028            (d)                8,500          8,541
                                           6.987%    due   10/25/2028            (d)               19,546         19,646
                                           7.068%    due   05/25/2029            (d)                3,497          3,568
                                           7.490%    due   05/25/2029            (d)                4,660          4,654

Rural Housing Trust
                                           3.330%    due   10/01/2028                                 152            141
Ryan Mortgage Acceptance Corp.
                                           9.450%    due   10/01/2016                                 118            125
Ryland Acceptance Corp.
                                           9.000%    due   12/01/2016                                 614            627
                                           11.500%   due   12/25/2016                                 125            125
                                           8.200%    due   09/25/2022                                  70             71
                                           14.000%   due   11/25/2031                               1,221          1,353
Ryland Mortgage Securities Corp.
                                           7.381%    due   08/25/2022            (d)                2,615          2,651
                                           6.802%    due   08/25/2029            (d)                4,489          4,615
                                           6.803%    due   10/25/2031            (d)                7,946          8,027
Salomon Brothers Mortgage Securities
                                           6.899%    due   11/25/2022            (d)                  988          1,008
                                           7.871%    due   07/01/2024            (d)                8,064          8,225
                                           5.178%    due   06/25/2027            (d)                2,127          2,128
                                           5.277%    due   04/25/2029            (d)               37,223         37,206
Santa Barbara Savings
                                           9.500%    due   11/20/2018                               3,107          3,109
Saxon Mortgage
                                           7.370%    due   08/25/2023            (d)               22,888         23,496
                                           7.968%    due   09/25/2024            (d)               10,508         10,882
Sears Mortgage
                                           6.707%    due   09/25/2022            (d)                1,523          1,550
Securitized Asset Sales, Inc.
                                           7.027%    due   10/25/2023            (d)                2,678          2,753
                                           7.304%    due   12/26/2023            (d)                1,937          1,966
                                           7.410%    due   09/25/2024            (d)                9,900         10,111
                                           5.944%    due   02/25/2028                               3,200          3,199
Security Pacific National Bank
                                           6.200%    due   03/01/2018            (d)                  106            105
Southern Pacific Secured Assets Corp.
                                           5.107%    due   06/25/2028            (d)               81,776         80,535
Structured Asset Mortgage Investments, Inc.
                                           6.125%    due   11/25/2013                              18,026         17,756
                                           6.300%    due   04/25/2024                              22,500         22,386
                                           6.917%    due   06/25/2028            (d)               47,361         47,938
                                           6.250%    due   11/25/2028                               9,878          9,530
                                           6.750%    due   01/25/2029                               3,000          2,976
                                           6.580%    due   06/25/2029            (d)               32,620         32,996
Structured Asset Securities Corp.
                                           5.439%    due   10/25/2028            (d)                5,214          5,224
TMA Mortgage Funding Trust
                                           5.319%    due   01/25/2029                              47,500         47,485
Union Planters Mortgage Finance Corp.
                                           6.750%    due   01/25/2028                               4,000          4,023
                                           6.800%    due   01/25/2028                              15,000         15,082
Vendee Mortgage Trust
                                           7.000%    due   02/15/2000                               2,482          2,498
                                           7.750%    due   03/15/2016                                 600            610
                                           7.750%    due   05/15/2018                                 550            567
                                           6.500%    due   05/15/2020                              26,086         25,721
Western Federal Savings & Loan
                                           6.563%    due   06/25/2021            (d)                6,270          5,896

                                                                                                              4,807,440

Federal Home Loan Mortgage Corporation 12.4%
                                           5.000%    due   04/01/1999                                  33             33
                                           5.500%    due   04/01/2001-05/15/2029 (g)              243,464        229,629
                                           5.750%    due   08/15/2020                                 300            299
                                           6.000%    due   12/01/2000-05/17/2029 (g)            2,277,099      2,224,480
                                           6.171%    due   12/01/2026            (d)                8,125          8,184
                                           6.250%    due   03/15/2028                              38,700         37,502
                                           6.500%    due   07/01/2001-05/17/2029 (g)              488,256        484,540
                                           6.625%    due   01/01/2019            (d)                   13             14
                                           6.750%    due   04/01/2017-01/17/2025 (d)(g)            17,222         17,346
                                           6.775%    due   11/01/2003                                  69             69
                                           6.832%    due   07/01/2023            (d)                2,607          2,682
                                           6.991%    due   01/01/2024            (d)                  634            652
                                           6.999%    due   01/01/2024            (d)                  646            662
                                           7.000%    due   01/01/2000-03/01/2026 (g)               17,163         17,399
                                           7.210%    due   05/01/2023-10/25/2023 (d)(g)            23,212         23,829
                                           7.279%    due   05/01/2027            (d)                1,709          1,742
                                           7.296%    due   07/01/2024            (d)                2,736          2,800
                                           7.299%    due   06/01/2024            (d)                1,532          1,578
                                           7.321%    due   04/01/2029            (d)                2,076          2,137
                                           7.354%    due   08/01/2023            (d)                   13             14
                                           7.356%    due   07/01/2022            (d)                1,377          1,409
                                           7.377%    due   09/01/2023            (d)               15,417         15,704
                                           7.427%    due   04/01/2023            (d)                  737            747
                                           7.461%    due   07/01/2023            (d)                  801            818
                                           7.470%    due   11/01/2023            (d)                  647            655
                                           7.500%    due   05/01/1999-04/14/2029 (g)               50,637         52,061
                                           7.528%    due   09/01/2023            (d)                2,147          2,185
                                           7.545%    due   08/01/2023            (d)                8,091          8,240
                                           7.552%    due   08/01/2023            (d)                1,464          1,517
                                           7.567%    due   10/01/2023            (d)                2,395          2,430
                                           7.568%    due   10/01/2023            (d)                1,514          1,536
                                           7.569%    due   05/01/2023            (d)                1,663          1,689
                                           7.572%    due   04/01/2024            (d)                9,631          9,884
                                           7.602%    due   09/01/2023            (d)                3,387          3,457
                                           7.609%    due   08/01/2024            (d)                  377            382
                                           7.610%    due   09/01/2023            (d)                2,354          2,388
                                           7.643%    due   11/01/2023            (d)                  874            893
                                           7.659%    due   08/01/2023            (d)                  702            722
                                           7.723%    due   10/01/2023            (d)                2,521          2,563
                                           7.735%    due   11/01/2023            (d)                  505            512
                                           7.750%    due   04/01/2007                                  42             43
                                           7.821%    due   10/01/2023            (d)                  514            531
                                           7.909%    due   10/01/2023            (d)                1,462          1,517
                                           8.000%    due   10/01/2007-06/01/2026 (g)                5,138          5,351
                                           8.250%    due   08/01/2007-12/01/2009 (g)                  273            283
                                           8.500%    due   09/01/2001-01/01/2028 (g)               36,816         38,734
                                           8.750%    due   02/01/2001-12/01/2010 (g)                  228            234
                                           8.900%    due   11/15/2020                              19,324         20,372

                                           9.000%    due   01/01/2002-09/15/2020 (g)                  845            883
                                           9.250%    due   06/01/2009-11/01/2013 (g)                  132            141
                                           9.500%    due   08/01/2001-06/01/2021 (g)                2,079          2,204
                                           9.750%    due   11/01/2004-05/01/2009 (g)                   60             63
                                           10.000%   due   06/01/2004-11/15/2019 (g)                1,069          1,118
                                           10.250%   due   03/15/2009-05/01/2009 (g)                1,563          1,679
                                           11.000%   due   12/01/1999-07/01/2019 (g)                  813            883
                                           11.250%   due   10/01/2009-09/01/2015 (g)                  182            198
                                           11.500%   due   03/01/2000-05/01/2000 (g)                   10             10
                                           13.250%   due   10/01/2013                                  82             93
                                           14.000%   due   04/01/2016                                  24             28
                                           15.500%   due   08/01/2011-11/01/2011 (g)                   18             20
                                           16.250%   due   05/01/2011                                   3              3
                                                                                                               3,239,771
Federal Housing Administration 0.9%
                                           6.000%    due   03/20/2028                              23,900         23,139
                                           6.500%    due   03/01/2040                               5,000          4,915
                                           6.875%    due   11/01/2015                               3,153          3,164
                                           7.125%    due   03/01/2034                               4,458          4,581
                                           7.211%    due   12/01/2021                               2,816          2,908
                                           7.250%    due   12/01/2021-04/30/2039 (g)               20,231         20,820
                                           7.316%    due   05/01/2019                               4,978          5,131
                                           7.375%    due   03/01/2019-01/01/2024 (g)               16,093         16,651
                                           7.400%    due   02/01/2021                               2,522          2,630
                                           7.430%    due   12/01/2016-05/01/2025 (g)               94,512         98,228
                                           7.465%    due   11/01/2019                              42,238         43,650
                                           7.500%    due   04/30/2039                               3,370          3,463
                                           7.650%    due   11/01/2018                                 135            129
                                                                                                                 229,409
Federal National Mortgage Association 4.3%
                                           5.500%    due   04/14/2029-05/17/2029 (g)              213,000        200,835
                                           5.650%    due   04/25/2005                                 146            146
                                           5.848%    due   09/01/2017            (d)                6,009          6,022
                                           5.889%    due   08/01/2029            (d)                1,200          1,206
                                           5.905%    due   04/01/2018-05/01/2036 (d)(g)             5,471          5,511
                                           5.906%    due   05/01/2036            (d)                1,374          1,383
                                           5.916%    due   05/01/2036            (d)               64,398         64,835
                                           5.940%    due   07/01/2017-04/26/2029 (d)(g)           173,053        174,081
                                           5.941%    due   07/01/2027-10/01/2028 (d)(g)            23,368         23,492
                                           5.944%    due   10/01/2032            (d)               18,965         19,068
                                           5.946%    due   11/01/2035            (d)               56,686         57,000
                                           5.950%    due   05/01/2036            (d)               64,056         64,491
                                           5.996%    due   09/01/2024            (d)                3,282          3,306
                                           6.000%    due   12/01/2000-05/17/2029 (d)(g)           112,573        110,481
                                           6.012%    due   03/01/2033            (d)               47,264         47,562
                                           6.200%    due   04/25/2005                                 771            773
                                           6.218%    due   04/01/2027            (d)                  199            201
                                           6.250%    due   07/25/2007                                 100            101
                                           6.390%    due   05/25/2036                              16,606         14,382
                                           6.406%    due   12/01/2023            (d)                1,133          1,153
                                           6.500%    due   11/01/2003-05/18/2029 (g)              111,996        111,380
                                           6.585%    due   02/01/2026            (d)                  728            749
                                           6.600%    due   09/25/2018                               6,485          6,547
                                           6.622%    due   01/01/2024            (d)                  551            568
                                           6.690%    due   01/01/2024            (d)                1,157          1,196
                                           6.750%    due   08/01/2003                                 468            478
                                           6.805%    due   09/01/2022            (d)                1,845          1,863
                                           6.834%    due   07/01/2003                                  68             70
                                           6.909%    due   01/01/2024            (d)                  253            261
                                           6.950%    due   11/01/2023-03/25/2026 (d)(g)               469            477
                                           6.983%    due   03/01/2026            (d)                4,590          4,719

                                           6.990%    due   11/01/2025            (d)                2,932          3,014
                                           7.000%    due   07/01/2001-12/20/2027 (g)               60,264         61,090
                                           7.001%    due   03/01/2025            (d)                4,437          4,555
                                           7.095%    due   01/01/2024            (d)                3,008          3,092
                                           7.134%    due   09/01/2022            (d)                1,929          1,948
                                           7.143%    due   01/01/2026            (d)                1,803          1,848
                                           7.190%    due   09/01/2025            (d)                2,952          3,026
                                           7.202%    due   11/01/2023            (d)                1,159          1,190
                                           7.250%    due   05/01/2002-01/01/2023 (g)               11,284         11,536
                                           7.252%    due   11/01/2025            (d)                2,029          2,071
                                           7.308%    due   07/01/2024            (d)                7,334          7,551
                                           7.310%    due   12/01/2023            (d)                1,600          1,646
                                           7.338%    due   09/01/2024            (d)                2,169          2,219
                                           7.410%    due   11/01/2025            (d)                5,811          5,946
                                           7.500%    due   08/01/2003-07/01/2028 (g)               67,700         69,731
                                           7.537%    due   05/01/2026            (d)                  978            996
                                           7.582%    due   09/01/2023            (d)                3,922          4,026
                                           7.625%    due   10/01/2023            (d)                  478            488
                                           7.726%    due   05/01/2024            (d)                3,087          3,187
                                           7.750%    due   06/01/2009                                 199            209
                                           8.000%    due   09/01/2001-12/01/2026 (g)                6,897          7,173
                                           8.250%    due   10/01/2008-02/01/2017 (g)                  684            718
                                           8.500%    due   07/01/1999-05/01/2027 (g)                3,662          3,836
                                           9.000%    due   10/01/2004-04/01/2017 (g)                1,334          1,396
                                           9.250%    due   10/01/2001                                  11             11
                                           9.500%    due   12/01/2006-07/01/2022 (g)                  109            118
                                           9.750%    due   11/01/2008                                  83             88
                                           10.000%   due   09/01/2003-05/01/2022 (g)                  735            791
                                           10.500%   due   12/01/2016-04/01/2022 (g)                  702            762
                                           10.750%   due   03/01/2014                                  26             29
                                           12.000%   due   05/01/2016                                  14             16
                                           13.000%   due   09/01/2013                                  43             48
                                           13.250%   due   09/01/2011                                  17             19
                                           14.500%   due   11/01/2011-01/01/2013 (g)                   66             74
                                           14.750%   due   08/01/2012-11/01/2012 (g)                  234            275
                                           15.500%   due   10/01/2012-12/01/2012 (g)                   24             28
                                           15.750%   due   12/01/2011-08/01/2012 (g)                  140            168
                                           16.000%   due   09/01/2012                                 156            182
                                                                                                               1,129,438
Government National Mortgage Association 16.1%
                                           4.500%    due   01/20/2024-06/20/2028 (d)(g)            69,382         70,012
                                           5.000%    due   04/20/2028-08/20/2028 (d)(g)            64,335         64,896
                                           5.650%    due   10/15/2012                                  12             12
                                           6.000%    due   10/15/2008-05/24/2029 (g)              542,357        528,412
                                           6.125%    due   12/20/2020-12/20/2027 (d)(g)           445,801        452,368
                                           6.500%    due   10/15/2008-09/15/2040 (g)            1,795,088      1,786,856
                                           6.625%    due   08/20/2020-01/15/2040 (d)(g)           517,273        525,268
                                           6.750%    due   06/20/2028                              19,984         19,313
                                           6.800%    due   10/15/2040                               3,000          3,057
                                           6.820%    due   10/15/2040                               3,437          3,543
                                           6.850%    due   10/15/2038                              13,685         13,718
                                           6.875%    due   06/20/2021-06/20/2027 (d)(g)           567,742        576,640
                                           6.880%    due   04/20/2027-06/20/2027 (d)(g)            78,458         79,591
                                           7.000%    due   07/15/2008-03/15/2028 (g)               17,315         17,641
                                           7.125%    due   08/20/2027            (d)                   61             62
                                           7.375%    due   04/20/2023                                 505            512
                                           7.500%    due   04/15/2007-09/15/2028 (g)               34,230         35,335
                                           8.000%    due   05/15/2001-10/15/2025 (g)                2,413          2,522
                                           8.250%    due   08/15/2004-05/15/2022 (g)                  606            639
                                           8.500%    due   06/15/2001-01/20/2027 (g)               10,189         10,685
                                           8.750%    due   03/15/2007-07/15/2007 (g)                  120            125
                                           9.000%    due   06/15/2001-07/20/2022 (g)                6,028          6,475
                                           9.250%    due   10/15/2001-12/20/2016 (g)                  342            359
                                           9.500%    due   04/15/2001-08/15/2023 (g)                5,392          5,825
                                           9.750%    due   09/15/2002-01/15/2021 (g)                  182            193

                                           10.000%   due   04/15/2001-02/15/2025 (g)                4,617          5,095
                                           10.250%   due   10/15/1999-02/20/2019 (g)                   33             36
                                           10.500%   due   06/15/2004                                 111            120
                                           11.000%   due   05/15/2004-03/15/2019 (g)                  125            137
                                           11.250%   due   03/15/2001-12/20/2015 (g)                   48             53
                                           11.500%   due   04/15/2013-05/15/2013 (g)                    8              8
                                           12.000%   due   02/15/2000-01/15/2015 (g)                   78             86
                                           12.500%   due   01/15/2011                                   1              2
                                           13.000%   due   12/15/2012-10/15/2014 (g)                   37             43
                                           13.250%   due   10/20/2014                                  20             23
                                           13.500%   due   11/15/2012-12/15/2012 (g)                    6              7
                                           15.000%   due   09/15/2012-10/15/2012 (g)                   18             20
                                           16.000%   due   01/15/2012-04/15/2012 (g)                    9             11
                                           17.000%   due   11/15/2011-12/15/2011 (g)                   78             91
                                                                                                               4,209,791
Other Mortgage-Backed Securities 0.5%
Aames Mortgage Trust
                                           7.275%    due   05/15/2020                                 116            116
Bank of America
                                           9.000%    due   03/01/2008                                  58             58
Citibank, NA
                                           8.000%    due   07/25/2018                                  69             70
DBL Mortgage Funding
                                           9.500%    due   08/01/2019                                  11             11
First Interstate Bancorp
                                           9.125%    due   01/01/2009            (j)                   11             12
GE Capital Mortgage Services, Inc.
                                           7.250%    due   07/25/2011                               8,821          8,886
General Electric Credit Corp.
                                           8.000%    due   03/01/2002            (j)                   48             49
German American Capital Corp.
                                           8.360%    due   09/30/2002                               2,415          2,504
                                           6.581%    due   07/01/2018            (d)                8,984          8,880
Great Western Savings & Loan
                                           5.860%    due   08/01/2017            (d)                  152            150
Guardian
                                           6.903%    due   12/25/2018            (d)                  216            189
Home Savings of America
                                           8.464%    due   08/01/2006                                  81             81
                                           5.641%    due   05/25/2027            (d)                2,856          2,791
                                           6.393%    due   08/20/2029            (d)               11,453         11,550
Imperial Savings & Loan
                                           10.000%   due   09/01/2016            (j)                  142            149
                                           8.219%    due   01/25/2017            (d)                   82             82
                                           8.850%    due   07/25/2017            (d)                  317            316
LTC Commercial Corp.
                                           7.100%    due   11/28/2012                               3,835          3,835
MDC Mortgage Funding
                                           8.268%    due   01/25/2025            (d)                  420            437
Merrill Lynch Mortgage
                                           9.250%    due   12/15/2009                                   2              2
                                           8.048%    due   06/15/2021            (d)                1,387          1,416
Mid-State Trust
                                           8.330%    due   04/01/2030                              71,276         74,945
Morgan Stanley Mortgage
                                           8.150%    due   07/20/2021                                   9              9
Resolution Trust Corp.
                                           6.653%    due   09/25/2020            (d)                  456            392
                                           7.039%    due   05/25/2029            (d)                4,591          4,599
Salomon Brothers Mortgage Securities
                                           11.500%   due   09/01/2015                               1,163          1,225

Sears Mortgage
                                           12.000%   due   02/25/2014                                 862            864
                                           6.499%    due   06/25/2022            (d)                  534            540
                                           7.217%    due   10/25/2022            (d)                3,087          3,122
Western Federal Savings & Loan
                                           6.512%    due   11/25/2018            (d)                  136            136
                                           6.562%    due   03/25/2019            (d)                  800            800
                                                                                                                 128,216
Stripped Mortgage-Backed Securities 0.1%
Bear Stearns Mortgage Securities, Inc. (IO)
                                           7.200%    due   07/25/2024                                 548             34
Federal Home Loan Mortgage Corp. (IO)
                                           6.500%    due   08/15/2006                                 581             31
                                           6.500%    due   11/15/2006                               1,435             77
                                           6.500%    due   03/15/2007                               2,028             95
                                           5.750%    due   09/15/2007            (d)                7,526            637
                                           6.000%    due   10/15/2007                                 585             42
                                           6.000%    due   01/15/2008                                 235             17
                                           5.428%    due   02/15/2008            (d)                  748             76
                                           6.400%    due   10/15/2008                                 148             15
                                           11.651%   due   01/15/2016                                  11              0
                                           6.500%    due   08/15/2016                               2,057             96
                                           6.500%    due   08/15/2017                                 431             23
                                           7.000%    due   04/15/2018                               1,918            106
                                           7.500%    due   08/15/2018                                 163              7
                                           9.993%    due   11/15/2018                                  10              0
                                           8.845%    due   01/15/2021                                 295             60
                                           9.000%    due   05/15/2022                                 150             23
                                           6.500%    due   09/15/2023                                 450             64
Federal National Mortgage Association (IO)
                                           6.750%    due   09/25/2004                                  30              1
                                           7.000%    due   06/25/2005                                   8              0
                                           10.458%   due   07/25/2005            (d)                   98              2
                                           6.500%    due   07/25/2006                               3,333            169
                                           7.272%    due   09/25/2006                                   4             46
                                           6.500%    due   02/25/2007                               2,838            225
                                           6.500%    due   07/25/2007                               1,156             64
                                           6.500%    due   09/25/2007                               3,639            303
                                           6.500%    due   10/25/2007                               1,393             97
                                           0.100%    due   03/25/2009            (d)               37,255            754
                                           7.000%    due   08/25/2015                               1,607             43
                                           7.000%    due   08/25/2016                                 478             17
                                           6.500%    due   08/25/2020                               2,666            411
                                           10.070%   due   01/25/2021                                  66              7
                                           7.500%    due   04/25/2021                               2,222            320
                                           9.032%    due   08/25/2021                                 903            183
                                           0.950%    due   11/25/2021            (d)               37,145            546
                                           6.500%    due   10/25/2022                                 258             27
                                           6.500%    due   01/25/2023                               3,632            672
Federal National Mortgage Association (PO)
                                           0.000%    due   09/01/2007                                 972            872
                                           0.000%    due   02/25/2021                               2,497          2,397
                                           0.000%    due   06/25/2022                               1,585          1,479
                                           0.000%    due   08/25/2023                                 335            250
PaineWebber (IO)
                                           13.595%   due   08/01/2019                                 189             66
Vendee Mortgage Trust (IO)
                                           0.542%    due   06/15/2023            (d)              188,696          3,428
                                                                                                                  13,782


Total Mortgage-Backed Securities                                                                              13,757,847
(Cost $13,747,931)
ASSET-BACKED SECURITIES 5.7%
AFC Home Equity Loan Trust
                                           6.903%    due   10/25/2026            (d)                5,329          5,424
America West Airlines
                                           10.500%   due   01/02/2004            (d)                   24             23
American Express Credit Account Master Trust
                                           6.800%    due   12/15/2003                               1,500          1,540

American Stores
                                           5.300%    due   08/30/2004                              20,000         19,775
Americredit Automobile Receivable Trust
                                           6.540%    due   05/12/2001                                 500            506
Arcadia Automobile Receivables Trust
                                           6.300%    due   07/16/2001                               6,018          6,038
Aspetuck Trust
                                           5.688%    due   09/01/1999            (d)              100,000        100,094
Associates Manufactured Housing
                                           7.000%    due   03/15/2027                                 900            912
Auto Receivables Trust
                                           6.500%    due   04/16/2003                              10,003         10,015
Bridgestone/Firestone Master Trust
                                           6.170%    due   07/01/2003                                 250            252
California Infrastructure
                                           6.010%    due   06/25/2001                               5,422          5,431
                                           6.150%    due   06/25/2002                              19,500         19,656
Capita Equipment Receivables Trust
                                           6.030%    due   02/15/2000                               1,897          1,908
Case Equipment Loan Trust
                                           6.150%    due   09/15/2002                                 729            730
Charter Commercial Holdings LLC
                                           7.750%    due   03/31/2028                              32,000         31,920
Chase Manhattan Auto Owner Trust
                                           5.750%    due   10/15/2001                                 500            503
Chase Manhattan Grantor Trust
                                           6.000%    due   09/17/2001                               1,164          1,167
                                           5.900%    due   11/15/2001                               3,564          3,571
                                           5.200%    due   02/15/2002                                 575            576
                                           6.610%    due   09/15/2002                               2,825          2,860
Chase Mortgage Finance Corp.
                                           6.750%    due   10/25/2028                              30,000         27,694
Citibank N.A.
                                           0.000%    due   09/27/1999                              20,000         18,913
Citicorp Mortgage Securities, Inc.
                                           6.750%    due   04/25/2028                              16,297         16,308
CMC Securities Corporation IV
                                           7.250%    due   11/25/2027                               1,234          1,261
Columbia/HCA Healthcare
                                           6.807%    due   09/30/2000                              25,000         24,594
Community Program Loan Trust
                                           4.500%    due   10/01/2018                              26,079         24,528
                                           4.500%    due   04/01/2029                              26,000         21,912
Conti Mortgage Home Equity Loan Trust
                                           5.106%    due   10/15/2012            (d)               21,135         21,119
                                           6.990%    due   03/15/2021                                 350            359
                                           5.079%    due   06/15/2028            (d)                6,306          6,300
Copelco Capital Funding Corp.
                                           6.340%    due   07/20/2004                                  33             34
CPS Auto Trust
                                           6.070%    due   03/15/2003                                 103            103
CS First Boston Mortgage Securities Corp.
                                           6.750%    due   09/25/2028                               6,960          6,877
Daimler-Benz Vehicle Trust
                                           5.850%    due   07/20/2003                               9,252          9,278
                                           6.050%    due   03/31/2005                               6,825          6,882

Delta Air Lines Equipment Trust
                                           9.230%    due   07/02/2002            (j)               10,099         10,876
                                           10.500%   due   01/02/2007            (j)                7,412          9,064
                                           10.570%   due   01/02/2007            (j)               15,881         20,262
                                           9.550%    due   01/02/2008            (j)                7,773          8,996
                                           10.000%   due   06/05/2013                              10,828         13,561
Discover Card Master Trust
                                           5.600%    due   05/16/2006                               1,600          1,589
                                           5.314%    due   10/16/2013            (d)                  400            403
EQCC Home Equity Loan Trust
                                           6.710%    due   07/15/2011                                 330            335
                                           5.160%    due   10/15/2027            (d)                1,697          1,684
Equivantage Home Equity Loan Trust
                                           6.550%    due   04/01/2027                                 129            130
Felco Funding LLC
                                           5.980%    due   09/15/2001                                 500            502
First Omni Bank
                                           6.650%    due   09/15/2003            (d)                1,500          1,535
First Plus Home Loan Trust
                                           6.230%    due   06/10/2010                               3,000          3,013
First Security Auto Grantor Trust
                                           6.100%    due   04/15/2003                               1,971          1,988
First Security Corp.
                                           5.875%    due   11/01/2003                               9,000          8,884
First Union Master Credit Card Trust
                                           5.760%    due   09/15/2003                              88,750         88,931
Flag Limited
                                           6.900%    due   12/15/2004            (d)               14,106         13,789
FMAC Loan Receivables Trust
                                           6.830%    due   09/15/2020                                 680            640
                                           6.200%    due   09/15/2020                                 358            353
                                           6.500%    due   09/15/2020                                 258            255
Ford Credit Auto Owner Trust
                                           6.750%    due   09/15/2000                               1,611          1,621
                                           5.800%    due   10/15/2000                               1,417          1,424
Ford Credit Grantor Trust
                                           5.900%    due   10/15/2000                               3,947          3,954
Ford Motor Credit Corp.
                                           5.500%    due   02/15/2003                               5,300          5,300
Fred Meyer, Inc.
                                           5.937%    due   03/19/2003            (d)              111,918        110,938
General Motors Acceptance Corp.
                                           6.500%    due   04/15/2002                              20,395         20,509
Green Tree Financial Corp.
                                           7.150%    due   07/15/2027                               1,025          1,039
                                           6.870%    due   03/01/2028                               1,105          1,113
                                           6.660%    due   05/01/2028                               1,405          1,373
                                           6.170%    due   05/15/2029                                 450            451
IMC Home Equity Loan Trust
                                           5.075%    due   05/21/2012            (d)                7,107          7,110
                                           7.352%    due   07/25/2026            (d)                  941            948
Indymac Home Equity Loan
                                           5.207%    due   10/25/2029            (d)               28,737         28,813
Integrated Health Services
                                           6.750%    due   12/31/2005            (d)               14,813         14,109
Ip Timberland Limited
                                           5.229%    due   11/13/1999            (d)               10,000          9,850
Korea National Housing
                                           8.500%    due   05/23/2001                              65,000         64,513

Lyondell Petroleum
                                           6.937%    due   06/17/1999                              20,000         19,750
                                           6.937%    due   06/17/2000                              27,000         26,190
                                           6.943%    due   06/17/2003            (d)                4,005          3,985
                                           6.974%    due   06/17/2003                               4,500          4,478
                                           7.219%    due   06/17/2003                               2,500          2,488
                                           7.344%    due   06/17/2003                               7,500          7,463
MBNA Master Credit Card Trust
                                           5.083%    due   01/15/2002                              73,635         73,725
                                           6.050%    due   11/15/2002                                 245            247
Metlife Capital Equipment Loan Trust
                                           6.850%    due   05/20/2008            (d)                  320            328
Money Store Home Equity Trust
                                           6.520%    due   08/15/2009                              11,552         11,569
                                           6.115%    due   06/15/2010                               3,000          3,005
                                           7.550%    due   02/15/2020                                 500            508
                                           6.345%    due   11/15/2021            (d)                3,625          3,648
                                           5.069%    due   05/15/2025            (d)               16,255         16,257
Morgan Stanley Capital
                                           5.170%    due   07/25/2027            (d)                2,573          2,564
MPC Natural Gas Funding Trust
                                           6.200%    due   03/15/2013                              10,000          9,712
Myra-United Mexican States
                                           5.813%    due   12/23/2006                              22,388         19,502
National Medical Care
                                           6.375%    due   09/30/2003             (d)              58,333         57,487
NationsBank Auto Owner Trust
                                           6.375%    due   07/15/2000                                 167            167
NationsBank Corp.
                                           5.850%    due   06/15/2002                               1,199          1,203
Newcourt Receivable Asset Trust
                                           6.240%    due   12/20/2004                                  14             14
Norwest Asset Securities Corp
                                           6.500%    due   04/25/2013                              21,627         21,600
                                           6.500%    due   06/25/2013                              11,204         11,187
                                           7.500%    due   03/25/2027                              28,487         29,262
                                           6.750%    due   05/25/2028                              27,707         27,577
                                           6.750%    due   07/25/2028                              12,657         12,181
                                           6.200%    due   09/25/2028                              19,077         19,145
Premiere Auto Trust
                                           6.575%    due   10/06/2000                               1,662          1,672
Republic of Korea
                                           8.063%    due   04/08/2001            (d)               10,000         10,003
Residential Asset Securities Corp.
                                           6.450%    due   10/25/2012                               3,341          3,333
                                           8.000%    due   10/25/2024            (d)                9,440          9,880
                                           5.240%    due   10/25/2027            (d)                5,816          5,774
                                           6.750%    due   03/25/2028                              40,000         39,607
Saxon Asset Securities Trust
                                           6.475%    due   11/25/2020                                 144            145
Sears Credit Account Master Trust
                                           6.050%    due   01/16/2008                                 500            507
                                           7.000%    due   07/15/2008                                 500            524
Stone Container Corp.
                                           8.520%    due   10/01/2003            (d)                5,749          5,763
Total Renal Care Holdings
                                           6.813%    due   03/31/2008            (b)               47,520         47,461
United Air Lines Equipment Trust
                                           9.200%    due   03/22/2008                               4,137          4,538
                                           10.360%   due   11/13/2012                               7,000          8,666
                                           10.020%   due   03/22/2014                               5,825          6,978
                                           10.850%   due   07/05/2014                              34,111         44,124
                                           10.125%   due   03/22/2015                              14,300         17,642
                                           9.060%    due   06/17/2015                               5,000          5,483
                                           9.210%    due   01/21/2017                               2,000          2,213

USAA Auto Loan Grantor Trust
                                           5.800%    due   01/15/2005                               7,241          7,289
WFS Financial Owner Trust
                                           6.050%    due   07/20/2001                               1,013          1,014
                                           6.500%    due   09/20/2001                               4,468          4,501
Ziff-Davis, Inc.
                                           7.437%    due   03/31/2006                              15,000         15,009
Total Asset-Backed Securities                                                                                  1,486,286
(Cost $1,471,064)
SOVEREIGN ISSUES 3.6%
Alcan Aluminum
                                           5.875%    due   04/01/2000                                 250            252
Cemex SA
                                           10.750%   due   07/15/2000                               5,000          5,178
Central Bank Philippines
                                           6.000%    due   06/01/2008            (d)               12,240         10,526
City of Buenos Aires
                                           11.250%   due   04/11/2007                               5,000          4,638
Embotelladora Arica SA
                                           9.875%    due   03/15/2006                               8,500          8,607
Hydro Quebec
                                           5.030%    due   04/15/1999            (d)               10,000          9,997
                                           7.375%    due   02/01/2003                                 150            158
                                           9.400%    due   02/01/2021                                 500            654
                                           8.500%    due   12/01/2029                               5,085          6,154
                                           9.375%    due   04/15/2030                                 600            793
                                           9.500%    due   11/15/2030                               2,370          3,205
Kingdom of Sweden
                                           10.250%   due   11/01/2015                                 500            678
Korea Development Bank
                                           6.172%    due   10/20/2000                              11,000         10,892
                                           6.500%    due   11/15/2002                               2,000          1,907
Korean Export-Import Bank
                                           7.125%    due   03/15/2007                              10,000          9,815
Nacional Financiera
                                           8.649%    due   12/01/2000            (d)                  510            514
                                           9.750%    due   03/12/2002                              10,000         10,188
                                           6.875%    due   05/08/2003            (d)                4,750          4,168
Petroleos Mexicanos
                                           7.750%    due   10/29/1999                               1,000          1,005
                                           9.375%    due   12/02/2008                              28,500         29,203
Providence of Newfoundland
                                           9.000%    due   06/01/2019                                 500            627
Province of Buenos Aires
                                           12.500%   due   03/15/2002                              10,400         10,556
Province of Nova Scotia
                                           9.375%    due   07/15/2002                               1,000          1,106
Province of Ontario
                                           6.125%    due   06/28/2000                                  50             51
                                           7.750%    due   06/04/2002                                 200            213
                                           7.625%    due   06/22/2004                               1,000          1,085
                                           7.000%    due   08/04/2005                               1,000          1,064
                                           5.500%    due   10/01/2008                              10,000          9,685
Province of Quebec
                                           5.340%    due   06/21/1999            (d)               50,000         50,041
                                           7.500%    due   07/15/2002                               6,000          6,285
                                           8.800%    due   04/15/2003                                 100            110
                                           5.391%    due   06/11/2004            (d)               15,500         15,426
                                           7.125%    due   02/09/2024                                 710            742

Republic of Argentina
                                           8.099%    due   08/15/1999            (d)               17,500         17,483
                                           10.950%   due   11/01/1999                               4,075          4,162
                                           5.288%    due   04/01/2000            (d)               12,321          9,724
                                           4.940%    due   04/01/2001            (d)               57,501         53,160
                                           14.250%   due   11/30/2002            (d)               56,511         54,699
                                           5.937%    due   03/31/2005            (d)              209,204        179,142
                                           12.110%   due   04/10/2005            (d)               68,650         63,501
Republic of Columbia
                                           8.750%    due   10/06/1999                                 500            506
Republic of Korea
                                           8.281%    due   04/08/2000             (d)              31,044         31,160
                                           7.813%    due   04/08/2000             (d)              91,000         90,889
Republic of Philippines
                                           5.885%    due   01/05/2005             (d)              18,166         16,256
                                           6.000%    due   12/01/2007                               3,438          2,890
                                           6.500%    due   12/01/2017                               4,216          3,757
Republic of Poland
                                           5.000%    due   10/27/2014                              25,000         23,063
Royal Bank of Scotland Group PLC
                                           6.400%    due   04/01/2009                              15,000         14,916
State of Israel
                                           6.200%    due   06/14/2003                                  25             25
United Mexican States
                                           5.560%    due   04/07/2000             (m)              52,855         52,855
                                           5.750%    due   04/07/2000             (d)              26,945         26,473
                                           6.250%    due   06/27/2002             (d)              84,250         80,243
Total Sovereign Issues                                                                                           940,427
(Cost $946,410)
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.2%
AXA
                                           2.500%    due   01/01/2014                   EC          2,475          2,765
City of Montreal
                                           11.500%   due   09/20/2000                   C$          7,000          5,046
Commonwealth of Canada
                                           6.500%    due   06/01/2004                               1,000            707
                                           4.250%    due   12/01/2026            (h)               95,856         64,584
Commonwealth of New Zealand
                                           10.000%   due   03/15/2002            (l)    N$         23,100         14,011
                                           4.500%    due   02/15/2016                              23,000         12,462
France Telecom
                                           2.000%    due   01/01/2004                   FF          9,761          1,820
Interamerican Development Bank
                                           5.750%    due   04/15/2004                   N$         35,400         18,635
Korea Development Bank
                                           3.258%    due   05/14/2001            (d)    DM         50,000         26,280
Province of Saskatchewan
                                           9.125%    due   02/15/2021                   $           3,000          3,875
Republic of Argentina
                                           5.500%    due   03/27/2001                   JY      4,290,000         36,149
                                           3.011%    due   04/01/2001            (d)    AP          5,779          5,109
Reynolds, R.J.
                                           6.875%    due   11/22/2000                   DM          9,500          5,465
United Mexican States
                                           3.100%    due   04/24/2002                           1,500,000         11,896
                                           8.750%    due   05/30/2002                   BP         14,000         21,976
                                           7.000%    due   06/02/2003                   C$         30,000         18,310
                                           3.850%    due   12/31/2019                   JY      9,145,000         64,323

Total Foreign Currency-Denominated Issues                                                                        313,413
(Cost $320,042)
PURCHASED CALL OPTIONS 0.3%
U.S. Treasury Bond (OTC)
                                           7.250%    due   05/15/2016
                                           Strike @ 121.641 Exp.05/21/1999              $          50,000             65
U.S. Treasury Note (OTC)
                                           5.375%    due   07/31/2000
                                           Strike @ 98.453 Exp.06/12/1999                         100,000          1,924
                                           5.375%    due   02/15/2001
                                           Strike @ 95.468 Exp.04/19/1999                         140,000          7,221
                                           6.625%    due   06/30/2001
                                           Strike @ 95.453 Exp.04/19/1999                         174,000          6,603
                                           6.625%    due   03/31/2002
                                           Strike @ 98.500 Exp.05/03/1999                         242,000         13,308
                                           6.375%    due   08/15/2002
                                           Strike @ 98.187 Exp.04/12/1999                          48,800          2,672
                                           5.750%    due   11/30/2002
                                           Strike @ 96.187 Exp.05/24/1999                         336,400         18,539
                                           5.750%    due   11/30/2002
                                           Strike @ 96.156 Exp.05/17/1999                          62,400          3,471
                                           5.500%    due   05/31/2003
                                           Strike @ 95.625 Exp.05/17/1999                          82,300          4,409
                                           5.250%    due   08/15/2003
                                           Strike @ 99.469% Exp. 08/27/1999                       380,000          5,681
                                           5.250%    due   08/15/2003
                                           Strike @ 100.000 Exp. 08/20/1999                       250,000          2,955
                                           5.250%    due   08/15/2003
                                           Strike @ 99.289 Exp. 08/20/1999                        127,000          2,007
                                           4.750%    due   02/15/2004
                                           Strike @ 99.007 Exp.08/20/1999                          79,000            748
                                           4.750%    due   02/15/2004
                                           Strike @ 98.609 Exp.08/20/1999                         121,000          1,359
Total Purchased Call Options                                                                                      70,962
(Cost $76,655)
PURCHASED PUT OPTIONS 0.0%
U.S. Treasury Note (OTC)
                                           5.250%    due   08/15/2003
                                           Strike @ 92.164 Exp. 08/20/1999                      1,500,000             15
Total Purchased Put Options                                                                                           15
(Cost $469)
PREFERRED STOCK 0.1%
                                                                                                   Shares
Banco Bilbao Vizcaya International
                                           2.438%    due   01/02/2000                                 266          7,171
Barclays Bank
                                           2.875%    due   01/01/2000                                 216          5,926
CSC Holdings, Inc.
                                           12.738%   due   01/02/2000                                  22          2,555
Fresenius Medical Care
                                           78.750%   due   01/02/2000                                   4          3,910
Home Ownership Funding
                                           133.310%  due   01/02/2000                                   1          1,029
TCI Communications, Inc.
                                           2.500%    due   01/02/2000                                  49          1,326
                                           2.430%    due   01/02/2000                                 623         17,042
Unocal Capital Trust
                                           3.125%    due   01/01/2000                                   0             22

Total Preferred Stock                                                                                             38,981
(Cost $39,214)
SHORT-TERM INSTRUMENTS 7.4%
                                                                                                Principal
                                                                                                   Amount
                                                                                                    (000s)
Commercial Paper 5.1%
American Express
                                           4.840%    due   04/06/1999                                 300            300
BellSouth Telecommunications, Inc.
                                           4.810%    due   05/07/1999                              25,000         24,880
                                           4.810%    due   05/10/1999                               1,200          1,194
Caisse d'Amortissement
                                           4.780%    due   10/08/1999                              10,000          9,710
Canadian Wheat Board
                                           4.790%    due   06/21/1999                              12,000         11,868
Coca-Cola Co.
                                           4.810%    due   04/22/1999                               2,300          2,294
                                           4.750%    due   04/28/1999                               1,400          1,395
                                           4.810%    due   05/27/1999                              11,700         11,612
                                           4.790%    due   05/28/1999                                 500            496
                                           4.790%    due   06/11/1999                                 800            792
                                           4.780%    due   06/21/1999                              14,200         14,044
Commonwealth Bank of Australia
                                           4.830%    due   08/10/1999                               6,000          5,894
E.I. Du Pont de Nemours
                                           4.840%    due   04/05/1999                               1,500          1,499
                                           4.860%    due   04/05/1999                              16,300         16,291
                                           4.830%    due   04/21/1999                                 100            100
                                           4.820%    due   04/23/1999                                 500            499
                                           4.800%    due   06/04/1999                               1,000            991
                                           4.810%    due   06/07/1999                                 500            495
                                           4.800%    due   06/07/1999                              18,600         18,431
Federal Home Loan Bank
                                           4.760%    due   04/21/1999                              21,900         21,842
                                           4.750%    due   04/21/1999                               3,100          3,092
Federal Home Loan Mortgage Corp.
                                           4.780%    due   04/09/1999                               1,300          1,299
                                           4.740%    due   04/14/1999                              36,000         35,938
                                           4.760%    due   04/14/1999                               2,000          1,997
Federal National Mortgage Association
                                           4.750%    due   04/08/1999                                 900            899
Florida Power Corp.
                                           4.840%    due   04/21/1999                              16,000         15,957
Ford Motor Credit Corp.
                                           4.850%    due   04/08/1999                               5,000          4,995
                                           4.840%    due   04/20/1999                             146,100        145,727
                                           4.840%    due   04/23/1999                              59,200         59,025
                                           4.840%    due   04/26/1999                             123,600        123,185
                                           4.830%    due   04/28/1999                               7,000          6,975
General Electric Capital Corp.
                                           4.850%    due   04/26/1999                              39,800         39,666
                                           4.840%    due   04/28/1999                               9,100          9,067
                                           4.840%    due   04/30/1999                              19,700         19,623
                                           4.840%    due   05/18/1999                             285,000        283,199
General Motors Acceptance Corp.
                                           4.810%    due   04/06/1999                               4,000          3,997
                                           4.860%    due   04/07/1999                                 400            400
                                           4.840%    due   04/08/1999                               8,700          8,692
IBM Corp.
                                           4.880%    due   04/07/1999                              13,800         13,789
                                           4.830%    due   04/09/1999                              25,000         24,973
                                           4.820%    due   06/28/1999                              14,000         13,833
Imperial Tobacco Financial
                                           5.170%    due   07/29/1999                             105,000        103,313

KFW International Finance, Inc.
                                           4.790%    due   06/21/1999                               6,100          6,033
                                           4.790%    due   06/23/1999                              41,300         40,835
                                           4.790%    due   06/24/1999                              15,900         15,719
Minnesota Mining & Manufacturing Co.
                                           4.800%    due   06/21/1999                              41,200         40,748
National Rural Utilities Cooperative
                                           4.810%    due   05/25/1999                              15,500         15,388
                                           4.820%    due   06/10/1999                               6,000          5,943
                                           4.820%    due   06/11/1999                               2,300          2,278
                                           4.820%    due   06/17/1999                                 300            297
Oesterreich Kontrollbank
                                           4.870%    due   04/06/1999                               1,000            999
Pfizer, Inc.
                                           4.820%    due   05/17/1999                                 400            398
Proctor & Gamble Co.
                                           4.810%    due   05/10/1999                              71,500         71,127
                                           4.840%    due   05/26/1999                                 800            794
Province of British Colombia
                                           4.800%    due   06/11/1999                               8,097          8,019
                                           4.820%    due   08/18/1999                               2,500          2,453
Shell Oil Co.
                                           4.790%    due   06/04/1999                               1,900          1,883
                                           4.780%    due   06/22/1999                              50,000         49,445
USAA Capital Corp.
                                           4.810%    due   05/17/1999                               1,500          1,491
Wisconsin Electric Power & Light
                                           4.850%    due   05/07/1999                               2,000          1,990
                                                                                                               1,330,108
Repurchase Agreement 1.5%
State Street Bank
                                           4.000%    due   04/01/1999                             120,000        120,000
(Dated 03/31/1999. Collateralized by U.S. Treasury
Bond 8.500% 02/15/2020 valued at $20,401,063 and U.S Treasury
Note 5.500% 03/31/2000 valued at $51,001,057 and U.S Treasury
Note 6.000% 08/15/2000 valued at $51,000,774.
Repurchase proceeds are $120,013,334.)


Lehman Brothers, Inc.
                                           4.900%    due   04/01/1999                              68,200         68,200
(Dated 03/31/1999. Collateralized by U.S. Treasury
Note 6.875% 05/15/2006 valued at $68,662,137.
Repurchase proceeds are $68,209,283.)

Daiwa Securities
                                           4.920%    due   04/01/1999                             195,700        195,700
(Dated 03/31/1999. Collateralized by U.S. Treasury
Note 8.375% 08/15/2008 valued at $198,529,948.
Repurchase proceeds are $195,726,746.)

                                                                                                                 383,900
U.S. Treasury Bills (b) 1.1%
                                           4.438%    due   04/29/1999-03/30/2000 (g)              310,710        300,693


Total Short-Term Instruments                                                                                   2,014,701
(Cost $2,014,599)
Total Investments (a) 123.8%                                                                                $ 32,325,240
(Cost $32,423,650)

Written Options (c) (0.1%)                                                                                       (25,999)
(Premiums $35,106)

Other Assets and Liabilities (Net) (23.7%)                                                                    (6,174,737)

Net Assets 100.0%                                                                                           $ 26,124,504

Notes to Schedule of Investments (amounts in thousands):

(a)  At March 31, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $32,428,668 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                                               $ 186,591

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                              (290,019)
                                                                                    --------------

Unrealized depreciation-net                                                             $ 103,428
                                                                                    --------------

(b) Securities with an aggregate market value of $287,131
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
March 31, 1999:
                                                                                                   Unrealized
                                                                                             # of       Appreciation/
Type                                                                                    Contracts       Depreciation
Eurodollar March Futures (03/2000)                                                          2,804     $ (3,618)
Eurodollar March Futures (03/2001)                                                             58           (0)
Eurodollar June Futures (06/2000)                                                           2,804       (3,725)
Eurodollar June Futures (06/2001)                                                              58           (2)
Eurodollar September Futures (09/2000)                                                      3,854       (3,273)
Eurodollar September Futures (09/2001)                                                      1,715          285
Eurodollar December Futures (12/1999)                                                       2,804       (2,742)
Eurodollar December Futures (12/2000)                                                       1,058          270
U.S. Treasury 10 Year Note (06/1999)                                                       32,633       (2,046)
U.S. Treasury 30 Year Bond (06/1999)                                                           23           29
Municipal Bond Index (06/1999)                                                              1,250         (855)
Government of Japan 10 Year Note (06/1999)                                                    100       (2,221)
United Kingdom 90 Day LIBOR (03/2000)                                                       1,016          (26)
United Kingdom 90 Day LIBOR (06/2000)                                                       1,099         (300)
United Kingdom 90 Day LIBOR (09/1999)                                                         291          183
United Kingdom 90 Day LIBOR (12/1999)                                                         877        2,707
                                                                                                  -------------
                                                                                                     $ (15,334)
                                                                                                  -------------

(c) Premiums received on written options:

Type                                                                                          Par      Premium        Value

Call - CBOT U.S. Treasury Bond June Futures Strike @ 128.00 Exp. 05/22/1999           $ 1,192,900      $ 4,037        $ 932
Put - CBOT U.S. Treasury Bond June Futures Strike @ 118.00 Exp. 05/22/1999                632,800        3,994        3,955
Call - CBOT U.S. Treasury Bond June Futures Strike @ 130.00 Exp. 05/22/1999               632,800        1,836          198
Put - CBOT U.S. Treasury Bond June Futures Strike @ 116.00 Exp. 05/22/1999              1,923,600        9,787        5,110
Call - CBOT U.S. Treasury Bond June Futures Strike @ 126.00 Exp. 05/22/1999               939,500        2,870        1,615
Call - CBOT U.S. Treasury Bond September Futures Strike @ 130.00 Exp. 08/21/1999          149,200          552          420
Put - CBOT U.S. Treasury Bond September Futures Strike @ 112.00 Exp. 08/21/1999            10,000           40           38
Call - CBOT U.S. Treasury Bond September Futures Strike @ 132.00 Exp. 08/21/1999           10,000           39           17
Call - OTC U.S. Treasury Note 5.250% due 08/03 Strike @ 101.25 Exp. 08/20/1999            127,000          466          828
Put - OTC U.S. Treasury Note 5.250% due 08/03 Strike @ 97.97 Exp. 08/20/1999              254,000        1,012          815
Call - OTC U.S. Treasury Note 5.250% due 08/03 Strike @ 101.60 Exp. 08/27/1999            250,000          859        1,405
Put - OTC U.S. Treasury Note 5.250% due 08/03 Strike @ 97.94 Exp. 08/27/1999              760,000        2,850        2,538
Call - OTC U.S. Treasury Note 5.250% due 08/03 Strike @ 101.60 Exp. 08/27/1999            130,000          447          731
Put - OTC U.S. Treasury Note 5.250% due 08/03 Strike @ 98.59 Exp. 08/20/1999              500,000        1,719        2,370
Call - OTC U.S. Treasury Note 5.250% due 08/03 Strike @ 101.79 Exp. 08/20/1999            250,000        1,172        1,215
Call - OTC U.S. Treasury Note 4.750% due 02/04 Strike @ 100.34 Exp. 08/20/1999             79,000          395          393
Put - OTC U.S. Treasury Note 4.750% due 02/04 Strike @ 97.54 Exp. 08/20/1999               79,000          401          616
Call - OTC U.S. Treasury Note 4.750% due 02/04 Strike @ 99.81 Exp. 08/20/1999             121,000          700          788
Put - OTC U.S. Treasury Note 4.750% due 02/04 Strike @ 97.05 Exp. 08/20/1999              121,000          520          740
Put - CME Eurodollar September Futures Strike @ 95.00 Exp. 09/13/1999                   1,000,000          495          488
Put - CME Eurodollar September Futures Strike @ 94.75 Exp. 09/13/1999                   1,000,000          320          225
Put - CME Eurodollar December Futures Strike @ 94.50 Exp. 12/13/1999                    1,000,000          595          562
                                                                                                  --------------------------

                                                                                                      $ 35,106     $ 25,999
                                                                                                  --------------------------

(d) Variable rate security. The rate listed is as of March 31,1999.

(e) Foreign forward currency contracts outstanding at March 31, 1999:

                                                                                        Principal
                                                                                           Amount                Unrealized
                                                           Currency                    Covered by   Settlement  Appreciation/
Type                                                                                     Contract        Month Depreciation
 Buy                                                       BP                              26,299      04/1999        $ 251
 Sell                                                                                      26,299      04/1999         (334)
 Sell                                                                                      26,300      08/1999         (251)
 Sell                                                      C$                             161,572      04/1999          670
 Sell                                                      EC                              24,267      04/1999          591
 Buy                                                       JY                             229,202      04/1999           (5)
 Sell                                                                                   2,607,903      04/1999         (101)
 Buy                                                                                      413,100      05/1999           (5)
 Buy                                                                                    1,331,429      02/2000            4
 Sell                                                                                   7,118,555      02/2000        2,388
 Sell                                                                                     229,202      04/2000          (16)
 Sell                                                                                   4,519,202      04/2001         (256)
 Sell                                                      N$                              54,210      04/1999          713
 Buy                                                                                        7,970      05/1999           (3)

                                                                                                               -------------
                                                                                                                    $ 3,646
                                                                                                               -------------

 (f) Principal amount denoted in indicated currency:

                                            AP   -     Argentine Peso
                                            BP   -     British Pound
                                            C$   -     Canadian Dollar
                                            DM   -     German Mark
                                            EC   -     European Currency Unit
                                            FF   -     French Franc
                                            JY   -     Japanese Yen
                                            N$   -     New Zealand Dollar

 (g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

 (h) Principal amount of the security is adjusted for inflation.

 (i) Security becomes interest bearing at a future date.

 (j) Restricted security.

 (k) Swap agreements outstanding at March 31, 1999:

                                                                                      Unrealized
Type                                                                       Notional        Appreciation/
                                                                             Amount       (Depreciation)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.340%

Broker: Deutsche Bank AG New York
Exp. 10/08/07                                                         JY 24,500,000      $ (9,299)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.295%.

Broker: Deutsche Bank AG New York
Exp. 04/14/2008                                                       JY 11,635,000        (3,640)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.305%.

Broker: Deutsche Bank AG New York
Exp. 04/15/2008                                                      JY   7,563,000        (2,418)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/2008                                                      JY   7,000,000         2,204

Receive floating rate based on 6 month UMS-FRN and pay UMS fixed rate.

Broker: Merrill Lynch
Exp. 04/07/2000                                                            $ 52,855            (1,057)
                                                                                    --------------

                                                                                      $ (14,210)
                                                                                    --------------

(l)  Subject to a financing transaction.

(m)  Subject to an asset swap.

(n)  Security is in default.


Statement of Assets and Liabilities
September 30, 2000 (Unaudited)
Amounts in thousands, except per share amounts                      Total Return Fund
Assets:
Investments, at value                                                         $ 54,049,779
Cash and foreign currency                                                           10,032
Receivable for investments sold and forward foreign currency contracts             644,787
Receivable for Fund shares sold                                                    192,212
Variation margin receivable                                                          7,095
Interest and dividends receivable                                                  433,213
Other assets                                                                             0
                                                                ---------------------------
                                                                                55,337,118
                                                                ---------------------------

Liabilities:
Payable for investments purchased and forward foreign currency contracts      $ 14,893,787
Payable for financing transactions                                               4,370,371
Notes Payable                                                                      181,070
Written options outstanding                                                         35,447
Payable for Fund shares redeemed                                                   237,276
Dividends payable                                                                   39,459
Accrued investment advisory fee                                                      7,463
Accrued administration fee                                                           6,068
Accrued distribution fee                                                             1,652
Accrued servicing fee                                                                  808
Variation margin payable                                                                 0
Other liabilities                                                                   15,002
                                                                ---------------------------
                                                                                19,788,403
                                                                ---------------------------

Net Assets                                                                    $ 35,548,715
                                                                ===========================

Net Assets Consist of:
Paid in capital                                                               $ 36,552,222
Undistributed (overdistributed) net investment income                              (52,845)
Accumulated undistributed net realized gain (loss)                                (641,460)
Net unrealized appreciation (depreciation)                                        (309,202)
                                                                ---------------------------
                                                                              $ 35,548,715
                                                                ===========================

Net Assets:
Administrative Class                                                           $ 3,808,824
Other Classes                                                                   31,739,891

Shares Issued and Outstanding:
Administrative Class                                                               377,249

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding):
Administrative Class                                                               $ 10.09

Cost of Investments Owned                                                     $ 54,354,587
                                                                ===========================
Cost of Foreign Currency Held                                                     $ 55,419
                                                                ===========================



Statement of Operations
For the year or period ended September 30, 2000 (Unaudited)
Amounts in thousands                                                            Total Return Fund
Investment Income:
 Interest                                                                                       $ 1,179,263
 Dividends                                                                                           20,491
 Miscellaneous Income                                                                                   245
                                                                       -------------------------------------
   Total Income                                                                                   1,199,999
                                                                       -------------------------------------
Expenses:
Investment advisory fees                                                                             41,399
Administration fees                                                                                  33,656
Distribution and/or servicing fees - Administrative Class                                             3,731
Distribution and/or servicing fees - Other Classes                                                   10,336
Trustees' fees                                                                                           58
Organization costs                                                                                        -
Interest expense                                                                                      9,703
                                                                       -------------------------------------
   Total expenses                                                                                    98,883
                                                                       -------------------------------------

Net Investment Income                                                                             1,101,116
                                                                       -------------------------------------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                                             345,059
Net realized gain (loss) on futures contracts and written options                                    85,018
Net realized gain (loss) on foreign currency transactions                                           (13,781)
Net change in unrealized appreciation (depreciation) on investments                                  69,578
Net change in unrealized appreciation (depreciation) on futures contracts
  and written options                                                                               (19,306)
Net change in unrealized appreciation (depreciation) on translation of assets
and liabilities denomin foreign currencies                                                           (3,140)
                                                                       -------------------------------------
   Net Gain (Loss)                                                                                  463,428
                                                                       -------------------------------------

Net Increase (Decrease) in Assets Resulting from Operations                                    $ 1,564,544
                                                                       =====================================

Statements of Changes in Net Assets

Amounts in thousands                                                                Total Return Fund
                                                                        Six Months Ended              Year Ended
                                                                      September 30, 2000          March 31, 2000
Increase (Decrease) in Net Assets from:                                  (Unaudited)

Operations:
Net investment income                                                        $ 1,101,116             $ 1,778,306
Net realized gain (loss)                                                         416,296                (847,388)
Net change in unrealized appreciation (depreciation)                              47,132                (242,138)
                                                                             -----------------------------------
Net increase (decrease) resulting from operations                              1,564,544                 688,780
                                                                             -----------------------------------
Distributions to Shareholders:
 From net investment income
  Administrative Class                                                          (112,911)               (158,773)
  Other Classes                                                                 (983,156)             (1,542,465)

In excess of net investment income
  Administrative Class                                                                 0                  (6,817)
  Other Classes                                                                        0                 (66,229)

From net realized capital gains
  Administrative Class                                                                 0                       0
  Other Classes                                                                        0                       0

In excess of net realized capital gains
  Administrative Class                                                                 0                       0
  Other Classes                                                                        0                       0
                                                                               -----------------------------------
Total Distributions                                                           (1,096,067)             (1,774,284)
                                                                               -----------------------------------
Fund Share Transactions:
Receipts for shares sold
  Administrative Class                                                           830,924               2,193,159
  Other Classes                                                                5,891,784              11,309,212

Issued as reinvestment of distributions
  Administrative Class                                                            85,971                 113,239
  Other Classes                                                                  777,415               1,300,711

Cost of shares redeemed
  Administrative Class                                                          (392,867)               (953,360)
  Other Classes                                                               (3,649,262)             (7,465,688)
                                                                              -----------------------------------
Net increase (decrease) resulting from Fund share transactions                 3,543,965               6,497,273
                                                                              -----------------------------------
Total Increase (Decrease) in Net Assets                                        4,012,442               5,411,769
                                                                              -----------------------------------
Net Assets:
Beginning of period                                                           31,536,273              26,124,504
                                                                               -----------------------------------
End of period *                                                             $ 35,548,715            $ 31,536,273
                                                                               -----------------------------------

*Including net undistributed (overdistributed) investment income of:        $   (52,845)              $ (57,894)
                                                                               -----------------------------------

Financial Highlights
Total Return Fund
Administrative Class


Selected Per Share Data for the Year or Period Ended: 09/30/2000(b)  03/31/2000   03/31/1999     03/31/1998  03/31/1997   03/31/1996
Net asset value beginning of period                         $ 9.96  $   10.36     $   10.62     $   10.27     $ 10.29    $   10.01
Net investment income                                       0.32(a)      0.61(a)       0.61(a)       0.61(a)      0.66(a)     0.80
Net realized/unrealized gain (loss) on investments          0.13(a)     (0.41)(a)      0.16(a)       0.63(a)     (0.02)(a)    0.29
Total income from investment operations                       0.45       0.20          0.77          1.24         0.64        1.09
Dividends from net investment income                         (0.32)     (0.58)        (0.61)        (0.60)       (0.64)      (0.60)
Dividends in excess of net investment income                  0.00      (0.02)         0.00         (0.02)       (0.02)      (0.09)
Distributions from net realized capital gains                 0.00       0.00         (0.24)        (0.27)        0.00       (0.12)
Distributions in excess of net realized capital gains         0.00       0.00         (0.18)         0.00         0.00        0.00
Tax basis return of capital                                   0.00       0.00          0.00          0.00         0.00        0.00
Total distributions                                          (0.32)     (0.60)        (1.03)        (0.89)       (0.66)      (0.81)
Net asset value end of period                              $ 10.09 $     9.96    $    10.36     $   10.62    $   10.27   $   10.29
Total return                                                 4.62%       2.07%         7.33%        12.36%        6.34%      10.99%
Net assets end of period (000's)                        $3,808,824 $3,233,785    $1,972,984     $ 481,730    $ 151,194   $ 104,618
Ratio of expenses to average net assets                     0.73%+       0.79%(c)      0.68%         0.68%        0.68%       0.68%
Ratio of net investment income to average net assets        6.40%+       6.01%         5.52%         5.74%        6.35%       6.64%
Portfolio turnover rate                                       186%        223%          154%          206%         173%        221%



+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited
(c) Ratio of expenses to average net assets excluding interest expense is 0.68%.

Notes to Financial Statements

September 30, 2000 (Unaudited)

1.  Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 35 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Total Return Fund. Certain detailed financial information for the
Institutional, A, B, C and D Classes (the "Other Classes") is provided separately and is available upon request.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.
         Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
         Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Fund is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. The Fund is authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3.  Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate of 0.25% based on average daily net assets of the Fund.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from the Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for the Institutional Class is charged at the annual rate of 0.18%. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.40%. The Administration Fee for Class D is charged at the annual rate of 0.25%.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Fund in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.
         Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of the Fund's average daily net assets attributable to each class):

                                   Distribution Fee (%)       Servicing Fee (%)
         Class A                            -                         0.25
         Class B                           0.75                       0.25
         Class C                           0.75                       0.25
         Class D                            -                         0.25

         PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2000, PFD received $5,987,857 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expense and
(viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4.  Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2000 were as follows (amounts in thousands):

                                             U.S. Government/Agency                          All Other
                                         Purchases                Sales          Purchases             Sales

Total Return Fund                      $ 83,997,342           $ 74,490,752      $ 9,558,193         $ 7,800,637




5.  Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                  Total Return Fund
                                           Period Ended 09/30/2000                     Year Ended 3/31/2000
                                ---------------------------------------------------------------------------------------
                                         Shares                Amount                Shares              Amount
                                ---------------------------------------------------------------------------------------
Receipts for shares sold
  Administrative Class                        83,277    $            830,924              218,285  $        2,193,159

  Other Classes                              590,919               5,891,784            1,126,853          11,309,212

Issued as reinvestment of
distributions
  Administrative Class                         8,610                  85,971               11,320             113,239
  Other Classes                               77,878                 777,415              129,764           1,300,711

Cost of shares redeemed
  Administrative Class                       (39,346)               (392,867)             (95,333)           (953,360)
  Other Classes                             (366,945)             (3,649,262)            (745,907)         (7,465,688)
                                ---------------------------------------------------------------------------------------

Net increase resulting from
Fund share transactions                      354,393         $     3,543,965              644,982     $     6,497,273
                                =======================================================================================

6.  Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                             Total Return
                                 Fund
                            ---------------
                            ---------------
                               Premium
                            ---------------
                            ---------------
Balance at 03/31/2000        $    31,722
 Sales                           57,025
 Closing Buys                    (29,554)
 Expirations                     (18,184)
 Exercised                         (216)
                            ---------------
                            ---------------
Balance at 09/30/2000        $   40,793
                            ===============




7. Line of Credit
Effective December 14, 1999, the Fund, along with certain other funds managed by PIMCO, entered into an unsecured $100,000,000 bank line of credit agreement with State Street Bank & Trust Company. Borrowings under the agreement bear interest at the Fed Funds plus 50 basis points or the Base Rate, which is typically the Prime Rate. The funds may borrow money solely for temporary purposes to fund shareholder redemptions. The Funds did not borrow from the line during the period April 1, 2000 through September 30, 2000.

8. Acquisition by Allianz AG
On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interest in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed-income efforts of Allianz AG. Key employees at each PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. With the addition of PIMCO Advisors, the Allianz Group manages assets of approximately US$650 billion, including more than 300 mutual funds for retail and institutional clients around the world.

9.  Federal Income Tax Matters

As of March 31, 2000, the Fund had remaining capital loss carryforwards that were realized or acquired in prior year in the amount listed below.

                                             Capital Loss Carryforwards
                               --------------------------- -------------------------------------------
                                    Realized Losses             Acquired Losses             Expiration
Total Return Fund                     $750,096,993                     $0                   03/31/2008

The Total Return Fund realized capital loss and/or foreign currency loss of $243,968,849 during the period November 1,1999 through March 31, 2000 which the Fund elected to defer to the following fiscal year pursuant to U.S. income tax regulations.

The Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

Schedule of Investments
Total Return Fund
September 30, 2000 (Unaudited)

                                                                                   Principal
                                                                                      Amount      Value
                                                                                       (000s)     (000s)
CORPORATE BONDS & NOTES 41.0%
Banking & Finance 27.9%
AB Spintab
                                           6.80% due           12/29/2049               $250       $244
Abbey National Capital Trust I
                                           8.96% due           12/29/2049             24,700     24,842
Abbey National PLC
                                           6.70% due           06/29/2049              5,000      4,513
Abbey National Treasury Service
                                           6.63% due           05/23/2001                240        240
ABN AMRO Mortgage Corp.
                                           7.25% due           05/31/2005                150        151
Aetna, Inc.
                                           6.75% due           08/15/2001                250        249
                                           7.25% due           08/15/2023                 50         46
Air 2 US
                                           8.03% due           10/01/2020                300        305
Allstate Corp.
                                           6.75% due           05/15/2018                280        252
                                           6.90% due           05/15/2038             87,200     74,575
Amerco, Inc.
                                           7.14% due           10/15/2002             15,000     14,439
American Express
                                           8.50% due           08/15/2001                350        355
                                           5.63% due           01/22/2004             11,900     11,470
                                           7.45% due           08/10/2005              1,000      1,008
American General Finance
                                           6.05% due           07/02/2001              3,000      2,985
                                           6.88% due           12/14/2001              1,600      1,601
                                           7.45% due           07/01/2002                200        202
                                           6.25% due           12/18/2002              1,165      1,149
                                           6.38% due           03/01/2003                350        346
                                           8.13% due           03/15/2046                270        259
American Health Properties, Inc.
                                           7.05% due           01/15/2002                700        683
AON Capital Trust 'A'
                                           8.21% due           01/01/2027                725        667
Archstone Communities Trust
                                           6.75% due           10/23/2000                600        600
Aristar, Inc.
                                           7.38% due           09/01/2004             20,000     19,983
Associates Corp. of North America
                                           6.63% due           05/15/2001              1,300      1,299
                                           6.70% due           05/29/2001                100        100
                                           7.00% due           07/23/2001                500        501
                                           6.78% due           08/27/2001 (d)         13,500     13,534
                                           6.45% due           10/15/2001             23,600     23,530
                                           7.50% due           04/15/2002                185        187
                                           6.50% due           07/15/2002                750        747
                                           5.75% due           11/01/2003              5,175      5,015
                                           5.80% due           04/20/2004                450        434
                                           6.63% due           06/15/2005                100         98

Associates First Capital Corp.
                                           6.00% due           12/01/2002                500        493
AT&T Capital Corp.
                                           7.50% due           11/15/2000              5,000      5,004
                                           6.88% due           01/16/2001                230        230
                                           6.25% due           05/15/2001             19,443     19,379
                                           7.00% due           08/15/2001             20,900     20,920
                                           7.11% due           09/13/2001 (d)          1,030      1,032
                                           6.90% due           01/30/2002              1,000      1,000
                                           6.75% due           02/04/2002              1,925      1,921
                                           7.01% due           04/23/2002 (d)         74,000     74,205
AVCO Financial Services
                                           7.38% due           08/15/2001                300        301
                                           5.75% due           01/23/2006                125        125
Banco Latinoamericano SA
                                           6.50% due           04/02/2001                950        947
                                           7.17% due           06/04/2001              5,000      4,998
                                           7.88% due           11/30/2001              9,500      9,528
Banco Nacional de Comercio Exterior
                                           7.25% due           02/02/2004             25,050     24,236
                                          11.25% due           09/20/2005             14,250     14,254
Banesto Delaware
                                           8.25% due           07/28/2002             28,900     29,377
Bank of America Corp.
                                           6.73% due           02/26/2001 (d)          3,000      3,001
                                           6.68% due           03/05/2001 (d)         44,000     43,992
                                           9.50% due           04/01/2001                235        238
                                           6.75% due           02/20/2002 (d)         35,180     35,153
                                           8.13% due           06/15/2002                350        357
                                           7.75% due           07/15/2002                360        365
                                           7.20% due           09/15/2002              1,000      1,005
                                           7.50% due           10/15/2002              1,200      1,214
                                           6.85% due           03/01/2003                 65         65
                                           6.88% due           06/01/2003                100        100
                                           6.38% due           05/15/2005              1,000        971
                                           7.88% due           05/16/2005                600        621
                                           8.38% due           05/01/2007                  1          1
                                           9.38% due           09/15/2009             12,950     14,301
                                           7.80% due           02/15/2010             84,000     86,597
                                           8.57% due           11/15/2024                125        134
Bank of Tokyo - Mitsubishi
                                           8.40% due           04/15/2010            112,200    114,369
Bank One Corp.
                                           6.79% due           04/19/2001 (d)          2,000      2,003
                                           6.73% due           09/04/2001 (d)         14,000     14,005
BankBoston Corp.
                                           6.13% due           03/15/2002             12,500     12,358
                                           6.88% due           07/14/2003 (d)         30,000     29,933
Bankers Trust Corp.
                                           9.40% due           03/01/2001                385        389
                                           6.75% due           10/03/2001                500        499
                                           7.50% due           01/15/2002                250        252
                                           8.13% due           05/15/2002                300        305
                                           7.13% due           07/31/2002                150        150
                                           6.79% due           05/11/2003 (d)         82,800     82,787
                                           6.00% due           10/15/2008                500        448
                                           8.09% due           12/01/2026                275        251
Banponce Financial Corp.
                                           6.46% due           11/13/2001             13,000     12,931
Barclays Bank PLC
                                           8.55% due           09/29/2049             15,000     15,100
Bayerische Landesbank NY
                                           6.20% due           02/09/2006                250        240

Bear Stearns Co., Inc.
                                           9.38% due           06/01/2001                125        127
                                           6.90% due           01/28/2002 (d)         11,250     11,241
                                           7.04% due           04/05/2002 (d)         25,000     25,074
                                           6.96% due           05/07/2002 (d)          4,300      4,299
                                           7.09% due           08/01/2002 (d)         53,600     53,711
                                           7.01% due           12/16/2002 (d)         48,900     48,955
                                           6.13% due           02/01/2003                 25         25
                                           7.13% due           03/28/2003 (d)         65,800     65,801
                                           6.75% due           04/15/2003                105        104
                                           7.03% due           05/06/2003 (d)         13,000     13,060
                                           7.01% due           05/16/2003 (d)         40,700     40,895
                                           6.87% due           07/22/2003 (d)         19,000     19,078
                                           6.15% due           03/02/2004                150        145
                                           8.75% due           03/15/2004                 75         79
                                           7.10% due           06/01/2004 (d)          9,265      9,329
                                           6.63% due           10/01/2004                250        245
                                           7.36% due           11/30/2004 (d)            400        401
                                           7.04% due           03/18/2005 (d)         37,000     37,081
                                           6.25% due           07/15/2005             25,000     23,968
                                           6.75% due           12/15/2007              2,000      1,911
Beaver Valley Funding Corp.
                                           8.25% due           06/01/2003                405        401
Beneficial Corp.
                                           6.39% due           01/09/2001 (d)         16,000     16,001
                                           6.77% due           01/09/2002 (d)            500        502
                                           6.87% due           03/01/2002 (d)         50,000     50,078
                                           8.00% due           06/18/2002                400        406
                                           6.03% due           01/14/2003                320        313
Bombardier Capital, Inc.
                                           6.00% due           01/15/2002             28,000     27,551
                                           7.30% due           12/15/2002              9,000      8,950
                                           7.21% due           06/09/2032 (d)         16,150     16,008
BTM Holdings
                                           7.16% due           09/29/2049 (d)          6,000      6,000
Caithness Coso Fund Corp.
                                           6.80% due           12/15/2001              9,441      9,348
Case Credit Corp.
                                           5.85% due           02/20/2001 (d)          1,600      1,592
Caterpillar Financial Service Corp.
                                           6.89% due           02/11/2002 (d)            700        701
                                           6.93% due           11/04/2002 (d)          1,000      1,001
                                           6.91% due           12/27/2002 (d)         25,000     24,990
Chase Manhattan Corp.
                                           8.50% due           02/15/2002                200        204
                                           5.75% due           04/15/2004                150        144
Chemical Banking Corp.
                                           6.13% due           11/01/2008                400        367

Chrysler Financial Co. LLC
                                           5.86% due           01/16/2001                500        498
                                           6.65% due           06/11/2001 (d)         21,400     21,411
                                           5.69% due           11/15/2001                650        642
                                           5.40% due           01/15/2002             15,750     15,428
                                           6.95% due           03/25/2002                 50         50
                                           6.75% due           07/17/2002 (d)         20,000     20,012
                                           6.76% due           08/08/2002 (d)         37,000     37,049
                                           6.80% due           02/03/2003 (d)         35,000     34,985
                                           6.79% due           03/06/2003 (d)         25,000     25,211
                                           6.78% due           03/10/2003 (d)         10,000     10,084
                                           6.74% due           06/18/2003             35,000     34,990
Chubb Capital Corp.
                                           6.88% due           02/01/2003                100        100
Cincinnati Financial Corp.
                                           6.90% due           05/15/2028            111,870     97,327
CIT Group, Inc.
                                           6.20% due           10/20/2000                525        525
                                           6.81% due           09/13/2002 (d)          1,900      1,900
                                           7.11% due           10/01/2002 (d)            600        602
                                           7.38% due           03/15/2003                500        504
CIT Holdings LLC
                                           6.88% due           02/16/2005              7,500      7,412
Citigroup, Inc.
                                           6.82% due           05/24/2001 (d)        139,000    139,093
                                           6.71% due           09/17/2001 (d)             65         65
                                           6.71% due           06/27/2002 (d)         11,450     11,431
                                           6.38% due           09/15/2002                115        114
                                           6.81% due           11/12/2002 (d)         30,000     29,992
                                           8.00% due           02/01/2003                250        255
                                           5.80% due           03/15/2004                200        194
                                           6.50% due           08/01/2004                400        393
                                           7.75% due           06/15/2006             15,655     16,138
Comerica, Inc.
                                           7.25% due           06/15/2007                200        198
Commercial Credit Co.
                                           5.55% due           02/15/2001              1,300      1,294
                                           8.25% due           11/01/2001              2,500      2,536
                                           6.88% due           05/01/2002                335        335
                                           7.75% due           03/01/2005                550        564
Countrywide Home Loans
                                           6.25% due           04/15/2009                600        547
Credit Asset Receivable
                                           6.27% due           10/31/2003             38,322     37,814

DaimlerChrysler Financial Services LLC
                                           6.79% due           02/10/2003 (d)          2,000      2,000
DBS Group Holdings Ltd.
                                           7.88% due           08/10/2009              6,000      6,037
Deutsche Bank Capital Trust I
                                           7.87% due           12/29/2049              5,875      5,606
Deutsche Bank Financial
                                           7.50% due           04/25/2009              3,000      3,009
Dillard Investment Co., Inc.
                                           9.25% due           02/01/2001                300        302
Donaldson, Lufkin & Jenrette, Inc.
                                           6.91% due           09/18/2002 (d)         13,600     13,602
                                           6.17% due           07/15/2003             20,000     19,543
                                           5.63% due           02/15/2016              5,000      4,924
Dow Capital BV
                                           7.13% due           01/15/2003                100        100
Dresdner Bank-New York
                                           6.63% due           09/15/2005              1,000        975
Dresdner Funding Trust I
                                           8.15% due           06/30/2031             36,805     33,004
Duke Capital Corp.
                                           7.25% due           10/01/2004             19,000     19,139
Edison Funding
                                           6.95% due           12/19/2000              7,000      6,999

Export-Import Bank Korea
                                           7.25% due           06/25/2001              2,600      2,589
                                           7.13% due           09/20/2001             12,370     12,257
                                           6.50% due           02/10/2002             14,691     14,493
                                           6.50% due           11/15/2006              6,445      6,277
                                           7.10% due           03/15/2007             15,250     15,153
Exxon Capital Corp.
                                           7.45% due           12/15/2001                250        252
                                           6.13% due           09/08/2008              2,000      1,911
Farmers Insurance
                                           8.63% due           05/01/2024                275        271
Finova Capital Corp.
                                           5.88% due           10/15/2001              1,000        845
                                           7.34% due           11/08/2002 (d)         51,350     41,760
                                           7.19% due           04/08/2003 (d)            300        256
                                           6.91% due           06/18/2003 (d)         32,300     28,263
                                           6.33% due           11/24/2003              1,300        979
First Chicago Corp.
                                           9.25% due           11/15/2001                250        256
                                           6.74% due           03/11/2002 (d)         10,000     10,023
                                           6.84% due           07/28/2003 (d)             50         50
First Interstate Bancorp
                                          10.88% due           04/15/2001                200        204
                                           8.88% due           01/01/2009 (l)            152        155
First National Bank Chicago
                                           8.08% due           01/05/2018                250        262
First Security Corp.
                                           5.88% due           11/01/2003              9,325      9,033
First Union Corp.
                                           8.13% due           06/24/2002                150        152
                                           7.10% due           08/15/2004              3,000      2,987
                                           7.70% due           02/15/2005              4,000      4,080
                                           6.38% due           01/15/2009                500        461
Firstar Bank NA
                                           7.80% due           07/05/2010             35,900     36,548
Fleet Financial Group, Inc.
                                           9.90% due           06/15/2001                200        204

Ford Capital BV
                                           9.50% due           06/01/2010                200        221
Ford Motor Credit Corp.
                                           6.38% due           10/06/2000              1,300      1,300
                                           6.25% due           11/08/2000                750        750
                                           7.02% due           06/07/2001              1,000      1,001
                                           6.81% due           09/03/2001 (d)         27,000     27,039
                                           7.00% due           09/25/2001              1,125      1,127
                                           6.85% due           10/15/2001 (d)         13,000     13,012
                                           6.84% due           11/16/2001 (d)         76,800     76,868
                                           8.24% due           01/15/2002                 85         86
                                           6.86% due           01/17/2002 (d)         53,945     53,762
                                           8.20% due           02/15/2002                500        508
                                           6.50% due           02/28/2002              1,710      1,702
                                           6.81% due           03/19/2002 (d)         28,208     28,329
                                           6.87% due           04/29/2002 (d)         33,000     33,033
                                           6.90% due           05/21/2002 (d)          4,000      4,004
                                           6.88% due           05/23/2002             14,000     14,001
                                           6.82% due           06/04/2002 (d)         12,000     12,002
                                           6.99% due           07/16/2002 (d)        111,680    111,920
                                           6.91% due           08/01/2002 (d)         36,000     36,002
                                           6.55% due           09/10/2002              4,000      3,979
                                           6.88% due           10/15/2002 (d)         14,000     13,993
                                           7.75% due           11/15/2002              5,730      5,824
                                           6.82% due           12/16/2002 (d)         56,000     55,859
                                           6.00% due           01/14/2003              1,000        978
                                           7.50% due           01/15/2003                250        252
                                           6.86% due           02/03/2003 (d)         30,000     29,925
                                           6.78% due           02/13/2003 (d)        100,000    100,041
                                           6.81% due           02/13/2003 (d)        250,185    249,875
                                           6.85% due           03/17/2003 (d)         21,000     20,973
                                           6.13% due           04/28/2003             26,130     25,566
                                           6.94% due           06/02/2003 (d)         38,100     38,142
                                           6.95% due           06/20/2003 (d)         10,000     10,007
                                           6.63% due           06/30/2003                775        766
                                           6.95% due           11/24/2003 (d)         32,000     31,989
                                           5.75% due           02/23/2004              1,620      1,547
                                           6.96% due           04/26/2004 (d)         53,000     52,926
                                           6.89% due           05/21/2004 (d)         22,200     22,102
                                           6.87% due           06/02/2004 (d)          1,500      1,492
                                           6.70% due           07/16/2004             92,905     91,080
                                           7.08% due           07/19/2004 (d)        174,500    174,656
                                           8.25% due           02/23/2005              2,500      2,592
                                           7.50% due           03/15/2005             17,000     17,107
                                           6.90% due           04/28/2005 (d)         58,000     57,841
                                           7.23% due           06/30/2005 (d)         65,000     65,025
                                           7.17% due           07/18/2005 (d)        182,100    182,418
                                           6.78% due           08/27/2006 (d)         27,500     27,503
                                           7.20% due           06/15/2007                 25         25
                                           5.80% due           01/12/2009                155        138
Fuji Bank Ltd.
                                           9.87% due           12/31/2049 (d)         25,475     24,953

General Electric Capital Corp.
                                           8.38% due           03/01/2001              1,415      1,423
                                           6.02% due           05/04/2001              1,000        996
                                           5.50% due           11/01/2001                 50         49
                                           5.65% due           03/31/2003                125        122
                                           6.21% due           12/09/2005                400        391
                                           7.88% due           12/01/2006                 30         32
                                           8.30% due           09/20/2009              1,125      1,198
General Motors Acceptance Corp.
                                           5.80% due           04/09/2001              8,340      8,302
                                           6.80% due           04/17/2001              4,800      4,800
                                           5.95% due           04/20/2001             22,150     22,059
                                           6.70% due           04/30/2001              3,000      2,999
                                           7.13% due           05/01/2001             44,395     44,461
                                           6.75% due           06/05/2001                880        880
                                           6.88% due           07/15/2001              1,000      1,000
                                           6.76% due           10/22/2001 (d)         25,700     25,685
                                           7.07% due           11/26/2001 (d)         19,000     19,119
                                           6.38% due           12/01/2001                765        762
                                           6.76% due           12/10/2001 (d)          2,200      2,200
                                           9.63% due           12/15/2001              5,650      5,824
                                           7.04% due           12/17/2001 (d)         13,000     13,084
                                           6.84% due           01/08/2002 (d)          3,000      3,011
                                           6.63% due           01/10/2002                500        497
                                           6.81% due           01/28/2002 (d)         13,000     13,007
                                           6.80% due           02/01/2002 (d)         36,700     36,724
                                           6.75% due           02/07/2002              1,590      1,587
                                           6.84% due           03/15/2002 (d)         10,215     10,268
                                           7.75% due           03/25/2002                125        127
                                           6.84% due           04/29/2002 (d)        221,144    221,840
                                           7.00% due           09/15/2002                250        251
                                           6.63% due           10/01/2002              5,000      4,968
                                           6.57% due           10/07/2002 (d)          1,100      1,101
                                           6.78% due           11/12/2002 (d)         10,200     10,198
                                           6.88% due           11/12/2002 (d)         22,995     23,022
                                           6.86% due           12/09/2002 (d)         64,050     64,114
                                           6.75% due           12/10/2002                500        499
                                           6.20% due           12/15/2002                500        493
                                           5.48% due           12/16/2002                150        146
                                           6.00% due           01/15/2003                990        971
                                           5.88% due           01/22/2003             75,500     73,769
                                           6.84% due           02/14/2003 (d)         10,000      9,986
                                           6.75% due           03/15/2003             40,125     39,928
                                           7.13% due           05/01/2003             36,000     36,171
                                           7.40% due           07/20/2003 (d)          9,577      9,569
                                           6.79% due           08/18/2003 (d)        102,940    102,690
                                           5.55% due           09/15/2003             32,000     30,830
                                           6.63% due           10/20/2003              2,000      1,982
                                           5.75% due           11/10/2003              1,000        965
                                           7.02% due           04/05/2004 (d)         27,900     27,861
                                           6.93% due           05/28/2004 (d)         73,000     73,801
                                           6.85% due           06/17/2004              1,200      1,190
                                           7.09% due           07/21/2004 (d)         10,000     10,009
                                           7.36% due           09/20/2004 (d)         20,058     20,040
                                           6.65% due           11/17/2005                500        489
                                           6.15% due           04/05/2007                150        140
                                           8.95% due           07/02/2009             19,971     20,803
Gold Eagle Capital Ltd.
                                          12.13% due           04/15/2001             46,300     46,300

Golden State Holdings
                                           2.28% due           01/01/2000                 15        346
                                           6.75% due           08/01/2001              1,950      1,920
Goldman Sachs Group
                                           6.20% due           12/15/2000              6,500      6,489
                                           6.71% due           01/12/2001 (d)         25,000     25,041
                                           6.90% due           01/25/2001 (d)         27,400     27,416
                                           6.92% due           02/20/2001 (d)          3,000      3,004
                                           7.00% due           04/16/2001 (d)         18,000     17,999
                                           6.92% due           12/07/2001 (d)         25,000     25,057
                                           7.09% due           02/18/2002 (d)          2,300      2,315
                                           7.06% due           01/16/2003 (d)         15,000     15,097
                                           6.96% due           01/17/2003 (d)        147,500    147,700
                                           7.07% due           05/23/2003 (d)         75,000     75,074
                                           6.93% due           02/10/2004 (d)         10,000      9,847
                                           7.22% due           02/19/2004 (d)         10,000     10,153
                                           6.92% due           06/02/2004 (d)         15,000     14,743
                                           6.63% due           12/01/2004                275        270
                                           7.63% due           08/17/2005             40,000     40,841
                                           7.39% due           02/09/2009 (d)         10,000     10,432
                                           6.50% due           02/25/2009                140        130

GS Escrow Corp.
                                           7.71% due           08/01/2003 (d)            500        485
Hansol Paper Co. Ltd.
                                           8.94% due           05/24/2001 (d)         20,000     20,200
Hartford Life, Inc.
                                           6.90% due           06/15/2004                600        595
Heller Financial, Inc.
                                           6.25% due           03/01/2001             25,000     24,943
                                           6.92% due           06/25/2001 (d)         76,050     76,106
                                           5.75% due           09/25/2001              1,400      1,380
                                           7.07% due           10/22/2001 (d)         19,200     19,240
                                           6.50% due           11/01/2001                250        249
                                           7.59% due           11/09/2001 (d)          2,500      2,517
                                           6.89% due           04/26/2002 (d)         12,000     11,988
                                           6.85% due           05/07/2002 (d)          2,000      1,998
                                           6.85% due           05/13/2002 (d)         10,000      9,988
                                           7.00% due           05/15/2002                900        897
                                           7.12% due           07/24/2002 (d)         16,200     16,223
                                           6.94% due           04/28/2003 (d)         26,000     25,911
                                           6.97% due           04/28/2003 (d)         55,750     55,509
Hertz Corp.
                                           7.00% due           07/15/2003             13,300     13,155
Home Savings of America
                                           6.00% due           11/01/2000             14,175     14,161
Household Bank
                                           6.82% due           09/26/2001 (d)          9,000      8,999
                                           6.91% due           10/22/2003 (d)         15,000     14,952
Household Capital Trust
                                           7.01% due           06/26/2004 (d)         13,925     13,302
Household Finance Corp.
                                           6.78% due           06/22/2001 (d)          3,000      3,004
                                           6.86% due           08/01/2001 (d)          1,500      1,501
                                           6.86% due           11/01/2001 (d)          3,000      3,000
                                           6.84% due           05/07/2002 (d)         40,850     40,983
                                           6.89% due           05/24/2002 (d)        113,800    113,894
                                           7.08% due           06/03/2002             15,000     15,013
                                           5.88% due           11/01/2002                200        196
                                           6.91% due           06/24/2003             35,000     35,022
                                           6.92% due           06/24/2003 (d)         31,000     31,027
                                           7.00% due           08/01/2003             20,000     19,943
                                           6.50% due           11/15/2008              2,000      1,878
Household Netherlands BV
                                           6.13% due           03/01/2003             18,100     17,646
HSBC Capital Funding LP
                                          10.18% due           12/29/2049             10,000     11,086
                                          10.18% due           12/31/2049            106,400    112,685
HypoVereinsbank
                                           8.74% due           06/30/2031             12,400     11,831
Industrial Bank of Korea
                                           7.10% due           10/15/2001              3,290      3,224
Inter-American Development Bank
                                           8.88% due           06/01/2009                200        227
                                           7.38% due           01/15/2010              4,200      4,374
International Bank for Reconstruction & Development
                                           7.00% due           01/27/2005              1,000      1,018
International Lease Finance Corp.
                                           5.78% due           03/01/2001                500        498
                                           5.93% due           07/15/2003             14,000     13,613
J.P. Morgan & Co.
                                           5.75% due           02/25/2004             22,800     21,969
                                           6.70% due           11/01/2007                 30         29
                                           6.00% due           01/15/2009             37,000     34,095
                                           8.08% due           02/15/2012                600        519
JET Equipment Trust
                                          10.00% due           06/15/2012                 80         88
                                          10.69% due           05/01/2015                100        117
John Hancock
                                           7.38% due           02/15/2024                360        333
KBC Bank Fund Trust III
                                           9.86% due           11/29/2049 (d)          5,700      5,965
Key Bank NA
                                           7.55% due           09/15/2006                350        354
Kimco Realty Corp.
                                           6.50% due           10/01/2003                200        195

Korea Development Bank
                                           7.68% due           10/06/2000 (d)          5,000      5,000
                                           6.51% due           10/20/2000             11,000     10,976
                                           7.13% due           09/17/2001             10,055     10,041
                                           8.60% due           03/25/2002              6,600      6,723
                                           6.50% due           11/15/2002                440        431
                                           7.13% due           04/22/2004             19,125     18,771
                                           7.38% due           09/17/2004             16,500     16,264
                                           6.75% due           12/01/2005                 55         52
                                           7.25% due           05/15/2006                 50         48
LB Rheinland - PFALZ
                                           5.00% due           02/23/2028              3,400      3,230
Lehman Brothers Holdings, Inc.
                                           9.88% due           10/15/2000                150        150
                                           7.25% due           12/01/2000 (d)            500        500
                                           6.13% due           02/01/2001              2,000      1,994
                                           6.00% due           02/26/2001                700        698
                                           7.37% due           07/03/2001 (d)         10,000     10,036
                                           7.68% due           04/02/2002 (d)         64,750     65,327
                                           6.38% due           05/07/2002             28,695     28,481
                                           7.41% due           05/07/2002 (d)         42,100     42,363
                                           8.75% due           05/15/2002                219        225
                                           6.61% due           07/08/2002 (d)        101,600    101,691
                                           7.53% due           07/15/2002 (d)         43,051     43,408
                                           7.00% due           08/12/2002 (d)          6,500      6,499
                                           7.45% due           08/28/2002 (d)          6,500      6,508
                                           6.97% due           09/03/2002 (d)         14,000     13,991
                                           7.21% due           12/12/2002 (d)         57,900     58,152
                                           7.17% due           04/04/2003 (d)        134,300    134,342
                                           7.00% due           05/15/2003                150        150
                                           7.02% due           08/03/2003 (d)          1,500      1,485
                                           6.63% due           04/01/2004                 65         64
                                           7.75% due           01/15/2005                150        153
                                           7.63% due           06/01/2006                350        352
                                           8.50% due           05/01/2007              1,475      1,548
LG&E Capital Corp.
                                           6.21% due           05/01/2004              1,000        973
                                           6.46% due           01/15/2008              3,000      2,856
Liberty Mutual Insurance
                                           8.20% due           05/04/2007             17,510     17,252
Limestone Electron Trust
                                           8.63% due           03/15/2003             71,350     72,720
Marine Midland
                                           6.75% due           12/12/2000 (d)          3,700      3,699
MBNA America Bank NA
                                           6.97% due           04/25/2002 (d)          1,000        998
MBNA Corp.
                                           6.99% due           05/24/2002              1,000      1,000
                                           7.13% due           09/10/2002 (d)          5,000      5,024
                                           7.04% due           12/10/2002              4,100      4,044
MCN Investment Corp.
                                           6.03% due           02/01/2001              6,850      6,813
                                           7.12% due           01/16/2004              7,500      7,290
                                           6.30% due           04/02/2011              7,500      7,448

Merrill Lynch & Co.
                                           6.83% due           10/03/2000 (d)          2,000      2,000
                                           6.43% due           12/05/2000 (d)         89,000     89,009
                                           6.00% due           03/01/2001              1,325      1,320
                                           6.50% due           04/01/2001                400        399
                                           6.75% due           04/30/2001              2,775      2,773
                                           6.82% due           05/08/2001 (d)         54,900     54,918
                                           6.88% due           05/30/2001 (d)          3,800      3,806
                                           6.79% due           11/01/2001 (d)         35,000     35,035
                                           6.77% due           11/09/2001 (d)         16,000     16,001
                                           6.83% due           01/15/2002 (d)         17,000     16,995
                                           7.09% due           02/01/2002 (d)         33,000     33,111
                                           8.00% due           02/01/2002                400        406
                                           7.38% due           08/17/2002                300        303
                                           8.30% due           11/01/2002                700        720
                                           6.00% due           02/12/2003                500        491
                                           6.88% due           03/01/2003                140        140
                                           6.81% due           06/24/2003 (d)         27,000     26,920
                                           6.99% due           08/01/2003 (d)            800        800
                                           6.92% due           10/01/2003 (d)         18,500     18,497
                                           5.88% due           01/15/2004                600        580
                                           6.55% due           08/01/2004                400        395
                                           7.00% due           03/15/2006              1,500      1,488
                                           7.00% due           04/27/2008                100         98
                                           6.38% due           10/15/2008             35,000     32,955
Merrill Lynch Mortgage Investors, Inc.
                                           5.65% due           12/15/2030                441        424
Metropolitan Life Insurance Co.
                                           6.30% due           11/01/2003              6,800      6,648
Mexico Credit Link
                                          11.38% due           02/22/2002 (d)         29,500     30,760
                                          11.80% due           02/25/2002              2,000      2,119
MFN Financial Corp.
                                           6.98% due           09/13/2001 (d)         10,300     10,305
MIC Financing Trust
                                           8.38% due           02/01/2027             36,000     31,063
Monumental Global Funding II
                                           6.91% due           09/26/2003 (d)         58,500     58,500
Morgan Stanley, Dean Witter, Discover and Co.
                                           5.75% due           02/15/2001                400        399
                                           6.70% due           05/01/2001                600        600
                                           9.38% due           06/15/2001                300        305
                                           6.84% due           12/17/2001 (d)          5,000      5,006
                                           6.84% due           01/28/2002 (d)         35,700     35,762
                                           6.88% due           04/15/2002 (d)            300        300
                                           6.89% due           02/21/2003 (d)         25,000     25,046
                                           6.85% due           03/11/2003 (d)         11,500     11,484
                                           6.91% due           05/05/2003 (d)         23,000     23,041
                                           6.96% due           08/07/2003 (d)        140,800    140,900
                                           6.38% due           12/15/2003                150        148
                                           5.63% due           01/20/2004              1,100      1,058
                                           6.99% due           04/22/2004 (d)         68,500     68,577
Nacional Financiera
                                          10.56% due           12/01/2000 (d)         10,760     10,712
National Westminster Bank PLC
                                           9.38% due           11/15/2003                200        213
NationsBank Corp.
                                           6.75% due           02/26/2001                500        499
                                           7.00% due           09/15/2001              1,500      1,503
                                           6.81% due           06/17/2002 (d)         10,000     10,003
                                           6.13% due           07/15/2004                600        582

NCNB Corp.
                                           7.75% due           08/01/2002                896        896
Noble Affiliates, Inc.
                                           8.95% due           12/15/2004             11,500     11,525
Nordbanken
                                           7.25% due           11/12/2009             21,250     21,086
Nordstrom Credit, Inc.
                                           7.25% due           04/30/2002              1,000      1,006
Northern Rock PLC
                                           2.00% due           01/01/2000              1,060     20,670
Norwest Financial, Inc.
                                           6.38% due           07/16/2002                500        497
                                           6.25% due           11/01/2002                100         99
                                           7.00% due           01/15/2003                380        382
                                           6.00% due           02/01/2004                 50         49
Okobank
                                           7.04% due           05/23/2006 (d)         10,000     10,018
Old Kent Bank
                                           7.75% due           08/15/2010              6,500      6,512
Orix Credit Alliance
                                           7.64% due           09/17/2001             13,000     13,077
Osprey Trust
                                           8.31% due           01/15/2003             75,475     76,418
Pacific Mutual Life
                                           7.90% due           12/30/2023              8,000      7,841
PaineWebber
                                           7.03% due           05/20/2002 (d)          1,000        999
                                           7.29% due           07/15/2002 (d)            200        200
Parker Retirement Savings Plan
                                           6.34% due           07/15/2008                841        791
PDVSA Finance Ltd.
                                           7.40% due           08/15/2016              1,200        971
Pemex Finance Limited
                                           6.13% due           11/15/2003             20,222     19,864
PNC Bank Corp.
                                           6.72% due           01/24/2002 (d)         49,000     49,031
                                           6.68% due           08/15/2002 (d)          5,000      5,005
PNC Funding Corp.
                                           6.88% due           03/01/2003                100        100
                                           7.00% due           09/01/2004             15,000     14,889
PNC Institutional Capital Association
                                           7.95% due           12/15/2026                150        135
Popular North American, Inc.
                                           7.38% due           09/15/2001             25,000     25,120
Popular, Inc.
                                           6.55% due           10/10/2000              2,485      2,485
                                           6.20% due           04/30/2001              3,336      3,325
                                           6.54% due           11/06/2001             18,705     18,625
                                           6.63% due           01/15/2004             19,500     18,949
Prime Property Funding II
                                           7.00% due           08/15/2004                110        107
Protective Life Funding Trust
                                           7.09% due           01/17/2003 (d)          2,000      1,997
Prudential Funding Corp.
                                           6.42% due           10/02/2000 (d)         20,000     20,004
                                           6.63% due           04/01/2009             17,000     15,484
PSE&G Capital Corp.
                                           6.74% due           10/23/2001              1,400      1,398
Qwest Capital Funding, Inc.
                                           6.88% due           08/15/2001             43,200     43,165
                                           7.20% due           07/08/2002 (d)            500        500

Reliance Group Holdings
                                           9.00% due           11/15/2000 (m)         19,000      6,460
                                           9.75% due           11/15/2003 (m)         10,000      1,163
Reliant Energy Financial Co.
                                           7.66% due           12/10/2001 (d)         53,100     52,989
Royal Bank of Scotland PLC
                                           6.40% due           04/01/2009             15,000     13,983
                                           8.82% due           03/31/2049             38,600     40,300
                                           9.12% due           03/31/2049             66,400     69,856
Safeco Corp.
                                           7.26% due           08/12/2002                500        505
Sakura Capital Funding
                                           7.32% due           08/29/2049             20,000     19,244
                                           7.56% due           09/29/2049 (d)         59,000     57,230
Salomon, Inc.
                                           6.63% due           11/30/2000                500        500
                                           6.65% due           07/15/2001                600        598
                                           7.00% due           03/04/2002             18,850     18,894
                                           6.75% due           02/15/2003                450        449
Salomon, Smith Barney Holdings
                                           5.98% due           03/26/2001                250        249
                                           3.65% due           02/14/2002 (d)(j)      29,708     29,357
                                           6.93% due           04/15/2002 (d)         35,090     35,100
                                           6.86% due           05/14/2002 (d)         34,515     34,514
                                           7.02% due           07/23/2002 (d)         53,400     53,319
                                           6.13% due           01/15/2003                290        285
                                           6.91% due           02/11/2003 (d)         44,200     44,236
                                           6.96% due           04/28/2003 (d)         34,000     34,014
                                           7.06% due           07/18/2003 (d)         55,800     55,897
Sanwa Finance Aruba AEC
                                           8.35% due           07/15/2009             94,740     94,604
Sears Roebuck Acceptance
                                           6.80% due           05/07/2001                500        500
                                           6.79% due           05/21/2001                500        500
                                           7.19% due           06/18/2001              3,880      3,891
                                           7.11% due           06/19/2001              1,000      1,002
                                           9.40% due           08/02/2001                250        255
                                           6.86% due           08/06/2001                400        400
                                           6.71% due           08/13/2001                 80         80
                                           6.36% due           12/04/2001                290        289
                                           6.12% due           12/13/2001                260        257
                                           8.39% due           02/14/2002                240        244
                                           6.95% due           05/15/2002                300        299
                                           6.00% due           03/20/2003            149,750    145,584
                                           7.26% due           04/21/2003              3,000      3,002
                                           7.14% due           05/02/2003              5,000      4,988
                                           6.56% due           11/20/2003              1,178      1,152
                                           6.25% due           01/15/2004                300        291
                                           6.75% due           09/15/2005                785        763
                                           6.70% due           11/15/2006                500        480
Security Pacific Corp.
                                          11.50% due           11/15/2000              4,000      4,019
                                          11.00% due           03/01/2001                135        137
Seismic Ltd.
                                          11.27% due           01/01/2002 (d)         32,500     32,500

Simon Property Group, Inc.
                                           9.00% due           03/15/2002              2,000      2,027
Socgen Real Estate LLC
                                           7.64% due           12/29/2049              3,000      2,803
Societe Generale
                                           7.40% due           06/01/2006              1,500      1,503
Sovereign Bancorp, Inc.
                                           6.63% due           03/15/2001             13,500     13,357
Spieker Properties
                                           6.80% due           12/15/2001              5,500      5,456
                                           6.80% due           05/01/2004              1,000        977
Steers
                                          10.46% due           08/07/2002 (d)         20,000     20,114
Sumitomo Bank International Finance NV
                                           8.50% due           06/15/2009              6,600      6,747
Sumitomo Bank Treasury Co.
                                           9.40% due           12/29/2049 (d)         21,050     20,713
Sun Life of Canada (U.S.)
                                           8.53% due           05/29/2049                250        225
Telewest Credit Links
                                           8.50% due           04/16/2004             30,000     28,878
Textron Financial Corp.
                                           7.03% due           05/28/2002 (d)         41,900     41,849
                                           7.03% due           09/17/2002 (d)          2,000      2,003
The Money Store, Inc.
                                           8.05% due           04/15/2002                300        304
                                           7.30% due           12/01/2002                100        101
Tokai Capital Corp.
                                           9.98% due           12/29/2049 (d)         18,050     17,286
Toyota Motor Credit Corp.
                                           7.32% due           02/15/2002 (d)         40,000     39,319
Transamerica Finance Corp.
                                           6.91% due           09/17/2001 (d)         10,000     10,001
                                           6.13% due           11/01/2001             29,000     28,757
                                           6.91% due           12/14/2001 (d)         40,700     40,744
                                           7.25% due           08/15/2002             85,500     85,695
                                           7.50% due           03/15/2004                270        271
                                           6.75% due           11/15/2006                650        637
Travelers Group, Inc.
                                           7.20% due           02/01/2004             38,480     38,677
U.S. Bancorp
                                           6.75% due           01/16/2002 (d)         49,000     49,015
                                           6.94% due           02/03/2003 (d)         18,100     18,111
                                           6.50% due           06/15/2004                600        588

Wachovia Corp.
                                           7.26% due           05/02/2005 (d)         53,100     53,047
Washington Mutual, Inc.
                                           8.21% due           02/01/2027                150        132
                                           8.38% due           06/01/2027                235        212
Wells Fargo & Co.
                                           5.63% due           02/05/2001                400        399
                                           8.75% due           05/01/2002                100        103
                                           6.63% due           07/15/2004              6,500      6,439
                                           7.22% due           05/02/2005 (d)         67,700     67,678
                                           7.80% due           06/15/2010             40,600     41,519
Westdeutsche Landesbank
                                           6.75% due           06/15/2005             36,400     35,796
                                           6.05% due           01/15/2009            123,100    112,682
                                                                                             -----------
                                                                                             $9,923,058
                                                                                             -----------
Industrials 7.0%
Ahold Finance USA, Inc.
                                           6.88% due           05/01/2029                115         95
Akzo Nobel, Inc.
                                           6.00% due           11/15/2003             32,000     30,896
Albertson's, Inc.
                                           8.35% due           05/01/2010              5,000      5,147
Allied Waste North America, Inc.
                                           7.38% due           01/01/2004             18,925     17,695
Alpha Wind
                                          11.32% due           05/23/2001             17,200     17,200
America West Airlines, Inc.
                                           6.87% due           07/02/2018              1,956      1,789
American Airlines
                                          10.61% due           03/04/2011              1,895      2,165
AMR Corp.
                                          10.61% due           01/11/2001              4,000      4,024
                                          10.57% due           01/15/2001              3,000      3,025
                                          10.59% due           01/31/2001              3,000      3,007
                                          10.00% due           02/01/2001              2,400      2,413
                                           9.40% due           05/08/2001              3,000      3,020
                                           9.43% due           05/10/2001              1,000      1,007
                                           9.50% due           05/15/2001              3,480      3,503
                                           9.13% due           10/25/2001              2,000      2,033
                                           8.47% due           02/20/2002              2,000      2,012
                                           8.50% due           02/26/2002              1,000      1,006
                                          10.21% due           01/01/2010              6,500      7,202
Anheuser-Busch Companies, Inc.
                                           6.75% due           08/01/2003                500        503
Arrow Electronics, Inc.
                                           7.44% due           11/24/2000 (d)         13,200     13,197
Atlas Air, Inc.
                                           9.47% due           04/04/2003 (d)         22,700     22,700
                                          10.47% due           10/04/2004 (d)          3,000      3,000
Aventis SA
                                           8.62% due           01/05/2021                250        261
Baxter International, Inc.
                                           9.50% due           06/15/2008                200        221
Bayer Corp.
                                           6.50% due           10/01/2002                250        248
BOC Group PLC
                                           5.88% due           01/29/2001                250        249
Boeing Co.
                                           8.38% due           02/15/2001                900        904
                                           6.35% due           06/15/2003                750        744
Boise Cascade Co.
                                           7.15% due           05/15/2001             10,000      9,988
BP Amoco PLC
                                           6.25% due           10/15/2004              1,000        991
Browning-Ferris Industries, Inc.
                                           6.10% due           01/15/2003              6,000      5,632
Cabot Corp.
                                           7.28% due           10/21/2027              5,160      4,383
Campbell Soup Co.
                                           4.75% due           10/01/2003                500        474
Cemex SA
                                           9.25% due           06/17/2002              5,000      5,100
                                           8.63% due           07/18/2003             48,250     48,853

Century Communications Corp.
                                           0.00% due           03/15/2003             10,515      8,044
CF Cable TV, Inc.
                                           9.13% due           07/15/2007              1,600      1,722
Champion International Corp.
                                           9.70% due           05/01/2001              4,000      4,046
Clear Channel Communications, Inc.
                                           7.21% due           06/15/2002 (d)         20,000     20,047
Coastal Corp.
                                          10.38% due           10/01/2000              8,500      8,500
                                           7.29% due           03/01/2002 (d)        145,350    145,350
Coca-Cola Co.
                                           6.38% due           08/01/2001                500        497
                                           7.88% due           02/01/2002                600        605
                                           6.00% due           07/15/2003                250        246
                                           5.75% due           11/01/2008                100         91
Colgate-Palmolive Co.
                                           6.00% due           08/15/2003                 45         44
Columbia/HCA Healthcare
                                           8.02% due           08/05/2002              9,000      8,932
                                           8.13% due           08/04/2003              7,300      7,238
                                           6.91% due           06/15/2005              9,500      8,964
                                           6.63% due           07/15/2045             10,000      9,747
                                           6.73% due           07/15/2045             14,760     14,162
Comcast Cable Communications
                                           8.38% due           05/01/2007                145        151
Comdisco, Inc.
                                           6.13% due           08/01/2006                600        588
Conoco, Inc.
                                           6.35% due           04/15/2009              1,900      1,804
Continental Airlines
                                           6.41% due           04/15/2007                342        330
                                           6.80% due           07/02/2007                 26         25
                                           6.95% due           02/02/2011             24,520     23,708
                                           6.90% due           01/02/2018              1,511      1,429
Cox Communications, Inc.
                                           6.63% due           06/14/2002              7,250      7,174
                                           6.50% due           11/15/2002                200        198
                                           0.43% due           04/19/2020             25,000     10,500
Cox Enterprises, Inc.
                                           8.00% due           02/15/2007              5,000      5,105
                                           7.61% due           05/01/2033 (d)            500        500
Credit Lyon Capital
                                           2.38% due           01/01/2000              1,912     46,374
CSX Corporation
                                           7.26% due           06/24/2002 (d)         25,100     25,102
DaimlerChrysler Holdings
                                           6.63% due           09/21/2001              1,000        995
                                           6.86% due           01/18/2002             18,900     18,922
                                           7.75% due           05/27/2003             20,000     20,342
                                           7.00% due           08/16/2004 (d)         61,600     61,704
Dayton Hudson Corp.
                                          10.00% due           12/01/2000              1,000      1,004
Delphi Auto Systems Corp.
                                           6.13% due           05/01/2004             20,000     19,103
Delta Air Lines, Inc.
                                           6.65% due           03/15/2004             13,500     12,809
                                          10.43% due           01/02/2011                850        969
                                          10.14% due           08/14/2012              1,000      1,144
                                           9.20% due           09/23/2014              6,000      6,083
                                          10.50% due           04/30/2016              4,550      4,994

Duty Free International, Inc.
                                           7.00% due           01/15/2004                175        169
Eastman Chemical Co.
                                           6.38% due           01/15/2004              5,750      5,535
Electric Lightwave, Inc.
                                           6.05% due           05/15/2004             10,700     10,423
Eli Lilly & Co.
                                           8.13% due           12/01/2001                500        507
                                           6.25% due           03/15/2003                100         99
Embotelladora Arica SA
                                           9.88% due           03/15/2006              7,500      7,810
Enron Corp.
                                           7.11% due           09/10/2001 (d)          7,000      7,001
                                           6.45% due           11/15/2001                275        273
                                           7.66% due           01/14/2002              5,000      5,040
                                           8.38% due           05/23/2005             12,000     12,550
Federal Express Corp.
                                           6.85% due           01/15/2019                826        767
Ford Capital BV
                                           9.38% due           05/15/2001                300        304
Ford Motor Co.
                                           9.00% due           09/15/2001                880        893
                                           6.63% due           10/01/2028            115,800     97,647
                                           7.45% due           07/16/2031             10,000      9,325
Fortune Brands, Inc.
                                           8.50% due           10/01/2003                500        521
Fred Meyer, Inc.
                                           7.15% due           03/01/2003             11,000     10,927
                                           7.38% due           03/01/2005             38,100     37,726
                                           7.45% due           03/01/2008                300        291
General Foods Corp.
                                           6.00% due           06/15/2001                200        197

General Motors Acceptance Corp.
                                           6.25% due           05/01/2005                300        291
Gillette Co.
                                           6.25% due           08/15/2003                750        749
                                           5.75% due           10/15/2005              1,500      1,453
Grupo Elektra SA
                                          12.75% due           05/15/2001              1,000      1,035
Gulf Canada Resources Ltd.
                                           9.25% due           01/15/2004              7,250      7,366
Harrahs Operating Co., Inc.
                                           7.88% due           12/15/2005              5,000      4,825
Heinz (H.J.) Co.
                                           6.88% due           01/15/2003                100        101
Hertz Corp.
                                           6.00% due           02/01/2001                 75         75
Hilton Hotels Corp.
                                           7.38% due           06/01/2002              1,000        992
Houghton Mifflin Co.
                                           5.99% due           12/03/2001              3,000      2,955
IBM Corp.
                                           7.25% due           11/01/2002                450        455
ICI Wilmington
                                           6.75% due           09/15/2002             10,000      9,882
IMEXSA Export Trust
                                          10.13% due           05/31/2003              7,644      7,618
Imperial Tobacco
                                           7.13% due           04/01/2009             21,785     19,906
Ingersoll-Rand Co.
                                           6.26% due           02/15/2001                295        294
International Game Technology
                                           7.88% due           05/15/2004             24,500     24,071
International Paper Co.
                                           9.05% due           02/08/2001                100        100
                                           7.00% due           06/01/2001              2,000      1,994
ISP Holdings, Inc.
                                           9.75% due           02/15/2002              6,750      6,075
ITT Corp.
                                           6.25% due           11/15/2000                500        499
J Seagram & Sons
                                           5.79% due           04/15/2001              1,800      1,783
                                           6.25% due           12/15/2001              6,545      6,475
K Mart Corp.
                                           8.19% due           11/24/2003              5,000      4,675
Kellogg
                                           5.75% due           02/02/2001             86,925     86,444
Kohls Corp.
                                           7.38% due           10/15/2011                 15         14
Kroger Co.
                                           7.56% due           10/01/2010 (d)         54,000     54,098
Limited, Inc.
                                           7.80% due           05/15/2002                500        504
Lockheed Martin Corp.
                                           6.85% due           05/15/2001             30,315     30,205
Mallinckrodt, Inc.
                                           6.30% due           03/15/2011 (d)         23,155     23,046
Mandalay Resort Group
                                           6.75% due           07/15/2003              4,500      4,230
Marlin Water Trust
                                           7.09% due           12/15/2001             11,238     11,174
Mazda Manufacturing Corp.
                                          10.50% due           07/01/2008 (l)          1,980      2,362
Mobil Corp.



                                           8.38% due           02/12/2001                340        341
Nabisco, Inc.
                                           6.00% due           02/15/2001 (d)         11,990     11,900
                                           6.80% due           09/01/2001              3,000      2,962
                                           6.70% due           06/15/2002              9,000      8,811
                                           6.13% due           02/01/2033             15,000     14,356
Nabors Industries, Inc.
                                           6.80% due           04/15/2004              9,250      9,150
News America Holdings Corp.
                                           8.63% due           02/01/2003                750        775
Norfolk Southern Corp.
                                           7.88% due           02/15/2004                 50         51
Nortel Networks Corporation
                                           6.88% due           10/01/2002                200        199
Northwest Airlines, Inc.
                                           8.97% due           01/02/2015              1,636      1,659
                                           8.07% due           08/01/2021                400        411
Occidental Petroleum
                                           6.40% due           04/01/2003              7,710      7,520
                                           7.36% due           10/03/2008             30,300     30,262
Park Place Entertainment Corp.
                                           7.95% due           08/01/2003             18,500     18,523
Petroleos Mexicanos
                                           8.13% due           07/15/2005 (d)        100,400    100,651
                                           8.85% due           09/15/2007              1,800      1,787
                                           9.38% due           12/02/2008             14,650     15,090
                                           9.50% due           09/15/2027             31,000     32,008
Philip Morris Cos., Inc.
                                           9.00% due           01/01/2001                300        301
                                           8.75% due           06/01/2001              5,515      5,550
                                           7.25% due           09/15/2001                 70         70
                                           7.50% due           01/15/2002                 50         50
                                           6.80% due           12/01/2003             48,345     47,340
                                           7.00% due           07/15/2005              1,125      1,093
                                           6.95% due           06/01/2006              9,540      9,495
                                           7.20% due           02/01/2007             34,000     32,649
Philips Petroleum Co.
                                           9.00% due           06/01/2001              2,000      2,016
Premium Asset Trust
                                           7.03% due           09/08/2007              5,000      4,988
Proctor & Gamble Co.
                                           5.25% due           09/15/2003             35,600     34,205
Qwest Corp.
                                           7.20% due           11/01/2004                170        170
Racers
                                           6.93% due           03/03/2003 (d)        282,400    282,400
                                           6.21% due           04/01/2003             20,000     19,956
                                           8.76% due           04/28/2003 (d)         30,000     30,690
                                           6.80% due           09/15/2005 (d)         15,000     14,967
Raytheon Co.
                                           7.31% due           03/01/2002 (d)          8,650      8,668
Rogers Cantel, Inc.
                                           9.38% due           06/01/2008              2,750      2,860
Saferco
                                           9.59% due           05/31/2001 (l)          3,000      3,052
Safeway, Inc.
                                           5.75% due           11/15/2000              3,150      3,144
                                           7.00% due           09/15/2002              1,125      1,124
                                           6.85% due           09/15/2004                250        247
Sara Lee Corp.
                                           6.30% due           11/07/2005                500        486
Scotia Pacific Co. LLC
                                           7.71% due           01/20/2014                305        200
SmithKline Beecham
                                           7.38% due           04/15/2005                150        153
Sprint Capital Corp.
                                           7.01% due           06/10/2002 (d)          1,000      1,000
                                           7.01% due           06/24/2002 (d)         50,000     50,020
Stone Container Corp.
                                          10.75% due           10/01/2002              2,500      2,547
TCI Communications, Inc.
                                           7.26% due           03/12/2001 (d)         14,700     14,756
                                           6.38% due           05/01/2003              3,280      3,234
                                           8.00% due           08/01/2005                450        463

Telecommunications, Inc.
                                           8.25% due           01/15/2003             43,125     44,627
Tenet Healthcare Corp.
                                           7.88% due           01/15/2003              5,000      4,988
                                           8.63% due           12/01/2003              1,200      1,209
Texaco Capital
                                           8.50% due           02/15/2003                700        727
                                           6.00% due           06/15/2005                400        388
Textron, Inc.
                                           6.75% due           09/15/2002                225        224
Time Warner, Inc.
                                           6.10% due           12/30/2001             40,525     39,971
                                           7.98% due           08/15/2004             19,770     20,324
Times Mirror Co.
                                           6.65% due           10/15/2001                300        299
TRW, Inc.
                                           6.63% due           06/01/2004              2,425      2,340
Tyco International Group SA
                                           7.37% due           03/05/2001 (d)         15,000     15,016
                                           6.88% due           09/05/2002                675        674
                                           6.25% due           06/15/2003             16,315     15,880
Union Pacific Corp.
                                           7.88% due           02/15/2002              8,000      8,052
                                           7.33% due           07/01/2002 (d)         25,500     25,531
                                           6.93% due           06/01/2003              1,000        989
                                           6.00% due           09/01/2003              8,000      7,733
                                           6.12% due           02/01/2004                250        241
US Airways
                                           6.85% due           01/30/2018                145        130
USA Waste Services, Inc.
                                           6.13% due           07/15/2001             23,500     23,030
UST, Inc.
                                           7.25% due           06/01/2009             25,000     22,408
USX Corp.
                                           9.80% due           07/01/2001             24,050     24,446
Wal-Mart Stores, Inc.
                                           8.63% due           04/01/2001              2,450      2,473
                                           6.15% due           08/10/2001                450        448
                                           6.75% due           05/24/2002                170        170
                                           6.50% due           06/01/2003                200        199
Walt Disney Co.
                                           6.38% due           03/30/2001              1,100      1,097
                                           5.13% due           12/15/2003                500        475
Waste Management, Inc.
                                           6.38% due           12/01/2003                200        189
                                           6.50% due           05/14/2004             89,000     83,904
Williams Communications Group, Inc.
                                           7.18% due           11/15/2001             10,500     10,507
WMX Technologies
                                           6.70% due           05/01/2001             10,000      9,911
                                           7.00% due           10/15/2006                500        467
Xerox Corp.
                                           7.41% due           05/15/2001              1,000      1,003
Yorkshire Power
                                           6.15% due           02/25/2003             17,000     16,360
                                                                                             -----------
                                                                                              2,478,510
                                                                                             -----------
Utilities 6.1%
AEP Resources, Inc.
                                           6.50% due           12/01/2003             20,000     19,507
Alabama Power Co.
                                           5.35% due           11/15/2003              1,600      1,528
Arizona Public Service
                                           7.40% due           11/15/2001 (d)          1,000      1,000
Ashland, Inc.
                                           8.45% due           12/05/2001              3,000      3,056
                                           7.25% due           03/07/2003 (d)            300        299

AT&T Corp.
                                           5.13% due           04/01/2001                600        595
                                           7.35% due           08/27/2001              7,200      7,212
                                           7.13% due           01/15/2002                275        276
                                           5.63% due           03/15/2004                350        335
                                           8.65% due           09/15/2004                625        655
                                           7.00% due           05/15/2005                200        199
                                           7.65% due           09/15/2006                140        141
                                           0.00% due           11/01/2007              1,000        877
Baltimore Gas & Electric
                                           6.13% due           07/01/2003                150        147
Bellsouth Telecom
                                           6.00% due           06/15/2002             10,000      9,880
                                           7.50% due           06/15/2033                185        169
Calpine Corp.
                                           9.25% due           02/01/2004              4,150      4,155
                                           7.63% due           04/15/2006              1,800      1,756
CE Electric Funding Company
                                           6.85% due           12/30/2004                250        242
Central Maine Power Co.
                                           7.43% due           08/25/2003             13,000     13,056
Central Power & Light Co.
                                           7.29% due           11/23/2001 (d)         18,100     18,101
Chesapeake & Potomac Telephone
                                           5.63% due           03/01/2007                500        461
                                           8.00% due           10/15/2029              1,125      1,150
Cleveland Electric Illuminating Co.
                                           9.50% due           05/15/2005             33,000     33,794
CMS Energy
                                           8.38% due           07/01/2003             15,000     14,661
                                           8.00% due           07/01/2011              1,000        991
                                           7.00% due           01/15/2005             30,000     27,636
Coastal Corp.
                                           8.13% due           09/15/2002                250        257
Columbus Southern Power Co.
                                           6.85% due           10/03/2005             10,000      9,797
Commonwealth Edison
                                           6.72% due           06/15/2002 (d)          1,000      1,000
                                           6.63% due           07/15/2003              1,000        987
                                           9.88% due           06/15/2020             11,700     12,781
Connecticut Light & Power Co.
                                           7.88% due           06/01/2001                100        100
                                           7.75% due           06/01/2002              5,000      5,048
                                           8.59% due           06/05/2003             27,000     26,646
Consolidated Edison
                                           6.63% due           02/01/2002                100        100
Consolidated Natural Gas Co.
                                           7.25% due           10/01/2004             43,750     43,749
Constellation Energy Group, Inc.
                                           7.22% due           04/04/2003 (d)         15,000     14,961
Deutsche Telekom AG
                                           7.75% due           06/15/2005            134,400    137,718
Dominion Resources, Inc.
                                           7.03% due           01/26/2001 (d)          1,600      1,601
                                           7.60% due           07/15/2003             35,000     35,377
DTE Capital Corp.
                                           8.35% due           11/15/2038 (d)         70,250     68,734
Duke Energy Corp.
                                           5.88% due           06/01/2001                375        373
                                           6.75% due           08/01/2025                 25         21
East Coast Power LLC
                                           6.74% due           03/31/2008             17,772     16,968
Edison Mission Energy
                                           7.33% due           06/15/2001 (d)          1,000      1,000
El Paso Electric Co.
                                           9.40% due           05/01/2011              7,455      7,933
El Paso Energy Corp.
                                           6.63% due           07/15/2001             12,000     11,917
El Paso Natural Gas Co.
                                           7.75% due           01/15/2002             15,000     15,106
Entergy Arkansas, Inc.
                                           7.00% due           03/01/2002              1,580      1,575
                                           7.72% due           03/01/2003                200        202
Entergy Louisiana, Inc.
                                           8.50% due           06/01/2003              3,000      3,084

Entergy Mississippi, Inc.
                                           7.36% due           05/03/2004 (d)         31,000     30,806
Georgia Power Co.
                                           6.67% due           02/22/2002 (d)         15,000     14,990
GTE Corp.
                                           7.25% due           08/01/2002                150        151
                                           5.50% due           01/15/2009                100         88
Gulf States Utilities
                                           6.41% due           08/01/2001              5,800      5,760
Hughes Electric
                                           7.56% due           10/23/2000 (j)         10,000     10,003
Indiana Bell Telephone Co., Inc.
                                           5.50% due           04/01/2007                500        455
Indiana Michigan Power
                                           7.27% due           11/22/2000 (d)          2,500      2,501
Indianapolis Power & Light
                                           7.38% due           08/01/2007                225        227
K N Energy, Inc.
                                           6.45% due           11/30/2001             10,000      9,902
                                           6.45% due           03/01/2003                240        236
Kansai Electric Power Co.
                                           7.25% due           09/25/2006              2,000      2,021
Korea Electric Power
                                           7.00% due           10/01/2002                380        374
                                           6.38% due           12/01/2003                220        211
Louisiana Power & Light Co.
                                           7.74% due           07/01/2002                599        599
MCI Worldcom, Inc.
                                           8.88% due           01/15/2006             34,150     35,261
                                           6.13% due           04/15/2012              1,250      1,235
Montana Power Co.
                                           7.00% due           04/06/2001 (d)         15,000     15,004
National Power Corp.
                                           9.63% due           05/15/2028             16,000     11,631
National Rural Utilities Cooperative
                                           6.88% due           05/31/2002 (d)         10,000      9,996
                                           6.25% due           04/15/2003             50,000     48,982
Nevada Power Co.
                                           7.27% due           08/20/2001 (d)            900        900
New England Telephone & Telegraph Co.
                                           6.38% due           09/01/2008              1,350      1,267
New Jersey Bell Telephone
                                           4.88% due           11/01/2000                800        799
New York Telephone Co.
                                           6.25% due           02/15/2004                150        146
                                           6.00% due           04/15/2008                 45         41
Niagara Mohawk Power
                                           7.00% due           10/01/2000             60,235     60,235
                                           6.88% due           03/01/2001             21,538     21,516
                                           7.25% due           10/01/2002             24,783     24,676
                                           7.38% due           07/01/2003             39,162     39,255
                                           7.38% due           08/01/2003              1,645      1,658
North Atlantic Energy
                                           9.05% due           06/01/2002              3,948      3,988
Northern Illinois Gas Co.
                                           6.45% due           08/01/2001              1,450      1,447
Northern Telecom Ltd.
                                           8.75% due           06/12/2001                300        303
NRG Energy, Inc.
                                           8.00% due           11/01/2003              6,000      6,044
NRG Northeast Generating LLC
                                           8.07% due           12/15/2004                500        503
Nynex Corp.
                                           9.55% due           05/01/2010              5,941      6,360
Ohio Bell Telephone Co.
                                           5.38% due           03/01/2007                950        865
Ohio Power Co.
                                           7.00% due           07/01/2004             24,000     23,828
Oxymar
                                           7.50% due           02/15/2016                200        149
Pacific Gas & Electric Co.
                                           6.75% due           12/01/2000              3,049      3,048
Pacific Northwest Bell
                                           4.38% due           09/01/2002                 50         48

Philadelphia Electric
                                           5.63% due           11/01/2001             22,350     22,026
Philippine Long Distance Telephone Co.
                                           7.85% due           03/06/2007              5,000      4,088
                                          10.50% due           04/15/2009              5,000      4,515
PP&L, Inc.
                                           6.13% due           05/01/2001 (d)         16,102     15,999
                                           6.55% due           03/01/2006                500        486
PSEG Energy Holdings
                                           9.13% due           02/10/2004                120        123
Public Service Co. of Colorado
                                           6.00% due           04/15/2003                750        732
Public Service Electric & Gas
                                           7.25% due           04/01/2001 (d)          3,191      3,191
                                           6.13% due           08/01/2002              1,000        987
                                           6.25% due           01/01/2007              1,500      1,416
Public Service Enterprise Group, Inc.
                                           7.01% due           11/22/2000 (d)         11,000     11,002
                                           7.04% due           06/15/2001 (d)        156,200    156,262
Queststar Pipeline
                                           9.38% due           06/01/2021                200        208
RAS LAFFAN Liquid Natural Gas
                                           8.29% due           03/15/2014                145        138
Reliant Energy, Inc.
                                           9.38% due           06/01/2001              1,000      1,013
                                           6.38% due           11/01/2003             22,250     21,802
                                           8.75% due           03/01/2022             10,000     10,142
Rochester Telecom
                                           8.95% due           08/07/2001              3,000      3,051
Scana Corp.
                                           7.21% due           02/08/2002 (d)          3,100      3,102
                                           7.38% due           07/15/2002 (d)         27,000     27,037
Sierra Pacific Power Co.
                                           7.16% due           06/12/2001 (d)         39,000     39,000
Sierra Pacific Resources
                                           7.34% due           04/20/2003 (d)          2,000      2,001
                                           6.20% due           04/15/2004             20,000     19,009
SK Telecom Co. Ltd.
                                           7.75% due           04/29/2004              5,000      4,961
Southern Energy
                                           7.90% due           07/15/2009                175        166
Sprint Capital Corp.
                                           6.50% due           11/15/2001             13,365     13,325
                                           6.97% due           11/15/2001 (d)        101,700    101,745
                                           8.13% due           07/15/2002             10,378     10,608
                                           5.88% due           05/01/2004             43,500     41,718
System Energy Resources
                                           7.38% due           10/01/2000              5,000      5,000
                                           7.71% due           08/01/2001              5,800      5,817
Teco Energy, Inc.
                                           5.54% due           09/15/2001             44,630     44,075
Telekomunikacja Polska SA
                                           7.13% due           12/10/2003             12,200     11,935
                                           7.75% due           12/10/2008             13,600     13,117
Tennessee Valley Authority
                                           3.38% due           01/15/2007 (i)         10,893     10,211
                                           0.00% due           04/15/2042                855        366
Texas Utilities Co.
                                           6.66% due           12/01/2000             67,700     67,700
                                           7.21% due           06/25/2001            131,200    131,111
                                           6.37% due           08/16/2001              1,000        990
                                           7.59% due           09/24/2001            208,800    209,907
                                           5.94% due           10/15/2001              3,000      2,961
                                           6.50% due           08/16/2002              2,600      2,578
Toledo Edison Co.
                                           8.18% due           07/30/2002              1,400      1,423
                                           8.70% due           09/01/2002             14,500     14,738
                                           7.85% due           03/31/2003              7,000      7,082
                                           7.88% due           08/01/2004                500        507
TXU Eastern Funding
                                           6.15% due           05/15/2002             53,800     52,657
                                           6.45% due           05/15/2005             18,270     17,321
U.S. West Communications, Inc.
                                           5.65% due           11/01/2004              9,000      8,470
                                           6.63% due           09/15/2005                400        389
                                           6.13% due           11/15/2005                400        380
Union Electric Co.
                                           8.00% due           12/15/2022              1,000        981
United Telecom, Inc.
                                           9.50% due           06/06/2001                150        152

Western Resources, Inc.
                                           6.25% due           08/15/2003              6,600      5,932
Williams Cos., Inc.
                                           6.13% due           02/01/2001              3,000      2,988
                                           6.20% due           08/01/2002              4,000      3,947
Wilmington Trust Co. - Tucson Electric
                                          10.73% due           01/01/2013 (l)            991      1,038
WorldCom, Inc.
                                           6.13% due           08/15/2001              2,030      2,018
                                           6.92% due           11/26/2001 (d)         12,700     12,713
                                           6.40% due           08/15/2005              1,625      1,576
YPF Sociedad Anonima
                                           7.25% due           03/15/2003             16,475     16,146
                                                                                             -----------
                                                                                              2,152,502

                                                                                             -----------
Total Corporate Bonds & Notes                                                                14,554,070
                                                                                             -----------
(Cost $14,785,594)

MUNICIPAL BONDS & NOTES 0.8%
Alabama 0.0%
Jefferson County AIabama Sewer Revenue Warrants,
(FGIC Insured), Series 2000
                              6.560% due         2029/2/1                              4,500      3,718
                              5.910% due         2036/2/1                                625        547

Montgomery Alabama Special Care Facilities Financing
Authority Revenue Bonds, (MBIA Insured), Series 1998
                              5.000% due         2029/11/15                            2,000      1,743
                                                                                             -----------
                                                                                                  6,008
California 0.1%
California State Department of Water Resources Center
Valley Project Revenue Bonds, Series 2000
                              6.030% due         2029/12/1                             2,500      2,056

California State General Obligation, Series 2000
                              5.630% due         2026/5/1                              5,270      5,342
                              5.750% due         2030/5/1                              1,000      1,023

Cook County Illinois General Obligation (FGIC Insured),
                              5.000% due         2028/11/15                            6,445      5,688

Los Angeles California Wastewater System
Revenue Bonds, (FGIC Insured), Series 2000
                              5.900% due         2028/6/1                              6,500      4,396

Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
                              5.740% due         2023/7/1                              3,500      3,071

Orange County School Board, (MBIA Insured), Series 2000
                              5.710% due         2024/8/1                              3,500      2,866

Port of Oakland California Revenue Bonds, (FGIC Insured),
Series 2000
                              5.750% due         2029/11/1                             1,000      1,019

San Diego Public Facilities Financing Authority
Revenue Bonds, (FGIC Insured), Series 1999
                              5.000% due         2029/5/15                             1,000        923

San Francisco California City & County Airport Community
Revenue, (MBIA Insured), Series 1998
                              4.500% due         2028/5/1                              6,700      5,650
                                                                                             -----------
                                                                                                 32,034
Colorado 0.0%
E-470 Public Highway Authority Revenue Bonds,
(MBIA Insured), Series 2000
                              5.750% due         2035/9/1                              2,500      2,497

Florida 0.1%
Broward County Florida Airport System Revenue,
(AMBAC Insured), Series 2000
                              5.030% due         2023/10/1                             1,328      1,024


Florida State Board of Education General Obligation,
(FGIC Insured), Series 2000
                              4.710% due         2023/6/1                              3,500      2,310

Florida State Governmental Utility Authority
Utility Revenue, (AMBAC Insured), Series 2000
                              5.710% due         2029/10/1                             6,453      5,267

Florida State Turnpike Authority Revenue Bonds,
(FGIC Insured), Series 2000
                              4.440% due         2027/7/1                              6,323      4,007

Greater Orlando Aviation Authority, Orlando Florida Airport
Facitities Revenue Bonds, (FGIC Insured), Series 1999
                              5.130% due         2028/10/1                             2,000      1,800

Lakeland Florida Electric & Water Revenue,
                               5.00% due         2028/10/1                             5,350      4,790

Modesto Public Financing Authority Lease Revenue,
(AMBAC Insured), Series 2000
                              5.740% due         2029/9/1                              2,500      2,125

Orange Tourist Florida Tourist Development
Tax Revenue Bonds, (AMBAC Insured), Series 2000
                              5.500% due         2031/10/1                             2,000      1,950

Tampa Florida Guaranteed Entitlement Revenue,
(AMBAC Insured), Series 2001
                              6.000% due         2005/10/1                             2,230      2,322

Tampa Florida Utility Tax & Special Revenue,
(AMBAC Insured), Series 2001
                              6.000% due         2005/10/1                             3,000      3,128
                              6.000% due         2008/10/1                             1,500      1,586
                                                                                             -----------
                                                                                                 30,309
Georgia 0.1%
Atlanta Georgia Airport Revenue, (FGIC Insured),
                               5.50% due         2026/1/1                              1,000        975

Atlanta Georgia Water & Wastewater Revenue,
(FGIC Insured), Series 1999
                              5.000% due         2038/11/1                            44,600     39,205

Georgia Local Government Certificate Of Participation,
(MBIA Insured), Series 2000
                              5.810% due         2028/6/1                              9,950      6,866
                                                                                             -----------
                                                                                                 47,046
Hawaii 0.0%
Honolulu Hawaii City & County Wastewater System
Revenue, (FGIC Insured), Series 1998
                              5.000% due         2023/7/1                              6,935      6,231

Honolulu Hawaii City & County Wastewater System
Revenue, (FGIC Insured), Series 2000
                              5.210% due         2028/7/1                              7,200      4,941
                                                                                             -----------
                                                                                                 11,172

Illinois 0.0%
Chicago IIlinois Skyway Toll Bridge Revenue Bonds,
(AMBAC Insured), Series 2000
                              5.500% due         2031/1/1                              2,000      1,920

Chicago Illinois General Obligations Unlimited,
(FGIC Insured), Series 2000
                              5.500% due         2040/1/1                              3,500      3,321

Chicago Illinois Residual General Obligation,
(MBIA Insured), Series 2000
                              5.960% due         2028/1/1                              3,100      2,461
                                                                                             -----------
                                                                                                  7,702
Kansas 0.0%
Wichita Kansas Hospital Revenue Bonds, Series 1999
                              6.250% due         2024/11/15                            1,000      1,000

Maryland 0.0%
Maryland St. Health & Higher Educational Facilities
Authority Revenue Bonds, Series 1999
                              6.000% due         2039/7/1                              3,000      3,096

Massachusetts 0.1%
E-470 Public Highway Residual 144a Revenue Bonds,
(MBIA Insured), Series 2000
                              5.710% due         2021/9/1/                             2,590      2,104

Massachusetts Bay Transportation Authority
Revenue Bonds, (MBIA Insured), Series 2000
                              5.260% due         2021/3/1                              4,150      3,164

Massachusetts State Turnpike Authority Revenue Bonds,
(AMBAC Insured), Series 2000
                              5.910% due         2039/1/1                             10,250      7,982

Massachusetts State Turnpike Authority Revenue Bonds,
(MBIA Insured), Series 2000
                              5.910% due         2037/1/1                             13,550     10,620
                                                                                             -----------
                                                                                                 23,870
Minnesota 0.0%
Minnesota Agricultural & Economic Development Board
Revenue Bonds, Series 2000
                              6.380% due         2029/11/15                            1,000      1,003

St. Cloud Minnesota Health Care Revenue Bonds,
                               5.75% due         2026/5/1                              1,000        994
                                                                                                  1,997
Mississippi 0.0%
Mississippi Development Bank Special Obligation,
(AMBAC Insured), Series 2000
                              5.810% due         2024/7/1                              2,500      2,103


Nevada 0.1%
Clark County Nevada General Obligations, (MBIA Insured),
Series 2000
                              8.440% due         2030/7/1                             20,913     19,422

Clark County Passenger Facility Charge Revenue Bonds,
(MBIA Insured), Series 2000
                              5.210% due         2022/7/1                              4,750      3,622
                                                                                             -----------
                                                                                                 23,044
New Jersey 0.0%
Essex County Improvement Authority Revenue Bonds,
(FGIC Insured), Series 2000
                              5.750% due         2030/10/1                               500        503

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 2000
                              5.130% due         2028/7/1                              2,000      1,363
                                                                                             -----------
                                                                                                  1,866
New York 0.2%
Long Island Power Authority Revenue Bonds,
(FSA Insured), Series 2000
                              6.160% due         2022/12/1                             4,500      3,876

Long Island Power Authority Revenue Bonds,
(MBIA Insured), Series 2000
                              6.410% due         2026/12/1                             5,500      4,806

New York City Municipal Bond, Series 1997
                              6.960% due         08/01/2002 (d)                        6,108      6,102

New York City Municipal Water Finance Authority,
(MBIA-IBC Insured), Series 2000
                              5.130% due         2025/6/15                             6,565      4,743

New York City Transitional Finance Authority Revenue
Bonds, (FGIC Insured), Series 1998
                              4.750% due         2023/11/15                            5,000      4,321

New York City Transitional Finance Authority
Revenue Bonds, Series 2000
                              5.500% due         2024/11/1                             2,500      2,431

New York City, New York General Obligation, Series D
                              6.900% due         08/01/2002 (d)                       14,815     14,815

New York State Dorm Authority Lease Revenue Bonds,
(FSA Insured), Series 1998
                              4.750% due         2029/1/15                             3,850      3,267

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1998
                              5.000% due         2023/2/15                             5,100      4,582

New York State Thruway Authority General Obligation,
Series 1998
                              5.000% due         2025/1/1                                300        267

Niagara Frontier Airport Revenue Bonds, (MBIA Insured),
Series 1999
                              5.630% due         2029/4/1                              1,000        969


Port Authority of New York & New Jersey Revenue Bonds,
(MBIA Insured), Series 1997
                              5.750% due         2022/12/1                             4,500      4,519
                                                                                             -----------
                                                                                                 54,698
North Dakota 0.0%
Mercer County Improvement Authority Revenue Bonds,
Series 1978
                              5.800% due         2018/1/1                              6,460      6,678

Ohio 0.0%
Hamilton County Ohio Sales Tax Revenue Bonds,
(MBIA Insured), Series 2000
                              5.460% due         2027/12/1                             3,250      2,637

Pennsylvania 0.0%
Allegheny County Hospital Development Authority
Revenue Bonds, (MBIA Insured), Series 2000 A
                              6.500% due         2030/11/15                            1,000      1,053

Philadelphia School District General Obligation Unlimited,
(MBIA Insured), Series 2000
                              5.210% due         20227/4/1                             3,150      2,217

Pittsburgh & Allegheny County Revenue Bonds,
(AMBAC Insured), Series 1999
                              5.000% due         2029/2/1                                500        446
                                                                                             -----------
                                                                                                  3,716
Puerto Rico 0.0%
Puerto Rico Commonwealth General Obligation,
(MBIA Insured), Series 2000
                              5.875% due         2035/7/1                              8,920      9,062

Texas 0.1%
Dallas-Fort Worth International Airport Revenue,
(FGIC Insured), Series 2000
                              6.000% due         2028/11/1                             4,000      4,060

Harris County Health Facilities Development Corporation
Revenue, (MBIA Insured), Series 2000
                              6.140% due         2021/7/1                              3,500      2,993

Houston Independent School District General Obligation,
(PSF Insured), Series 1999
                              4.750% due         2026/2/15                            30,175     25,460

Houston Texas Airport System Revenue, (FGIC Insured),
Series 1998
                              5.000% due         2025/7/1                              5,500      4,904

Houston, Texas, Water & Sewer System Revenue,
(FGIC Insured), Series 2000
                              5.250% due         2030/12/1                             1,000        926
                                                                                             -----------
                                                                                                 38,343
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds, Series 1999
                              5.000% due         2030/815                                500        423

Washington State 0.0%
Seattle Washington General Obligation, Series 2000
                              5.960% due         2028/12/15                             3,000      2,378


Washington, DC 0.0%
Washington D.C. Convention Center Authority Dedicated
Tax Revenue, (AMBAC Insured), Series 2000
                              5.030% due         2028/10/1                              6,500      4,688
                                                                                             -----------
Total Municipal Bonds & Notes                                                                   316,367
                                                                                             -----------
(Cost $315,244)


U.S. GOVERNMENT AGENCIES 0.8%
A.I.D. Housing Guarantee - Peru
                                           9.98% due           08/01/2008                935        957
Federal Farm Credit Bank
                                           6.40% due           01/16/2002                100        100
                                           5.73% due           03/28/2003                300        295
Federal Home Loan Bank
                                           7.27% due           02/15/2002 (d)         17,000     16,788
                                           6.21% due           12/30/2002                200        198
                                           5.13% due           09/15/2003                350        337
                                           5.14% due           09/22/2003                600        576
                                           6.00% due           06/30/2004              1,000        979
                                           6.25% due           08/13/2004                250        248
                                           6.03% due           01/22/2009                275        256
                                           0.00% due           09/29/2017              2,000        487
                                           0.00% due           09/10/2018             15,000      3,711
Federal Home Loan Mortgage Corp.
                                           5.50% due           05/15/2002                435        429
                                           7.00% due           02/15/2003                500        506
                                           7.38% due           05/15/2003              3,500      3,574
                                           6.88% due           01/15/2005                 95         96
                                           5.75% due           03/15/2009              1,955      1,824
                                           6.63% due           09/15/2009              1,335      1,321
                                           6.75% due           06/03/2013                400        373
Federal National Mortgage Assn.
                                           0.00% due           08/15/2001                105         99
                                           6.10% due           09/14/2001                100        100
                                           5.38% due           03/15/2002                750        739
                                           6.25% due           11/15/2002                115        114
                                           6.00% due           03/03/2003                500        493
                                           6.10% due           03/20/2003                250        247
                                           5.50% due           12/29/2003                500        485
                                           5.75% due           06/15/2005                900        872
                                           6.56% due           12/10/2007                190        185
                                           5.25% due           01/15/2009                 80         72
                                           6.63% due           09/15/2009              1,000        993
Small Business Administration
                                           7.45% due           08/01/2010            107,300    109,273
Student Loan Marketing Assn.
                                           6.84% due           04/25/2004 (d)          6,925      6,916
                                           6.48% due           07/25/2004 (d)            842        840
                                           6.74% due           10/25/2004 (d)         15,532     15,495
                                           6.83% due           10/25/2004 (d)         24,678     24,639
                                           6.71% due           10/25/2005 (d)         14,542     14,490
                                           6.92% due           04/25/2006 (d)         84,060     83,739
                                                                                             -----------
Total U.S. Government Agencies                                                                  292,846
                                                                                             -----------
(Cost $282,885)

U.S. TREASURY OBLIGATIONS 13.7%
Treasury Inflation Protected Securities (i)
                                           3.63% due           07/15/2002          1,118,428  1,118,079
                                           3.38% due           01/15/2007 (j)        239,835    231,965
                                           3.63% due           01/15/2008 (j)        456,306    445,897
                                           3.88% due           01/15/2009 (j)        218,316    216,542
                                           3.63% due           04/15/2028 (j)         70,496     67,015
                                           3.88% due           04/15/2029 (j)          6,703      6,661
U.S. Treasury Bonds
                                          12.38% due           05/15/2004              1,000      1,206
                                           0.00% due           02/15/2015            188,900    280,812
                                           8.13% due           08/15/2019             31,000     37,859
                                           0.00% due           08/15/2020            349,245    453,691
                                           8.13% due           05/15/2021             57,500     70,887
                                           8.13% due           08/15/2021            134,200    165,653
                                           8.00% due           11/15/2021            142,620    174,264
                                           7.25% due           08/15/2022                275        313
                                           6.25% due           08/15/2023              1,425      1,452
                                           0.00% due           02/15/2026            184,400    182,729
                                           6.13% due           11/15/2027                200        202
                                           5.50% due           08/15/2028             59,900     55,613
                                           6.13% due           08/15/2029              8,000      8,173
                                           6.25% due           05/15/2030            535,200    562,797

U.S. Treasury Notes
                                           6.75% due           05/15/2005            235,000    243,519
                                           5.63% due           05/15/2008                500        491
                                           6.50% due           02/15/2010                320        333
U.S. Treasury Strips
                                           0.00% due           05/15/2013              4,500      2,096
                                           0.00% due           02/15/2014             64,900     28,801
                                           0.00% due           02/15/2015            135,000     56,298
                                           0.00% due           05/16/2015            152,700     62,719
                                           0.00% due           08/15/2015            170,400     68,833
                                           0.00% due           11/15/2018            108,200     35,915
                                           0.00% due           11/15/2021            795,000    222,563
                                           0.00% due           11/15/2024            207,000     49,161
                                                                                             -----------
Total U.S. Treasury Obligations                                                               4,852,539
                                                                                             -----------
(Cost $4,846,168)

MORTGAGE-BACKED SECURITIES 73.3%
Collateralized Mortgage Obligations 22.5%
ABN AMRO Mortgage Corp.
                                           6.75% due           09/25/2028              3,765      3,547
                                           6.50% due           06/25/2029              7,093      6,516
ABSC Long Beach Home Equity Loan Trust
                                           6.88% due           08/31/2030 (d)        137,705    137,705
American Southwest Financial Securities Corp.
                                           7.40% due           11/17/2004             34,802     35,077
                                          12.25% due           11/01/2014                 32         32
                                          12.50% due           04/01/2015                279        281
                                          12.00% due           05/01/2015                498        507
                                           7.25% due           11/25/2038             54,826     53,198
Aurora Loan Services
                                           7.34% due           05/25/2030 (d)         42,548     42,481
Banc of America Funding Corporation
                                           6.75% due           11/20/2032             17,000     16,074
Bank of America Mortgage Securities, Inc.
                                           6.25% due           07/25/2014             10,040      9,533
                                           6.25% due           08/25/2028             25,000     22,518
                                           6.50% due           05/25/2029             35,565     32,818
                                           7.25% due           10/25/2029             10,371      9,356
Bear Stearns Mortgage Securities, Inc.
                                           7.00% due           08/20/2018              9,999      9,457
                                           7.38% due           10/25/2023 (d)          3,046      3,227
                                           6.35% due           08/25/2024              1,481      1,474
                                          10.00% due           08/25/2024              5,000      5,606
                                           7.00% due           03/25/2027              7,000      6,738
                                           8.13% due           09/25/2027              3,000      3,020
                                           7.45% due           12/25/2027                 62         62
                                           7.00% due           02/25/2028             10,000      9,624
                                           7.00% due           05/20/2030             34,574     33,869
                                           7.17% due           06/25/2030              6,890      6,802
Capital Asset Research Funding LP
                                           5.91% due           12/15/2005                153        152
Cendant Mortgage Corp.
                                           7.25% due           04/18/2013                829        827
                                           6.51% due           11/18/2028 (d)         13,739     12,760
                                           6.50% due           11/18/2028 (d)          5,952      5,009
Centre Re
                                           6.72% due           02/01/2009             30,620     29,308
Chase Mortgage Finance Corp.
                                           8.25% due           10/25/2010                231        230
                                           7.00% due           07/25/2024              2,275      2,262
                                           7.00% due           08/25/2024              2,890      2,810
                                           6.75% due           03/25/2025             11,449      9,911
                                           6.32% due           04/25/2025 (d)         17,759     17,939
                                           6.75% due           10/25/2028             39,000     36,712
                                           6.35% due           07/25/2029             70,207     69,509
Chemical Mortgage Securities
                                           7.25% due           01/25/2026             11,477     11,356

Citicorp Mortgage Securities, Inc.
                                           7.65% due           10/25/2022 (d)          9,687      9,709
                                           6.25% due           04/25/2024             11,796     10,407
                                           6.25% due           05/25/2024              3,753      3,726
                                           7.25% due           10/25/2027             20,462     19,666
                                           6.75% due           09/25/2028              8,806      8,354
                                           5.90% due           05/25/2029             12,282     12,199
CMC Securities Corp.
                                           7.52% due           09/25/2023 (d)              0      3,454
                                           8.42% due           04/25/2025 (d)            154        156
                                           7.25% due           11/25/2027              9,293      9,115
                                           6.15% due           05/25/2028 (d)             72         72
                                           6.75% due           05/25/2028              5,000      4,720
CMSI 2000
                                           7.50% due           10/30/2030             11,233     10,524
Collateralized Mortgage Obligation Trust
                                          10.20% due           02/01/2016              2,259      2,276
                                           7.25% due           04/23/2017                 62         62
                                           8.00% due           09/20/2021              6,301      6,293
Collateralized Mortgage Securities Corp.
                                          11.45% due           09/01/2015                969        979
                                          11.45% due           11/01/2015 (d)              2          2
                                           8.75% due           04/20/2019                403        411
COMM
                                           6.15% due           02/15/2008             15,326     14,896
                                           6.49% due           12/16/2011 (d)          9,000      9,014
Countrywide Alternative Loan Trust
                                           8.00% due           07/25/2030             21,089     21,340
Countrywide Funding Corp.
                                           6.63% due           02/25/2024             33,827     31,226
Countrywide Home Loans
                                           6.50% due           07/25/2013              5,676      5,293
                                           8.79% due           07/25/2024 (d)          2,314      2,332
                                           6.75% due           11/25/2025             25,567     22,795
                                           7.50% due           04/25/2027              1,534      1,533
                                           7.50% due           06/25/2027             12,122     12,142
                                           7.50% due           09/25/2027             20,000     19,704
                                           7.25% due           12/25/2027              6,224      5,965
                                           7.25% due           02/25/2028             57,846     55,542
                                           6.75% due           06/25/2028             15,103     13,461
                                           6.75% due           08/25/2028             10,024      9,945
                                           6.75% due           11/25/2028              3,000      2,803
                                           6.50% due           01/25/2029             24,978     23,306
                                           6.50% due           03/25/2029             21,744     20,032
                                           6.05% due           04/25/2029              1,337      1,320
                                           7.25% due           08/25/2029              5,700      5,381
                                           7.75% due           08/31/2030             29,310     27,761
Crusade Global Trust
                                           7.01% due           05/15/2021 (d)        100,000    100,250
CS First Boston Mortgage Securities Corp.
                                           6.75% due           12/27/2028             12,607     10,467
                                           6.96% due           06/20/2029                124        124
DLJ Commercial Mortgage Corp.
                                           6.88% due           05/05/2003 (d)         31,164     31,183
DLJ Mortgage Acceptance Corp.
                                           8.67% due           05/25/2024 (d)            107        109
                                           6.85% due           12/17/2027              6,605      6,585
Donaldson, Lufkin & Jenrette, Inc.
                                           6.45% due           08/01/2021 (d)(l)       3,985      4,256
                                           8.41% due           12/25/2022 (d)          1,593      1,614
                                           8.58% due           03/25/2024 (d)            460        468
Drexel Mortgage Funding
                                           9.50% due           11/20/2017                622        626
DVI Business Credit Receivable
                                           6.46% due           10/15/2003 (d)          3,850      3,891
FBS Mortgage Corp.
                                           7.14% due           11/25/2024                364        363

Federal Home Loan Mortgage Corp.
                                           8.00% due           03/15/2002                103        103
                                           6.75% due           10/15/2003             14,399     14,364
                                           7.00% due           10/15/2003              3,497      3,498
                                           7.50% due           11/01/2003              4,476      4,513
                                           7.00% due           12/15/2003                 89         89
                                          10.15% due           04/15/2006                  8          8
                                           6.50% due           07/15/2006              7,832      7,799
                                           6.50% due           08/15/2006                523        520
                                           6.77% due           03/12/2007                400        403
                                           7.50% due           05/01/2007              1,345      1,363
                                           5.50% due           10/15/2007              4,494      4,450
                                           6.50% due           05/15/2008              1,000        993
                                           3.05% due           06/15/2008 (d)            157        144
                                           7.00% due           08/15/2008              3,353        361
                                           6.00% due           11/15/2008                225        218
                                           6.20% due           12/15/2008              4,487      4,164
                                           6.00% due           03/15/2009                265        258
                                           7.55% due           03/15/2012                180        181
                                           8.50% due           08/15/2013              2,000      2,051
                                           8.50% due           09/15/2013              5,941      6,066
                                           6.00% due           11/15/2014                400        360
                                           5.40% due           05/25/2016              1,675      1,664
                                           6.25% due           10/15/2017             16,572     16,466
                                           5.90% due           03/15/2018              3,420      3,399
                                           6.35% due           03/25/2018                179        177
                                           5.25% due           05/15/2018                156        155
                                          10.00% due           08/01/2018                 57         60
                                           6.50% due           10/15/2018                480         19
                                           6.40% due           02/15/2019             13,420     13,329
                                           6.50% due           05/15/2019                173        172
                                           5.80% due           06/15/2019              5,032      5,004
                                           6.25% due           07/15/2019             18,216     18,086
                                           5.00% due           08/15/2019                 85         84
                                           7.50% due           01/15/2020              2,676      2,671
                                           7.08% due           06/15/2020 (d)             88         88
                                           5.25% due           07/15/2020                304        299
                                           5.50% due           10/15/2020                 55         54
                                           9.50% due           11/15/2020              3,189      3,366
                                           9.00% due           12/15/2020                795        822
                                           8.75% due           12/15/2020              1,265      1,295
                                           6.00% due           12/15/2020                252        242
                                           9.00% due           12/15/2020              1,602      1,653
                                           9.50% due           01/15/2021              1,955      2,056
                                           6.25% due           01/15/2021                200        196
                                           8.00% due           04/15/2021                 89         91
                                           6.50% due           05/15/2021                104        103
                                           6.50% due           05/17/2021                 57         55
                                           8.50% due           06/15/2021             24,203     24,926
                                           6.95% due           07/15/2021                439        441
                                           9.00% due           07/15/2021              1,969      2,051
                                           9.50% due           07/15/2021              1,203      1,310
                                           8.00% due           07/15/2021              9,502      9,533
                                           6.20% due           08/15/2021              1,158      1,148
                                           6.95% due           08/15/2021                157        154
                                           8.00% due           08/15/2021             23,472     23,808
                                           7.00% due           09/15/2021                274        272
                                           6.50% due           09/15/2021             29,896     29,579
                                           7.00% due           10/15/2021                  9          9
                                           8.00% due           12/15/2021             18,405     18,931
                                           6.85% due           01/15/2022                700        692
                                           8.25% due           06/15/2022              5,000      5,101
                                           7.00% due           07/15/2022              9,380      9,144
                                           8.50% due           10/15/2022              7,029      7,303
                                           7.50% due           01/15/2023             17,740     17,313
                                           7.00% due           05/15/2023             10,499      9,810

                                           7.00% due           07/15/2023                270        246
                                           7.50% due           07/15/2023                395        399
                                           6.50% due           07/15/2023                272        266
                                           6.50% due           08/15/2023            141,607    140,328
                                           6.85% due           10/25/2023              3,059      2,992
                                           6.50% due           11/15/2023                135        117
                                           7.50% due           01/20/2024                103        103
                                           5.00% due           02/15/2024                116         97
                                           6.50% due           02/15/2024                 21         21
                                           6.50% due           03/15/2024                320        283
                                           8.00% due           04/25/2024                475        484
                                           6.25% due           05/15/2024             13,357     11,838
                                           7.25% due           08/15/2024                190        190
                                           8.00% due           09/15/2024             16,250     16,398
                                           7.50% due           02/15/2025              3,620      3,639
                                           7.00% due           09/17/2025                 40         39
                                           6.50% due           03/15/2026                110        104
                                           8.02% due           10/01/2026 (d)          2,926      2,985
                                           6.00% due           11/15/2026                550        510
                                           7.50% due           01/15/2027             25,182     24,035
                                           7.00% due           01/15/2027                 61         61
                                           8.00% due           02/15/2027             34,599     34,657
                                           7.50% due           03/17/2027             20,000     19,806
                                           6.75% due           05/15/2027                824        819
                                           7.50% due           06/20/2027             19,568     18,783
                                           6.50% due           08/15/2027             15,642     12,949
                                           6.50% due           10/15/2027             32,300     29,407
                                           6.00% due           11/15/2027                665        616
                                           6.50% due           01/25/2028              8,691      7,893
                                           7.00% due           02/15/2028              1,593      1,520
                                           6.50% due           04/15/2028            158,188    144,424
                                           6.50% due           05/15/2028             48,000     43,284
                                           6.50% due           06/15/2028             61,318     51,465
                                           6.50% due           06/20/2028             23,392     19,621
                                           6.50% due           07/15/2028             70,438     58,390
                                           6.50% due           08/15/2028            275,986    229,683
                                           7.00% due           11/15/2028              9,000      8,570
                                           6.50% due           12/15/2028              7,057      5,506
                                           6.00% due           12/15/2028             23,099     18,817
                                           6.25% due           12/15/2028              1,673      1,376
                                           6.50% due           01/15/2029             10,411      9,614
                                           6.00% due           02/15/2029              3,873      2,877
                                           6.50% due           03/15/2029             25,864     22,421
                                           6.50% due           06/01/2029                106        102
                                           6.50% due           07/01/2029              1,084      1,043
                                           8.00% due           07/15/2029              1,250      1,222
                                           7.50% due           08/15/2030                201        192
                                           7.00% due           09/15/2030 (d)         18,100     15,280
                                           7.12% due           09/30/2030             15,200     15,053
                                           7.50% due           10/15/2030             27,350     25,991
                                           6.50% due           08/15/2032 (d)         26,172     25,687

Federal National Mortgage Assn.
                                           9.10% due           02/25/2002                194        193
                                           7.50% due           05/25/2005              6,700      6,757
                                           7.50% due           02/25/2006                375        377
                                           6.50% due           05/01/2006                142        141
                                           6.50% due           07/25/2006                 50         50
                                           8.00% due           11/25/2006                 30         30
                                           6.35% due           12/25/2006                  8          8
                                           6.00% due           07/25/2007                300        296
                                           5.58% due           08/25/2007 (d)             10          9
                                           6.74% due           08/25/2007                145        142
                                           6.27% due           09/25/2007              3,000      2,852
                                           7.00% due           10/25/2007                200        200
                                           6.50% due           05/25/2008                500        497
                                          10.50% due           08/25/2008              7,146      7,851
                                           6.00% due           08/25/2008                 69         68
                                           7.45% due           09/25/2008 (d)          1,606      1,463
                                           6.75% due           11/25/2010                886        881
                                           7.00% due           01/25/2011                100         99
                                           6.00% due           03/18/2015             11,217     11,128
                                           8.00% due           12/25/2016                181        183
                                           9.25% due           04/25/2018                173        182
                                           9.30% due           05/25/2018                672        699
                                           9.50% due           06/25/2018                564        589
                                           7.21% due           06/25/2018 (d)              3          3
                                           9.50% due           11/25/2018              6,998      7,155
                                           6.00% due           02/25/2019              4,242      4,195
                                           6.50% due           03/25/2019                885        872
                                           9.50% due           06/25/2019              1,339      1,400
                                           5.65% due           07/25/2019                457        454
                                           9.30% due           08/25/2019                 73         77
                                           6.35% due           08/25/2019                207        205
                                           8.00% due           10/25/2019                620        618
                                           9.00% due           12/25/2019              5,985      6,159
                                           7.50% due           12/25/2019                 74         73
                                           7.50% due           05/25/2020              3,225      3,241
                                           6.75% due           06/25/2020                248        247
                                           7.08% due           07/18/2020 (d)             46         46
                                           7.00% due           07/25/2020                327        326
                                           9.00% due           09/25/2020              3,338      3,452
                                           7.00% due           09/25/2020             12,693     12,648
                                           6.50% due           09/25/2020              1,367      1,355
                                           5.00% due           09/25/2020                200        190
                                           8.00% due           12/25/2020             26,225     26,782
                                           7.16% due           12/25/2020 (d)             10         10
                                           8.75% due           01/25/2021              3,151      3,232
                                           9.00% due           01/25/2021              5,264      5,483
                                           5.75% due           02/18/2021                100         96
                                           7.50% due           03/25/2021              2,159      2,150
                                           9.00% due           03/25/2021                459        473
                                           7.00% due           05/25/2021                300        293
                                           7.50% due           06/25/2021                 46         46
                                           6.50% due           06/25/2021              6,096      5,834
                                           8.00% due           07/25/2021             14,905     15,091
                                           8.50% due           09/25/2021              5,376      5,544
                                           7.00% due           10/25/2021              9,317      9,113
                                           8.00% due           10/25/2021             22,645     22,940
                                           7.00% due           11/25/2021             23,206     23,031
                                           6.00% due           12/25/2021                 34         34
                                           4.00% due           01/25/2022                126        113
                                           8.00% due           01/25/2022             21,700     21,968
                                           8.00% due           03/25/2022                 72         72
                                           7.00% due           04/25/2022             17,091     16,299
                                           5.00% due           04/25/2022                 48         44
                                          10.00% due           05/01/2022                133        141
                                           7.38% due           05/25/2022              9,227      9,100
                                           7.00% due           06/25/2022              1,276      1,249
                                           8.00% due           06/25/2022              3,861      3,915
                                           8.00% due           07/25/2022             60,892     61,455

                                           7.00% due           07/25/2022              5,582      5,516
                                           6.50% due           10/25/2022              4,048      3,672
                                           7.80% due           10/25/2022              3,328      3,325
                                           6.50% due           12/25/2022                195        192
                                           7.00% due           03/25/2023             28,890     27,361
                                           6.50% due           05/18/2023             10,717     10,601
                                           6.90% due           05/25/2023                159        142
                                           7.00% due           06/25/2023              5,258      4,769
                                           6.00% due           08/25/2023              2,703      2,529
                                           6.50% due           08/25/2023                 35         34
                                           6.00% due           08/25/2023             11,122      9,496
                                           1.00% due           09/25/2023                226        204
                                           6.75% due           09/25/2023              3,971      3,558
                                           6.75% due           10/25/2023                597        512
                                           7.50% due           10/25/2023                 50         51
                                           6.50% due           11/25/2023                 85         83
                                           6.50% due           12/25/2023              1,317      1,145
                                           7.10% due           12/25/2023              6,769      6,465
                                           6.50% due           01/25/2024              2,656      2,386
                                           7.25% due           02/25/2024                 17         17
                                           6.50% due           02/25/2024              5,150      4,794
                                           7.50% due           06/20/2024                106        107
                                           6.50% due           08/17/2024             17,000     16,096
                                           7.00% due           02/18/2025                121        121
                                           6.60% due           05/18/2025                219        212
                                           7.50% due           11/17/2025                289        286
                                           7.50% due           12/25/2025                360        354
                                           7.00% due           02/15/2026                180        178
                                           7.00% due           07/18/2026                450        433
                                           6.50% due           09/18/2026                120        114
                                           7.00% due           12/18/2026             16,310     15,014
                                           6.00% due           12/25/2026                170        157
                                           6.00% due           03/25/2027                320        295
                                           6.00% due           05/17/2027              5,470      4,756
                                           6.50% due           07/18/2027                173        148
                                           7.00% due           07/18/2027                460        446
                                           8.00% due           08/18/2027                286         79
                                           7.50% due           08/20/2027              2,503      2,398
                                           6.89% due           02/01/2028 (d)          1,292      1,328
                                           7.02% due           04/18/2028 (d)          3,211      3,216
                                           6.50% due           06/25/2028              4,700      4,325
                                           6.50% due           07/18/2028             67,412     60,818
                                           6.00% due           07/18/2028              8,649      6,778
                                           9.10% due           09/25/2028             20,532     22,196
                                           6.25% due           02/25/2029                500        429
                                           6.00% due           04/25/2029             10,809      7,804
                                           7.12% due           08/25/2030 (d)         94,976     94,925
                                           7.07% due           09/01/2030 (d)         85,000     84,920
                                           6.30% due           10/17/2038             15,471     13,551

First Commonwealth Savings & Loan
                                          10.38% due           04/01/2005                 16         17
First Nationwide Trust
                                           6.50% due           03/25/2029              4,400      4,128
                                           6.75% due           07/25/2029              5,498      5,462
                                           7.75% due           09/19/2030              6,000      5,544
First Union Residential Securitization, Inc.
                                           7.00% due           04/25/2025                356        346
                                           6.75% due           08/25/2028              9,048      8,047
Gaston Oaks PLC
                                           6.93% due           01/01/2036              4,922      4,871
General Electric Capital Mortgage Services, Inc.
                                           6.00% due           01/25/2009              1,148      1,140
                                           6.75% due           12/25/2012              2,498      2,479
                                           6.50% due           09/25/2023              1,175      1,019
                                           6.50% due           12/25/2023              8,631      7,454
                                           6.50% due           01/25/2024              3,895      3,339
                                           6.50% due           02/25/2024                  1          1
                                           6.50% due           03/25/2024             66,953     61,533
                                           6.50% due           04/25/2024             66,640     55,826
                                           7.25% due           05/25/2026              3,780      3,663
                                           7.50% due           06/25/2027             21,893     21,707
                                           7.50% due           07/25/2027             10,129      9,926
                                           7.00% due           10/25/2027             14,502     13,726
                                           7.00% due           11/25/2027             72,500     69,853
                                           6.65% due           05/25/2028              6,902      6,833
                                           6.75% due           05/25/2028             23,934     21,974
                                           6.75% due           06/25/2028             20,517     19,333
                                           6.55% due           06/25/2028             23,450     22,829
                                           6.60% due           06/25/2028              7,106      7,045
                                           6.75% due           06/25/2028              1,314      1,304
                                           6.75% due           10/25/2028              9,311      8,785
                                           6.25% due           12/25/2028             54,952     49,910
                                           6.50% due           12/25/2028             19,500     18,009
                                           6.50% due           05/25/2029              9,858      9,075
                                           6.75% due           05/25/2029             20,000     18,531
                                           6.50% due           07/25/2029             95,240     87,417
                                           5.95% due           07/25/2029             24,794     24,466
                                           6.00% due           07/25/2029             23,507     23,065
                                           6.25% due           07/25/2029            132,674    128,277
                                           7.25% due           08/25/2029              8,000      7,606
                                           7.00% due           09/25/2029             15,957     15,013
General Motors Acceptance Corp.
                                           6.92% due           07/20/2002 (d)          3,287      3,287
                                           6.70% due           03/15/2008             29,732     28,905
GGP-Homart
                                           7.04% due           06/10/2003 (d)         19,600     19,643
GMAC Commercial Mortgage Securities, Inc.
                                           6.15% due           11/15/2007                264        256
                                           6.97% due           05/15/2008             28,427     28,360
                                           6.57% due           09/15/2033             30,119     29,617
                                           6.95% due           09/15/2033             25,060     24,703
GMAC Mortgage Corporation Loan Trust
                                           7.50% due           05/25/2030             12,000     11,895
Goldman Sachs Mortgage Corp.
                                           6.00% due           12/31/2007 (l)          8,635      8,030

Government National Mortgage Association
                                           6.25% due           06/20/2022             43,622     43,216
                                           7.22% due           06/20/2023 (d)         48,214     48,122
                                           7.25% due           12/16/2023              7,444      7,468
                                           7.00% due           01/15/2024                414        409
                                           8.00% due           05/16/2024                 73         73
                                           7.00% due           03/20/2026                320        310
                                           7.00% due           08/20/2026                114        111
                                           7.50% due           02/16/2027                  1          1
                                           7.50% due           07/16/2027             29,918     28,903
                                           7.00% due           12/20/2027             18,416     17,479
                                           6.50% due           06/20/2028             30,965     25,382
                                           6.50% due           07/20/2028             39,127     31,695
                                           6.50% due           09/20/2028             28,461     23,948
                                           6.50% due           01/20/2029             27,852     23,106
                                           6.50% due           03/20/2029             16,259     14,914
                                           8.00% due           03/20/2029              7,151      7,305
                                           6.00% due           05/20/2029             10,831      8,518
                                           7.50% due           01/20/2030                315        310
                                           7.50% due           09/20/2030              5,000      4,774
                                           7.13% due           09/20/2030 (d)         13,800     13,797
                                           7.07% due           10/30/2030             58,500     58,518
Greenwich
                                           7.98% due           04/25/2022 (d)            425        424
                                           7.81% due           07/25/2022 (d)            109        108
                                           8.15% due           10/25/2022 (d)             55         55
                                           8.19% due           04/25/2023 (d)            918        915
                                           8.78% due           04/25/2024 (d)            848        858
                                           8.86% due           06/25/2024 (d)            493        500
                                           9.69% due           08/25/2024 (d)            914        923
                                           9.48% due           11/25/2024 (d)            195        195
GS Mortgage Securities Corp.
                                           6.06% due           10/18/2030                  0          0
Harborview Mortgage Loan Trust
                                           7.47% due           08/19/2030             22,975     23,176
Headlands Mortgage Securities, Inc.
                                           7.25% due           11/25/2012              2,043      2,043
                                           7.16% due           12/25/2012                775        773
                                           7.25% due           11/25/2027             18,456     18,260
                                           7.00% due           02/25/2028                560        557
ICI Funding Corp. Secured Assets Corp.
                                           7.25% due           09/25/2027             18,068     17,744
                                           7.75% due           03/25/2028              1,868      1,819
Impac CMB Trust
                                           6.87% due           07/25/2028 (d)          1,061      1,062
Impac Secured Assets CMN Owner Trust
                                           7.32% due           10/25/2030 (d)         62,000     62,000
Imperial CMB Trust
                                           6.95% due           09/25/2026 (d)          6,035      6,039
                                           6.65% due           11/25/2029              1,063      1,055
Independent National Mortgage Corp.
                                           6.65% due           10/25/2024              2,723      2,633
                                           9.14% due           11/25/2024 (d)              5          5
                                           8.56% due           11/25/2024 (d)          1,140      1,155
                                           8.75% due           12/25/2024                 30         31
                                           9.07% due           01/25/2025 (d)            107        109
                                           8.00% due           06/25/2025                  7          7
                                           8.23% due           07/25/2025 (d)          6,762      6,821
                                           7.50% due           09/25/2025                782        780
International Mortgage Acceptance Corp.
                                          12.25% due           03/01/2014                255        291
J.P. Morgan Commercial Mortgage Finance Corp.
                                           8.23% due           02/25/2028              1,615      1,617
                                           6.53% due           01/15/2030             20,000     19,545
Kidder Peabody Acceptance Corp.
                                           8.31% due           09/25/2024 (d)          7,392      7,417
LB Mortgage Trust
                                           8.40% due           01/20/2017             38,879     40,339
Mellon Residential Funding Corp.
                                           6.50% due           02/25/2028             10,000      8,663
                                           6.35% due           06/25/2028             22,000     21,585
                                           6.11% due           01/25/2029             23,900     22,922
                                           6.57% due           07/25/2029             44,000     42,688
                                           6.58% due           07/25/2029             55,500     54,805
                                           6.46% due           07/25/2029              6,631      6,602
Merrill Lynch Mortgage Investors, Inc.
                                           7.00% due           06/15/2021              2,182      2,187
                                           7.15% due           06/15/2021 (d)          4,694      4,617
                                           7.41% due           06/15/2021 (d)          4,404      4,340
                                           6.95% due           06/18/2029             36,420     36,421
Midland Realty Acceptance Corp.
                                           7.02% due           01/25/2029             19,667     19,552

MLCC Mortgage Investors, Inc.
                                           6.87% due           09/15/2026 (d)         18,580     18,556
Morgan Stanley Capital
                                           6.86% due           05/15/2006              2,041      2,037
                                           6.19% due           01/15/2007             20,866     20,449
                                           6.16% due           04/03/2009             13,464     13,058
                                           7.46% due           02/15/2020             11,450     11,640
                                           6.59% due           10/03/2030              6,612      6,546
Morgan Stanley, Dean Witter, Discover and Co.
                                           6.85% due           07/25/2027 (d)            677        673
Mortgage Capital Funding, Inc.
                                           7.80% due           04/15/2006                500        510
                                           7.01% due           09/20/2006             15,545     15,399
                                           7.60% due           05/25/2027             12,959     13,133
NationsBanc Montgomery Funding Corp.
                                           6.75% due           06/25/2028             10,000      9,419
                                           6.50% due           07/25/2028             14,470     13,325
                                           6.75% due           08/25/2028             20,009     18,191
                                           6.25% due           10/25/2028              2,000      1,804
Nationslink Funding Corp.
                                           5.81% due           02/10/2001             14,502     14,444
                                           6.33% due           10/22/2004              6,542      6,447
                                           6.65% due           02/10/2006             12,124     11,968
                                           6.97% due           04/10/2007 (d)          7,417      7,419
Nomura Asset Securities Corp.
                                           8.49% due           05/25/2024 (d)          1,701      1,743
Norwest Asset Securities Corp.
                                           6.75% due           12/25/2012             16,624     16,427
                                           6.50% due           06/25/2013              3,129      3,059
                                           7.50% due           03/25/2027              1,943      1,938
                                           6.75% due           09/25/2027              2,957      2,899
                                           6.35% due           04/25/2028              1,747      1,733
                                           6.75% due           05/25/2028              5,000      4,587
                                           6.25% due           08/25/2028              4,355      4,307
                                           6.25% due           09/25/2028                418        377
                                           6.75% due           10/25/2028             18,215     17,208
                                           6.50% due           12/25/2028             20,000     18,448
                                           6.50% due           01/25/2029                373        279
                                           6.50% due           02/25/2029             67,312     62,208
                                           6.50% due           04/25/2029             26,751     24,622
                                           6.30% due           04/25/2029              8,082      7,847
                                           6.20% due           04/25/2029             77,385     74,553
                                           5.95% due           04/25/2029            111,948    108,611
                                           6.00% due           05/25/2029             19,713     19,332
                                           6.25% due           05/25/2029                504        485
                                           6.50% due           06/25/2029             46,178     42,395
                                           6.75% due           08/25/2029              1,267      1,255
                                           7.00% due           09/25/2029              3,451      2,888
                                           6.50% due           10/25/2029              1,980      1,824
                                           7.00% due           11/25/2029             14,870     14,238
                                           7.25% due           02/25/2030             19,756     18,206
PaineWebber Mortgage
                                           6.00% due           04/25/2009             11,951     11,435
PHH Mortgage Services Corp.
                                           7.18% due           11/18/2027                956        911
PNC Mortgage Securities Corp.
                                           6.75% due           06/25/2016             10,346     10,242
                                           7.00% due           10/25/2027             36,034     34,747
                                           6.75% due           12/25/2027              7,230      6,507
                                           6.99% due           02/25/2028              9,574      9,358
                                           6.50% due           02/25/2028              1,221      1,213
                                           7.00% due           02/25/2028             25,604     24,686
                                           6.63% due           03/25/2028              1,750      1,723
                                           7.00% due           05/25/2028              6,422      6,373
                                           6.55% due           07/25/2028             24,500     24,240
                                           6.75% due           07/25/2028              3,527      3,326
                                           6.75% due           09/25/2028              3,996      3,766
                                           6.75% due           10/25/2028             26,133     24,476
                                           6.75% due           12/25/2028             21,709     20,402
                                           6.50% due           01/25/2029                999        922
                                           6.25% due           01/25/2029              9,263      8,352
                                           6.30% due           03/25/2029             10,000      9,051
                                           6.50% due           06/25/2029             48,600     44,628
                                           6.20% due           06/25/2029             50,581     49,496
                                           7.75% due           07/25/2030             78,448     78,300
                                           7.50% due           09/29/2030                500        501

Potomac Gurnee Finance Corp.
                                           6.89% due           12/21/2026                 47         46
Prudential Bache
                                           6.71% due           09/01/2018 (d)            215        212
                                           8.40% due           03/20/2021              5,974      6,120
Prudential Home Mortgage Securities
                                           7.00% due           01/25/2008             23,860     23,644
                                           6.75% due           08/25/2008                414        412
                                           6.40% due           04/25/2009                697        692
                                           6.95% due           11/25/2022                222        204
                                           7.00% due           07/25/2023             11,428     11,321
                                           6.75% due           10/25/2023              9,611      7,958
                                           5.90% due           12/25/2023              5,036      4,965
                                           6.05% due           04/25/2024              2,546      2,520
                                           6.80% due           05/25/2024             10,970      9,175
                                           6.45% due           11/25/2025              5,264      4,584
Prudential Securities Secured Financing Corp.
                                           6.07% due           01/15/2008             12,480     12,061
                                           6.96% due           06/15/2008             20,592     20,555
PSB Financial Corp.
                                          11.05% due           12/01/2015                440        448
Resecuritization Mortgage Trust
                                           6.75% due           06/19/2028             18,235     17,146
Residential Accredit Loans, Inc.
                                           7.45% due           04/25/2023                960        956
                                           7.50% due           08/25/2027             15,000     14,866
                                           6.50% due           02/25/2028             20,616     20,459
                                           7.00% due           02/25/2028             41,115     39,716
                                           6.50% due           12/25/2028                400        369
                                           6.50% due           05/25/2029              3,000      2,765
                                           6.75% due           06/25/2029              1,576      1,543
                                           7.00% due           07/25/2029                468        462
                                           7.75% due           03/25/2030              4,389      4,418
Residential Asset Securitization Trust
                                           7.00% due           03/25/2027                 10         10
                                           7.38% due           03/25/2027              5,142      5,026
                                           7.00% due           10/25/2027             19,541     19,097
                                           7.00% due           01/25/2028             20,000     18,906
                                           6.75% due           06/25/2028             14,914     14,701
                                           6.50% due           12/25/2028              1,250      1,132
                                           6.50% due           03/25/2029             22,700     21,416
                                           7.32% due           09/25/2030 (d)         16,648     16,768
Residential Funding Mortgage Securities, Inc.
                                           7.00% due           08/25/2008              5,237      5,215
                                           7.50% due           09/25/2011             14,406     14,493
                                           7.00% due           05/25/2012              3,095      3,050
                                           6.50% due           12/25/2012             21,417     20,597
                                           7.75% due           09/25/2022                417        418
                                           8.00% due           01/25/2023              2,725      2,745
                                           8.00% due           02/25/2023              9,675      9,764
                                           6.50% due           11/25/2023              1,660      1,504
                                           6.00% due           03/25/2024              1,418      1,408
                                           7.50% due           09/25/2025             11,897     11,899
                                           7.50% due           12/25/2025                944        947
                                           7.75% due           11/25/2026              9,000      9,122
                                           7.50% due           04/25/2027              6,217      6,160
                                           7.50% due           06/25/2027             53,035     52,584
                                           7.50% due           07/25/2027             25,265     25,405
                                           7.25% due           08/25/2027             16,000     15,602
                                           7.25% due           10/25/2027             42,033     40,796
                                           7.00% due           11/25/2027             17,000     16,291
                                           6.75% due           02/25/2028             12,742     12,486
                                           6.75% due           05/25/2028             60,741     56,513
                                           6.75% due           06/25/2028             69,960     65,112
                                           6.75% due           07/25/2028              9,000      8,471
                                           6.75% due           08/25/2028             10,000      9,347
                                           6.75% due           09/25/2028             66,493     62,546
                                           6.50% due           10/25/2028             52,000     47,981
                                           6.25% due           11/25/2028              3,000      2,716
                                           6.50% due           12/25/2028             23,400     21,578
                                           6.50% due           01/25/2029             72,314     66,473
                                           6.50% due           03/25/2029              6,980      6,500
                                           6.20% due           05/25/2029             66,252     65,527
                                           6.50% due           06/25/2029             11,335      8,559
                                           6.75% due           07/25/2029             22,600     21,152
                                           7.00% due           10/25/2029             25,260     24,140
                                           7.50% due           11/25/2029             12,338     11,890

Resolution Trust Corp.
                                           8.69% due           08/25/2021              6,609      6,582
                                           8.14% due           10/25/2021 (d)            142        141
                                           5.57% due           10/25/2021 (d)            133        130
                                           8.63% due           10/25/2021                129        129
                                           8.71% due           05/25/2022 (d)          1,356      1,329
                                           8.63% due           08/25/2023 (d)          1,850      1,853
                                           8.84% due           12/25/2023              3,300      3,372
                                           9.45% due           05/25/2024              1,431      1,425
                                           8.00% due           04/25/2025                167        161
                                           8.00% due           06/25/2026                253        248
                                           8.17% due           10/25/2028 (d)          5,276      5,399
                                           7.42% due           10/25/2028 (d)         13,604     13,501
                                           7.51% due           05/25/2029 (d)          2,670      2,675
                                           7.03% due           05/25/2029 (d)          2,631      2,588
RMF Commercial Mortgage Securities, Inc.
                                           6.72% due           01/15/2019                235        229
Ryan Mortgage Acceptance Corp.
                                           9.45% due           10/01/2016                 78         81
Ryland Acceptance Corp.
                                          11.50% due           12/25/2016                 84         90
                                           8.20% due           09/25/2022                 17         17
Ryland Mortgage Securities Corp.
                                           8.20% due           06/25/2021                 35         35
                                           8.43% due           08/25/2022 (d)          1,803      1,810
                                           8.02% due           08/25/2029 (d)          2,089      2,101
                                           7.24% due           10/25/2031 (d)          3,035      3,018
Salomon Brothers Mortgage Securities
                                           9.11% due           07/01/2024 (d)          4,110      4,135
                                           6.96% due           04/25/2029 (d)         21,863     21,881
                                           7.00% due           04/25/2029 (d)          7,709      7,701
                                           6.92% due           06/25/2029 (d)         40,316     40,319
                                           7.02% due           09/25/2029 (d)            398        400
Salomon Smith Barney Holdings, Inc.
                                           6.63% due           07/01/2002                 55         55
Santa Barbara Savings
                                           9.50% due           11/20/2018              2,032      2,058
Saxon Mortgage
                                           6.25% due           04/25/2009              3,169      3,136
                                           6.50% due           02/25/2024              1,820      1,795
                                           9.07% due           09/25/2024 (d)          3,159      3,187
Sears Mortgage Securities
                                           6.28% due           12/25/2028                281        274
Securitized Asset Sales, Inc.
                                           8.50% due           10/25/2023 (d)          1,375      1,370
                                           8.51% due           12/26/2023 (d)            745        753
                                           7.41% due           09/25/2024 (d)          9,900      9,944
Security Pacific National Bank
                                           6.38% due           03/25/2018 (d)             86         83
Sequoia Mortgage Trust
                                           6.35% due           09/25/2025 (d)          6,000      5,847
Small Business Investment Co.
                                           7.54% due           08/10/2009             75,600     77,349
                                           8.02% due           02/10/2010            102,039    107,158
                                           7.64% due           03/10/2010             69,731     71,581
                                           7.45% due           09/01/2010             15,860     15,884
Southern Pacific Secured Assets Corp.
                                           6.79% due           07/25/2029 (d)         39,853     39,621
Starwood Commercial Mortgage
                                           6.60% due           02/03/2009             11,556     11,404
Structured Asset Mortgage Investments, Inc.
                                           6.75% due           03/25/2028             22,519     21,209
                                           6.91% due           06/25/2028 (d)         37,724     36,711
                                           6.25% due           11/25/2028             14,878     13,452
                                           6.75% due           01/25/2029             10,000      9,395
                                           6.30% due           05/25/2029             18,419     17,976
                                           6.58% due           06/25/2029 (d)         30,039     28,797
                                           7.25% due           07/25/2029             23,718     23,660
                                           7.23% due           02/25/2030                955        939
Structured Asset Notes Transactions Ltd.
                                           6.65% due           08/30/2005             18,771     18,114
Structured Asset Securities Corp.
                                           7.00% due           12/25/2027             51,500     48,812
Superannuation Members Home Loans Global Fund
                                           7.02% due           06/15/2026 (d)         19,900     19,894
TMA Mortgage Funding Trust
                                           7.00% due           01/25/2029 (d)         28,816     28,816
Union Planters Mortgage Finance Corp.
                                           6.75% due           01/25/2028              4,000      3,668
                                           6.80% due           01/25/2028             15,000     14,498

Vendee Mortgage Trust
                                           7.75% due           03/15/2016                104        103
                                           7.50% due           08/15/2017                333        334
                                           7.75% due           05/15/2018                550        555
                                           6.50% due           05/15/2020             28,750     27,199
                                           6.83% due           01/15/2030             16,470     16,111
Washington Mutual
                                           6.78% due           07/26/2003 (d)        155,246    155,199
Western Federal Savings & Loan
                                           7.93% due           06/25/2021 (d)          3,229      3,229
                                                                                             -----------
                                                                                              7,986,226
                                                                                             -----------
Federal Home Loan Mortgage Corporation 2.4%
                                           5.00% due           10/15/2020              1,000        958
                                           5.50% due      04/01/2001-10/14(k)29        3,113      2,863
                                           5.75% due           08/15/2020                300        295
                                           5.90% due           12/01/2026 (d)          5,871      5,751
                                           6.00% due      12/01/2000-10/16(k)30      282,314    264,740
                                           6.50% due      07/01/2001-05/01(k)29      167,130    155,382
                                           6.54% due           11/01/2026 (d)          6,846      6,831
                                           6.72% due           11/01/2028 (d)         23,564     23,205
                                           6.75% due           01/17/2025              8,349      8,304
                                           6.78% due           11/01/2003                 68         67
                                           6.93% due           07/01/2025 (d)          6,508      6,588
                                           7.00% due      10/01/2002-11/12(k)30      113,851    111,878
                                           7.28% due           09/01/2027 (d)          2,796      2,782
                                           7.37% due           10/01/2023 (d)            881        900
                                           7.39% due           10/01/2023 (d)          1,546      1,579
                                           7.40% due           10/25/2023 (d)         14,975     15,449
                                           7.50% due      09/01/2001-02/01(d)(k)      13,182     13,303
                                           7.63% due      06/01/2017-01/01(d)(k)          26         27
                                           7.65% due           05/01/2025              2,390      2,450
                                           7.67% due           04/01/2029 (d)          1,266      1,302
                                           7.75% due      04/01/2007-04/01(d)(k)          50         49
                                           7.79% due           04/01/2024 (d)          6,520      6,679
                                           7.81% due           07/01/2030 (d)        140,578    141,539
                                           7.82% due           08/01/2023 (d)          8,540      8,764
                                           7.89% due      08/01/2023-01/01(d)(k)         414        426
                                           7.91% due           06/01/2024 (d)          1,025      1,051
                                           8.00% due      01/01/2002-09/01(k)18        2,854      2,883
                                           8.04% due           07/01/2024 (d)          1,429      1,464
                                           8.19% due           09/01/2023 (d)          1,499      1,518
                                           8.25% due      08/01/2007-05/01(d)(k)       1,778      1,804
                                           8.26% due           07/01/2022 (d)            937        960
                                           8.32% due           09/01/2023 (d)          9,655      9,896
                                           8.33% due           04/01/2023 (d)            440        448
                                           8.34% due           07/01/2023 (d)            521        530
                                           8.36% due           10/01/2023 (d)            438        445
                                           8.42% due      05/01/2023-08/01(d)(k)       5,971      6,126
                                           8.45% due      08/01/2023-11/01(d)(k)       2,537      2,601
                                           8.48% due           11/01/2023 (d)            143        142
                                           8.50% due      09/01/2001-11/01(k)24        5,047      5,181
                                           8.51% due           10/01/2023 (d)          1,429      1,469
                                           8.52% due           05/01/2027 (d)            634        652
                                           8.58% due           09/01/2023 (d)          2,307      2,376
                                           8.61% due           08/01/2024 (d)            207        213
                                           8.63% due           08/01/2023 (d)            390        393
                                           8.69% due           11/01/2023 (d)            344        346
                                           8.75% due      02/01/2001-12/01(k)10          107        107
                                           8.90% due           11/15/2020             11,207     11,674
                                           9.00% due      01/01/2002-09/15(k)20          532        547
                                           9.25% due      06/01/2009-11/01(k)13           99        100
                                           9.50% due      08/01/2001-12/01(k)22        1,234      1,283
                                           9.75% due      03/01/2001-05/01(k)09           45         46
                                          10.00% due      06/01/2004-03/01(k)21          930        971
                                          10.10% due           09/01/2016                241        256
                                          10.25% due      03/15/2009-05/01(k)09        1,091      1,159
                                          10.50% due      10/01/2017-01/01(k)21          376        403
                                          11.00% due      11/01/2009-05/01(k)20          639        684
                                          11.25% due      10/01/2009-09/01(k)15           92        100
                                          11.50% due           01/01/2018                 72         79
                                          12.50% due           12/01/2012                 16         18
                                          13.25% due           10/01/2013                 79         89
                                          14.00% due           04/01/2016                 19         21
                                          15.50% due      08/01/2011-11/01(k)11           13         15
                                          16.25% due           05/01/2011                  3          3
                                                                                             -----------
                                                                                                840,164
                                                                                             -----------

Federal Housing Administration 1.4%
                                           6.00% due           03/20/2028              1,739      1,629
                                           6.50% due      02/15/2001-03/01(k)40        5,956      5,802
                                           6.63% due      05/28/2039-07/01(k)40        3,091      2,905
                                           6.75% due           07/15/2001              2,706      2,595
                                           6.76% due      06/25/2039-03/01(k)41       16,214     15,032
                                           6.78% due           07/25/2040              7,653      7,333
                                           6.79% due           05/01/2039             10,902     10,677
                                           6.83% due           12/01/2039              3,497      3,316
                                           6.88% due      11/01/2015-02/01(k)41       24,874     23,656
                                           6.90% due      07/01/2020-12/01(k)40       47,399     45,466
                                           6.93% due      07/01/2014-01/01(k)36       17,075     16,620
                                           7.00% due           11/15/2040                174        167
                                           7.05% due           03/25/2040              4,516      4,359
                                           7.13% due           03/01/2034              4,411      4,322
                                           7.21% due           12/01/2021              2,700      2,691
                                           7.25% due           06/01/2040              8,304      8,067
                                           7.31% due           06/01/2041             23,567     22,800
                                           7.32% due      05/01/2019-08/01(k)19       37,511     36,697
                                           7.35% due           11/01/2022              6,028      5,985
                                           7.38% due      02/01/2018-01/01(k)24       16,589     16,446
                                           7.40% due           02/01/2021              2,191      2,187
                                           7.43% due      12/01/2016-05/01(k)25      116,022    115,566
                                           7.45% due           12/01/2021             11,589     11,578
                                           7.47% due           11/01/2019             29,797     29,742
                                           7.50% due      03/01/2032-09/30(k)39        6,672      6,569
                                           7.58% due      04/01/2040-12/01(k)40        7,616      7,507
                                           7.63% due           08/01/2041             17,747     17,552
                                           7.65% due      11/01/2018-11/01(k)40        7,559      7,519
                                           7.70% due           03/15/2041              2,720      2,697
                                           7.75% due           11/15/2039              3,100      3,073
                                           7.88% due      12/01/2039-03/01(k)41       13,423     13,479
                                           7.93% due           05/01/2016              1,903      1,906
                                           8.25% due      10/29/2023-01/01(k)41        9,512      9,675
                                           8.38% due           11/01/2012                255        260
                                           8.63% due           08/15/2030             34,293     35,457
                                                                                             -----------
                                                                                                501,332
                                                                                             -----------
Federal National Mortgage Association 4.4%
                                           4.75% due           11/14/2003                250        238
                                           5.00% due      12/25/2021-04/18(k)27        2,000      1,823
                                           5.50% due      03/01/2013-12/01(k)28       20,616     18,641
                                           5.92% due           11/01/2035 (d)              0          0
                                           6.00% due      12/01/2000-10/16(k)30      377,190    352,973
                                           6.09% due           12/01/2008                 49         47
                                           6.18% due           04/01/2027 (d)            110        109
                                           6.25% due           07/25/2007                 83         83
                                           6.28% due           09/01/2029 (d)            608        583
                                           6.34% due      09/01/2017-09/01(d)(k)       6,014      5,883
                                           6.39% due           05/25/2036             29,534     25,210
                                           6.42% due           12/01/2007                150        146
                                           6.45% due           09/25/2016              3,380      3,355
                                           6.50% due      04/01/2003-06/17(k)38       60,401     55,193
                                           6.58% due           04/01/2026 (d)          1,111      1,105
                                           6.60% due      12/01/2003-09/25(k)18        1,993      1,980
                                           6.63% due           12/01/2027 (d)          8,174      8,137
                                           6.69% due           08/01/2027 (d)         39,409     39,604
                                           6.75% due           08/01/2003                223        222
                                           6.84% due           07/01/2003                 62         61
                                           6.92% due           10/01/2027 (d)          4,427      4,442
                                           6.95% due           03/25/2026                273        271
                                           7.00% due      07/01/2001-10/16(k)30      550,197    539,989
                                           7.25% due      05/01/2002-01/01(k)23       10,183     10,064
                                           7.35% due           09/01/2027 (d)          1,815      1,849
                                           7.41% due           11/01/2023 (d)            881        901
                                           7.45% due           11/01/2023 (d)            166        170
                                           7.47% due           12/01/2023 (d)            166        169
                                           7.48% due      01/01/2024-07/01(d)(k)       2,742      2,777
                                           7.50% due      10/01/2002-05/01(k)30       14,581     14,678
                                           7.54% due           10/01/2023 (d)            345        355

                                           7.55% due           05/01/2023 (d)          2,224      2,238
                                           7.56% due           12/01/2023 (d)            882        898
                                           7.57% due           01/01/2024 (d)            395        405
                                           7.63% due           09/01/2022 (d)            958        978
                                           7.66% due           02/01/2026 (d)            550        565
                                           7.68% due           12/01/2023 (d)          1,052      1,089
                                           7.69% due           01/01/2024 (d)            431        441
                                           7.70% due           03/01/2025 (d)          2,940      3,026
                                           7.73% due           11/01/2025 (d)          2,003      2,058
                                           7.75% due      06/01/2009-01/01(d)(k)       1,448      1,485
                                           7.78% due           01/01/2018              2,239      2,377
                                           7.79% due      09/01/2023-08/01(d)(k)       3,947      4,053
                                           7.81% due           11/01/2025 (d)          1,236      1,270
                                           7.85% due      07/01/2018-01/01(d)(k)       6,849      7,310
                                           7.89% due           03/01/2026 (d)          1,979      2,041
                                           7.90% due           09/01/2025 (d)          1,560      1,585
                                           7.92% due           03/01/2018              2,755      2,960
                                           7.93% due           09/01/2022 (d)          1,165      1,181
                                           7.98% due           05/01/2030              6,704      6,843
                                           8.00% due      09/01/2001-10/16(k)30      367,700    372,519
                                           8.02% due           11/01/2025 (d)          3,478      3,580
                                           8.06% due           04/01/2030              1,861      1,877
                                           8.08% due           04/01/2030              1,018      1,028
                                           8.12% due           07/01/2024 (d)          4,245      4,357
                                           8.16% due           09/01/2024 (d)          1,410      1,441
                                           8.25% due      10/01/2008-03/01(k)30        2,247      2,406
                                           8.32% due           05/01/2026 (d)            577        597
                                           8.49% due           06/01/2025                997      1,020
                                           8.50% due      07/01/2001-08/01(k)26        3,079      3,149
                                           8.56% due           05/01/2024 (d)          2,375      2,460
                                           9.00% due      10/01/2004-12/01(k)27        9,369      9,756
                                           9.25% due           10/01/2001                  2          2
                                           9.50% due      12/01/2006-07/01(k)26        9,370      9,692
                                           9.75% due           11/01/2008                 58         61
                                          10.00% due      09/01/2003-05/01(k)22        1,085      1,146
                                          10.50% due      01/01/2016-04/01(k)22          533        570
                                          10.75% due           03/01/2014                 24         26
                                          11.00% due      09/01/2019-11/01(k)20          122        133
                                          11.50% due      08/20/2016-11/01(k)19           82         90
                                          12.00% due           05/01/2016                  9         10
                                          12.50% due           10/01/2015                 29         32
                                          13.00% due           09/01/2013                 29         33
                                          13.25% due           09/01/2011                 12         14
                                          14.50% due      11/01/2011-01/01(k)13           44         49
                                          14.75% due           08/01/2012                167        194
                                          15.00% due           10/01/2012                 86        101
                                          15.50% due      10/01/2012-12/01(k)12           16         19
                                          15.75% due      12/01/2011-08/01(k)12           96        112
                                          16.00% due           09/01/2012                108        123
                                                                                             -----------
                                                                                              1,550,458



                                                                                             -----------
Government National Mortgage Association 42.0%
                                           5.00% due           06/20/2022 (d)            327        330
                                           5.50% due      06/20/2026-10/23(d)(k)      70,410     67,522
                                           5.65% due           10/15/2012                 11         10
                                           6.00% due      10/15/2008-10/23(d)(k)   1,945,726  1,831,839
                                           6.38% due           05/20/2027 (d)          2,430      2,447
                                           6.50% due      05/15/2001-10/15(d)(k)   5,403,660  5,203,229
                                           6.63% due           01/15/2040              9,612      9,163
                                           6.67% due      10/15/2001-07/16(k)38        1,036      1,010
                                           6.75% due      07/15/2001-06/20(d)(k)     411,113    411,178
                                           6.80% due      09/15/2001-10/15(k)40        3,000      2,952
                                           6.82% due      09/15/2001-10/15(k)40       16,978     16,955
                                           6.88% due      02/20/2016-02/15(d)(k)       1,187      1,156
                                           7.00% due      10/15/2001-10/23(d)(k)   2,305,309  2,271,274
                                           7.12% due           02/16/2030 (d)         13,093     13,154
                                           7.13% due      12/20/2017-12/20(d)(k)     346,703    349,453
                                           7.25% due      08/24/2024-08/20(d)(k)         325        327
                                           7.38% due      05/20/2017-05/20(d)(k)     501,835    505,641
                                           7.50% due      01/15/2003-10/23(k)30    2,917,919  2,925,968
                                           7.70% due           02/15/2002              4,034      4,013
                                           7.75% due           07/15/2001              3,958      3,942
                                           7.88% due           04/20/2023 (d)            338        342
                                           8.00% due      05/15/2001-10/23(k)30    1,228,446  1,248,773
                                           8.13% due      07/15/2001-12/01(k)39        3,681      3,684
                                           8.25% due      08/15/2004-05/15(k)22          414        423
                                           8.50% due      06/15/2001-10/23(k)30       50,513     51,899
                                           8.75% due      03/15/2007-07/15(k)07           92         95
                                           9.00% due      06/15/2001-07/20(k)22        5,271      5,529
                                           9.25% due      07/15/2003-12/20(k)16          166        170
                                           9.50% due      04/15/2001-08/15(k)23        4,631      4,857
                                           9.75% due      09/15/2002-07/15(k)04           80         82
                                          10.00% due      04/15/2001-02/15(k)25        5,288      5,612
                                          10.25% due           02/20/2019                 22         23
                                          10.50% due      06/15/2004-09/15(k)21          655        702
                                          11.00% due      01/15/2001-03/15(k)19          212        229
                                          11.25% due      03/15/2001-12/20(k)15           35         38
                                          11.50% due      10/15/2010-10/15(k)13           48         52
                                          12.00% due      11/15/2012-05/15(k)16          228        258
                                          12.50% due           01/15/2011                  1          1
                                          13.00% due      12/15/2012-10/15(k)14           20         21
                                          13.25% due           10/20/2014                 19         22
                                          13.50% due      10/15/2012-09/15(k)14           78         89
                                          15.00% due      02/15/2012-10/15(k)12           97        113
                                          16.00% due      10/15/2011-05/15(k)12          197        236
                                          17.00% due      11/15/2011-12/15(k)11           60         72
                                                                                             -----------
                                                                                             14,944,885
                                                                                             -----------

Other Mortgage-Backed Securities 0.6%
Bank of America Corp.
                                           9.00% due           03/01/2008                 34         35
CDC Depositor Trust I
                                           7.05% due           01/15/2003 (d)         19,302     19,231
Citibank, NA
                                           8.00% due           07/25/2018                 41         42
Commercial Mortgage Asset Trust
                                           6.64% due           09/17/2010                455        439
Countrywide Funding Corp.
                                           6.75% due           03/25/2024             12,260     10,528
DBL Mortgage Funding
                                           9.50% due           08/01/2019                  5          5
Federal Home Loan Mortgage Corp.
                                          11.88% due           06/15/2013                 97        102
FFCA Secured Lending Corp.
                                           7.85% due           05/18/2017             28,900     28,872
First Interstate Bancorp
                                           9.13% due           01/01/2009 (d)(l)          10         10
General Electric Capital Mortgage Services, Inc.
                                           7.25% due           07/25/2011              1,550      1,544
General Electric Credit Corp.
                                           8.00% due           03/01/2002 (l)              4          4
German American Capital Corp.
                                           8.36% due           09/30/2002                462        445
                                           4.31% due           07/01/2018 (d)          8,197      8,014
Guardian Savings & Loan Assn.
                                           6.91% due           12/25/2018 (d)             20         20
Home Savings of America
                                           8.46% due           08/01/2006                 45         44
                                           6.10% due           05/25/2027 (d)          2,589      2,522
                                           6.44% due           08/20/2029 (d)         23,756     23,240
Imperial Savings & Loan
                                           8.23% due           01/25/2017 (d)             59         59
                                           8.85% due           07/25/2017 (d)            219        218
LTC Commercial Corp.
                                           7.10% due           11/28/2012              3,187      3,191
Merrill Lynch Mortgage
                                           7.77% due           06/15/2021 (d)            978        959
Mid-State Trust
                                           8.33% due           04/01/2030             64,877     66,850
Morgan Stanley Mortgage Trust
                                           8.15% due           07/20/2021                  2          2
Resolution Trust Corp.
                                           6.93% due           05/25/2029 (d)          3,190      3,186
Ryland Acceptance Corp.
                                          14.00% due           11/25/2031                763        798
Salomon Brothers Mortgage Securities
                                          11.50% due           09/01/2015                735        740
                                           8.40% due           11/25/2022 (d)            508        511
Sasco Floating Rate Commercial Mortgage
                                           7.02% due           11/20/2001 (d)         54,440     54,536
Sears Mortgage
                                          12.00% due           02/25/2014                542        560
                                           7.43% due           10/25/2022 (d)          1,844      1,865
                                                                                             -----------
                                                                                                228,572
                                                                                             -----------

Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
                                           7.20% due           07/25/2024                301         29
Chase Mortgage Finance Corp. (IO)
                                           9.00% due           08/25/2023                150          4
Collateralized Mortgage Obligation Trust (PO)
                                           0.00% due           04/23/2017                 12         10
Federal Home Loan Mortgage Corp. (IO)
                                           6.50% due           08/15/2006                 89          1
                                           6.50% due           11/15/2006                232          2
                                           6.50% due           03/15/2007                164          1
                                           5.75% due           09/15/2007 (d)          5,084        304
                                           6.00% due           10/15/2007                179         12
                                           6.00% due           01/15/2008                 85          4
                                           5.43% due           02/15/2008 (d)            519         40
                                           6.40% due           10/15/2008                 61          6
                                           0.00% due           08/15/2016                 75          0
                                           6.50% due           08/15/2017                 65          0
                                           7.00% due           04/15/2018                640         30
                                           7.50% due           08/15/2018                 15          0
                                           8.85% due           01/15/2021                  2         34
                                           9.00% due           05/15/2022                 94         24
                                           6.50% due           09/15/2023                277         33
Federal National Mortgage Association (IO)
                                           6.50% due           05/25/2005                679         69
                                           6.50% due           07/25/2006                410         16
                                           7.27% due           09/25/2006                  2         14
                                           6.50% due           02/25/2007              1,102         59
                                           6.50% due           07/25/2007                218          9
                                           6.50% due           09/25/2007              1,461         83
                                           6.50% due           10/25/2007                407         22
                                           0.10% due           03/25/2009 (d)         23,966        407
                                           6.50% due           08/25/2020              2,649        185
                                          10.07% due           01/25/2021                  0          3
                                           7.50% due           04/25/2021              1,486        226
                                           9.03% due           08/25/2021                  5        147
                                           0.95% due           11/25/2021 (d)         22,673        362
                                           6.50% due           10/25/2022                122         11
                                           6.50% due           01/25/2023              2,726        430
                                           3.66% due           02/25/2023 (d)         12,307        579
Federal National Mortgage Association (PO)
                                           0.00% due           09/01/2007                667        544
                                           0.00% due           02/25/2021                204        202
                                           0.00% due           06/25/2022                317        308
                                           0.00% due           08/25/2023                295        199
PaineWebber (IO)
                                          13.60% due           08/01/2019                  1         36
Vendee Mortgage Trust (IO)
                                           0.54% due           06/15/2023 (d)        150,746      2,633
                                                                                             -----------
                                                                                                  7,078
                                                                                             -----------
                                                                                             -----------
Total Mortgage-Backed Securities                                                             26,058,715
                                                                                             -----------
(Cost $25,944,931)

ASSET-BACKED SECURITIES 8.2%
Advanta Mortgage Loan Trust
                                           6.82% due           05/25/2027 (d)            667        665
                                           7.02% due           08/25/2029 (d)          2,709      2,719
                                           8.25% due           08/25/2030              7,954      8,147

Advanta Revolving Home Equity Loan Trust
                                           6.99% due           01/25/2024 (d)         27,010     27,099
                                           6.87% due           08/25/2024 (d)         22,782     22,798
                                           6.87% due           02/25/2025 (d)         15,436     15,430
Aerco Ltd.
                                           7.09% due           07/15/2025 (d)         38,200     38,204
Aesop Funding LLC
                                           6.57% due           11/20/2006             15,000     15,000
AFC Home Equity Loan Trust
                                           7.35% due           10/25/2026 (d)          1,628      1,634
Allied Waste Industries, Inc.
                                           9.44% due           07/30/2006             24,774     24,039
                                           9.69% due           07/30/2007 (d)          4,955      4,808
                                           9.75% due           07/30/2007 (d)          3,964      3,846
                                           9.69% due           07/30/2007 (d)         20,809     20,193
American Express Credit Account Master Trust
                                           6.80% due           12/15/2003              1,500      1,502
American Express Master Trust
                                           7.85% due           08/15/2005                220        227
American Stores Co.
                                           7.28% due           08/30/2004             20,000     19,776
Americredit Automobile Receivable Trust
                                           6.54% due           05/12/2001                119        119
                                           5.30% due           10/12/2002              8,246      8,221
                                           5.78% due           05/12/2003             43,000     42,672
Amresco Residential Securities Mortgage Loan Trust
                                           6.82% due           10/25/2027 (d)          1,032      1,033
                                           6.78% due           05/25/2028 (d)          7,676      7,671
Arcadia Automobile Receivables Trust
                                           6.25% due           09/15/2002             23,250     23,247
                                           5.90% due           11/15/2002              7,449      7,442
                                           6.30% due           07/15/2003             26,025     25,922
                                           6.90% due           12/15/2003             19,431     19,482
Associates Manufactured Housing
                                           7.00% due           03/15/2027              3,675      3,676
Banc One Home Equity Trust
                                           6.46% due           06/25/2029             14,711     14,643
Bank One Heloc Trust
                                           6.88% due           04/20/2020 (d)         44,075     44,119
BankBoston Home Equity Loan Trust
                                           6.28% due           11/25/2010                 43         43
Bayview Financial Acquisition Trust
                                           7.17% due           02/25/2029 (d)          4,928      4,945
                                           7.03% due           02/25/2030 (d)         22,638     22,511
                                           7.01% due           07/25/2030 (d)         68,003     68,003
BMCA Receivables Master Trust
                                           6.84% due           09/20/2002 (d)         12,000     11,993
Brazos Student Loan Finance Co.
                                           6.90% due           06/01/2023 (d)         52,700     52,179
                                           7.17% due           12/01/2025 (d)         41,215     41,362
Captec Franchise Trust
                                           7.89% due           10/15/2010              1,054      1,076
Champion Home Equity Loan Trust
                                           6.88% due           03/25/2029 (d)          4,872      4,875
Charming Shoppes Master Trust
                                           7.07% due           08/15/2008 (d)            250        252
Charter Commercial Holdings LLC
                                           9.24% due           03/31/2008             22,000     21,971
Chase Credit Card Master Trust
                                           6.66% due           01/15/2007                645        644
Chase Funding Mortgage Loan Asset-Backed Certificates
                                           6.84% due           10/25/2030 (d)         58,500     58,500
Chase Manhattan Auto Owner Trust
                                           5.75% due           10/15/2001                 28         28
Chase Manhattan Grantor Trust
                                           5.20% due           02/15/2002                 50         50
                                           6.61% due           09/15/2002                564        565
CMC Securities Corp. IV
                                           7.25% due           11/25/2027              1,212      1,193
Community Program Loan Trust
                                           4.50% due           10/01/2018             24,009     21,540
                                           4.50% due           04/01/2029             26,000     19,151
Conseco Finance
                                           7.52% due           05/15/2014             35,901     36,016
                                           6.29% due           10/15/2030              8,418      8,416
                                           6.99% due           10/15/2031 (d)         29,503     29,594

Conseco Finance Home Loan Trust
                                           6.57% due           10/15/2006                 26         26
                                           6.98% due           09/28/2030             18,500     18,500
Conseco Finance Lease LLC
                                           7.25% due           04/20/2003             25,000     25,107
Conseco Finance Securitizations Corp.
                                           7.18% due           07/15/2002             23,524     23,153
                                           7.97% due           05/01/2032              5,000      5,070
                                           8.31% due           05/01/2032             48,800     49,689
Contimortgage Home Equity Loan Trust
                                           6.79% due           10/15/2012 (d)          1,361      1,362
                                           6.13% due           03/15/2013              1,584      1,580
                                           6.42% due           04/25/2014                286        285
                                           6.40% due           06/15/2014              2,000      1,993
                                           6.77% due           01/25/2018             41,700     41,391
                                           6.99% due           03/15/2021                350        349
                                           6.93% due           11/25/2022             36,800     36,618
                                           7.22% due           01/15/2028                 80         80
                                           6.76% due           06/15/2028 (d)          2,279      2,276
                                           6.83% due           08/15/2028 (d)            243        242
Copelco Capital Funding Corp.
                                           6.34% due           07/20/2004                  7          7
CPS Auto Trust
                                           6.00% due           06/15/2002                556        555
                                           6.00% due           08/15/2003                 77         76
Cross Country Master Credit
                                           7.15% due           06/15/2006 (d)            300        300
CS First Boston Mortgage Securities Corp.
                                           6.75% due           09/25/2028              6,960      6,560
Daimler-Benz Vehicle Trust
                                           6.05% due           03/31/2005              1,962      1,956
Delta Air Lines Equipment Trust
                                           9.23% due           07/02/2002 (l)          1,956      1,997
                                          10.50% due           01/02/2007 (l)          6,167      6,833
                                          10.57% due           01/02/2007 (l)         15,881     18,150
                                           9.55% due           01/02/2008 (l)          7,773      8,271
                                          10.43% due           01/02/2011                960      1,053
                                          10.00% due           06/05/2013             10,828     11,560
Delta Funding Home Equity Loan Trust
                                           6.14% due           03/15/2018             26,242     26,139
                                           7.03% due           09/15/2029 (d)         10,950     10,996
                                           6.94% due           06/15/2030 (d)         34,344     34,427
Discover Card Master Trust
                                           7.00% due           10/16/2013 (d)            400        404
Duck Auto Grantor Trust
                                           5.65% due           03/15/2004              4,854      4,799
                                           7.26% due           05/15/2005             43,105     43,126
EQCC Home Equity Loan Trust
                                           6.05% due           01/25/2010                150        149
                                           6.55% due           04/25/2010                304        303
                                           5.82% due           10/15/2027 (d)            785        784
                                           5.77% due           03/20/2029                150        149
Equivantage Home Equity Loan Trust
                                           6.55% due           10/25/2025                 75         75
Federal Home Loan Mortgage Corp.
                                           6.75% due           08/15/2026 (d)         56,100     56,100
Felco Funding LLC
                                           5.98% due           09/15/2001                175        177
Fidelity Equipment Lease Trust
                                           5.86% due           09/15/2001              8,481      8,453
First Alliance Mortgage Loan Trust
                                           7.00% due           03/20/2031 (d)         14,818     14,827
First Merchants Auto Trust
                                           6.85% due           11/15/2002                 14         14
First Omni Bank
                                           6.65% due           09/15/2003 (d)          1,500      1,500
First Security Auto Grantor Trust
                                           6.10% due           04/15/2003                699        698
                                           5.97% due           04/15/2004                120        119
First Union Master Credit Card Trust
                                           6.63% due           09/15/2003             88,750     88,845
First USA Credit Card Master Trust
                                           6.13% due           09/17/2003 (d)            300        300
FMAC Loan Receivables Trust
                                           7.90% due           04/15/2019                 20         20
                                           6.83% due           09/15/2020                680        626
                                           6.20% due           09/15/2020                261        253
                                           6.50% due           09/15/2020                237        216
Ford Credit Auto Owner Trust
                                           5.47% due           09/15/2001                175        174
                                           5.77% due           11/15/2001              8,771      8,762
                                           6.20% due           04/15/2002                407        407
Ford Motor Credit Corp.
                                           5.50% due           02/15/2003              5,300      5,278
Fred Meyer, Inc.
                                           7.38% due           03/19/2003 (d)         12,405     12,269

GMAC Mortgage Corp. Loan
                                           7.01% due           11/18/2025 (d)         42,817     42,886
                                           7.93% due           03/25/2030             39,407     36,913
Green Tree Financial Corp.
                                           7.15% due           07/15/2027                221        221
                                           6.49% due           03/15/2028             36,494     36,390
                                           6.42% due           11/15/2028              1,386      1,383
                                           5.85% due           11/01/2029                 27         27
                                           6.87% due           04/01/2030              1,105        988
                                           6.66% due           06/01/2030              1,405      1,177
                                           5.60% due           12/01/2030                215        214
                                           5.51% due           02/01/2031                271        270
                                           7.86% due           04/01/2031                400        386
Green Tree Floorplan Receivables Master Trust
                                           6.97% due           11/15/2004 (d)         46,000     46,098
Green Tree Home Equity Loan Trust
                                           5.59% due           02/15/2013                 32         32
                                           6.04% due           06/15/2029                 49         49
                                           5.99% due           07/15/2030                209        209
Green Tree Home Improvement Loan Trust
                                           5.91% due           08/15/2007                 14         14
                                           7.27% due           09/15/2028 (d)          4,162      4,155
                                           6.39% due           01/15/2029              1,945      1,945
Green Tree Lease Finance
                                           6.17% due           09/20/2005                 56         56
Green Tree Recreational Equipment
                                           6.43% due           04/17/2006              3,234      3,229
Harley-Davidson Eaglemark
                                           5.25% due           07/15/2003                 96         95
Headlands Home Equity Loan Trust
                                           7.27% due           12/15/2024 (d)            529        532
HFC Home Equity Loan
                                           6.83% due           12/20/2016                282        281
Honda Auto Receivables Grantor
                                           5.95% due           05/15/2003                 61         61
Household Consumer Loan Trust
                                           7.04% due           08/15/2006 (d)         19,321     19,073
IMC Home Equity Loan Trust
                                           7.25% due           07/25/2026 (d)            725        721
IMPAC Secured Assets CMN Owner
                                           7.77% due           07/25/2025              2,000      1,981
Independent National Mortgage Corp.
                                           8.25% due           05/25/2010                154        157
Indymac Home Equity Loan
                                           6.89% due           10/25/2029 (d)          9,772      9,766
Indymac Manufactured Housing
                                           6.17% due           12/25/2011              5,019      4,973
Long Beach Acceptance Auto
                                           6.94% due           09/19/2007              3,944      3,948
Mellon Bank Home Equity
                                           5.90% due           10/25/2010             14,019     13,905
Merit Securities Corp.
                                           6.16% due           07/28/2033              6,424      6,377
                                           7.88% due           12/28/2033             34,400     33,803
Metlife Capital Equipment Loan Trust
                                           6.85% due           05/20/2008 (d)            320        320
Metris Master Trust
                                           7.27% due           04/20/2006 (d)         20,000     20,099
Metropolitan Asset Funding, Inc.
                                           7.08% due           04/25/2029 (d)         13,174     13,047
MGM Grand Term Loan
                                           7.87% due           05/06/2001 (d)         21,277     21,226
MMCA Automobile Trust
                                           6.30% due           06/15/2002                357        356
Morgan Stanley ABS Capital I
                                           6.93% due           08/25/2030 (d)        157,021    157,021
MPC Natural Gas Funding Trust
                                           6.20% due           03/15/2013              9,546      9,331
MSDWCC Heloc Trust
                                           6.91% due           09/25/2010 (d)         36,465     36,465
Myra Ums Tranche
                                           7.42% due           12/23/2006              1,358      1,321
Myra-United Mexican States
                                           5.81% due           10/20/2006 (d)            402        391
                                           7.80% due           12/23/2006 (d)          6,624      6,443
                                           7.75% due           12/23/2006 (d)          3,489      3,397
                                           7.63% due           12/23/2006 (d)          5,923      5,765
                                           7.06% due           12/23/2006 (d)            929        904
                                           7.80% due           12/23/2006 (d)            928        904
                                           7.63% due           12/23/2006 (d)             29         28

National Medical Care
                                           7.63% due           09/30/2003 (d)         28,486     28,201
                                           7.69% due           09/30/2003             21,972     21,752
New Holland Equipment Receivables
                                           6.39% due           10/15/2002                352        352
Nomura CBO Ltd.
                                           6.67% due           05/15/2009              1,900      1,944
Norwest Asset Securities Corp.
                                           6.50% due           04/25/2013             20,113     19,488
                                           6.50% due           06/25/2013             10,423     10,094
                                           7.50% due           03/25/2027             40,536     39,779
                                           6.75% due           05/25/2028             27,707     25,714
                                           6.75% due           07/25/2028             12,657     11,576
                                           6.20% due           09/25/2028             16,324     16,236
NPF XI, Inc.
                                           6.82% due           07/01/2001              8,326      8,324
NPF XII, Inc.
                                           7.05% due           06/01/2003             31,000     30,714
                                           7.27% due           11/01/2003 (d)          1,000      1,000
Olympic Automobile Receivable Trust
                                           6.05% due           08/15/2002              3,178      3,178
Option One Mortgage Loan Trust
                                           5.88% due           05/25/2029                129        128
                                           6.91% due           09/25/2030 (d)         49,816     49,816
PP&L Transition Bond Co. LLC
                                           6.83% due           03/25/2007             28,800     28,860
Premier Auto Trust
                                           5.77% due           01/06/2002              3,151      3,150
                                           5.82% due           02/08/2002                399        399
Provident Bank Home Equity Loan Trust
                                           6.92% due           06/25/2021 (d)         36,381     36,381
Providian Gateway Master Trust
                                           6.84% due           03/15/2007             28,900     28,900
                                           6.25% due           06/15/2007                 25         25
                                           6.90% due           03/16/2009                300        300
Prudential Home Mortgage Securities
                                           6.50% due           01/25/2024              1,225      1,216
Residential Asset Mortgage Products, Inc.
                                           6.91% due           09/25/2030 (d)         50,000     50,000
Residential Asset Securities Corp.
                                           6.72% due           04/25/2014 (d)            249        249
                                           6.96% due           07/25/2014             30,510     30,395
                                           6.24% due           02/25/2017              3,184      3,167
                                           6.60% due           01/25/2020              5,200      5,165
                                           7.08% due           09/25/2020                190        190
                                           8.00% due           10/25/2024 (d)          5,121      5,150
                                           6.92% due           10/25/2027 (d)          2,239      2,238
                                           6.75% due           03/25/2028             40,000     37,212
Residential Funding Mortgage Securities, Inc.
                                          10.93% due           06/01/2001             72,450     72,450
RJR Nabisco
                                           7.50% due           12/31/2001 (d)         24,948     24,948
Ryder Vehicle Lease Trust
                                           6.43% due           01/15/2003                694        693
Saco Trust
                                           8.13% due           07/25/2030             18,119     18,492
Salomon Brothers Mortgage Securities
                                           7.04% due           11/15/2029 (d)         18,965     19,013
                                           7.10% due           12/15/2029 (d)          5,800      5,800
Saxon Asset Securities Trust
                                           6.85% due           05/25/2029 (d)          8,721      8,729
Sears Credit Account Master Trust
                                           6.05% due           01/15/2008                500        493
                                           7.00% due           07/15/2008                500        505
Small Business Administration
                                           7.19% due           12/01/2019                493        493
Standard Credit Card Trust
                                           8.25% due           11/07/2003                 80         81

Student Loan Marketing Assn.
                                           6.86% due           10/25/2005 (d)         21,703     21,623
Team Fleet Financing Corp.
                                           7.35% due           05/15/2003                 30         30
Texas Cable Partners
                                           8.38% due           06/24/2007              2,500      2,489
                                           8.94% due           06/24/2007              2,500      2,489
The Money Store Home Equity Trust
                                           7.55% due           02/15/2020                321        321
                                           6.35% due           11/15/2021 (d)            719        716
                                           6.75% due           05/15/2025 (d)             34         34
                                           6.49% due           10/15/2026             17,000     16,925
Total Renal Care
                                          12.00% due           03/31/2008             37,442     36,506
Toyota Auto Lease Trust
                                           6.35% due           04/26/2004                 60         60
                                           6.45% due           04/26/2004                300        299
UCFC Home Equity Loan
                                           8.20% due           09/15/2027                 70         71
                                           6.87% due           07/15/2029                 70         66
UCFC Manufactured Housing
                                           6.68% due           01/15/2010 (d)          4,310      4,313
UniCapital Corp.
                                           6.54% due           07/23/2002             26,018     25,977
United Air Lines Equipment Trust
                                           9.20% due           03/22/2008              3,950      4,198
                                          10.36% due           11/13/2012              7,000      7,255
                                          10.02% due           03/22/2014              6,925      7,128
                                          10.85% due           07/05/2014             34,111     36,604
                                          10.85% due           02/19/2015              1,500      1,722
                                          10.13% due           03/22/2015             14,300     14,851
                                           9.06% due           06/17/2015              5,000      4,823
                                           9.21% due           01/21/2017              2,000      1,897
USAA Auto Loan Grantor Trust
                                           6.15% due           05/15/2004              1,180      1,176
                                           5.80% due           01/15/2005              2,681      2,666
WFS Financial Owner Trust
                                           6.41% due           07/20/2002             25,016     25,002
                                           6.92% due           01/20/2004             27,125     27,177
WMC Mortgage Loan
                                           7.07% due           10/15/2029             87,787     87,842
                                                                                             -----------
Total Asset-Backed Securities                                                                 2,931,252
                                                                                             -----------
(Cost $3,229,995)

SOVEREIGN ISSUES 1.9%
Central Bank Philippines
                                           7.94% due           06/01/2008 (d)          3,875      3,468
Hellenic Republic
                                           7.28% due           06/06/2001 (d)         20,000     20,294
Hydro-Quebec
                                           7.38% due           02/01/2003                150        152
Kingdom of Jordan
                                           6.00% due           12/23/2023             14,000     10,462
Kingdom of Sweden
                                          10.25% due           11/01/2015                500        593
Nacional Financiera
                                           9.75% due           03/12/2002             10,000     10,325
                                           8.57% due           05/08/2003 (d)          7,750      7,871
Providence of Newfoundland
                                           9.00% due           06/01/2019                500        562
Province of New Brunswick
                                           7.13% due           10/01/2002              1,700      1,712
Province of Nova Scotia
                                           9.38% due           07/15/2002              1,000      1,041
Province of Ontario
                                           7.75% due           06/04/2002                200        203
                                           7.63% due           06/22/2004              1,000      1,032
                                           7.00% due           08/04/2005              1,000      1,012
                                           6.00% due           02/21/2006              1,800      1,734
                                           5.50% due           10/01/2008             12,000     10,999

Province of Quebec
                                           7.50% due           07/15/2002              6,000      6,073
                                           8.80% due           04/15/2003                100        105
                                           6.81% due           06/11/2004 (d)         15,500     15,486
                                           6.62% due           04/09/2026             25,000     24,939
Republic of Argentina
                                          11.60% due           04/10/2005 (d)          1,380      1,283
                                          11.75% due           04/07/2009                 30         28
Republic of Brazil
                                           7.88% due           01/01/2001 (d)          3,481      3,481
                                           7.38% due           04/15/2006            187,832    176,807
                                          11.25% due           07/26/2007              5,750      5,773
                                          14.50% due           10/15/2009              6,000      6,615
                                           8.00% due           04/15/2014                 31         24
                                          12.25% due           03/06/2030                900        819
                                          11.00% due           08/17/2040              4,462      3,565
Republic of Bulgaria
                                           7.75% due           07/28/2011 (d)          2,000      1,515
                                           3.00% due           07/28/2012 (d)         20,000     14,568
                                           7.75% due           07/28/2024 (d)         86,650     66,287
Republic of Chile
                                           6.88% due           04/28/2009             25,000     23,528
Republic of Colombia
                                          10.88% due           03/09/2004             10,280      9,946
Republic of Croatia
                                           7.00% due           02/27/2002              7,650      7,489
Republic of Panama
                                           7.88% due           02/13/2002              1,850      1,830
                                           7.93% due           05/10/2002 (d)          1,975      1,940
                                           4.50% due           07/17/2014              7,675      6,202
Republic of Peru
                                           3.75% due           03/07/2017             11,000      6,141
                                           4.50% due           03/07/2017 (d)          5,750      3,601
Republic of Philippines
                                           7.81% due           01/05/2005 (d)          8,830      8,337
                                           6.50% due           12/01/2017              3,250      2,506
                                           9.50% due           10/21/2024              2,958      2,817
Republic of Poland
                                           3.50% due           10/27/2024 (d)         64,540     40,660
                                           4.00% due           10/27/2024              3,000      2,040
Republic of Kazakhstan
                                           8.38% due           10/02/2002              5,000      4,936
Republic of Venezuela
                                           7.88% due           12/18/2007 (d)         16,250     13,937
Republica Orient Uruguay
                                           7.25% due           05/04/2009              2,500      2,291
State of Israel
                                           6.20% due           06/14/2003                 25         25
United Mexican States
                                           9.78% due           04/07/2004 (d)          3,650      3,789
                                          10.02% due           04/07/2004 (d)          5,186      5,393
                                           8.50% due           02/01/2006            107,500    107,554
                                           9.88% due           02/01/2010             10,000     10,655
                                           6.25% due           12/31/2019              8,860      7,913
                                                                                             -----------
Total Sovereign Issues                                                                          672,358
                                                                                             -----------
(Cost $665,775)


FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 2.8%
Commonwealth of New Zealand
                                           4.50% due           02/15/2016 (j)     N$     73,000  31,155
Export-Import Bank Korea
                                           3.84% due           10/06/2000 (d)     DM      5,000   2,257
Halifax Group Euro Finance
                                           7.63% due           12/29/2049 (d)     EC      8,500   7,501
KBC Bank Fund Trust IV
                                           8.22% due           11/29/2049             20,764     18,605
Korea Development Bank
                                           6.00% due           03/07/2001         JY    350,000   3,318
                                           4.80% due           05/14/2001 (d)     DM    70,000   31,318
                                           2.56% due           06/26/2001         JY 4,000,000   37,455
Korea Electric Power
                                           3.88% due           10/31/2002 (d)     DM    18,900    8,276
Lloyds TSB Capital
                                           7.38% due           02/07/2049         EC    16,000   14,244
Nacional Financiera
                                          22.00% due           05/20/2002         MP   370,000   40,844
Newcourt Credit Group
                                           7.63% due           06/28/2001         C$       9,400  6,299
Republic of Argentina
                                           5.50% due           03/27/2001         JY 5,640,000   52,320
Republic of Austria
                                           0.00% due           01/15/2010         EC         900    789
Republic of Brazil
                                           8.25% due           11/26/2001              2,000      1,797
Republic of Germany
                                           6.25% due           01/04/2024             26,310     25,082
                                           6.50% due           07/04/2027            111,630    109,577
                                           6.25% due           01/04/2030             47,920     46,473
Republic of Philippines
                                           8.00% due           09/17/2004             10,290      9,171
R.J. Reynolds
                                           6.88% due           11/22/2000         DM      9,500   4,293
Royal Bank of Scotland PLC
                                           0.00% due           01/01/2000         BP    85,000  101,978
                                           6.77% due           03/31/2049         EC  126,500   112,403
Tecnost International NV
                                           6.67% due           06/23/2004 (d)        107,384     95,762
United Mexican States
                                           6.00% due           03/28/2002         JY   100,000      992
                                           3.10% due           04/24/2002          2,542,000     24,052
                                           8.75% due           05/30/2002         BP    23,000   34,446
                                          10.38% due           01/29/2003         DM        200      97
                                           7.00% due           06/02/2003         C$    30,200   19,388
                                           7.43% due           04/07/2004 (d)     EC    18,181   16,775
                                           6.75% due           06/06/2006         JY2,000,000    21,853
                                           7.50% due           03/08/2010         EC      5,000   4,315
                                           6.63% due           12/31/2019         FF     60,000   7,006
                                           1.10% due           12/31/2019 (d)     JY 1,662,500   15,086
                                           3.85% due           12/31/2019          9,145,000     77,905
                                                                                             -----------
Total Foreign Currency-Denominated Issues                                                       982,832
                                                                                             -----------
(Cost $892,163)

PURCHASED CALL OPTIONS 0.0%
Eurodollar vs. U.S. Dollar (OTC)
                                     Strike @ 0.81 Exp. 12/21/2000                  $200,000     16,246
                                                                                             -----------
Total Purchased Call Options                                                                     16,246
                                                                                             -----------
(Cost $16,759)

PURCHASED PUT OPTIONS 0.0%
Harborview Mortgage Loan Trust (OTC)
                                     7.470% due 08/19/2030
                                     Strike @ 100.00 Exp. 05/01/2005                  22,975          0
Interest Rate Swap (OTC)
                                     Strike @ 7.100% Exp. 08/12/2010                  10,000        490
                                                                                             -----------
Total Purchased Put Options                                                                         490
                                                                                             -----------
(Cost $380)


CONVERTIBLE BONDS & NOTES 0.0%
Banking & Finance 0.0%
Bell Atlantic Financial Services
                                           5.75% due           04/01/2003              1,500      1,454
                                                                                             -----------
Total Convertible Bonds & Notes                                                                   1,454
                                                                                             -----------
(Cost $1,539)

PREFERRED SECURITY 1.0%
                                                                                      Shares
DG Funding Trust
                                           9.03% due           12/29/2049             35,150    352,379
                                                                                             -----------
Total Preferred Security                                                                        352,379
                                                                                             -----------
(Cost $351,502)

PREFERRED STOCK 0.2%
Banco Bilbao Vizcaya International
                                           9.75% due           11/19/2001            266,217      6,722
Barclays Bank
                                           9.08% due           04/21/2020            215,500      5,549
Centaur Funding Corp.
                                           9.08% due           04/21/2020                125        127
CSC Holdings, Inc.
                                          11.13% due           04/01/2008             25,595      2,719
Fortis Amev NV
                                           6.43% due           12/31/2049                171     20,134
Home Ownership Funding
                                          13.33% due           12/31/2049              1,125        859
SI Financing Trust
                                           9.50% due           06/30/2026            396,194      9,979
TCI Communications, Inc.
                                           9.72% due           12/31/2036            622,553     16,186
                                          10.00% due           05/31/2045             49,000      1,240
                                                                                             -----------
Total Preferred Stock                                                                            63,515
                                                                                             -----------
(Cost $66,709)

SHORT-TERM INSTRUMENTS 8.3%
                                                                                  Principal
                                                                                  Amount
                                                                                  (000s)
Certificates of Deposit 0.3%
Dominion Resources, Inc.
                                           6.20% due           01/26/2001             98,900     98,989

Commercial Paper 8.0%
Abbey National PLC
                                           6.52% due           11/03/2000             12,700     12,626
                                           6.53% due           11/03/2000                900        895
Alcoa, Inc.
                                           6.47% due           11/29/2000             53,000     52,417
                                           6.45% due           12/21/2000              6,200      6,107
American Electric Power, Inc.
                                           6.70% due           10/04/2000              2,000      1,999
                                           6.76% due           10/04/2000                700        700
                                           6.70% due           10/18/2000              3,000      2,991
                                           6.75% due           10/18/2000                500        499
                                           6.70% due           10/25/2000              1,800      1,792
                                           6.70% due           10/30/2000             25,000     24,870
                                           6.70% due           11/01/2000              3,300      3,282
                                           6.70% due           11/02/2000             22,800     22,668

Anz, Inc.
                                           6.55% due           11/03/2000                100         99
                                           6.52% due           11/03/2000              2,700      2,684
                                           6.48% due           11/28/2000             28,500     28,192
Associated Corp. of North America
                                           6.58% due           11/16/2000              4,600      4,562
                                           6.57% due           11/29/2000             11,000     10,879
AT&T Corp.
                                           6.58% due           10/23/2000              2,600      2,590
                                           6.51% due           11/08/2000              1,500      1,490
                                           6.52% due           11/08/2000             11,500     11,423
                                           6.53% due           11/15/2000              2,500      2,480
                                           6.47% due           11/29/2000              3,600      3,560
                                           6.52% due           11/29/2000              1,900      1,879
                                           6.51% due           12/13/2000              9,500      9,372
                                           6.52% due           12/13/2000              5,000      4,932
                                           6.53% due           12/13/2000             20,000     19,730
                                           6.51% due           12/20/2000             11,800     11,626
Bank One Corp.
                                           6.50% due           11/03/2000                200        199
                                           6.50% due           11/15/2000              8,000      7,936
                                           6.53% due           11/15/2000                300        298
                                           6.47% due           12/06/2000             49,500     48,894
                                           6.48% due           12/06/2000             50,000     49,388
                                           6.47% due           12/19/2000              7,600      7,489
Bellsouth Capital Funding
                                           6.46% due           12/06/2000             19,100     18,866
                                           6.47% due           12/12/2000             17,200     16,971
British Telecom PLC
                                           6.60% due           11/09/2000             20,400     20,258
                                           6.56% due           11/09/2000                400        397
Campbell Soup Co.
                                           6.46% due           12/06/2000              2,700      2,667
                                           6.52% due           12/07/2000                700        691
CBA (de) Finance
                                           6.53% due           10/23/2000              4,700      4,682
CDC
                                           6.52% due           11/01/2000                500        497
Coca-Cola Co.
                                           6.51% due           10/31/2000              2,700      2,686
                                           6.48% due           12/13/2000              8,500      8,385
                                           6.49% due           12/13/2000              4,400      4,341
Compaq Computer Corp.
                                           6.73% due           10/23/2000             20,000     19,921
Conagra, Inc.
                                           6.73% due           10/04/2000             13,100     13,095
                                           6.67% due           10/06/2000              3,000      2,998
                                           6.67% due           10/18/2000              1,000        100
                                           6.68% due           11/08/2000             28,800     28,602
                                           6.67% due           11/15/2000              1,900      1,885
                                           6.67% due           11/16/2000             29,500     29,254
Cox Communications
                                           6.70% due           10/04/2000             26,700     26,690
                                           6.70% due           11/06/2000             50,000     49,674
                                           6.73% due           11/06/2000             36,200     35,963
                                           6.72% due           11/07/2000             21,500     21,356
CSX Corp.
                                           6.74% due           10/10/2000              1,000        999
                                           6.70% due           10/11/2000             21,700     21,663
DaimlerChrysler AG
                                           6.58% due           11/20/2000              7,200      7,136
                                           6.58% due           11/22/2000              3,800      3,765
                                           6.59% due           11/29/2000              3,300      3,264
                                           6.59% due           12/06/2000             14,300     14,125
                                           6.54% due           12/07/2000              3,800      3,753
                                           6.50% due           12/13/2000                200        197
                                           6.52% due           12/13/2000             10,700     10,556
Dominion Resources, Inc.
                                           6.71% due           10/18/2000             11,500     11,466
                                           6.71% due           11/06/2000              5,800      5,762
                                           6.71% due           11/09/2000                800        794
                                           6.71% due           11/16/2000             17,900     17,750
Duke Energy Field Service Corp.
                                           6.70% due           10/19/2000             50,000     49,842

Eastman Kodak Co.
                                           6.49% due           11/01/2000              2,900      2,884
                                           6.54% due           11/01/2000              3,300      3,282
                                           6.48% due           11/16/2000                900        893
Edison Midwest
                                           6.72% due           10/18/2000             40,000     39,881
                                           6.72% due           10/25/2000             10,000      9,957
                                           6.72% due           11/01/2000              1,000        994
                                           6.75% due           11/01/2000             40,035     39,809
                                           6.70% due           11/08/2000              1,400      1,390
                                           6.74% due           11/08/2000             10,700     10,626
                                           6.71% due           11/15/2000              3,300      3,273
                                           6.73% due           11/15/2000              3,800      3,769
                                           6.80% due           11/15/2000              7,900      7,834
                                           6.71% due           11/15/2000                500        496
Federal Home Loan Mortgage Corp.
                                           6.40% due           11/07/2000                745        740
                                           6.41% due           12/07/2000                743        734
Federal National Mortgage Assn.
                                           6.40% due           12/14/2000              1,163      1,147
Florida Power Corp.
                                           6.45% due           12/14/2000              8,500      8,384
                                           6.47% due           12/14/2000                100         99
Gannett Co.
                                           6.50% due           10/25/2000                100        100
                                           6.49% due           11/20/2000              3,700      3,667
                                           6.47% due           11/20/2000             18,900     18,734
                                           6.50% due           11/21/2000              1,800      1,784
General Electric Capital Corp.
                                           6.47% due           12/06/2000                200        198
                                           6.59% due           12/06/2000             11,300     11,162
                                           6.47% due           12/07/2000             25,000     24,689
                                           6.49% due           12/07/2000                300        296
                                           6.47% due           12/13/2000                700        691
                                           6.47% due           12/20/2000                600        591
                                           6.51% due           01/10/2001              7,000      6,870
                                           6.51% due           01/17/2001                900        882
                                           6.50% due           01/24/2001             37,400     36,613
General Motors Acceptance Corp.
                                           6.56% due           11/15/2000                200        198
                                           6.52% due           11/27/2000              8,600      8,513
                                           6.55% due           12/06/2000              2,500      2,469
                                           6.51% due           12/13/2000             25,400     25,057
Gillette Co.
                                           6.46% due           12/12/2000                800        789
Honeywell, Inc.
                                           6.51% due           11/21/2000             20,000     19,819
                                           6.47% due           11/29/2000              5,800      5,736
Houston Industries
                                           6.77% due           10/04/2000              6,200      6,198
                                           6.77% due           10/18/2000              3,700      3,689
                                           6.80% due           11/08/2000              6,200      6,157
                                           6.80% due           11/15/2000             50,000     49,584
Infinity Broadcasting Corp.
                                           6.72% due           11/09/2000                900        894
                                           6.70% due           11/15/2000                600        595
                                           6.70% due           11/16/2000              1,400      1,388
                                           6.71% due           11/21/2000              1,900      1,882
                                           6.72% due           11/21/2000             27,800     27,541
                                           6.71% due           11/22/2000              6,800      6,735
Ingersoll-Rand Co.
                                           6.68% due           10/02/2000                900        900
                                           6.84% due           10/02/2000             23,800     23,800
                                           6.69% due           10/04/2000             33,400     33,388
                                           6.70% due           11/01/2000              2,100      2,088
                                           6.72% due           11/01/2000              1,100      1,094
                                           6.70% due           11/08/2000             11,100     11,024
                                           6.70% due           11/13/2000             16,800     16,669
                                           6.70% due           11/15/2000              4,000      3,967
                                           6.74% due           11/15/2000                600        595
International Paper Co.
                                           6.70% due           10/05/2000                700        700
                                           6.70% due           10/06/2000             34,700     34,674
                                           6.70% due           10/10/2000              4,400      4,393
                                           6.72% due           10/10/2000                700        699
                                           6.70% due           10/11/2000             41,000     40,931
                                           6.72% due           11/17/2000                300        297
                                           6.72% due           11/28/2000             10,600     10,485
KFW International Finance
                                           6.51% due           10/12/2000              1,600      1,597
                                           6.48% due           12/06/2000                800        790
Minnesota Mining & Manufacturing
                                           6.47% due           11/28/2000              1,500      1,484
                                           6.48% due           12/19/2000                700        690

Motorola, Inc.
                                           6.48% due           11/28/2000             13,100     12,958
                                           6.52% due           12/13/2000              4,600      4,538
                                           6.45% due           12/27/2000              3,700      3,641
Nabisco, Inc.
                                           6.70% due           10/18/2000             28,900     28,813
Natural Rural Utilities
                                           6.48% due           10/18/2000              1,000        997
                                           6.48% due           11/07/2000              3,100      3,080
                                           6.52% due           11/15/2000              5,500      5,456
Nike, Inc.
                                           6.48% due           10/12/2000              6,000      5,989
Norfolk Southern Corp.
                                           6.72% due           11/01/2000             30,000     29,832
                                           6.72% due           11/07/2000             37,400     37,149
Pearson
                                           6.73% due           10/25/2000              9,000      8,961
Proctor & Gamble Co.
                                           6.48% due           11/29/2000                200        198
                                           6.51% due           11/29/2000              1,300      1,286
Reseau Ferre De France
                                           6.52% due           10/26/2000              1,800      1,792
                                           6.48% due           11/30/2000              1,000        989
SBC Communications, Inc.
                                           6.47% due           12/06/2000                200        198
                                           6.49% due           12/06/2000              3,100      3,062
Sprint Capital Corp.
                                           6.70% due           10/25/2000              7,300      7,269
                                           6.70% due           11/01/2000              1,900      1,889
                                           6.70% due           11/03/2000             31,600     31,412
                                           6.72% due           11/08/2000              8,000      7,945
Sumitomo Bank
                                           6.72% due           11/01/2000             15,000     14,916
Swedbank, Inc.
                                           6.51% due           01/19/2001             10,000      9,799
Texas Utilities Co.
                                           6.70% due           10/18/2000              7,100      7,079
                                           6.76% due           10/18/2000              3,600      3,589
Tyco International
                                           6.74% due           10/18/2000             73,400     73,180
UBS Finance LLC
                                           6.68% due           10/02/2000          1,000,000  1,000,000
Verizon Global Funding
                                           6.49% due           11/08/2000              1,600      1,589
                                           6.49% due           11/09/2000              8,600      8,541
                                           6.46% due           12/01/2000              7,500      7,415
                                           6.48% due           12/06/2000             50,000     49,388
                                           6.46% due           12/07/2000                200        198
                                           6.46% due           12/11/2000                800        789
                                           6.47% due           12/14/2000              6,000      5,918
Washington Mutual
                                           6.69% due           11/08/2000             12,000     11,917
Yorkshire Building Society
                                           6.49% due           11/14/2000              1,800      1,786
                                           6.48% due           12/11/2000             33,700     33,257
                                           6.47% due           12/20/2000              1,500      1,478
                                           6.46% due           12/21/2000              4,300      4,236
                                                                                             -----------
                                                                                              2,854,106
                                                                                             -----------
U.S. Treasury Bills (b)(k) 0.0%
                                           5.93% due           02/01/2001              1,655      1,621
                                                                                             -----------

Total Short-Term Instruments                                                                  2,954,716
                                                                                             -----------
(Cost $2,954,943)

Total Investments (a) 152.0%                                                                 $54,049,779
                                                                                             -----------
(Cost $54,354,587)

Written Options (c) (0.1%)                                                                      (35,447)
                                                                                             -----------
(Premiums $40,793)

Other Assets and Liabilities (Net) (51.9%)                                                   (18,465,617)
                                                                                             -----------

Net Assets 100.0%                                                                            $35,548,715
                                                                                             ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                              $ 295,213

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                             (600,021)
                                                   -------------------

Unrealized depreciation-net                                $ (304,808)
                                                   -------------------

(b) Securities with an aggregate market value of $1,621 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                               Unrealized
                                                       # of    Appreciation/
Type                                              Contracts   (Depreciation)
Eurodollar December Futures (12/2000)                   305     $ (173)
Municipal Bond (12/2000)                              2,371     (1,820)
EuroBond 10 Year Note (12/2000)                      17,718      1,772
U.S. Treasury 5 Year Note (12/2000)                  10,646     (6,488)
U.S. Treasury 10 Year Note (12/2000)                 29,648      5,027
U.S. Treasury 30 Year Bond (12/2000)                  4,844     (2,214)
EuroBond 10 Year Note Options (11/2000)              22,213      4,080
United Kingdom 10 Year Note (12/2000)                 2,731      1,588
                                                            -----------
                                                               $ 1,772
                                                            -----------

(c) Premiums received on written options:

                                                                 # of
Type                                                        Contracts    Premium     Value
Call - TSE Government of Japan December Futures
                       Strike @ 134.00 Exp. 11/30/2000            458      $ 881     $ 916

Put - OTC Japanese Interest Rate Swap December Futures
                       Strike @ 2.305% Exp. 11/30/2000    10,800,000,000      86       372

Put - OTC Japanese Interest Rate Swap December Futures
                       Strike @ 2.315% Exp. 11/30/2000    10,800,000,000     101       377

Call - CBOT U.S. Treasury Note December Futures
                       Strike @ 103.00 Exp. 11/18/2000         10,716      1,364     1,172

Call - CBOT U.S. Treasury Note December Futures
                       Strike @ 102.00 Exp. 11/18/2000         12,253      3,119     2,872

Put - CBOT U.S. Treasury Note December Futures
                       Strike @ 98.00 Exp. 11/18/2000           4,528      1,662       778

Put - CBOT U.S. Treasury Note December Futures
                       Strike @ 97.00 Exp. 11/18/2000           2,991        744       280

Put - CME Eurodollar December Futures
                       Strike @ 93.00 Exp. 12/18/2000           5,644      5,314       141

Call - CME Eurodollar December Futures
                       Strike @ 92.75 Exp. 12/18/2000           1,195        845     1,479

Put - CME Eurodollar March Futures
                       Strike @ 92.75 Exp. 03/19/2001           7,127      2,736       267

Call - CME Eurodollar March Futures
                       Strike @ 93.25 Exp. 03/19/2001          18,834      4,726    13,890

Put - CME Eurodollar March Futures
                       Strike @ 92.50 Exp. 03/19/2001           7,225      4,582       181


Call - CME Eurodollar March Futures
                       Strike @ 93.00 Exp. 03/19/2001           5,000      2,098     6,313

Put - CME Eurodollar March Futures
                       Strike @ 92.25 Exp. 03/19/2001           8,769      5,077       110

Put - CME Eurodollar December Futures
                       Strike @ 92.25 Exp. 12/18/2000           2,902      1,109        18

Put - OTC 3 Month LIBOR Interest Rate Swap
                       Strike @ 8.250% Exp. 03/19/2001    560,000,000      2,226        11

Call - OTC 3 Month LIBOR Interest Rate Swap
                       Strike @ 6.750% Exp. 03/19/2001    560,000,000        603     2,750

Call - OTC 3 Month LIBOR Interest Rate Swap
                       Strike @ 6.500% Exp. 02/23/2001    275,000,000      1,760     1,760

Call - OTC 3 Month LIBOR Interest Rate Swap
                       Strike @ 6.500% Exp. 02/22/2001    275,000,000      1,760     1,760
                                                                      ---------------------
                                                                        $ 40,793  $ 35,477
                                                                      ---------------------

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Reverse repurchase agreements were entered into September 25, 2000 paying interest at 6.520%. The following securities were segregated with collateral for reverse repurchase agreements

Type                                             Maturity       Value
Federal National Mortgage Assn. 7.000%         10/01/2003    $ 42,864
Federal National Mortgage Assn. 6.690%         08/01/2027      39,604
Government National Mortgage Assn. 7.130%      10/20/2030      65,131
Government National Mortgage Assn. 6.750%      07/20/2027      41,986
                                                          ------------
                                                            $ 189,585
                                                          ------------

(f) Foreign forward currency contracts outstanding at September 30, 2000:

                                                Principal
                                                   Amount                   Unrealized
                                               Covered by  Settlement      Appreciation/
Type                          Currency           Contract       Month      (Depreciation)
Sell                                C$             43,714     10/2000      $ 413
Buy                                                 7,000     10/2000        (54)
Sell                                EC            295,593     10/2000      8,049
Buy                                               393,768     10/2000     (1,541)
Buy                                               276,495     11/2000        502
Sell                                BP            103,747     10/2000     (5,419)
Buy                                 HF          2,000,000     03/2001        181
Sell                                JY          4,519,202     04/2001     (1,390)
Sell                                           20,157,034     10/2000      3,425
Buy                                            18,843,139     10/2000         71
Sell                                           18,843,139     11/2000       (100)
Sell                                N$             60,917     10/2000        565
Buy                                 PZ             45,000     01/2001       (543)
Buy                                                40,000     02/2001       (215)
Buy                                                17,000     03/2001       (168)
                                                                      -----------
                                                                         $ 3,776
                                                                      -----------

(g) Principal amount denoted in indicated currency:

                       BP               -                 British Pound
                       C$               -                 Canadian Dollar
                       EC               -                 Euro
                       HF               -                 Hungarian Forint
                       JY               -                 Japanese Yen
                       N$               -                 New Zealand Dollar
                       PZ              -                  Polish Zloty

(h) Swap agreements outstanding at September 30, 2000:

                                                                      Notional            Unrealized
Type                                                                  Amount              Depreciation
Receive floating rate based on 6-month JY-LIBOR and
pay fixed rate equal to 2.340%.

Broker: Deutsche Bank AG New York
Exp. 10/08/2007                                                       JY  24,500,000         (9,740)

Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/2008                                                        7,000,000              1,709

Receive floating rate based on 3-month LIBOR plus 1.600% and pay a fixed rate equal to 0.426%.

Broker: Lehman Brothers
Exp. 04/19/2005                                                         $ 13,033                  1

Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                                           35,000               (354)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.930%.

Broker: Goldman Sachs
Exp. 08/25/2030                                                       BP     50,000            (579)

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.302%.

Broker: Goldman Sachs
Exp. 07/13/2010                                                       C$      40,000           (258)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                                       JY 11,635,000          (3,964)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                                        7,563,000             (2,621)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                                       51,000,000             (1,259)

Receive floating rate based on 6-month EURO-LIBOR and pay fixed rate equal to 6.175%.

Broker: Goldman Sachs
Exp. 05/22/2030                                                       EC     94,820            (953)

Receive floating rate based on 6-month EURO-LIBOR plus 0.499% and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan
Exp. 01/04/2009                                                          123,620               1,945

Receive floating rate based on 6-month EURO-LIBOR minus 0.54% and pay a fixed rate equal to 6.250%.

Broker: J.P. Morgan
Exp. 01/04/2024                                                           26,270                 320

Receive floating rate based on 3-month EURO-LIBOR and pay a fixed rate equal to 6.010%.

Broker: Morgan Stanley
Exp. 01/04/2030                                                           83,670                (514)


Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                                       JY      377,000             29

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                                              1,500,000            33

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                                                580,000            47

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.317%.

Broker: Goldman Sachs
Exp. 07/12/2010                                                        C$       30,000          (213)

Receive a fixed rate equal to 7.317% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 11/15/2003                                                         $       85,000          1,117

Receive floating rate based on 3-month LIBOR and pay to the counterparty $187,253 due 11/15/2021.

Broker: Lehman Brothers
Exp. 11/15/2021                                                                  42,600          (702)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.950%.
In the event of default of Republic of Argentina Floating Rate Notes and/or
Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                                                   3,200             0

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 6.150%.
In the event of default of Republic of Argentina Floating Rate Notes and/or
Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                                                    3,200         (171)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.050%.
In the event of default of Republic of Argentina Floating Rate Notes and/or
Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 05/03/2001                                                                     6,000        (201)

Receive fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp.
7.750% due 10/01/2008.

Broker: Lehman Brothers
Exp. 12/31/2004                                                                    50,000           3

Receive fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                                                    20,000           1

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                                                    10,000           1

Receive fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Co.
7.200% due 02/01/2007.

Broker: Goldman Sachs
Exp. 12/22/2000                                                                    17,000           1

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric Corp.
6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                                                    22,000           0

Receive fixed rate equal to 5.600% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela.
9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/04/2001                                                                    25,000          14

Receive fixed rate equal to 5.850% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela.
9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/17/2001                                                                    10,000           6

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power.
6.625% due 11/16/2006.

Broker: Lehman Brothers
Exp. 04/18/2003                                                                     25,000         1

Receive fixed rate equal to 1.900% and the Fund will pay to the counterparty at par in the based on 6-month LIBOR plus 0.813% due 04/15/2006.

Broker: Credit Suisse First Boston International
Exp. 05/03/2001                                                                     50,000         9

Receive fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States.
9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 05/09/2002                                                                     50,000         7

Receive fixed rate equal to 0.100% and the Fund will pay to the counterparty at par in the event of default of Walmart Stores, Inc.
6.875% due 08/10/2009.

Broker: Credit Suisse First Boston International
Exp. 11/01/2000                                                                    100,000         1

Receive fixed rate equal to 0.100% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp.
7.250% due 02/02/2005.

Broker: J.P. Morgan
Exp. 05/19/2001                                                                     50,000         1

Receive fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of United Mexican States.
9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 06/13/2002                                                                     50,000         8

Receive fixed rate equal to 0.500% and the Fund will pay to the counterparty at par in the event of default of Raytheon Co.
6.500% due 07/15/2005.

Broker: Merril Lynch
Exp. 06/30/2001                                                                     25,000         1

Receive fixed rate equal to 0.120% and the Fund will pay to the counterparty at par in the event of default of IBM Corp.
7.250% due 11/01/2002.

Broker: J.P. Morgan
Exp. 12/31/2000                                                                     50,000         1

Receive a fixed rate equal to 4.910% and pay floating rate based on 10-year Municipal Market Dataline Index.

Broker: Morgan Stanley
Exp. 11/07/2000                                                                     10,000       361
                                                                                          ----------
                                                                                            $(15,912)
                                                                                          ----------



                                                    Fixed                     Unrealized
                                                   Spread    Notional        Appreciation/
Type                                                   (%)     Amount         Depreciation
Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the
10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                                    0.8675   $ 258,500    $ 2,598

Broker: Morgan Stanley
Exp. 02/28/2005                                    0.9925      25,000       (223)

Receive On-The-Run 30-year Swap Spread and pay a fixed spread.
The on the-run 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 04/04/2005                                    1.3900      50,000       (591)

Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/16/2005                                    1.1120      37,700       (329)

Broker: Goldman Sachs
Exp. 02/15/2005                                    1.0850      10,000       (155)

Broker: Goldman Sachs
Exp. 02/16/2005                                    1.1120       3,300        (52)

Receive the 5-year Swap Spread and pay a fixed spread.
The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley                             0.9900     107,200       (294)
Exp. 04/07/2005

Broker: Lehman Brothers
Exp. 04/10/2005                                    0.9500     130,000       (356)

Broker: Bank of America
Exp. 04/11/2005                                    0.9675     250,000       (263)

Receive On-The-Run 2-year Swap Spread and pay a fixed spread.
The On-The-Run 2-year Swap Spread is the difference between the 2-year Swap Rate and the 2-year Treasury Rate.

Broker: Bank of America
Exp. 07/19/2001                                    0.9250     100,000       (850)
                                                                      -----------
                                                                          $ (515)
                                                                      -----------

(i) Principal amount of the security is adjusted for inflation.

(j) Subject to financing transaction.

(k) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(l) Restricted security.

(m) Security is in default.